UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2019

Date of reporting period: July 31, 2019

ITEM 1.	REPORTS TO STOCKHOLDERS.

JUL    07.31.19

ANNUAL REPORT

AB MULTI-MANAGER SELECT

RETIREMENT FUNDS

+	AB MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND
+	AB MULTI-MANAGER SELECT 2010 FUND
+	AB MULTI-MANAGER SELECT 2015 FUND
+	AB MULTI-MANAGER SELECT 2020 FUND
+	AB MULTI-MANAGER SELECT 2025 FUND
+	AB MULTI-MANAGER SELECT 2030 FUND
+	AB MULTI-MANAGER SELECT 2035 FUND
+	AB MULTI-MANAGER SELECT 2040 FUND
+	AB MULTI-MANAGER SELECT 2045 FUND
+	AB MULTI-MANAGER SELECT 2050 FUND
+	AB MULTI-MANAGER SELECT 2055 FUND
+	AB MULTI-MANAGER SELECT 2060 FUND

Beginning January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, each Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling the Fund at (800) 221 5672.

You may elect to receive all future reports in paper form free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with a Fund, you can call the Fund at (800) 221 5672. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all AB Mutual Funds you hold.

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-PORT may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We are pleased to provide this report for AB Multi-Manager Select Retirement Funds (collectively the “Funds”, and individually a “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Funds’ investment strategies.

As always, AB strives to keep clients ahead of what’s next by:

+	Transforming uncommon insights into uncommon knowledge with a global research scope

+	Navigating markets with seasoned investment experience and sophisticated solutions

+	Providing thoughtful investment insights and actionable ideas

Whether you’re an individual investor or a multi-billion-dollar institution, we put knowledge and experience to work for you.

AB’s global research organization connects and collaborates across platforms and teams to deliver impactful insights and innovative products. Better insights lead to better opportunities—anywhere in the world.

For additional information about AB’s range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in the AB Mutual Funds.

Sincerely,

Robert M. Keith

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 1

ANNUAL REPORT

September 13, 2019

This report provides management’s discussion of the performance for AB Multi-Manager Select Retirement Funds for the annual reporting period ended July 31, 2019.

Each Fund’s investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.

NAV RETURNS AS OF JULY 31, 2019 (unaudited)

	6 Months	12 Months

AB MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND

Class A Shares	4.36%	4.01%

Class C Shares	3.91%	3.19%

Advisor Class Shares[1]	4.47%	4.20%

Class R Shares[1]	4.25%	3.78%

Class K Shares[1]	4.33%	3.95%

Class I Shares[1]	4.43%	4.18%

Class Z Shares[1]	4.54%	4.22%

S&P Target Date Retirement Income Index	5.49%	5.27%

	6 Months	12 Months

AB MULTI-MANAGER SELECT 2010 FUND

Class A Shares	4.84%	3.88%

Class C Shares	4.55%	3.18%

Advisor Class Shares[1]	5.08%	4.17%

Class R Shares[1]	4.73%	3.64%

Class K Shares[1]	4.95%	3.90%

Class I Shares[1]	5.07%	4.22%

Class Z Shares[1]	5.07%	4.20%

S&P Target Date 2010 Index	5.67%	5.05%

1

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

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NAV RETURNS AS OF JULY 31, 2019 (unaudited)

	6 Months	12 Months

AB MULTI-MANAGER SELECT 2015 FUND

Class A Shares	5.06%	3.56%

Class C Shares	4.70%	2.81%

Advisor Class Shares[1]	5.21%	3.91%

Class R Shares[1]	4.98%	3.35%

Class K Shares[1]	4.98%	3.53%

Class I Shares[1]	5.19%	3.74%

Class Z Shares[1]	5.11%	3.77%

S&P Target Date 2015 Index	5.82%	4.81%

	6 Months	12 Months

AB MULTI-MANAGER SELECT 2020 FUND

Class A Shares	5.31%	3.30%

Class C Shares	4.97%	2.51%

Advisor Class Shares[1]	5.41%	3.59%

Class R Shares[1]	5.25%	3.02%

Class K Shares[1]	5.33%	3.29%

Class I Shares[1]	5.49%	3.54%

Class Z Shares[1]	5.44%	3.61%

S&P Target Date 2020 Index	6.07%	4.66%

	6 Months	12 Months

AB MULTI-MANAGER SELECT 2025 FUND

Class A Shares	5.51%	2.87%

Class C Shares	5.15%	2.08%

Advisor Class Shares[1]	5.60%	3.07%

Class R Shares[1]	5.38%	2.60%

Class K Shares[1]	5.53%	2.86%

Class I Shares[1]	5.62%	3.07%

Class Z Shares[1]	5.64%	3.18%

S&P Target Date 2025 Index	6.42%	4.33%

1

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 3

NAV RETURNS AS OF JULY 31, 2019 (unaudited)

	6 Months	12 Months

AB MULTI-MANAGER SELECT 2030 FUND

Class A Shares	5.77%	2.44%

Class C Shares	5.35%	1.72%

Advisor Class Shares[1]	5.87%	2.67%

Class R Shares[1]	5.54%	2.08%

Class K Shares[1]	5.71%	2.46%

Class I Shares[1]	5.79%	2.63%

Class Z Shares[1]	5.91%	2.66%

S&P Target Date 2030 Index	6.80%	3.92%

	6 Months	12 Months

AB MULTI-MANAGER SELECT 2035 FUND

Class A Shares	6.31%	2.46%

Class C Shares	5.91%	1.68%

Advisor Class Shares[1]	6.49%	2.74%

Class R Shares[1]	6.23%	2.26%

Class K Shares[1]	6.37%	2.47%

Class I Shares[1]	6.49%	2.67%

Class Z Shares[1]	6.39%	2.67%

S&P Target Date 2035 Index	7.09%	3.49%

	6 Months	12 Months

AB MULTI-MANAGER SELECT 2040 FUND

Class A Shares	6.69%	2.23%

Class C Shares	6.29%	1.46%

Advisor Class Shares[1]	6.87%	2.43%

Class R Shares[1]	6.61%	2.02%

Class K Shares[1]	6.67%	2.21%

Class I Shares[1]	6.93%	2.47%

Class Z Shares[1]	6.88%	2.45%

S&P Target Date 2040 Index	7.32%	3.25%

1

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

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NAV RETURNS AS OF JULY 31, 2019 (unaudited)

	6 Months	12 Months

AB MULTI-MANAGER SELECT 2045 FUND

Class A Shares	6.84%	2.18%

Class C Shares	6.48%	1.48%

Advisor Class Shares[1]	6.99%	2.46%

Class R Shares[1]	6.77%	1.95%

Class K Shares[1]	6.85%	2.16%

Class I Shares[1]	6.99%	2.38%

Class Z Shares[1]	6.97%	2.40%

S&P Target Date 2045 Index	7.42%	3.07%

	6 Months	12 Months

AB MULTI-MANAGER SELECT 2050 FUND

Class A Shares	6.92%	2.07%

Class C Shares	6.54%	1.36%

Advisor Class Shares[1]	7.10%	2.36%

Class R Shares[1]	6.80%	1.86%

Class K Shares[1]	6.86%	2.06%

Class I Shares[1]	7.08%	2.36%

Class Z Shares[1]	7.06%	2.36%

S&P Target Date 2050 Index	7.45%	2.90%

	6 Months	12 Months

AB MULTI-MANAGER SELECT 2055 FUND

Class A Shares	6.93%	2.00%

Class C Shares	6.63%	1.31%

Advisor Class Shares[1]	7.12%	2.27%

Class R Shares[1]	6.81%	1.73%

Class K Shares[1]	6.96%	2.03%

Class I Shares[1]	7.16%	2.31%

Class Z Shares[1]	7.16%	2.32%

S&P Target Date 2055 Index	7.47%	2.88%

1

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 5

NAV RETURNS AS OF JULY 31, 2019 (unaudited)

	Since Inception[2]	12 Months

AB MULTI-MANAGER SELECT 2060 FUND

Class A Shares	7.30%	–

Class C Shares	6.90%	–

Advisor Class Shares[1]	7.40%	–

Class R Shares[1]	7.10%	–

Class K Shares[1]	7.30%	–

Class I Shares[1]	7.40%	–

Class Z Shares[1]	7.40%	–

S&P Target Date 2060+ Index	7.53%	–

1

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

2	Inception date: 2/1/2019.

INVESTMENT RESULTS

The preceding tables show the Funds’ performance compared to their benchmarks, the Standard & Poor’s (“S&P”) Target Date Index Series, for the six- and 12-month periods ended July 31, 2019. The inception date for all share classes of the Select 2060 Fund was February 1, 2019; due to limited performance history, there is no discussion of this Fund’s performance for the 12-month period.

The benchmarks are as follows: Retirement Allocation Fund, the S&P Target Date Retirement Income Index; Select 2010 Fund, the S&P Target Date 2010 Index; Select 2015 Fund, the S&P Target Date 2015 Index; Select 2020 Fund, the S&P Target Date 2020 Index; Select 2025 Fund, the S&P Target Date 2025 Index; Select 2030 Fund, the S&P Target Date 2030 Index; Select 2035 Fund, the S&P Target Date 2035 Index; Select 2040 Fund, the S&P Target Date 2040 Index; Select 2045 Fund, the S&P Target Date 2045 Index; Select 2050 Fund, the S&P Target Date 2050 Index; Select 2055 Fund, the S&P Target Date 2055 Index; and Select 2060 Fund, the S&P Target Date 2060+ Index.

For the 12-month period, all share classes of all vintages underperformed their respective benchmarks, before sales charges.

Relative to the respective benchmarks, strategic asset allocation contributed to returns for all vintages. An underweight to US large-caps and overweights to real assets and non-US small-caps detracted from performance. An overweight to defensive equities and underweights to non-US large-caps and US small/mid-caps contributed. Underlying Portfolio selection detracted for all vintages. Notable detractors included Boston Partners Long/Short Research

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Fund (equity diversifier), AQR Style Premia Alternative Fund (fixed-income diversifier) and AQR Market Neutral Fund (equity diversifier). Notable contributors included MFS Institutional International Equity Fund (equities), AB All Market Real Return Portfolio (inflation-sensitive) and AB Discovery Growth Fund (equities). Tactical asset allocation, employed through the Adviser’s dynamic asset allocation (“DAA”) process, detracted. During the period, DAA caused the Funds to be, on average, overweight emerging-market equities, core bonds and defensive equities, and underweight non-US large-caps, real assets and US large-caps. The primary detractors from DAA were the underweights to US large-caps and real assets. While DAA contributed to returns in the fourth quarter of 2018 and in the second quarter of 2019, a negative contribution during the first-quarter market rebound weighed on DAA’s effect for the 12-month period.

For the six-month period, all share classes of all vintages underperformed their respective benchmarks, before sales charges.

Strategic asset allocation detracted from returns for the Retirement Allocation vintage, but contributed for all other vintages. Overweights to real assets and equity diversifiers, as well as an underweight to US large-caps, detracted. An overweight to defensive equities and underweights to core bonds and non-US large-caps contributed. Underlying Portfolio selection detracted for all vintages. Notable detractors included Boston Partners Long/Short Fund, AQR Style Premia Alternative Fund and AQR Equity Market Neutral Fund. Notable contributors included MFS Institutional International Equity Fund, AB Discovery Growth Fund and T. Rowe Price Emerging Markets Stock Fund (equities). Tactical asset allocation detracted as a result of being, on average, underweight to real assets and US large-caps, and overweight to defensive equities, core bonds, short-duration bonds and emerging-market equities. The primary detractors from DAA in the period were an underweight to US large-caps, as well as overweights to core bonds (for all vintages) and short-duration bonds (for all vintages except 2010 and Retirement Allocation). While DAA contributed to returns in the second quarter of 2019, a negative contribution during the first-quarter market rebound weighed on DAA’s effect for the six-month period.

The Funds did not directly utilize derivatives during either period.

Please note: MFS is a registered service mark of Massachusetts Financial Services Company. None of Boston Partners; AQR Capital Management, LLC; T. Rowe Price Associates, Inc.; or Massachusetts Financial Services Company make any representations regarding the advisability of investing in the Funds.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 7

MARKET REVIEW AND INVESTMENT STRATEGY

US stocks rallied while international and emerging-market equities declined during the 12-month period ended July 31, 2019. Late in 2018, US and global stocks declined during a period of increased volatility and global risk, a weak outlook for the Chinese economy (and global growth in general), and tighter monetary policies, in addition to rampant trade tensions. Against this backdrop of continued volatility, as well as emerging pressures such as political unrest in Hong Kong and the probability of a no-deal Brexit under newly appointed Prime Minister Boris Johnson, US stocks rallied and ended the period in positive territory amid generally strong corporate earnings and in anticipation of lower rates. As expected, the US Federal Reserve (the “Fed”) lowered its benchmark interest rate by one-quarter percentage point at the end of July in an effort to extend economic expansion and better align with continued dovish policy guidance from the European Central Bank (“ECB”). Investors anticipated that further rate cuts may be indicated, as the Fed and the ECB have hinted at additional quantitative easing if growth continues to slow. In the US, large-cap stocks reported strong positive returns while small-cap stocks declined; growth stocks outpaced value stocks by a wide margin in all categories.

Despite the resumption of trade-conflict volatility in July, fixed-income markets generally rallied over the period. A risk-taking sentiment prevailed for a number of reasons, including investor expectations for Chinese economic stimulus, a Brexit deadline extension, easing trade tensions ahead of the G20 summit, and dovish pivots from the Fed and other developed-market central bankers. Emerging-market debt sectors strongly advanced for most of the period. Developed-market treasuries posted strong performance as well, followed by investment-grade securities and global high yield. Developed-market treasury yield curves generally flattened across the board, with longer maturities falling further than shorter-term securities (bond yields move inversely to price). However, portions of the yield curves in the US, Germany and Japan inverted—typically a harbinger of recession. Like the Fed and the ECB, the Bank of Canada grew dovish while the Reserve Bank of Australia brought its cash rate to a record low. The Bank of Japan echoed the sentiment by adjusting forward guidance to indicate that interest rates would remain low until at least 2020.

INVESTMENT POLICIES

In seeking to achieve their investment objective, the Funds focus their investments while seeking to minimize short-term risks on a combination of AB mutual funds and mutual funds and exchange-traded funds (“ETFs”) managed by unaffiliated third parties (“Underlying Portfolios”) representing a variety of asset classes and investment styles. Each Fund invests in the Underlying Portfolios in accordance with its current

(continued on next page)

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asset mix. In order to implement the Funds’ investment strategies, Morningstar Investment Management LLC (“Morningstar”), the Funds’ sub-adviser, selects Underlying Portfolios within each asset class for investment by the Funds from among AB mutual funds and funds offered by other fund complexes that have entered into a participation agreement or similar arrangement with the Funds. The Adviser has directed Morningstar to normally select Underlying Portfolios so that 10% to 50% of each Fund’s net assets is invested in AB mutual funds. ETFs will normally represent a significant portion of the Fund’s investments, and these ETFs are typically passive vehicles intended to track the performance of particular securities indices rather than actively managed funds.

Other than the AB Multi-Manager Select Retirement Allocation Fund, each Fund is managed to the specific year of planned retirement included in its name (the “retirement date”). Each Fund’s asset mix becomes more conservative, with an increasing exposure to investments in fixed-income securities and short-term bonds, each year until reaching the year approximately 15 years after the retirement date. At that time, the Fund will no longer be managed to become more conservative each year, although the Adviser may continue to vary the relative weightings of the Fund’s asset classes as described fully in the prospectus. The AB Multi-Manager Select Retirement Allocation Fund is managed according to a conservative asset allocation, and the Fund’s portfolio allocation will not necessarily become more conservative over time.

The Funds allocate their investments in Underlying Portfolios that invest in the following asset classes: traditional equity securities, defensive equity securities, equity diversifiers, inflation-sensitive instruments, fixed-income diversifiers, core fixed-income securities and short-duration fixed-income securities (including high-yield bonds or “junk bonds”). For these purposes, inflation-sensitive instruments include investments in funds focused on real estate securities, commodities and inflation-indexed securities; fixed-income diversifiers include investments in funds engaged in certain alternative strategies that seek reduced volatility and low correlation with fixed-income markets such as market neutral funds; short-duration fixed-income securities include investments in funds focused on minimizing risk of loss by maintaining average maturities of three years or less; defensive equity securities include investments in funds focusing on low volatility equities and other equity strategies emphasizing high-quality cash flows and dividends; and equity diversifiers include investments in funds engaged in certain alternative strategies that seek reduced volatility and limited correlation with equity markets such as equity long/short funds. The Funds may also invest directly in investments within each

(continued on next page)

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 9

asset class. Each Underlying Portfolio may enter into derivatives transactions, such as options, futures contracts, forwards and swaps, in an effort to earn income, to gain or adjust exposure to individual securities or markets, or to protect all or a portion of the Underlying Portfolio’s portfolio from a decline in value.

In making asset allocation decisions, the Adviser uses its proprietary DAA process. DAA comprises a series of analytical and forecasting tools employed by the Adviser to gauge fluctuations in the risk/return profile of various asset classes. DAA will aim to adjust the Funds’ investment exposure in changing market conditions and thereby reduce overall portfolio volatility by seeking to mitigate the effects of market fluctuations, while preserving consistent long-term return potential. For example, the Adviser may seek to reduce a Fund’s risk exposure to one or more asset classes when DAA suggests that market risks relevant to those asset classes are rising but return opportunities are declining. The Adviser expects to pursue this process for the Funds primarily by adjusting Underlying Portfolio investments.

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DISCLOSURES AND RISKS

Benchmark Disclosure

All indices are unmanaged and do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The S&P Target Date Index Series® (each, an “Index”) reflects exposure to various asset classes included in target date funds driven by a survey of such funds for each particular target date. These asset class exposures include US large-cap, US mid-cap, US small-cap, international equities, emerging-market equities, US and international real estate investment trusts, core fixed-income, cash equivalents, Treasury inflation-protected securities, high-yield corporate bonds and commodities. Each Index uses the performance of other indices to track each asset class for purposes of Index calculation. The original inception date for the Indices was May 31, 2007, except the S&P Target Date 2050 Index, which was May 31, 2011, the S&P Target Date 2055 Index, which was May 31, 2012, and the S&P Target Date 2060+ Index, which was May 29, 2015. The performance of the Indices does not reflect the deduction of expenses associated with a fund, such as investment management fees. An investor cannot invest directly in an index and its results are not indicative of the performance for any specific investment, including the Funds.

A Word About Risk

Market Risk: The value of the Funds’ investments will fluctuate as the stock or bond market fluctuates. The value of their investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the stock market generally.

Allocation Risk: The allocation of investments among the Underlying Portfolios’ different investment styles, such as equity or debt securities, or US or non-US securities, may have a more significant effect on the Funds’ net asset value (“NAV”) when one of these investments is performing more poorly than the other. There is no assurance that allocation decisions will result in the desired effects. Subjective decisions made by the Adviser and/or Morningstar may cause the Funds to incur losses or to miss profit opportunities on which they might otherwise have capitalized. The limited universe of Underlying Portfolios and the requirement that a specified percentage of the Funds’ assets be invested in AB mutual funds as noted above may adversely affect the Funds’ performance.

Interest-Rate Risk: Changes in interest rates will affect the value of the Funds’ investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 11

DISCLOSURES AND RISKS (continued)

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments by Underlying Portfolios in fixed-income securities with lower ratings are subject to a higher probability that an issuer will default or fail to meet its payment obligations.

High-Yield Debt Security Risk: Investments in fixed-income securities with ratings below investment-grade, commonly known as “junk bonds”, tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest-rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

Inflation Risk: This is the risk that the value of assets or income from the Funds’ investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio’s assets can decline as can the value of that Underlying Portfolio’s distributions.

Foreign (Non-US) Risk: Investments in non-US issuers by Underlying Portfolios may involve more risk than investments in US issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Funds’ investments or reduce their returns.

Capitalization Risk: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies often have limited product lines, markets or financial resources.

Derivatives Risk: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.

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DISCLOSURES AND RISKS (continued)

Leverage Risk: Borrowing money or other leverage may make an Underlying Portfolio’s investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.

Investment in Other Investment Companies Risk: As with other investments, investments in other investment companies, including ETFs, are subject to market and selection risk. In addition, shareholders of the Funds bear both their proportionate share of expenses in the Funds (including management fees) and, indirectly, the expenses of the investment companies.

Management Risk: The Funds are subject to management risk because they are actively managed investment funds. The Adviser and Morningstar will apply their investment techniques and risk analyses in making investment decisions for the Funds, but there is no guarantee that their techniques will produce the intended results.

These risks are fully discussed in the Funds’ prospectus. As with all investments, you may lose money by investing in the Funds.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Funds will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com. The Select 2060 Fund has been in operation only for a short period of time, and therefore has a very limited historical performance period. This limited performance period is unlikely to be representative of the performance the Fund will achieve over a longer period.

All fees and expenses related to the operation of the Funds have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Funds’ quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 13

HISTORICAL PERFORMANCE

AB MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND

GROWTH OF A $10,000 INVESTMENT IN THE FUND (unaudited)

12/15/20141 TO 7/31/2019

This chart illustrates the total value of an assumed $10,000 investment in AB Multi-Manager Select Retirement Allocation Fund Class A shares (from 12/15/20141 to 7/31/2019) as compared to the performance of the Fund’s benchmark. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains distributions.

1	Inception date: 12/15/2014.

14 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND

AVERAGE ANNUAL RETURNS AS OF JULY 31, 2019 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	4.01%	-0.45%

Since Inception[1]	3.57%	2.61%

CLASS C SHARES

1 Year	3.19%	2.19%

Since Inception[1]	2.76%	2.76%

ADVISOR CLASS SHARES[2]

1 Year	4.20%	4.20%

Since Inception[1]	3.80%	3.80%

CLASS R SHARES[2]

1 Year	3.78%	3.78%

Since Inception[1]	3.28%	3.28%

CLASS K SHARES[2]

1 Year	3.95%	3.95%

Since Inception[1]	3.53%	3.53%

CLASS I SHARES[2]

1 Year	4.18%	4.18%

Since Inception[1]	3.78%	3.78%

CLASS Z SHARES[2]

1 Year	4.22%	4.22%

Since Inception[1]	3.81%	3.81%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 5.66%, 6.53%, 5.46%, 3.69%, 3.39%, 3.01% and 5.52% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.46%, 1.21%, 0.21%, 0.71%, 0.46%, 0.21% and 0.21% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2019 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the Adviser through January 5, 2016 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the applicable expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(footnotes continued on next page)

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 15

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND

1	Inception date: 12/15/2014.

2

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

16 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2019 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	0.15%

Since Inception[1]	2.60%

CLASS C SHARES

1 Year	2.76%

Since Inception[1]	2.78%

ADVISOR CLASS SHARES[2]

1 Year	4.85%

Since Inception[1]	3.81%

CLASS R SHARES[2]

1 Year	4.28%

Since Inception[1]	3.27%

CLASS K SHARES[2]

1 Year	4.54%

Since Inception[1]	3.56%

CLASS I SHARES[2]

1 Year	4.77%

Since Inception[1]	3.79%

CLASS Z SHARES[2]

1 Year	4.91%

Since Inception[1]	3.82%

1	Inception date: 12/15/2014.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 17

HISTORICAL PERFORMANCE

AB MULTI-MANAGER SELECT 2010 FUND

GROWTH OF A $10,000 INVESTMENT IN THE FUND (unaudited)

12/15/20141 TO 7/31/2019

This chart illustrates the total value of an assumed $10,000 investment in AB Multi-Manager Select 2010 Fund Class A shares (from 12/15/20141 to 7/31/2019) as compared to the performance of the Fund’s benchmark. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains distributions.

1	Inception date: 12/15/2014.

18 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2010 FUND

AVERAGE ANNUAL RETURNS AS OF JULY 31, 2019 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	3.88%	-0.56%

Since Inception[1]	4.45%	3.48%

CLASS C SHARES

1 Year	3.18%	2.19%

Since Inception[1]	3.66%	3.66%

ADVISOR CLASS SHARES[2]

1 Year	4.17%	4.17%

Since Inception[1]	4.72%	4.72%

CLASS R SHARES[2]

1 Year	3.64%	3.64%

Since Inception[1]	4.19%	4.19%

CLASS K SHARES[2]

1 Year	3.90%	3.90%

Since Inception[1]	4.42%	4.42%

CLASS I SHARES[2]

1 Year	4.22%	4.22%

Since Inception[1]	4.70%	4.70%

CLASS Z SHARES[2]

1 Year	4.20%	4.20%

Since Inception[1]	4.70%	4.70%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 3.44%, 4.21%, 3.29%, 3.02%, 2.73%, 2.26% and 2.22% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.41%, 1.16%, 0.16%, 0.66%, 0.41%, 0.16% and 0.16% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2019 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the Adviser through January 5, 2016 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the applicable expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(footnotes continued on next page)

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 19

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2010 FUND

1	Inception date: 12/15/2014.

2

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

20 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2010 FUND

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2019 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	0.28%

Since Inception[1]	3.48%

CLASS C SHARES

1 Year	2.94%

Since Inception[1]	3.67%

ADVISOR CLASS SHARES[2]

1 Year	4.92%

Since Inception[1]	4.73%

CLASS R SHARES[2]

1 Year	4.42%

Since Inception[1]	4.20%

CLASS K SHARES[2]

1 Year	4.79%

Since Inception[1]	4.44%

CLASS I SHARES[2]

1 Year	5.00%

Since Inception[1]	4.71%

CLASS Z SHARES[2]

1 Year	4.99%

Since Inception[1]	4.72%

1	Inception date: 12/15/2014.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 21

HISTORICAL PERFORMANCE

AB MULTI-MANAGER SELECT 2015 FUND

GROWTH OF A $10,000 INVESTMENT IN THE FUND (unaudited)

12/15/20141 TO 7/31/2019

This chart illustrates the total value of an assumed $10,000 investment in AB Multi-Manager Select 2015 Fund Class A shares (from 12/15/20141 to 7/31/2019) as compared to the performance of the Fund’s benchmark. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains distributions.

1	Inception date: 12/15/2014.

22 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2015 FUND

AVERAGE ANNUAL RETURNS AS OF JULY 31, 2019 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	3.56%	-0.80%

Since Inception[1]	4.89%	3.91%

CLASS C SHARES

1 Year	2.81%	1.84%

Since Inception[1]	4.09%	4.09%

ADVISOR CLASS SHARES[2]

1 Year	3.91%	3.91%

Since Inception[1]	5.16%	5.16%

CLASS R SHARES[2]

1 Year	3.35%	3.35%

Since Inception[1]	4.62%	4.62%

CLASS K SHARES[2]

1 Year	3.53%	3.53%

Since Inception[1]	4.88%	4.88%

CLASS I SHARES[2]

1 Year	3.74%	3.74%

Since Inception[1]	5.12%	5.12%

CLASS Z SHARES[2]

1 Year	3.77%	3.77%

Since Inception[1]	5.12%	5.12%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.76%, 2.51%, 1.51%, 2.13%, 1.83%, 1.47% and 1.41% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.37%, 1.12%, 0.12%, 0.62%, 0.37%, 0.12% and 0.12% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2019 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the Adviser through January 5, 2016 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the applicable expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(footnotes continued on next page)

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 23

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2015 FUND

1	Inception date: 12/15/2014.

2

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

24 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2015 FUND

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2019 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-0.04%

Since Inception[1]	3.90%

CLASS C SHARES

1 Year	2.69%

Since Inception[1]	4.10%

ADVISOR CLASS SHARES[2]

1 Year	4.75%

Since Inception[1]	5.17%

CLASS R SHARES[2]

1 Year	4.22%

Since Inception[1]	4.64%

CLASS K SHARES[2]

1 Year	4.40%

Since Inception[1]	4.91%

CLASS I SHARES[2]

1 Year	4.61%

Since Inception[1]	5.15%

CLASS Z SHARES[2]

1 Year	4.65%

Since Inception[1]	5.15%

1	Inception date: 12/15/2014.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 25

HISTORICAL PERFORMANCE

AB MULTI-MANAGER SELECT 2020 FUND

GROWTH OF A $10,000 INVESTMENT IN THE FUND (unaudited)

12/15/20141 TO 7/31/2019

This chart illustrates the total value of an assumed $10,000 investment in AB Multi-Manager Select 2020 Fund Class A shares (from 12/15/20141 to 7/31/2019) as compared to the performance of the Fund’s benchmark. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains distributions.

1	Inception date: 12/15/2014.

26 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2020 FUND

AVERAGE ANNUAL RETURNS AS OF JULY 31, 2019 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	3.30%	-1.11%

Since Inception[1]	5.35%	4.37%

CLASS C SHARES

1 Year	2.51%	1.56%

Since Inception[1]	4.54%	4.54%

ADVISOR CLASS SHARES[2]

1 Year	3.59%	3.59%

Since Inception[1]	5.61%	5.61%

CLASS R SHARES[2]

1 Year	3.02%	3.02%

Since Inception[1]	5.08%	5.08%

CLASS K SHARES[2]

1 Year	3.29%	3.29%

Since Inception[1]	5.35%	5.35%

CLASS I SHARES[2]

1 Year	3.54%	3.54%

Since Inception[1]	5.57%	5.57%

CLASS Z SHARES[2]

1 Year	3.61%	3.61%

Since Inception[1]	5.61%	5.61%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.38%, 2.13%, 1.13%, 1.79%, 1.48%, 1.04% and 1.06% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.38%, 1.13%, 0.13%, 0.63%, 0.38%, 0.13% and 0.13% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2019 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the Adviser through January 5, 2016 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the applicable expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(footnotes continued on next page)

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 27

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2020 FUND

1	Inception date: 12/15/2014.

2

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

28 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2020 FUND

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2019 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-0.03%

Since Inception[1]	4.37%

CLASS C SHARES

1 Year	2.66%

Since Inception[1]	4.56%

ADVISOR CLASS SHARES[2]

1 Year	4.70%

Since Inception[1]	5.63%

CLASS R SHARES[2]

1 Year	4.05%

Since Inception[1]	5.08%

CLASS K SHARES[2]

1 Year	4.32%

Since Inception[1]	5.37%

CLASS I SHARES[2]

1 Year	4.64%

Since Inception[1]	5.59%

CLASS Z SHARES[2]

1 Year	4.64%

Since Inception[1]	5.63%

1	Inception date: 12/15/2014.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 29

HISTORICAL PERFORMANCE

AB MULTI-MANAGER SELECT 2025 FUND

GROWTH OF A $10,000 INVESTMENT IN THE FUND (unaudited)

12/15/20141 TO 7/31/2019

This chart illustrates the total value of an assumed $10,000 investment in AB Multi-Manager Select 2025 Fund Class A shares (from 12/15/20141 to 7/31/2019) as compared to the performance of the Fund’s benchmark. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains distributions.

1	Inception date: 12/15/2014.

30 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2025 FUND

AVERAGE ANNUAL RETURNS AS OF JULY 31, 2019 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	2.87%	-1.47%

Since Inception[1]	5.95%	4.97%

CLASS C SHARES

1 Year	2.08%	1.13%

Since Inception[1]	5.19%	5.19%

ADVISOR CLASS SHARES[2]

1 Year	3.07%	3.07%

Since Inception[1]	6.23%	6.23%

CLASS R SHARES[2]

1 Year	2.60%	2.60%

Since Inception[1]	5.68%	5.68%

CLASS K SHARES[2]

1 Year	2.86%	2.86%

Since Inception[1]	5.97%	5.97%

CLASS I SHARES[2]

1 Year	3.07%	3.07%

Since Inception[1]	6.22%	6.22%

CLASS Z SHARES[2]

1 Year	3.18%	3.18%

Since Inception[1]	6.24%	6.24%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.27%, 2.03%, 1.02%, 1.66%, 1.36%, 1.00% and 0.94% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.37%, 1.12%, 0.12%, 0.62%, 0.37%, 0.12% and 0.12% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2019 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the Adviser through January 5, 2016 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the applicable expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(footnotes continued on next page)

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 31

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2025 FUND

1	Inception date: 12/15/2014.

2

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

32 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2025 FUND

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2019 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-0.17%

Since Inception[1]	5.00%

CLASS C SHARES

1 Year	2.46%

Since Inception[1]	5.23%

ADVISOR CLASS SHARES[2]

1 Year	4.50%

Since Inception[1]	6.28%

CLASS R SHARES[2]

1 Year	3.96%

Since Inception[1]	5.73%

CLASS K SHARES[2]

1 Year	4.22%

Since Inception[1]	6.01%

CLASS I SHARES[2]

1 Year	4.43%

Since Inception[1]	6.25%

CLASS Z SHARES[2]

1 Year	4.54%

Since Inception[1]	6.28%

1	Inception date: 12/15/2014.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 33

HISTORICAL PERFORMANCE

AB MULTI-MANAGER SELECT 2030 FUND

GROWTH OF A $10,000 INVESTMENT IN THE FUND (unaudited)

12/15/20141 TO 7/31/2019

This chart illustrates the total value of an assumed $10,000 investment in AB Multi-Manager Select 2030 Fund Class A shares (from 12/15/20141 to 7/31/2019) as compared to the performance of the Fund’s benchmark. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains distributions.

1	Inception date: 12/15/2014.

34 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2030 FUND

AVERAGE ANNUAL RETURNS AS OF JULY 31, 2019 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	2.44%	-1.94%

Since Inception[1]	6.66%	5.68%

CLASS C SHARES

1 Year	1.72%	0.78%

Since Inception[1]	5.90%	5.90%

ADVISOR CLASS SHARES[2]

1 Year	2.67%	2.67%

Since Inception[1]	6.94%	6.94%

CLASS R SHARES[2]

1 Year	2.08%	2.08%

Since Inception[1]	6.38%	6.38%

CLASS K SHARES[2]

1 Year	2.46%	2.46%

Since Inception[1]	6.66%	6.66%

CLASS I SHARES[2]

1 Year	2.63%	2.63%

Since Inception[1]	6.92%	6.92%

CLASS Z SHARES[2]

1 Year	2.66%	2.66%

Since Inception[1]	6.94%	6.94%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.28%, 2.04%, 1.03%, 1.69%, 1.39%, 1.06% and 0.97% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.38%, 1.13%, 0.13%, 0.63%, 0.38%, 0.13% and 0.13% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2019 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the Adviser through January 5, 2016 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the applicable expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(footnotes continued on next page)

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 35

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2030 FUND

1	Inception date: 12/15/2014.

2

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

36 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2030 FUND

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2019 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-0.28%

Since Inception[1]	5.70%

CLASS C SHARES

1 Year	2.52%

Since Inception[1]	5.95%

ADVISOR CLASS SHARES[2]

1 Year	4.41%

Since Inception[1]	6.99%

CLASS R SHARES[2]

1 Year	3.86%

Since Inception[1]	6.43%

CLASS K SHARES[2]

1 Year	4.25%

Since Inception[1]	6.73%

CLASS I SHARES[2]

1 Year	4.50%

Since Inception[1]	6.99%

CLASS Z SHARES[2]

1 Year	4.43%

Since Inception[1]	6.99%

1	Inception date: 12/15/2014.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 37

HISTORICAL PERFORMANCE

AB MULTI-MANAGER SELECT 2035 FUND

GROWTH OF A $10,000 INVESTMENT IN THE FUND (unaudited)

12/15/20141 TO 7/31/2019

This chart illustrates the total value of an assumed $10,000 investment in AB Multi-Manager Select 2035 Fund Class A shares (from 12/15/20141 to 7/31/2019) as compared to the performance of the Fund’s benchmark. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains distributions.

1	Inception date: 12/15/2014.

38 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2035 FUND

AVERAGE ANNUAL RETURNS AS OF JULY 31, 2019 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	2.46%	-1.88%

Since Inception[1]	7.27%	6.28%

CLASS C SHARES

1 Year	1.68%	0.75%

Since Inception[1]	6.46%	6.46%

ADVISOR CLASS SHARES[2]

1 Year	2.74%	2.74%

Since Inception[1]	7.54%	7.54%

CLASS R SHARES[2]

1 Year	2.26%	2.26%

Since Inception[1]	7.00%	7.00%

CLASS K SHARES[2]

1 Year	2.47%	2.47%

Since Inception[1]	7.29%	7.29%

CLASS I SHARES[2]

1 Year	2.67%	2.67%

Since Inception[1]	7.53%	7.53%

CLASS Z SHARES[2]

1 Year	2.67%	2.67%

Since Inception[1]	7.53%	7.53%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.32%, 2.08%, 1.07%, 1.69%, 1.38%, 0.99% and 0.96% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.38%, 1.13%, 0.13%, 0.63%, 0.38%, 0.13% and 0.13% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2019 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the Adviser through January 5, 2016 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the applicable expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(footnotes continued on next page)

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 39

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2035 FUND

1	Inception date: 12/15/2014.

2

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

40 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2035 FUND

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2019 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	0.06%

Since Inception[1]	6.34%

CLASS C SHARES

1 Year	2.78%

Since Inception[1]	6.55%

ADVISOR CLASS SHARES[2]

1 Year	4.78%

Since Inception[1]	7.63%

CLASS R SHARES[2]

1 Year	4.27%

Since Inception[1]	7.08%

CLASS K SHARES[2]

1 Year	4.47%

Since Inception[1]	7.35%

CLASS I SHARES[2]

1 Year	4.74%

Since Inception[1]	7.61%

CLASS Z SHARES[2]

1 Year	4.67%

Since Inception[1]	7.61%

1	Inception date: 12/15/2014.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 41

HISTORICAL PERFORMANCE

AB MULTI-MANAGER SELECT 2040 FUND

GROWTH OF A $10,000 INVESTMENT IN THE FUND (unaudited)

12/15/20141 TO 7/31/2019

This chart illustrates the total value of an assumed $10,000 investment in AB Multi-Manager Select 2040 Fund Class A shares (from 12/15/20141 to 7/31/2019) as compared to the performance of the Fund’s benchmark. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains distributions.

1	Inception date: 12/15/2014.

42 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2040 FUND

AVERAGE ANNUAL RETURNS AS OF JULY 31, 2019 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	2.23%	-2.14%

Since Inception[1]	7.56%	6.56%

CLASS C SHARES

1 Year	1.46%	0.55%

Since Inception[1]	6.78%	6.78%

ADVISOR CLASS SHARES[2]

1 Year	2.43%	2.43%

Since Inception[1]	7.83%	7.83%

CLASS R SHARES[2]

1 Year	2.02%	2.02%

Since Inception[1]	7.32%	7.32%

CLASS K SHARES[2]

1 Year	2.21%	2.21%

Since Inception[1]	7.57%	7.57%

CLASS I SHARES[2]

1 Year	2.47%	2.47%

Since Inception[1]	7.83%	7.83%

CLASS Z SHARES[2]

1 Year	2.45%	2.45%

Since Inception[1]	7.85%	7.85%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.46%, 2.22%, 1.21%, 1.81%, 1.52%, 1.13% and 1.09% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.39%, 1.14%, 0.14%, 0.64%, 0.39%, 0.14% and 0.14% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2019 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the Adviser through January 5, 2016 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the applicable expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(footnotes continued on next page)

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 43

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2040 FUND

1	Inception date: 12/15/2014.

2

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

44 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2040 FUND

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2019 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	0.18%

Since Inception[1]	6.64%

CLASS C SHARES

1 Year	2.90%

Since Inception[1]	6.89%

ADVISOR CLASS SHARES[2]

1 Year	4.87%

Since Inception[1]	7.94%

CLASS R SHARES[2]

1 Year	4.35%

Since Inception[1]	7.42%

CLASS K SHARES[2]

1 Year	4.54%

Since Inception[1]	7.68%

CLASS I SHARES[2]

1 Year	4.78%

Since Inception[1]	7.92%

CLASS Z SHARES[2]

1 Year	4.87%

Since Inception[1]	7.96%

1	Inception date: 12/15/2014.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 45

HISTORICAL PERFORMANCE

AB MULTI-MANAGER SELECT 2045 FUND

GROWTH OF A $10,000 INVESTMENT IN THE FUND (unaudited)

12/15/20141 TO 7/31/2019

This chart illustrates the total value of an assumed $10,000 investment in AB Multi-Manager Select 2045 Fund Class A shares (from 12/15/20141 to 7/31/2019) as compared to the performance of the Fund’s benchmark. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains distributions.

1	Inception date: 12/15/2014.

46 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2045 FUND

AVERAGE ANNUAL RETURNS AS OF JULY 31, 2019 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	2.18%	-2.18%

Since Inception[1]	7.69%	6.69%

CLASS C SHARES

1 Year	1.48%	0.56%

Since Inception[1]	6.89%	6.89%

ADVISOR CLASS SHARES[2]

1 Year	2.46%	2.46%

Since Inception[1]	7.96%	7.96%

CLASS R SHARES[2]

1 Year	1.95%	1.95%

Since Inception[1]	7.42%	7.42%

CLASS K SHARES[2]

1 Year	2.16%	2.16%

Since Inception[1]	7.70%	7.70%

CLASS I SHARES[2]

1 Year	2.38%	2.38%

Since Inception[1]	7.94%	7.94%

CLASS Z SHARES[2]

1 Year	2.40%	2.40%

Since Inception[1]	7.95%	7.95%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.58%, 2.34%, 1.33%, 1.85%, 1.57%, 1.17% and 1.14% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.40%, 1.15%, 0.15%, 0.65%, 0.40%, 0.15% and 0.15% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2019 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the Adviser through January 5, 2016 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the applicable expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(footnotes continued on next page)

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 47

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2045 FUND

1	Inception date: 12/15/2014.

2

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

48 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2045 FUND

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2019 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	0.33%

Since Inception[1]	6.80%

CLASS C SHARES

1 Year	3.03%

Since Inception[1]	7.00%

ADVISOR CLASS SHARES[2]

1 Year	5.11%

Since Inception[1]	8.09%

CLASS R SHARES[2]

1 Year	4.52%

Since Inception[1]	7.54%

CLASS K SHARES[2]

1 Year	4.73%

Since Inception[1]	7.83%

CLASS I SHARES[2]

1 Year	5.01%

Since Inception[1]	8.07%

CLASS Z SHARES[2]

1 Year	5.05%

Since Inception[1]	8.08%

1	Inception date: 12/15/2014.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 49

HISTORICAL PERFORMANCE

AB MULTI-MANAGER SELECT 2050 FUND

GROWTH OF A $10,000 INVESTMENT IN THE FUND (unaudited)

12/15/20141 TO 7/31/2019

This chart illustrates the total value of an assumed $10,000 investment in AB Multi-Manager Select 2050 Fund Class A shares (from 12/15/20141 to 7/31/2019) as compared to the performance of the Fund’s benchmark. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains distributions.

1	Inception date: 12/15/2014.

50 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2050 FUND

AVERAGE ANNUAL RETURNS AS OF JULY 31, 2019 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	2.07%	-2.28%

Since Inception[1]	7.73%	6.73%

CLASS C SHARES

1 Year	1.36%	0.41%

Since Inception[1]	6.92%	6.92%

ADVISOR CLASS SHARES[2]

1 Year	2.36%	2.36%

Since Inception[1]	7.99%	7.99%

CLASS R SHARES[2]

1 Year	1.86%	1.86%

Since Inception[1]	7.46%	7.46%

CLASS K SHARES[2]

1 Year	2.06%	2.06%

Since Inception[1]	7.70%	7.70%

CLASS I SHARES[2]

1 Year	2.36%	2.36%

Since Inception[1]	7.99%	7.99%

CLASS Z SHARES[2]

1 Year	2.36%	2.36%

Since Inception[1]	8.00%	8.00%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 2.88%, 3.69%, 2.61%, 2.56%, 2.25%, 1.68% and 1.83% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.39%, 1.14%, 0.14%, 0.64%, 0.39%, 0.14% and 0.14% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2019 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the Adviser through January 5, 2016 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the applicable expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(footnotes continued on next page)

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 51

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2050 FUND

1	Inception date: 12/15/2014.

2

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

52 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2050 FUND

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2019 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	0.34%

Since Inception[1]	6.84%

CLASS C SHARES

1 Year	3.03%

Since Inception[1]	7.05%

ADVISOR CLASS SHARES[2]

1 Year	4.97%

Since Inception[1]	8.12%

CLASS R SHARES[2]

1 Year	4.43%

Since Inception[1]	7.59%

CLASS K SHARES[2]

1 Year	4.73%

Since Inception[1]	7.85%

CLASS I SHARES[2]

1 Year	4.97%

Since Inception[1]	8.12%

CLASS Z SHARES[2]

1 Year	5.03%

Since Inception[1]	8.13%

1	Inception date: 12/15/2014.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 53

HISTORICAL PERFORMANCE

AB MULTI-MANAGER SELECT 2055 FUND

GROWTH OF A $10,000 INVESTMENT IN THE FUND (unaudited)

12/15/20141 TO 7/31/2019

This chart illustrates the total value of an assumed $10,000 investment in AB Multi-Manager Select 2055 Fund Class A shares (from 12/15/20141 to 7/31/2019) as compared to the performance of the Fund’s benchmark. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains distributions.

1	Inception date: 12/15/2014.

54 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2055 FUND

AVERAGE ANNUAL RETURNS AS OF JULY 31, 2019 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	2.00%	-2.31%

Since Inception[1]	7.59%	6.59%

CLASS C SHARES

1 Year	1.31%	0.37%

Since Inception[1]	6.81%	6.81%

ADVISOR CLASS SHARES[2]

1 Year	2.27%	2.27%

Since Inception[1]	7.86%	7.86%

CLASS R SHARES[2]

1 Year	1.73%	1.73%

Since Inception[1]	7.33%	7.33%

CLASS K SHARES[2]

1 Year	2.03%	2.03%

Since Inception[1]	7.59%	7.59%

CLASS I SHARES[2]

1 Year	2.31%	2.31%

Since Inception[1]	7.87%	7.87%

CLASS Z SHARES[2]

1 Year	2.32%	2.32%

Since Inception[1]	7.87%	7.87%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 2.31%, 3.14%, 2.06%, 2.35%, 2.06%, 1.62% and 1.64% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.39%, 1.14%, 0.14%, 0.64%, 0.39%, 0.14% and 0.14% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2019 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the Adviser through January 5, 2016 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the applicable expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(footnotes continued on next page)

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 55

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2055 FUND

1	Inception date: 12/15/2014.

2

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

56 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2055 FUND

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2019 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	0.26%

Since Inception[1]	6.72%

CLASS C SHARES

1 Year	3.00%

Since Inception[1]	6.94%

ADVISOR CLASS SHARES[2]

1 Year	4.95%

Since Inception[1]	8.00%

CLASS R SHARES[2]

1 Year	4.48%

Since Inception[1]	7.47%

CLASS K SHARES[2]

1 Year	4.77%

Since Inception[1]	7.73%

CLASS I SHARES[2]

1 Year	5.02%

Since Inception[1]	8.00%

CLASS Z SHARES[2]

1 Year	4.97%

Since Inception[1]	8.00%

1	Inception date: 12/15/2014.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 57

HISTORICAL PERFORMANCE

AB MULTI-MANAGER SELECT 2060 FUND

GROWTH OF A $10,000 INVESTMENT IN THE FUND (unaudited)

2/1/20191 TO 7/31/2019

This chart illustrates the total value of an assumed $10,000 investment in AB Multi-Manager Select 2060 Fund Class A shares (from 2/1/20191 to 7/31/2019) as compared to the performance of the Fund’s benchmark. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains distributions.

1	Inception date: 2/1/2019.

58 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2060 FUND

AVERAGE ANNUAL RETURNS AS OF JULY 31, 2019 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)

CLASS A SHARES

Since Inception[1]	7.30%	2.78%

CLASS C SHARES

Since Inception[1]	6.90%	5.90%

ADVISOR CLASS SHARES[2]

Since Inception[1]	7.40%	7.40%

CLASS R SHARES[2]

Since Inception[1]	7.10%	7.10%

CLASS K SHARES[2]

Since Inception[1]	7.30%	7.30%

CLASS I SHARES[2]

Since Inception[1]	7.40%	7.40%

CLASS Z SHARES[2]

Since Inception[1]	7.40%	7.40%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.48%, 2.23%, 1.23%, 1.72%, 1.41%, 1.08% and 0.98% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.39%, 1.14%, 0.14%, 0.64%, 0.39%, 0.14% and 0.14% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before February 1, 2020 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the Adviser may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the applicable expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	Inception date: 2/1/2019.

2

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 59

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2060 FUND

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2019 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

Since Inception[1]	2.68%

CLASS C SHARES

Since Inception[1]	5.90%

ADVISOR CLASS SHARES[2]

Since Inception[1]	7.30%

CLASS R SHARES[2]

Since Inception[1]	7.10%

CLASS K SHARES[2]

Since Inception[1]	7.20%

CLASS I SHARES[2]

Since Inception[1]	7.30%

CLASS Z SHARES[2]

Since Inception[1]	7.30%

1	Inception date: 2/1/2019.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

60 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

EXPENSE EXAMPLE

(unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Each Fund will indirectly bear its pro rata share of the expenses incurred by the Underlying Portfolios in which the Fund invests. These expenses are not included in the table below.

Hypothetical Example for Comparison Purposes

The first line of each table below also provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Each Fund will indirectly bear its pro rata share of the expenses incurred by the Underlying Portfolios in which the Fund invests. These expenses are not included in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 61

EXPENSE EXAMPLE (continued)

(unaudited)

AB Multi-Manager Select Retirement Allocation Fund

	Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$1,043.60	$2.33	0.46%	$4.51	0.89%
Hypothetical**	$1,000	$1,022.51	$2.31	0.46%	$4.46	0.89%
Class C
Actual	$1,000	$1,039.10	$6.12	1.21%	$8.29	1.64%
Hypothetical**	$1,000	$1,018.79	$6.06	1.21%	$8.20	1.64%
Advisor Class
Actual	$1,000	$1,044.70	$1.06	0.21%	$3.24	0.64%
Hypothetical**	$1,000	$1,023.75	$1.05	0.21%	$3.21	0.64%
Class R
Actual	$1,000	$1,042.50	$3.60	0.71%	$5.77	1.14%
Hypothetical**	$1,000	$1,021.27	$3.56	0.71%	$5.71	1.14%
Class K
Actual	$1,000	$1,043.30	$2.33	0.46%	$4.51	0.89%
Hypothetical**	$1,000	$1,022.51	$2.31	0.46%	$4.46	0.89%
Class I
Actual	$1,000	$1,044.30	$1.06	0.21%	$3.24	0.64%
Hypothetical**	$1,000	$1,023.75	$1.05	0.21%	$3.21	0.64%
Class Z
Actual	$1,000	$1,045.40	$1.07	0.21%	$3.25	0.64%
Hypothetical**	$1,000	$1,023.75	$1.05	0.21%	$3.21	0.64%

AB Multi-Manager Select 2010 Fund

	Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$1,048.40	$2.08	0.41%	$4.72	0.93%
Hypothetical**	$1,000	$1,022.76	$2.06	0.41%	$4.66	0.93%
Class C
Actual	$1,000	$1,045.50	$5.88	1.16%	$8.52	1.68%
Hypothetical**	$1,000	$1,019.04	$5.81	1.16%	$8.40	1.68%
Advisor Class
Actual	$1,000	$1,050.80	$0.81	0.16%	$3.46	0.68%
Hypothetical**	$1,000	$1,024.00	$0.80	0.16%	$3.41	0.68%
Class R
Actual	$1,000	$1,047.30	$3.35	0.66%	$5.99	1.18%
Hypothetical**	$1,000	$1,021.52	$3.31	0.66%	$5.91	1.18%
Class K
Actual	$1,000	$1,049.50	$2.08	0.41%	$4.73	0.93%
Hypothetical**	$1,000	$1,022.76	$2.06	0.41%	$4.66	0.93%

62 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

EXPENSE EXAMPLE (continued)

(unaudited)

	Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class I
Actual	$1,000	$1,050.70	$0.81	0.16%	$3.46	0.68%
Hypothetical**	$1,000	$1,024.00	$0.80	0.16%	$3.41	0.68%
Class Z
Actual	$1,000	$1,050.70	$0.81	0.16%	$3.46	0.68%
Hypothetical**	$1,000	$1,024.00	$0.80	0.16%	$3.41	0.68%

AB Multi-Manager Select 2015 Fund

	Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$1,050.60	$1.88	0.37%	$4.68	0.92%
Hypothetical**	$1,000	$1,022.96	$1.86	0.37%	$4.61	0.92%
Class C
Actual	$1,000	$1,047.00	$5.68	1.12%	$8.48	1.67%
Hypothetical**	$1,000	$1,019.24	$5.61	1.12%	$8.35	1.67%
Advisor Class
Actual	$1,000	$1,052.10	$0.61	0.12%	$3.41	0.67%
Hypothetical**	$1,000	$1,024.20	$0.60	0.12%	$3.36	0.67%
Class R
Actual	$1,000	$1,049.80	$3.15	0.62%	$5.95	1.17%
Hypothetical**	$1,000	$1,021.72	$3.11	0.62%	$5.86	1.17%
Class K
Actual	$1,000	$1,049.80	$1.88	0.37%	$4.68	0.92%
Hypothetical**	$1,000	$1,022.96	$1.86	0.37%	$4.61	0.92%
Class I
Actual	$1,000	$1,051.90	$0.61	0.12%	$3.41	0.67%
Hypothetical**	$1,000	$1,024.20	$0.60	0.12%	$3.36	0.67%
Class Z
Actual	$1,000	$1,051.10	$0.61	0.12%	$3.41	0.67%
Hypothetical**	$1,000	$1,024.20	$0.60	0.12%	$3.36	0.67%

AB Multi-Manager Select 2020 Fund

	Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$1,053.10	$1.93	0.38%	$4.73	0.93%
Hypothetical**	$1,000	$1,022.91	$1.91	0.38%	$4.66	0.93%

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 63

EXPENSE EXAMPLE (continued)

(unaudited)

	Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class C
Actual	$1,000	$1,049.70	$5.74	1.13%	$8.54	1.68%
Hypothetical**	$1,000	$1,019.19	$5.66	1.13%	$8.40	1.68%
Advisor Class
Actual	$1,000	$1,054.10	$0.66	0.13%	$3.46	0.68%
Hypothetical**	$1,000	$1,024.15	$0.65	0.13%	$3.41	0.68%
Class R
Actual	$1,000	$1,052.50	$3.21	0.63%	$6.01	1.18%
Hypothetical**	$1,000	$1,021.67	$3.16	0.63%	$5.91	1.18%
Class K
Actual	$1,000	$1,053.30	$1.93	0.38%	$4.73	0.93%
Hypothetical**	$1,000	$1,022.91	$1.91	0.38%	$4.66	0.93%
Class I
Actual	$1,000	$1,054.90	$0.66	0.13%	$3.46	0.68%
Hypothetical**	$1,000	$1,024.15	$0.65	0.13%	$3.41	0.68%
Class Z
Actual	$1,000	$1,054.40	$0.66	0.13%	$3.46	0.68%
Hypothetical**	$1,000	$1,024.15	$0.65	0.13%	$3.41	0.68%

AB Multi-Manager Select 2025 Fund

	Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$1,055.10	$1.89	0.37%	$4.64	0.91%
Hypothetical**	$1,000	$1,022.96	$1.86	0.37%	$4.56	0.91%
Class C
Actual	$1,000	$1,051.50	$5.70	1.12%	$8.44	1.66%
Hypothetical**	$1,000	$1,019.24	$5.61	1.12%	$8.30	1.66%
Advisor Class
Actual	$1,000	$1,056.00	$0.61	0.12%	$3.36	0.66%
Hypothetical**	$1,000	$1,024.20	$0.60	0.12%	$3.31	0.66%
Class R
Actual	$1,000	$1,053.80	$3.16	0.62%	$5.91	1.16%
Hypothetical**	$1,000	$1,021.72	$3.11	0.62%	$5.81	1.16%
Class K
Actual	$1,000	$1,055.30	$1.89	0.37%	$4.64	0.91%
Hypothetical**	$1,000	$1,022.96	$1.86	0.37%	$4.56	0.91%
Class I
Actual	$1,000	$1,056.20	$0.61	0.12%	$3.36	0.66%
Hypothetical**	$1,000	$1,024.20	$0.60	0.12%	$3.31	0.66%
Class Z
Actual	$1,000	$1,056.40	$0.61	0.12%	$3.37	0.66%
Hypothetical**	$1,000	$1,024.20	$0.60	0.12%	$3.31	0.66%

64 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

EXPENSE EXAMPLE (continued)

(unaudited)

AB Multi-Manager Select 2030 Fund

	Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$1,057.70	$1.94	0.38%	$4.59	0.90%
Hypothetical**	$1,000	$1,022.91	$1.91	0.38%	$4.51	0.90%
Class C
Actual	$1,000	$1,053.50	$5.75	1.13%	$8.40	1.65%
Hypothetical**	$1,000	$1,019.19	$5.66	1.13%	$8.25	1.65%
Advisor Class
Actual	$1,000	$1,058.70	$0.66	0.13%	$3.32	0.65%
Hypothetical**	$1,000	$1,024.15	$0.65	0.13%	$3.26	0.65%
Class R
Actual	$1,000	$1,055.40	$3.21	0.63%	$5.86	1.15%
Hypothetical**	$1,000	$1,021.67	$3.16	0.63%	$5.76	1.15%
Class K
Actual	$1,000	$1,057.10	$1.94	0.38%	$4.59	0.90%
Hypothetical**	$1,000	$1,022.91	$1.91	0.38%	$4.51	0.90%
Class I
Actual	$1,000	$1,057.90	$0.66	0.13%	$3.32	0.65%
Hypothetical**	$1,000	$1,024.15	$0.65	0.13%	$3.26	0.65%
Class Z
Actual	$1,000	$1,059.10	$0.66	0.13%	$3.32	0.65%
Hypothetical**	$1,000	$1,024.15	$0.65	0.13%	$3.26	0.65%

AB Multi-Manager Select 2035 Fund

	Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$1,063.10	$1.94	0.38%	$4.55	0.89%
Hypothetical**	$1,000	$1,022.91	$1.91	0.38%	$4.46	0.89%
Class C
Actual	$1,000	$1,059.10	$5.77	1.13%	$8.37	1.64%
Hypothetical**	$1,000	$1,019.19	$5.66	1.13%	$8.20	1.64%
Advisor Class
Actual	$1,000	$1,064.90	$0.67	0.13%	$3.28	0.64%
Hypothetical**	$1,000	$1,024.15	$0.65	0.13%	$3.21	0.64%
Class R
Actual	$1,000	$1,062.30	$3.22	0.63%	$5.83	1.14%
Hypothetical**	$1,000	$1,021.67	$3.16	0.63%	$5.71	1.14%
Class K
Actual	$1,000	$1,063.70	$1.94	0.38%	$4.55	0.89%
Hypothetical**	$1,000	$1,022.91	$1.91	0.38%	$4.46	0.89%

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 65

EXPENSE EXAMPLE (continued)

(unaudited)

	Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class I
Actual	$1,000	$1,064.90	$0.67	0.13%	$3.28	0.64%
Hypothetical**	$1,000	$1,024.15	$0.65	0.13%	$3.21	0.64%
Class Z
Actual	$1,000	$1,063.90	$0.67	0.13%	$3.28	0.64%
Hypothetical**	$1,000	$1,024.15	$0.65	0.13%	$3.21	0.64%

AB Multi-Manager Select 2040 Fund

	Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$1,066.90	$2.00	0.39%	$4.51	0.88%
Hypothetical**	$1,000	$1,022.86	$1.96	0.39%	$4.41	0.88%
Class C
Actual	$1,000	$1,062.90	$5.83	1.14%	$8.34	1.63%
Hypothetical**	$1,000	$1,019.14	$5.71	1.14%	$8.15	1.63%
Advisor Class
Actual	$1,000	$1,068.70	$0.72	0.14%	$3.23	0.63%
Hypothetical**	$1,000	$1,024.10	$0.70	0.14%	$3.16	0.63%
Class R
Actual	$1,000	$1,066.10	$3.28	0.64%	$5.79	1.13%
Hypothetical**	$1,000	$1,021.62	$3.21	0.64%	$5.66	1.13%
Class K
Actual	$1,000	$1,066.70	$2.00	0.39%	$4.51	0.88%
Hypothetical**	$1,000	$1,022.86	$1.96	0.39%	$4.41	0.88%
Class I
Actual	$1,000	$1,069.30	$0.72	0.14%	$3.23	0.63%
Hypothetical**	$1,000	$1,024.10	$0.70	0.14%	$3.16	0.63%
Class Z
Actual	$1,000	$1,068.80	$0.72	0.14%	$3.23	0.63%
Hypothetical**	$1,000	$1,024.10	$0.70	0.14%	$3.16	0.63%

AB Multi-Manager Select 2045 Fund

	Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$1,068.40	$2.05	0.40%	$4.46	0.87%
Hypothetical**	$1,000	$1,022.81	$2.01	0.40%	$4.36	0.87%

66 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

EXPENSE EXAMPLE (continued)

(unaudited)

	Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class C
Actual	$1,000	$1,064.80	$5.89	1.15%	$8.29	1.62%
Hypothetical**	$1,000	$1,019.09	$5.76	1.15%	$8.10	1.62%
Advisor Class
Actual	$1,000	$1,069.90	$0.77	0.15%	$3.18	0.62%
Hypothetical**	$1,000	$1,024.05	$0.75	0.15%	$3.11	0.62%
Class R
Actual	$1,000	$1,067.70	$3.33	0.65%	$5.74	1.12%
Hypothetical**	$1,000	$1,021.57	$3.26	0.65%	$5.61	1.12%
Class K
Actual	$1,000	$1,068.50	$2.05	0.40%	$4.46	0.87%
Hypothetical**	$1,000	$1,022.81	$2.01	0.40%	$4.36	0.87%
Class I
Actual	$1,000	$1,069.90	$0.77	0.15%	$3.18	0.62%
Hypothetical**	$1,000	$1,024.05	$0.75	0.15%	$3.11	0.62%
Class Z
Actual	$1,000	$1,069.70	$0.77	0.15%	$3.18	0.62%
Hypothetical**	$1,000	$1,024.05	$0.75	0.15%	$3.11	0.62%

AB Multi-Manager Select 2050 Fund

	Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$1,069.20	$2.00	0.39%	$4.51	0.88%
Hypothetical**	$1,000	$1,022.86	$1.96	0.39%	$4.41	0.88%
Class C
Actual	$1,000	$1,065.40	$5.84	1.14%	$8.35	1.63%
Hypothetical**	$1,000	$1,019.14	$5.71	1.14%	$8.15	1.63%
Advisor Class
Actual	$1,000	$1,071.00	$0.72	0.14%	$3.24	0.63%
Hypothetical**	$1,000	$1,024.10	$0.70	0.14%	$3.16	0.63%
Class R
Actual	$1,000	$1,068.00	$3.28	0.64%	$5.79	1.13%
Hypothetical**	$1,000	$1,021.62	$3.21	0.64%	$5.66	1.13%
Class K
Actual	$1,000	$1,068.60	$2.00	0.39%	$4.51	0.88%
Hypothetical**	$1,000	$1,022.86	$1.96	0.39%	$4.41	0.88%
Class I
Actual	$1,000	$1,070.80	$0.72	0.14%	$3.23	0.63%
Hypothetical**	$1,000	$1,024.10	$0.70	0.14%	$3.16	0.63%
Class Z
Actual	$1,000	$1,070.60	$0.72	0.14%	$3.23	0.63%
Hypothetical**	$1,000	$1,024.10	$0.70	0.14%	$3.16	0.63%

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 67

EXPENSE EXAMPLE (continued)

(unaudited)

AB Multi-Manager Select 2055 Fund

	Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$1,069.30	$2.00	0.39%	$4.52	0.88%
Hypothetical**	$1,000	$1,022.86	$1.96	0.39%	$4.41	0.88%
Class C
Actual	$1,000	$1,066.30	$5.84	1.14%	$8.35	1.63%
Hypothetical**	$1,000	$1,019.14	$5.71	1.14%	$8.15	1.63%
Advisor Class
Actual	$1,000	$1,071.20	$0.72	0.14%	$3.24	0.63%
Hypothetical**	$1,000	$1,024.10	$0.70	0.14%	$3.16	0.63%
Class R
Actual	$1,000	$1,068.10	$3.28	0.64%	$5.79	1.13%
Hypothetical**	$1,000	$1,021.62	$3.21	0.64%	$5.66	1.13%
Class K
Actual	$1,000	$1,069.60	$2.00	0.39%	$4.52	0.88%
Hypothetical**	$1,000	$1,022.86	$1.96	0.39%	$4.41	0.88%
Class I
Actual	$1,000	$1,071.60	$0.72	0.14%	$3.24	0.63%
Hypothetical**	$1,000	$1,024.10	$0.70	0.14%	$3.16	0.63%
Class Z
Actual	$1,000	$1,071.60	$0.72	0.14%	$3.24	0.63%
Hypothetical**	$1,000	$1,024.10	$0.70	0.14%	$3.16	0.63%

AB Multi-Manager Select 2060 Fund

	Beginning Account Value February 1, 2019‡	Ending Account Value July 31, 2019	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$1,073.00	$2.00	0.39%	$4.52	0.88%
Hypothetical**	$1,000	$1,022.86	$1.96	0.39%	$4.41	0.88%
Class C
Actual	$1,000	$1,069.00	$5.85	1.14%	$8.36	1.63%
Hypothetical**	$1,000	$1,019.14	$5.71	1.14%	$8.15	1.63%
Advisor Class
Actual	$1,000	$1,074.00	$0.72	0.14%	$3.24	0.63%
Hypothetical**	$1,000	$1,024.10	$0.70	0.14%	$3.16	0.63%
Class R
Actual	$1,000	$1,071.00	$3.29	0.64%	$5.80	1.13%
Hypothetical**	$1,000	$1,021.62	$3.21	0.64%	$5.66	1.13%
Class K
Actual	$1,000	$1,073.00	$2.00	0.39%	$4.52	0.88%
Hypothetical**	$1,000	$1,022.86	$1.96	0.39%	$4.41	0.88%

68 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

EXPENSE EXAMPLE (continued)

(unaudited)

	Beginning Account Value February 1, 2019‡	Ending Account Value July 31, 2019	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class I
Actual	$1,000	$1,074.00	$0.72	0.14%	$3.24	0.63%
Hypothetical**	$1,000	$1,024.10	$0.70	0.14%	$3.16	0.63%
Class Z
Actual	$1,000	$1,074.00	$0.72	0.14%	$3.24	0.63%
Hypothetical**	$1,000	$1,024.10	$0.70	0.14%	$3.16	0.63%

*	Expenses are equal to the classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

+

In connection with the Funds’ investments in affiliated/unaffiliated underlying portfolios, the Funds incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated/unaffiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Funds in an amount equal to the Funds’ pro rata share of certain acquired fund fees and expenses of the affiliated underlying portfolios. The Funds’ total expenses are equal to the classes’ annualized expense ratio plus the Funds’ pro rata share of the weighted average expense ratio of the affiliated/unaffiliated underlying portfolios in which it invests, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

‡	Commencement of operations.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 69

PORTFOLIO SUMMARY

AB MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND

July 31, 2019 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $10,888

1

All data are as of July 31, 2019. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

70 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO SUMMARY

AB MULTI-MANAGER SELECT 2010 FUND

July 31, 2019 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $18,514

1

All data are as of July 31, 2019. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 71

PORTFOLIO SUMMARY

AB MULTI-MANAGER SELECT 2015 FUND

July 31, 2019 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $46,700

1

All data are as of July 31, 2019. The Fund’s portfolio breakdown is expressed as a percentage of total investments (excluding security lending collateral), based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

72 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO SUMMARY

AB MULTI-MANAGER SELECT 2020 FUND

July 31, 2019 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $101,915

1

All data are as of July 31, 2019. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 73

PORTFOLIO SUMMARY

AB MULTI-MANAGER SELECT 2025 FUND

July 31, 2019 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $152,713

1

All data are as of July 31, 2019. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

74 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO SUMMARY

AB MULTI-MANAGER SELECT 2030 FUND

July 31, 2019 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $135,015

1

All data are as of July 31, 2019. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 75

PORTFOLIO SUMMARY

AB MULTI-MANAGER SELECT 2035 FUND

July 31, 2019 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $129,960

1

All data are as of July 31, 2019. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

76 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO SUMMARY

AB MULTI-MANAGER SELECT 2040 FUND

July 31, 2019 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $84,952

1

All data are as of July 31, 2019. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 77

PORTFOLIO SUMMARY

AB MULTI-MANAGER SELECT 2045 FUND

July 31, 2019 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $73,776

1

All data are as of July 31, 2019. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

78 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO SUMMARY

AB MULTI-MANAGER SELECT 2050 FUND

July 31, 2019 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $34,635

1

All data are as of July 31, 2019. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 79

PORTFOLIO SUMMARY

AB MULTI-MANAGER SELECT 2055 FUND

July 31, 2019 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $40,389

1

All data are as of July 31, 2019. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

80 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO SUMMARY

AB MULTI-MANAGER SELECT 2060 FUND

July 31, 2019 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $358

1

All data are as of July 31, 2019. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 81

PORTFOLIO OF INVESTMENTS

AB MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND

July 31, 2019

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 100.5%
Funds and Investment Trusts – 100.5%(a)
AB All Market Real Return Portfolio – Class Z(b)	38,563	$326,244
AB Bond Inflation Strategy Portfolio – Class Z(b)	71,084	769,127
AB Global Bond Fund, Inc. – Class Z(b)	179,836	1,542,992
AB Global Real Estate Investment Fund II – Class I(b)	18,583	213,896
AB High Income Fund, Inc. – Class Z(b)	27,182	224,521
AB Relative Value Fund – Class Z(b)	39,448	220,911
AB Unconstrained Bond Fund, Inc. – Class Z(b)	55,163	436,893
AQR Equity Market Neutral Fund – Class R6	11,337	112,119
AQR International Defensive Style Fund – Class R6	25,168	324,916
AQR Large Cap Defensive Style Fund – Class R6	14,618	328,619
Baird Short Term Bond Fund	90,099	876,667
BlackRock Total Return Bond Fund – Class K	55,911	660,304
Boston Partners Long/Short Research Fund – Class INS	14,353	221,755
DFA Commodity Strategy Portfolio	39,885	215,777
iShares Core S&P 500 ETF	2,737	818,992
PIMCO Real Return Fund	49,730	552,996
Schwab US Dividend Equity ETF	10,238	552,340
T. Rowe Price International Funds – International Discovery Fund – Class I	1,713	108,474
Vanguard FTSE Developed Markets ETF	7,259	296,603
Vanguard Short-Term Bond ETF	17,063	1,371,865
Vanguard Total Bond Market ETF	9,239	766,837

Total Investment Companies (cost $10,730,824)		10,942,848

SHORT-TERM INVESTMENTS – 0.1%
Investment Companies – 0.1%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 2.31%(a)(b)(c) (cost $13,273)	13,273	13,273

Total Investments – 100.6% (cost $10,744,097)		10,956,121
Other assets less liabilities – (0.6)%		(68,612)

Net Assets – 100.0%		$10,887,509

(a)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Affiliated investments.

(c)	The rate shown represents the 7-day yield as of period end.

82 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND

Glossary:

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 83

PORTFOLIO OF INVESTMENTS

AB MULTI-MANAGER SELECT 2010 FUND

July 31, 2019

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.6%
Funds and Investment Trusts – 99.6%(a)
AB All Market Real Return Portfolio – Class Z(b)	64,272	$543,739
AB Bond Inflation Strategy Portfolio – Class Z(b)	153,642	1,662,412
AB Discovery Value Fund – Class Z(b)	8,923	173,819
AB Global Bond Fund, Inc. – Class Z(b)	342,696	2,940,335
AB Global Real Estate Investment Fund II – Class I(b)	31,850	366,596
AB High Income Fund, Inc. – Class Z(b)	68,609	566,708
AB Relative Value Fund – Class Z(b)	66,210	370,775
AB Unconstrained Bond Fund, Inc. – Class Z(b)	46,661	369,552
AQR Equity Market Neutral Fund – Class R6	18,253	180,526
AQR International Defensive Style Fund – Class R6	42,664	550,797
AQR Large Cap Defensive Style Fund – Class R6	24,561	552,128
AQR Style Premia Alternative Fund – Class R6	42,782	365,782
Baird Short Term Bond Fund	75,052	730,256
BlackRock Total Return Bond Fund – Class K	94,641	1,117,712
Boston Partners Long/Short Research Fund – Class INS	23,497	363,027
DFA Commodity Strategy Portfolio	66,438	359,430
iShares Core S&P 500 ETF	7,812	2,337,585
MFS Institutional International Equity Fund	6,925	179,780
PIMCO Real Return Fund	82,985	922,793
Schwab US Dividend Equity ETF	17,419	939,755
T. Rowe Price Emerging Markets Stock Fund – Class I	3,683	159,120
T. Rowe Price International Funds – International Discovery Fund – Class I	2,865	181,386
Vanguard FTSE Developed Markets ETF	12,293	502,292
Vanguard Short-Term Bond ETF	9,248	743,539
Vanguard Total Bond Market ETF	15,150	1,257,450

Total Investment Companies (cost $18,039,656)		18,437,294

SHORT-TERM INVESTMENTS – 0.6%
Investment Companies – 0.6%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 2.31%(a)(b)(c) (cost $105,564)	105,564	105,564

Total Investments – 100.2% (cost $18,145,220)		18,542,858
Other assets less liabilities – (0.2)%		(28,856)

Net Assets – 100.0%		$18,514,002

84 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MULTI-MANAGER SELECT 2010 FUND

(a)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Affiliated investments.

(c)	The rate shown represents the 7-day yield as of period end.

Glossary:

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 85

PORTFOLIO OF INVESTMENTS

AB MULTI-MANAGER SELECT 2015 FUND

July 31, 2019

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.9%
Funds and Investment Trusts – 99.9%(a)
AB All Market Real Return Portfolio – Class Z(b)	219,391	$1,856,047
AB Bond Inflation Strategy Portfolio – Class Z(b)	391,374	4,234,666
AB Discovery Growth Fund, Inc. – Class Z(b)	37,544	458,416
AB Discovery Value Fund – Class Z(b)	24,707	481,288
AB Global Bond Fund, Inc. – Class Z(b)	727,065	6,238,216
AB Global Real Estate Investment Fund II – Class I(b)	81,007	932,389
AB High Income Fund, Inc. – Class Z(b)	229,567	1,896,224
AB Relative Value Fund – Class Z(b)	166,453	932,139
AB Unconstrained Bond Fund, Inc. – Class Z(b)	118,501	938,529
AQR Equity Market Neutral Fund – Class R6	46,240	457,312
AQR International Defensive Style Fund – Class R6	144,436	1,864,669
AQR Large Cap Defensive Style Fund – Class R6	62,346	1,401,538
AQR Style Premia Alternative Fund – Class R6	109,339	934,852
BlackRock Total Return Bond Fund – Class K	240,465	2,839,890
Boston Partners Long/Short Research Fund – Class INS	60,333	932,137
DFA Commodity Strategy Portfolio	261,151	1,412,825
iShares Core S&P 500 ETF	21,080	6,307,768
MFS Institutional International Equity Fund	35,293	916,201
PIMCO Real Return Fund	254,045	2,824,983
Schwab US Dividend Equity ETF	42,695	2,303,395
T. Rowe Price Emerging Markets Stock Fund – Class I	19,983	863,478
T. Rowe Price International Funds – International Discovery Fund – Class I	7,224	457,453
Vanguard FTSE Developed Markets ETF	31,138	1,272,299
Vanguard Short-Term Bond ETF(c)	17,573	1,412,869
Vanguard Total Bond Market ETF	29,847	2,477,301

Total Investment Companies (cost $45,705,126)		46,646,884

SHORT-TERM INVESTMENTS – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 2.31%(a)(b)(d) (cost $94,599)	94,599	94,599

Total Investments Before Security Lending Collateral for Securities Loaned – 100.2% (cost $45,799,725)		46,741,483

86 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MULTI-MANAGER SELECT 2015 FUND

Company	Shares	U.S. $ Value

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
Investment Companies – 0.0%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 2.31%(a)(b)(d) (cost $8,225)	8,225	$8,225

Total Investments – 100.1% (cost $45,807,950)		46,749,708
Other assets less liabilities – (0.1)%		(49,655)

Net Assets – 100.0%		$46,700,053

(a)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Affiliated investments.

(c)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(d)	The rate shown represents the 7-day yield as of period end.

Glossary:

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 87

PORTFOLIO OF INVESTMENTS

AB MULTI-MANAGER SELECT 2020 FUND

July 31, 2019

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.7%
Funds and Investment Trusts – 99.7%(a)
AB All Market Real Return Portfolio – Class Z(b)	480,138	$4,061,968
AB Bond Inflation Strategy Portfolio – Class Z(b)	662,908	7,172,662
AB Discovery Growth Fund, Inc. – Class Z(b)	84,976	1,037,558
AB Discovery Value Fund – Class Z(b)	104,862	2,042,710
AB Global Bond Fund, Inc. – Class Z(b)	1,346,146	11,549,934
AB Global Real Estate Investment Fund II – Class I(b)	173,108	1,992,476
AB High Income Fund, Inc. – Class Z(b)	623,954	5,153,856
AB Relative Value Fund – Class Z(b)	537,638	3,010,772
AB Unconstrained Bond Fund, Inc. – Class Z(b)	258,234	2,045,217
AQR Equity Market Neutral Fund – Class R6	103,513	1,023,741
AQR International Defensive Style Fund – Class R6	314,128	4,055,390
AQR Large Cap Defensive Style Fund – Class R6	134,477	3,023,043
AQR Style Premia Alternative Fund – Class R6	239,471	2,047,475
BlackRock Total Return Bond Fund – Class K	347,311	4,101,746
Boston Partners Long/Short Research Fund – Class INS	195,859	3,026,020
DFA Commodity Strategy Portfolio	562,035	3,040,609
iShares Core S&P 500 ETF	56,267	16,836,774
MFS Institutional International Equity Fund	78,295	2,032,540
PIMCO Real Return Fund	553,351	6,153,266
Schwab US Dividend Equity ETF	93,792	5,060,078
T. Rowe Price Emerging Markets Stock Fund – Class I	43,828	1,893,826
T. Rowe Price International Funds – International Discovery Fund – Class I	15,832	1,002,455
Vanguard FTSE Developed Markets ETF	93,362	3,814,771
Vanguard Total Bond Market ETF	77,182	6,406,106

Total Investment Companies (cost $99,310,312)		101,584,993

SHORT-TERM INVESTMENTS – 1.9%
Investment Companies – 1.9%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 2.31%(a)(b)(c) (cost $2,005,557)	2,005,557	2,005,557

Total Investments – 101.6% (cost $101,315,869)		103,590,550
Other assets less liabilities – (1.6)%		(1,676,034)

Net Assets – 100.0%		$101,914,516

88 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MULTI-MANAGER SELECT 2020 FUND

(a)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Affiliated investments.

(c)	The rate shown represents the 7-day yield as of period end.

Glossary:

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 89

PORTFOLIO OF INVESTMENTS

AB MULTI-MANAGER SELECT 2025 FUND

July 31, 2019

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 100.3%
Funds and Investment Trusts – 100.3%(a)
AB All Market Real Return Portfolio – Class Z(b)	546,457	$4,623,026
AB Bond Inflation Strategy Portfolio – Class Z(b)	571,869	6,187,623
AB Discovery Growth Fund, Inc. – Class Z(b)	250,073	3,053,395
AB Discovery Value Fund – Class Z(b)	159,836	3,113,601
AB Global Bond Fund, Inc. – Class Z(b)	1,855,131	15,917,020
AB Global Real Estate Investment Fund II – Class I(b)	396,094	4,559,039
AB High Income Fund, Inc. – Class Z(b)	1,317,191	10,880,000
AB Relative Value Fund – Class Z(b)	1,091,963	6,114,994
AB Unconstrained Bond Fund, Inc. – Class Z(b)	192,472	1,524,377
AQR Equity Market Neutral Fund – Class R6	308,283	3,048,914
AQR International Defensive Style Fund – Class R6	473,636	6,114,644
AQR Large Cap Defensive Style Fund – Class R6	203,130	4,566,367
AQR Style Premia Alternative Fund – Class R6	365,763	3,127,272
BlackRock Total Return Bond Fund – Class K	265,202	3,132,040
Boston Partners Long/Short Research Fund – Class INS	495,586	7,656,810
DFA Commodity Strategy Portfolio	846,687	4,580,577
iShares Core S&P 500 ETF	94,916	28,401,715
MFS Institutional International Equity Fund	118,375	3,073,020
PIMCO Real Return Fund	416,960	4,636,600
Schwab US Dividend Equity ETF	140,427	7,576,037
T. Rowe Price Emerging Markets Stock Fund – Class I	63,439	2,741,184
T. Rowe Price International Funds – International Discovery Fund – Class I	24,333	1,540,738
Vanguard FTSE Developed Markets ETF	252,539	10,318,744
Vanguard Total Bond Market ETF	79,754	6,619,582

Total Investment Companies (cost $149,767,527)		153,107,319

SHORT-TERM INVESTMENTS – 0.1%
Investment Companies – 0.1%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 2.31%(a)(b)(c) (cost $203,043)	203,043	203,043

Total Investments – 100.4% (cost $149,970,570)		153,310,362
Other assets less liabilities – (0.4)%		(597,626)

Net Assets – 100.0%		$152,712,736

90 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MULTI-MANAGER SELECT 2025 FUND

(a)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Affiliated investments.

(c)	The rate shown represents the 7-day yield as of period end.

Glossary:

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 91

PORTFOLIO OF INVESTMENTS

AB MULTI-MANAGER SELECT 2030 FUND

July 31, 2019

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 100.2%
Funds and Investment Trusts – 100.2%(a)
AB All Market Real Return Portfolio – Class Z(b)	319,751	$2,705,098
AB Bond Inflation Strategy Portfolio – Class Z(b)	126,838	1,372,382
AB Discovery Growth Fund, Inc. – Class Z(b)	222,094	2,711,770
AB Discovery Value Fund – Class Z(b)	209,970	4,090,213
AB Global Bond Fund, Inc. – Class Z(b)	1,146,099	9,833,529
AB Global Real Estate Investment Fund II – Class I(b)	353,283	4,066,289
AB High Income Fund, Inc. – Class Z(b)	1,327,920	10,968,621
AB Relative Value Fund – Class Z(b)	1,465,757	8,208,239
AB Unconstrained Bond Fund, Inc. – Class Z(b)	167,080	1,323,277
AQR Equity Market Neutral Fund – Class R6	400,762	3,963,538
AQR International Defensive Style Fund – Class R6	414,662	5,353,292
AQR Large Cap Defensive Style Fund – Class R6	240,509	5,406,642
AQR Style Premia Alternative Fund – Class R6	153,435	1,311,869
BlackRock Total Return Bond Fund – Class K	117,834	1,391,622
Boston Partners Long/Short Research Fund – Class INS	446,505	6,898,495
DFA Commodity Strategy Portfolio	758,441	4,103,165
Franklin Growth Fund – Class R6	12,531	1,386,520
iShares Core S&P 500 ETF	93,340	27,930,128
MFS Institutional International Equity Fund	102,924	2,671,908
PIMCO Real Return Fund	123,646	1,374,946
Schwab US Dividend Equity ETF	101,893	5,497,127
T. Rowe Price Emerging Markets Stock Fund – Class I	62,274	2,690,844
T. Rowe Price International Funds – International Discovery Fund – Class I	20,731	1,312,674
Vanguard FTSE Developed Markets ETF	288,719	11,797,058
Vanguard FTSE Emerging Markets ETF	27,935	1,166,566
Vanguard Total Bond Market ETF	68,949	5,722,767

Total Investment Companies (cost $132,143,436)		135,258,579

SHORT-TERM INVESTMENTS – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 2.31%(a)(b)(c) (cost $477,664)	477,664	477,664

Total Investments – 100.5% (cost $132,621,100)		135,736,243
Other assets less liabilities – (0.5)%		(721,078)

Net Assets – 100.0%		$135,015,165

92 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MULTI-MANAGER SELECT 2030 FUND

(a)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Affiliated investments.

(c)	The rate shown represents the 7-day yield as of period end.

Glossary:

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 93

PORTFOLIO OF INVESTMENTS

AB MULTI-MANAGER SELECT 2035 FUND

July 31, 2019

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 100.7%
Funds and Investment Trusts – 100.7%(a)
AB All Market Real Return Portfolio – Class Z(b)	317,425	$2,685,418
AB Discovery Growth Fund, Inc. – Class Z(b)	321,545	3,926,059
AB Discovery Value Fund – Class Z(b)	203,382	3,961,889
AB Global Bond Fund, Inc. – Class Z(b)	966,497	8,292,541
AB Global Real Estate Investment Fund II – Class I(b)	342,020	3,936,651
AB High Income Fund, Inc. – Class Z(b)	1,129,039	9,325,863
AB Relative Value Fund – Class Z(b)	1,403,844	7,861,524
AQR Equity Market Neutral Fund – Class R6	264,421	2,615,125
AQR International Defensive Style Fund – Class R6	403,757	5,212,497
AQR Large Cap Defensive Style Fund – Class R6	232,137	5,218,439
AQR Style Premia Alternative Fund – Class R6	149,647	1,279,480
Boston Partners Long/Short Research Fund – Class INS	509,724	7,875,229
DFA Commodity Strategy Portfolio	487,819	2,639,099
Franklin Growth Fund – Class R6	23,628	2,614,479
iShares Core S&P 500 ETF	107,564	32,186,376
MFS Institutional International Equity Fund	151,811	3,941,024
Schwab US Dividend Equity ETF	72,218	3,896,161
T. Rowe Price Emerging Markets Stock Fund – Class I	60,112	2,597,454
T. Rowe Price International Funds – International Discovery Fund – Class I	42,087	2,664,981
Vanguard FTSE Developed Markets ETF	342,595	13,998,432
Vanguard FTSE Emerging Markets ETF	27,574	1,151,490
Vanguard Total Bond Market ETF	36,324	3,014,892

Total Investment Companies (cost $126,693,546)		130,895,103

SHORT-TERM INVESTMENTS – 0.0%
Investment Companies – 0.0%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 2.31%(a)(b)(c) (cost $13,092)	13,092	13,092

Total Investments – 100.7% (cost $126,706,638)		130,908,195
Other assets less liabilities – (0.7)%		(948,314)

Net Assets – 100.0%		$129,959,881

94 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MULTI-MANAGER SELECT 2035 FUND

(a)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Affiliated investments.

(c)	The rate shown represents the 7-day yield as of period end.

Glossary:

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 95

PORTFOLIO OF INVESTMENTS

AB MULTI-MANAGER SELECT 2040 FUND

July 31, 2019

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 101.3%
Funds and Investment Trusts – 101.3%(a)
AB All Market Real Return Portfolio – Class Z(b)	98,421	$832,641
AB Discovery Growth Fund, Inc. – Class Z(b)	217,917	2,660,771
AB Discovery Value Fund – Class Z(b)	176,497	3,438,158
AB Global Bond Fund, Inc. – Class Z(b)	427,303	3,666,258
AB Global Real Estate Investment Fund II – Class I(b)	224,531	2,584,356
AB High Income Fund, Inc. – Class Z(b)	210,386	1,737,784
AB Relative Value Fund – Class Z(b)	1,087,801	6,091,687
AQR Equity Market Neutral Fund – Class R6	83,639	827,186
AQR International Defensive Style Fund – Class R6	199,663	2,577,643
AQR Large Cap Defensive Style Fund – Class R6	117,167	2,633,907
Boston Partners Long/Short Research Fund – Class INS	340,209	5,256,228
DFA Commodity Strategy Portfolio	319,794	1,730,088
Franklin Growth Fund – Class R6	15,764	1,744,307
iShares Core S&P 500 ETF	74,223	22,209,748
MFS Institutional International Equity Fund	161,754	4,199,134
MFS Value Fund – Class R5	41,636	1,753,710
Schwab US Dividend Equity ETF	48,248	2,602,980
T. Rowe Price Emerging Markets Stock Fund – Class I	59,448	2,568,765
T. Rowe Price International Funds – International Discovery Fund – Class I	40,344	2,554,575
Vanguard FTSE Developed Markets ETF	266,639	10,894,870
Vanguard FTSE Emerging Markets ETF	37,940	1,584,374
Vanguard Total Bond Market ETF	23,212	1,926,595

Total Investment Companies (cost $83,258,824)		86,075,765

SHORT-TERM INVESTMENTS – 0.1%
Investment Companies – 0.1%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 2.31%(a)(b)(c) (cost $99,695)	99,695	99,695

Total Investments – 101.4% (cost $83,358,519)		86,175,460
Other assets less liabilities – (1.4)%		(1,222,969)

Net Assets – 100.0%		$84,952,491

(a)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

96 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MULTI-MANAGER SELECT 2040 FUND

(b)	Affiliated investments.

(c)	The rate shown represents the 7-day yield as of period end.

Glossary:

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 97

PORTFOLIO OF INVESTMENTS

AB MULTI-MANAGER SELECT 2045 FUND

July 31, 2019

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 101.6%
Funds and Investment Trusts – 101.6%(a)
AB Discovery Growth Fund, Inc. – Class Z(b)	187,559	$2,290,091
AB Discovery Value Fund – Class Z(b)	154,835	3,016,194
AB Global Bond Fund, Inc. – Class Z(b)	374,682	3,214,771
AB Global Real Estate Investment Fund II – Class I(b)	192,605	2,216,889
AB Relative Value Fund – Class Z(b)	945,049	5,292,272
AQR Equity Market Neutral Fund – Class R6	73,245	724,394
AQR International Defensive Style Fund – Class R6	115,237	1,487,715
AQR Large Cap Defensive Style Fund – Class R6	34,659	779,139
Boston Partners Long/Short Research Fund – Class INS	294,759	4,554,031
DFA Commodity Strategy Portfolio	280,430	1,517,124
Franklin Growth Fund – Class R6	27,340	3,025,150
iShares Core S&P 500 ETF	69,735	20,866,804
MFS Institutional International Equity Fund	200,652	5,208,913
MFS Value Fund – Class R5	36,107	1,520,833
Schwab US Dividend Equity ETF	28,352	1,529,590
T. Rowe Price Emerging Markets Stock Fund – Class I	51,840	2,240,012
T. Rowe Price International Funds – International Discovery Fund – Class I	35,180	2,227,566
Vanguard FTSE Developed Markets ETF	250,622	10,240,415
Vanguard FTSE Emerging Markets ETF	50,714	2,117,817
Vanguard Total Bond Market ETF	11,307	938,481

Total Investment Companies (cost $71,833,044)		75,008,201

SHORT-TERM INVESTMENTS – 0.1%
Investment Companies – 0.1%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 2.31%(a)(b)(c) (cost $39,733)	39,733	39,733

Total Investments – 101.7% (cost $71,872,777)		75,047,934
Other assets less liabilities – (1.7)%		(1,271,462)

Net Assets – 100.0%		$73,776,472

(a)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Affiliated investments.

(c)	The rate shown represents the 7-day yield as of period end.

Glossary:

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

See notes to financial statements.

98 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO OF INVESTMENTS

AB MULTI-MANAGER SELECT 2050 FUND

July 31, 2019

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 102.5%
Funds and Investment Trusts – 102.5%(a)
AB Discovery Growth Fund, Inc. – Class Z(b)	88,444	$1,079,899
AB Discovery Value Fund – Class Z(b)	73,518	1,432,126
AB Global Bond Fund, Inc. – Class Z(b)	179,857	1,543,177
AB Global Real Estate Investment Fund II – Class I(b)	91,713	1,055,621
AB Relative Value Fund – Class Z(b)	443,700	2,484,720
AQR Equity Market Neutral Fund – Class R6	34,592	342,121
AQR International Defensive Style Fund – Class R6	27,096	349,816
AQR Large Cap Defensive Style Fund – Class R6	15,535	349,229
Boston Partners Long/Short Research Fund – Class INS	139,076	2,148,720
DFA Commodity Strategy Portfolio	132,667	717,730
Franklin Growth Fund – Class R6	16,150	1,786,984
iShares Core S&P 500 ETF	34,286	10,259,400
MFS Institutional International Equity Fund	108,636	2,820,183
MFS Value Fund – Class R5	17,089	719,777
T. Rowe Price Emerging Markets Stock Fund – Class I	24,331	1,051,335
T. Rowe Price International Funds – International Discovery Fund – Class I	16,884	1,069,076
Vanguard FTSE Developed Markets ETF	127,572	5,212,592
Vanguard FTSE Emerging Markets ETF	24,068	1,005,080
Vanguard Total Bond Market ETF	1,050	87,150

Total Investment Companies (cost $34,196,126)		35,514,736

SHORT-TERM INVESTMENTS – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 2.31%(a)(b)(c) (cost $104,642)	104,642	104,642

Total Investments – 102.8% (cost $34,300,768)		35,619,378
Other assets less liabilities – (2.8)%		(984,656)

Net Assets – 100.0%		$34,634,722

(a)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Affiliated investments.

(c)	The rate shown represents the 7-day yield as of period end.

Glossary:

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 99

PORTFOLIO OF INVESTMENTS

AB MULTI-MANAGER SELECT 2055 FUND

July 31, 2019

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 102.9%
Funds and Investment Trusts – 102.9%(a)
AB Discovery Growth Fund, Inc. – Class Z(b)	105,146	$1,283,829
AB Discovery Value Fund – Class Z(b)	85,468	1,664,913
AB Global Bond Fund, Inc. – Class Z(b)	209,804	1,800,120
AB Global Real Estate Investment Fund II – Class I(b)	105,781	1,217,541
AB Relative Value Fund – Class Z(b)	520,992	2,917,554
AQR Equity Market Neutral Fund – Class R6	38,934	385,055
Boston Partners Long/Short Research Fund – Class INS	161,959	2,502,260
DFA Commodity Strategy Portfolio	153,811	832,120
Franklin Growth Fund – Class R6	18,906	2,092,003
iShares Core S&P 500 ETF	41,614	12,452,157
MFS Institutional International Equity Fund	142,052	3,687,680
MFS Value Fund – Class R5	20,062	844,999
T. Rowe Price Emerging Markets Stock Fund – Class I	29,448	1,272,459
T. Rowe Price International Funds – International Discovery Fund – Class I	19,473	1,233,021
Vanguard FTSE Developed Markets ETF	149,604	6,112,820
Vanguard FTSE Emerging Markets ETF	27,544	1,150,237
Vanguard Total Bond Market ETF	1,235	102,505

Total Investment Companies (cost $39,961,552)		41,551,273

SHORT-TERM INVESTMENTS – 1.1%
Investment Companies – 1.1%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 2.31%(a)(b)(c) (cost $440,792)	440,792	440,792

Total Investments – 104.0% (cost $40,402,344)		41,992,065
Other assets less liabilities – (4.0)%		(1,602,705)

Net Assets – 100.0%		$40,389,360

(a)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Affiliated investments.

(c)	The rate shown represents the 7-day yield as of period end.

Glossary:

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

See notes to financial statements.

100 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO OF INVESTMENTS

AB MULTI-MANAGER SELECT 2060 FUND

July 31, 2019

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 107.8%
Funds and Investment Trusts – 107.8%(a)
AB Discovery Growth Fund, Inc. – Class Z(b)	958	$11,697
AB Discovery Value Fund – Class Z(b)	805	15,676
AB Global Bond Fund, Inc. – Class Z(b)	1,943	16,670
AB Global Real Estate Investment Fund II – Class I(b)	1,010	11,619
AB Relative Value Fund – Class Z(b)	4,836	27,080
AQR Equity Market Neutral Fund – Class R6	390	3,853
Boston Partners Long/Short Research Fund – Class INS	1,514	23,387
DFA Commodity Strategy Portfolio	1,438	7,782
Franklin Growth Fund – Class R6	175	19,322
iShares Core S&P 500 ETF	384	114,904
MFS Institutional International Equity Fund	1,334	34,638
MFS Value Fund – Class R5	186	7,852
T. Rowe Price Emerging Markets Stock Fund – Class I	265	11,461
T. Rowe Price International Funds – International Discovery Fund – Class I	184	11,675
Vanguard FTSE Developed Markets ETF	1,379	56,346
Vanguard FTSE Emerging Markets ETF	264	11,024
Vanguard Total Bond Market ETF	9	747

Total Investment Companies (cost $370,707)		385,733

SHORT-TERM INVESTMENTS – 0.9%
Investment Companies – 0.9%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 2.31%(a)(b)(c) (cost $3,216)	3,216	3,216

Total Investments – 108.7% (cost $373,923)		388,949
Other assets less liabilities – (8.7)%		(31,269)

Net Assets – 100.0%		$357,680

(a)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Affiliated investments.

(c)	The rate shown represents the 7-day yield as of period end.

Glossary:

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 101

STATEMENT OF ASSETS & LIABILITIES

July 31, 2019

AB Multi-Manager Select Retirement Allocation Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $7,024,017)	$7,208,264
Affiliated issuers (cost $3,720,080)	3,747,857
Cash	1,791
Receivable due from Adviser	33,487
Affiliated dividends receivable	3,969
Unaffiliated dividends receivable	3,542
Receivable for capital stock sold	2,998

Total assets	11,001,908

Liabilities
Payable for capital stock redeemed	46,122
Audit and tax fee payable	34,547
Legal fee payable	14,566
Payable for investments purchased	3,974
Distribution fee payable	2,359
Directors’ fees payable	1,735
Transfer Agent fee payable	1,307
Accrued expenses	9,789

Total liabilities	114,399

Net Assets	$10,887,509

Composition of Net Assets
Capital stock, at par	$104
Additional paid-in capital	10,572,629
Distributable earnings	314,776

$10,887,509

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$344,107	30,568	$11.26	*

C	$103,242	9,472	$10.90

Advisor	$583,399	52,058	$11.21

R	$390,979	37,973	$10.30

K	$9,441,297	911,888	$10.35

I	$11,745	1,108	$10.60

Z	$12,740	1,230	$10.36

*	The maximum offering price per share for Class A shares was $11.76 which reflects a sales charge of 4.25%.

See notes to financial statements.

102 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF ASSETS & LIABILITIES (continued)

AB Multi-Manager Select 2010 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $11,074,561)	$11,443,358
Affiliated issuers (cost $7,070,659)	7,099,500
Cash	1,492
Receivable due from Adviser	32,038
Affiliated dividends receivable	8,423
Unaffiliated dividends receivable	5,954
Receivable for capital stock sold	2,784

Total assets	18,593,549

Liabilities
Audit and tax fee payable	30,440
Legal fee payable	14,564
Payable for investments purchased	8,331
Payable for capital stock redeemed	7,805
Custody fee payable	5,470
Distribution fee payable	3,764
Directors’ fees payable	1,735
Transfer Agent fee payable	1,617
Accrued expenses	5,821

Total liabilities	79,547

Net Assets	$18,514,002

Composition of Net Assets
Capital stock, at par	$177
Additional paid-in capital	17,934,703
Distributable earnings	579,122

$18,514,002

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$678,499	61,398	$11.05	*

C	$58,389	5,296	$11.03

Advisor	$1,338,590	122,031	$10.97

R	$389,642	37,464	$10.40

K	$15,994,937	1,541,030	$10.38

I	$42,628	4,112	$10.37

Z	$11,317	1,091	$10.37

*	The maximum offering price per share for Class A shares was $11.54 which reflects a sales charge of 4.25%.

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 103

STATEMENT OF ASSETS & LIABILITIES (continued)

	AB Multi-Manager Select 2015 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $27,773,766)	$28,678,970	(a)
Affiliated issuers (cost $18,034,184 – including investment of cash collateral for securities loaned of $8,225)	18,070,738
Receivable due from Adviser	29,213
Affiliated dividends receivable	21,631
Unaffiliated dividends receivable	16,614
Receivable for capital stock sold	6,968

Total assets	46,824,134

Liabilities
Audit and tax fee payable	30,442
Payable for capital stock redeemed	29,162
Payable for investments purchased	21,786
Legal fee payable	11,711
Distribution fee payable	8,456
Payable for collateral received on securities loaned	8,225
Directors’ fees payable	1,735
Transfer Agent fee payable	1,732
Accrued expenses	10,832

Total liabilities	124,081

Net Assets	$46,700,053

Composition of Net Assets
Capital stock, at par	$450
Additional paid-in capital	45,289,413
Distributable earnings	1,410,190

	$46,700,053

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$1,162,563	109,920	$10.58	*

C	$534,234	50,992	$10.48

Advisor	$4,517,578	421,938	$10.71

R	$316,868	30,684	$10.33

K	$35,407,968	3,426,135	$10.33

I	$4,624,830	447,563	$10.33

Z	$136,012	13,212	$10.29

(a)	Includes securities on loan with a value of $8,040 (see Note E).

*	The maximum offering price per share for Class A shares was $11.05 which reflects a sales charge of 4.25%.

See notes to financial statements.

104 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF ASSETS & LIABILITIES (continued)

AB Multi-Manager Select 2020 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $61,094,918)	$63,517,840
Affiliated issuers (cost $40,220,951)	40,072,710
Receivable for capital stock sold	107,888
Affiliated dividends receivable	48,674
Receivable due from Adviser	38,220
Unaffiliated dividends receivable	29,546

Total assets	103,814,878

Liabilities
Payable for investments purchased	1,713,691
Payable for capital stock redeemed	94,208
Distribution fee payable	22,320
Transfer Agent fee payable	4,140
Directors’ fees payable	1,735
Accrued expenses	64,268

Total liabilities	1,900,362

Net Assets	$101,914,516

Composition of Net Assets
Capital stock, at par	$971
Additional paid-in capital	97,988,526
Distributable earnings	3,925,019

$101,914,516

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$4,161,733	389,010	$10.70	*

C	$1,263,823	119,571	$10.57

Advisor	$4,284,875	399,963	$10.71

R	$5,701,742	547,274	$10.42

K	$85,558,777	8,165,135	$10.48

I	$162,491	15,104	$10.76

Z	$781,075	74,683	$10.46

*	The maximum offering price per share for Class A shares was $11.17 which reflects a sales charge of 4.25%.

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 105

STATEMENT OF ASSETS & LIABILITIES (continued)

AB Multi-Manager Select 2025 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $93,679,089)	$97,134,244
Affiliated issuers (cost $56,291,481)	56,176,118
Affiliated dividends receivable	90,059
Receivable due from Adviser	41,182
Receivable for capital stock sold	40,799
Unaffiliated dividends receivable	23,026

Total assets	153,505,428

Liabilities
Payable for capital stock redeemed	587,483
Payable for investments purchased	91,177
Distribution fee payable	33,421
Transfer Agent fee payable	6,390
Directors’ fees payable	1,735
Accrued expenses	72,486

Total liabilities	792,692

Net Assets	$152,712,736

Composition of Net Assets
Capital stock, at par	$1,427
Additional paid-in capital	145,238,551
Distributable earnings	7,472,758

$152,712,736

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$4,671,087	427,712	$10.92	*

C	$648,953	59,919	$10.83

Advisor	$6,934,601	634,208	$10.93

R	$7,762,642	733,562	$10.58

K	$130,924,130	12,253,460	$10.68

I	$1,457,673	136,070	$10.71

Z	$313,650	29,400	$10.67

*	The maximum offering price per share for Class A shares was $11.40 which reflects a sales charge of 4.25%.

See notes to financial statements.

106 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF ASSETS & LIABILITIES (continued)

AB Multi-Manager Select 2030 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $86,524,492)	$89,979,161
Affiliated issuers (cost $46,096,608)	45,757,082
Receivable for investments sold	278,354
Affiliated dividends receivable	79,620
Receivable due from Adviser	42,295
Receivable for capital stock sold	26,257
Unaffiliated dividends receivable	8,085

Total assets	136,170,854

Liabilities
Payable for capital stock redeemed	962,137
Payable for investments purchased	80,101
Distribution fee payable	28,879
Transfer Agent fee payable	5,425
Directors’ fees payable	1,735
Accrued expenses	77,412

Total liabilities	1,155,689

Net Assets	$135,015,165

Composition of Net Assets
Capital stock, at par	$1,232
Additional paid-in capital	128,685,798
Distributable earnings	6,328,135

$135,015,165

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$7,565,103	676,864	$11.18	*

C	$1,830,966	166,176	$11.02

Advisor	$8,129,094	726,304	$11.19

R	$2,953,008	271,831	$10.86

K	$112,863,208	10,325,359	$10.93

I	$1,278,152	116,568	$10.96

Z	$395,634	36,205	$10.93

*	The maximum offering price per share for Class A shares was $11.68 which reflects a sales charge of 4.25%.

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 107

STATEMENT OF ASSETS & LIABILITIES (continued)

AB Multi-Manager Select 2035 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $86,764,475)	$90,905,158
Affiliated issuers (cost $39,942,163)	40,003,037
Receivable for investments sold	173,677
Affiliated dividends receivable	69,538
Receivable due from Adviser	44,885
Receivable for capital stock sold	42,472

Total assets	131,238,767

Liabilities
Payable for capital stock redeemed	1,094,193
Payable for investments purchased	69,291
Distribution fee payable	28,674
Transfer Agent fee payable	5,447
Directors’ fees payable	1,735
Accrued expenses	79,546

Total liabilities	1,278,886

Net Assets	$129,959,881

Composition of Net Assets
Capital stock, at par	$1,160
Additional paid-in capital	121,838,223
Distributable earnings	8,120,498

$129,959,881

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$5,539,027	483,622	$11.45	*

C	$1,451,733	128,530	$11.29

Advisor	$5,673,284	493,636	$11.49

R	$3,359,259	302,997	$11.09

K	$110,926,127	9,925,266	$11.18

I	$1,364,674	120,532	$11.32

Z	$1,645,777	147,408	$11.16

*	The maximum offering price per share for Class A shares was $11.96 which reflects a sales charge of 4.25%.

See notes to financial statements.

108 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF ASSETS & LIABILITIES (continued)

AB Multi-Manager Select 2040 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $62,226,147)	$65,064,110
Affiliated issuers (cost $21,132,372)	21,111,350
Receivable for capital stock sold	47,696
Receivable due from Adviser	37,914
Affiliated dividends receivable	16,682

Total assets	86,277,752

Liabilities
Payable for capital stock redeemed	1,214,355
Distribution fee payable	18,026
Payable for investments purchased	16,351
Transfer Agent fee payable	3,491
Directors’ fees payable	1,735
Accrued expenses	71,303

Total liabilities	1,325,261

Net Assets	$84,952,491

Composition of Net Assets
Capital stock, at par	$767
Additional paid-in capital	79,484,125
Distributable earnings	5,467,599

$84,952,491

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$4,054,616	358,060	$11.32	*

C	$948,720	85,053	$11.15

Advisor	$4,290,709	377,553	$11.36

R	$2,758,717	251,582	$10.97

K	$69,247,071	6,269,670	$11.04

I	$685,744	61,739	$11.11

Z	$2,966,914	268,979	$11.03

*	The maximum offering price per share for Class A shares was $11.82 which reflects a sales charge of 4.25%.

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 109

STATEMENT OF ASSETS & LIABILITIES (continued)

AB Multi-Manager Select 2045 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $55,789,828)	$58,977,984
Affiliated issuers (cost $16,082,949)	16,069,950
Receivable for capital stock sold	37,699
Receivable due from Adviser	37,380
Affiliated dividends receivable	6,096
Interest receivable	13

Total assets	75,129,122

Liabilities
Payable for capital stock redeemed	1,256,739
Distribution fee payable	14,947
Payable for investments purchased	5,582
Transfer Agent fee payable	3,033
Directors’ fees payable	1,735
Accrued expenses	70,614

Total liabilities	1,352,650

Net Assets	$73,776,472

Composition of Net Assets
Capital stock, at par	$655
Additional paid-in capital	68,799,432
Distributable earnings	4,976,385

$73,776,472

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$2,304,731	199,371	$11.56	*

C	$222,621	19,349	$11.51

Advisor	$4,614,781	396,435	$11.64

R	$699,604	62,548	$11.19

K	$63,636,586	5,665,664	$11.23

I	$504,712	44,534	$11.33

Z	$1,793,437	159,951	$11.21

*	The maximum offering price per share for Class A shares was $12.07 which reflects a sales charge of 4.25%.

See notes to financial statements.

110 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF ASSETS & LIABILITIES (continued)

AB Multi-Manager Select 2050 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $26,561,712)	$27,919,193
Affiliated issuers (cost $7,739,056)	7,700,185
Receivable due from Adviser	32,221
Receivable for capital stock sold	28,745
Affiliated dividends receivable	2,952

Total assets	35,683,296

Liabilities
Payable for capital stock redeemed	972,066
Distribution fee payable	6,927
Payable for investments purchased	2,655
Directors’ fees payable	1,735
Transfer Agent fee payable	1,335
Accrued expenses	63,856

Total liabilities	1,048,574

Net Assets	$34,634,722

Composition of Net Assets
Capital stock, at par	$302
Additional paid-in capital	32,566,847
Distributable earnings	2,067,573

$34,634,722

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$1,386,231	115,069	$12.05	*

C	$86,114	7,245	$11.89

Advisor	$3,188,119	264,107	$12.07

R	$1,105,061	97,738	$11.31

K	$27,496,340	2,417,588	$11.37

I	$408,876	35,102	$11.65

Z	$963,981	84,743	$11.38

*	The maximum offering price per share for Class A shares was $12.58 which reflects a sales charge of 4.25%.

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 111

STATEMENT OF ASSETS & LIABILITIES (continued)

AB Multi-Manager Select 2055 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $31,060,030)	$32,667,316
Affiliated issuers (cost $9,342,314)	9,324,749
Receivable due from Adviser	33,725
Receivable for capital stock sold	28,603
Affiliated dividends receivable	3,524

Total assets	42,057,917

Liabilities
Payable for capital stock redeemed	1,588,203
Distribution fee payable	8,488
Payable for investments purchased	3,074
Transfer Agent fee payable	1,899
Directors’ fees payable	1,735
Accrued expenses	65,158

Total liabilities	1,668,557

Net Assets	$40,389,360

Composition of Net Assets
Capital stock, at par	$353
Additional paid-in capital	38,006,392
Distributable earnings	2,382,615

$40,389,360

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$1,585,303	133,408	$11.88	*

C	$103,655	8,833	$11.74

Advisor	$2,318,267	192,561	$12.04

R	$656,847	58,110	$11.30

K	$34,888,944	3,067,549	$11.37

I	$286,778	24,870	$11.53

Z	$549,566	48,294	$11.38

*	The maximum offering price per share for Class A shares was $12.41 which reflects a sales charge of 4.25%.

See notes to financial statements.

112 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF ASSETS & LIABILITIES (continued)

AB Multi-Manager Select 2060 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $290,987)	$302,991
Affiliated issuers (cost $82,936)	85,958
Deferred offering expense	87,044
Receivable due from Adviser	4,369
Affiliated dividends receivable	33

Total assets	480,395

Liabilities
Custody fee payable	21,134
Audit and tax fee payable	27,809
Legal fee payable	15,918
Directors’ fees payable	1,894
Transfer Agent fee payable	147
Distribution fee payable	106
Payable for investments purchased	26
Accrued expenses	55,681

Total liabilities	122,715

Net Assets	$357,680

Composition of Net Assets
Capital stock, at par	$3
Additional paid-in capital	339,208
Distributable earnings	18,469

$357,680

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$30,445	2,838	$10.73	*

C	$15,495	1,450	$10.69

Advisor	$204,059	19,002	$10.74

R	$10,735	1,002	$10.71

K	$22,064	2,057	$10.73

I	$10,760	1,002	$10.74

Z	$64,122	5,969	$10.74

*	The maximum offering price per share for Class A shares was $11.21 which reflects a sales charge of 4.25%.

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 113

STATEMENT OF OPERATIONS

Year Ended July 31, 2019

	AB Multi-Manager Select Retirement Allocation Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$193,488
Income distributions from affiliated Underlying Portfolios	122,270	$315,758

Expenses
Advisory fee (see Note B)	18,572
Distribution fee – Class A	1,073
Distribution fee – Class C	1,149
Distribution fee – Class R	2,087
Distribution fee – Class K	26,259
Transfer agency – Class A	6,184
Transfer agency – Class C	1,666
Transfer agency – Advisor Class	6,723
Transfer agency – Class R	729
Transfer agency – Class K	19,705
Transfer agency – Class I	14
Transfer agency – Class Z	86
Registration fees	98,852
Custodian	64,259
Audit and tax	40,219
Legal	35,945
Directors’ fees	23,311
Printing	4,636
Miscellaneous	9,064

Total expenses	360,533
Less: expenses waived and reimbursed by the Adviser (see Note B)	(304,442)

Net expenses		56,091

Net investment income		259,667

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Affiliated Underlying Portfolios		(40,455)
Unaffiliated Underlying Portfolios		46,346
Net realized gain distributions from:
Affiliated Underlying Portfolios		14,357
Unaffiliated Underlying Portfolios		18,944
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		33,025
Unaffiliated Underlying Portfolios		127,071

Net gain on investment transactions		199,288

Net Increase in Net Assets from Operations		$458,955

See notes to financial statements.

114 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF OPERATIONS (continued)

	AB Multi-Manager Select 2010 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$248,722
Income distributions from affiliated Underlying Portfolios	202,099	$450,821

Expenses
Advisory fee (see Note B)	26,570
Distribution fee – Class A	1,272
Distribution fee – Class C	650
Distribution fee – Class R	1,822
Distribution fee – Class K	38,432
Transfer agency – Class A	3,528
Transfer agency – Class C	452
Transfer agency – Advisor Class	8,894
Transfer agency – Class R	948
Transfer agency – Class K	29,672
Transfer agency – Class I	41
Transfer agency – Class Z	2
Registration fees	96,322
Custodian	63,853
Audit and tax	38,424
Legal	35,676
Directors’ fees	23,311
Printing	5,492
Miscellaneous	9,082

Total expenses	384,443
Less: expenses waived and reimbursed by the Adviser (see Note B)	(315,217)

Net expenses		69,226

Net investment income		381,595

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Affiliated Underlying Portfolios		(1,703)
Unaffiliated Underlying Portfolios		76,620
Net realized gain distributions from:
Affiliated Underlying Portfolios		35,319
Unaffiliated Underlying Portfolios		26,237
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		5,223
Unaffiliated Underlying Portfolios		132,768

Net gain on investment transactions		274,464

Net Increase in Net Assets from Operations		$656,059

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 115

STATEMENT OF OPERATIONS (continued)

	AB Multi-Manager Select 2015 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$619,223
Income distributions from affiliated Underlying Portfolios	556,654	$1,175,877

Expenses
Advisory fee (see Note B)	70,068
Distribution fee – Class A	3,358
Distribution fee – Class C	5,408
Distribution fee – Class R	1,461
Distribution fee – Class K	90,862
Transfer agency – Class A	1,188
Transfer agency – Class C	474
Transfer agency – Advisor Class	3,483
Transfer agency – Class R	759
Transfer agency – Class K	70,679
Transfer agency – Class I	3,915
Transfer agency – Class Z	14
Registration fees	97,266
Custodian	64,594
Audit and tax	38,424
Legal	32,820
Directors’ fees	23,311
Printing	8,296
Miscellaneous	9,674

Total expenses	526,054
Less: expenses waived and reimbursed by the Adviser (see Note B)	(372,377)

Net expenses		153,677

Net investment income		1,022,200

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Affiliated Underlying Portfolios		(2,196)
Unaffiliated Underlying Portfolios		357,642
Net realized gain distributions from:
Affiliated Underlying Portfolios		154,737
Unaffiliated Underlying Portfolios		74,007
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(107,590)
Unaffiliated Underlying Portfolios		(23,594)

Net gain on investment transactions		453,006

Net Increase in Net Assets from Operations		$1,475,206

See notes to financial statements.

116 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF OPERATIONS (continued)

	AB Multi-Manager Select 2020 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$1,360,745
Income distributions from affiliated Underlying Portfolios	1,220,626	$2,581,371

Expenses
Advisory fee (see Note B)	153,333
Distribution fee – Class A	11,373
Distribution fee – Class C	12,264
Distribution fee – Class R	22,559
Distribution fee – Class K	218,153
Transfer agency – Class A	4,512
Transfer agency – Class C	1,310
Transfer agency – Advisor Class	4,071
Transfer agency – Class R	10,569
Transfer agency – Class K	170,711
Transfer agency – Class I	211
Transfer agency – Class Z	124
Registration fees	97,854
Custodian	66,090
Audit and tax	38,424
Legal	35,162
Directors’ fees	23,311
Printing	14,613
Miscellaneous	11,266

Total expenses	895,910
Less: expenses waived and reimbursed by the Adviser (see Note B)	(502,580)

Net expenses		393,330

Net investment income		2,188,041

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Affiliated Underlying Portfolios		(48,735)
Unaffiliated Underlying Portfolios		735,225
Net realized gain distributions from:
Affiliated Underlying Portfolios		515,571
Unaffiliated Underlying Portfolios		161,039
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(531,006)
Unaffiliated Underlying Portfolios		161,720

Net gain on investment transactions		993,814

Net Increase in Net Assets from Operations		$3,181,855

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 117

STATEMENT OF OPERATIONS (continued)

	AB Multi-Manager Select 2025 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$2,015,945
Income distributions from affiliated Underlying Portfolios	2,015,512	$4,031,457

Expenses
Advisory fee (see Note B)	233,445
Distribution fee – Class A	12,658
Distribution fee – Class C	6,426
Distribution fee – Class R	31,298
Distribution fee – Class K	338,343
Transfer agency – Class A	5,008
Transfer agency – Class C	706
Transfer agency – Advisor Class	6,505
Transfer agency – Class R	14,950
Transfer agency – Class K	264,736
Transfer agency – Class I	1,620
Transfer agency – Class Z	117
Registration fees	101,644
Custodian	68,267
Audit and tax	38,424
Legal	34,907
Directors’ fees	23,311
Printing	18,982
Miscellaneous	12,899

Total expenses	1,214,246
Less: expenses waived and reimbursed by the Adviser (see Note B)	(634,178)

Net expenses		580,068

Net investment income		3,451,389

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on:
Affiliated Underlying Portfolios		46,819
Unaffiliated Underlying Portfolios		2,150,703
Net realized gain distributions from:
Affiliated Underlying Portfolios		1,158,917
Unaffiliated Underlying Portfolios		401,179
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(1,222,672)
Unaffiliated Underlying Portfolios		(1,673,226)

Net gain on investment transactions		861,720

Net Increase in Net Assets from Operations		$4,313,109

See notes to financial statements.

118 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF OPERATIONS (continued)

	AB Multi-Manager Select 2030 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$1,720,364
Income distributions from affiliated Underlying Portfolios	1,592,340	$3,312,704

Expenses
Advisory fee (see Note B)	193,378
Distribution fee – Class A	18,134
Distribution fee – Class C	15,503
Distribution fee – Class R	13,115
Distribution fee – Class K	272,133
Transfer agency – Class A	6,217
Transfer agency – Class C	1,447
Transfer agency – Advisor Class	5,927
Transfer agency – Class R	6,819
Transfer agency – Class K	207,511
Transfer agency – Class I	2,062
Transfer agency – Class Z	47
Registration fees	100,310
Custodian	68,122
Audit and tax	38,424
Legal	34,897
Directors’ fees	23,311
Printing	21,151
Miscellaneous	11,889

Total expenses	1,040,397
Less: expenses waived and reimbursed by the Adviser (see Note B)	(546,155)

Net expenses		494,242

Net investment income		2,818,462

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on:
Affiliated Underlying Portfolios		11,659
Unaffiliated Underlying Portfolios		1,502,154
Net realized gain distributions from:
Affiliated Underlying Portfolios		1,263,931
Unaffiliated Underlying Portfolios		406,982
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(1,532,597)
Unaffiliated Underlying Portfolios		(1,339,697)

Net gain on investment transactions		312,432

Net Increase in Net Assets from Operations		$3,130,894

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 119

STATEMENT OF OPERATIONS (continued)

	AB Multi-Manager Select 2035 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$1,693,032
Income distributions from affiliated Underlying Portfolios	1,311,202	$3,004,234

Expenses
Advisory fee (see Note B)	187,861
Distribution fee – Class A	14,369
Distribution fee – Class C	10,409
Distribution fee – Class R	12,536
Distribution fee – Class K	274,787
Transfer agency – Class A	6,689
Transfer agency – Class C	1,419
Transfer agency – Advisor Class	5,689
Transfer agency – Class R	5,958
Transfer agency – Class K	209,616
Transfer agency – Class I	1,451
Transfer agency – Class Z	47
Registration fees	100,189
Custodian	68,098
Audit and tax	38,424
Legal	35,165
Printing	23,395
Directors’ fees	23,310
Miscellaneous	11,752

Total expenses	1,031,164
Less: expenses waived and reimbursed by the Adviser (see Note B)	(548,824)

Net expenses		482,340

Net investment income		2,521,894

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Affiliated Underlying Portfolios		(78,142)
Unaffiliated Underlying Portfolios		1,898,324
Net realized gain distributions from:
Affiliated Underlying Portfolios		1,335,011
Unaffiliated Underlying Portfolios		451,084
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(1,161,469)
Unaffiliated Underlying Portfolios		(1,418,677)

Net gain on investment transactions		1,026,131

Net Increase in Net Assets from Operations		$3,548,025

See notes to financial statements.

120 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF OPERATIONS (continued)

	AB Multi-Manager Select 2040 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$1,154,168
Income distributions from affiliated Underlying Portfolios	580,145	$1,734,313

Expenses
Advisory fee (see Note B)	117,569
Distribution fee – Class A	10,635
Distribution fee – Class C	7,716
Distribution fee – Class R	10,754
Distribution fee – Class K	164,261
Transfer agency – Class A	5,856
Transfer agency – Class C	1,164
Transfer agency – Advisor Class	5,170
Transfer agency – Class R	5,241
Transfer agency – Class K	126,469
Transfer agency – Class I	833
Transfer agency – Class Z	244
Registration fees	98,997
Custodian	66,618
Audit and tax	38,424
Legal	34,888
Directors’ fees	23,312
Printing	19,378
Miscellaneous	9,911

Total expenses	747,440
Less: expenses waived and reimbursed by the Adviser (see Note B)	(439,751)

Net expenses		307,689

Net investment income		1,426,624

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on:
Affiliated Underlying Portfolios		13,197
Unaffiliated Underlying Portfolios		1,120,436
Net realized gain distributions from:
Affiliated Underlying Portfolios		997,336
Unaffiliated Underlying Portfolios		323,312
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(1,027,233)
Unaffiliated Underlying Portfolios		(870,694)

Net gain on investment transactions		556,354

Net Increase in Net Assets from Operations		$1,982,978

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 121

STATEMENT OF OPERATIONS (continued)

	AB Multi-Manager Select 2045 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$1,039,045
Income distributions from affiliated Underlying Portfolios	403,580
Securities lending income	13	$1,442,638

Expenses
Advisory fee (see Note B)	102,808
Distribution fee – Class A	7,817
Distribution fee – Class C	2,485
Distribution fee – Class R	2,804
Distribution fee – Class K	149,551
Transfer agency – Class A	5,347
Transfer agency – Class C	479
Transfer agency – Advisor Class	6,894
Transfer agency – Class R	1,458
Transfer agency – Class K	112,157
Transfer agency – Class I	587
Transfer agency – Class Z	134
Registration fees	99,462
Custodian	66,294
Audit and tax	38,424
Legal	34,882
Directors’ fees	23,312
Printing	17,091
Miscellaneous	10,282

Total expenses	682,268
Less: expenses waived and reimbursed by the Adviser (see Note B)	(414,997)

Net expenses		267,271

Net investment income		1,175,367

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Affiliated Underlying Portfolios		(62,063)
Unaffiliated Underlying Portfolios		713,750
Net realized gain distributions from:
Affiliated Underlying Portfolios		873,066
Unaffiliated Underlying Portfolios		294,108
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(770,050)
Unaffiliated Underlying Portfolios		(605,458)

Net gain on investment transactions		443,353

Net Increase in Net Assets from Operations		$1,618,720

See notes to financial statements.

122 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF OPERATIONS (continued)

	AB Multi-Manager Select 2050 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$458,672
Income distributions from affiliated Underlying Portfolios	178,735	$637,407

Expenses
Advisory fee (see Note B)	46,369
Distribution fee – Class A	3,281
Distribution fee – Class C	756
Distribution fee – Class R	4,269
Distribution fee – Class K	63,636
Transfer agency – Class A	3,575
Transfer agency – Class C	241
Transfer agency – Advisor Class	7,175
Transfer agency – Class R	2,053
Transfer agency – Class K	47,748
Transfer agency – Class I	394
Transfer agency – Class Z	45
Registration fees	96,647
Custodian	64,825
Audit and tax	38,424
Legal	33,090
Directors’ fees	23,312
Printing	14,597
Miscellaneous	9,371

Total expenses	459,808
Less: expenses waived and reimbursed by the Adviser (see Note B)	(341,868)

Net expenses		117,940

Net investment income		519,467

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Affiliated Underlying Portfolios		(31,998)
Unaffiliated Underlying Portfolios		217,214
Net realized gain distributions from:
Affiliated Underlying Portfolios		387,892
Unaffiliated Underlying Portfolios		135,788
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(330,041)
Unaffiliated Underlying Portfolios		(128,859)

Net gain on investment transactions		249,996

Net Increase in Net Assets from Operations		$769,463

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 123

STATEMENT OF OPERATIONS (continued)

	AB Multi-Manager Select 2055 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$535,822
Income distributions from affiliated Underlying Portfolios	210,537	$746,359

Expenses
Advisory fee (see Note B)	54,157
Distribution fee – Class A	3,912
Distribution fee – Class C	1,014
Distribution fee – Class R	2,521
Distribution fee – Class K	78,923
Transfer agency – Class A	4,417
Transfer agency – Class C	335
Transfer agency – Advisor Class	5,488
Transfer agency – Class R	1,136
Transfer agency – Class K	60,032
Transfer agency – Class I	269
Transfer agency – Class Z	51
Registration fees	97,332
Custodian	64,923
Audit and tax	38,424
Legal	32,821
Directors’ fees	23,312
Printing	19,947
Miscellaneous	9,486

Total expenses	498,500
Less: expenses waived and reimbursed by the Adviser (see Note B)	(358,436)

Net expenses		140,064

Net investment income		606,295

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Affiliated Underlying Portfolios		(74,067)
Unaffiliated Underlying Portfolios		181,495
Net realized gain distributions from:
Affiliated Underlying Portfolios		459,275
Unaffiliated Underlying Portfolios		157,097
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(384,950)
Unaffiliated Underlying Portfolios		(155,513)

Net gain on investment transactions		183,337

Net Increase in Net Assets from Operations		$789,632

See notes to financial statements.

124 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF OPERATIONS (continued)

For the period of February 1, 2019(a) to July 31, 2019

	AB Multi-Manager Select 2060 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$1,799
Income distributions from affiliated Underlying Portfolios	240	$2,039

Expenses
Advisory fee (see Note B)	206
Distribution fee – Class A	27
Distribution fee – Class C	65
Distribution fee – Class R	26
Distribution fee – Class K	16
Transfer agency – Class A	93
Transfer agency – Class C	47
Transfer agency – Advisor Class	619
Amortization of offering expenses	82,854
Custodian	31,665
Audit and tax	27,828
Legal	19,973
Directors’ fees	13,141
Registration fees	11,894
Printing	772
Miscellaneous	9,385

Total expenses	198,611
Less: expenses waived and reimbursed by the Adviser (see Note B)	(198,286)

Net expenses		325

Net investment income		1,714

Realized and Unrealized Gain on Investment Transactions
Net realized gain on:
Affiliated Underlying Portfolios		138
Unaffiliated Underlying Portfolios		1,452
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		3,022
Unaffiliated Underlying Portfolios		12,004

Net gain on investment transactions		16,616

Net Increase in Net Assets from Operations		$18,330

(a)	Commencement of operations.

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 125

STATEMENT OF CHANGES IN NET ASSETS

	AB Multi-Manager Select Retirement Allocation Fund
	Year Ended July 31, 2019	Year Ended July 31, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income	$259,667	$242,477
Net realized gain on Underlying Portfolios	5,891	366,925
Net realized gain distributions from Underlying Portfolios	33,301	37,998
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	160,096	(352,620)

Net increase in net assets from operations	458,955	294,780
Distributions to Shareholders*
Class A	(13,892)	(3,562)
Class C	(3,558)	(1,351)
Advisor Class	(23,186)	(271)
Class R	(19,635)	(12,760)
Class K	(539,149)	(295,707)
Class I	(617)	(186)
Class Z	(16,519)	(345)
Capital Stock Transactions
Net increase (decrease)	(2,098,524)	3,688,571

Total increase (decrease)	(2,256,125)	3,669,169
Net Assets
Beginning of period	13,143,634	9,474,465

End of period	$10,887,509	$13,143,634

*

The prior year’s amounts have been reclassified to conform with the current year’s presentation. See Note J, Recent Accounting Pronouncements, in the Notes to Financial Statements for more information.

See notes to financial statements.

126 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Multi-Manager Select 2010 Fund
	Year Ended July 31, 2019	Year Ended July 31, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income	$381,595	$389,345
Net realized gain on Underlying Portfolios	74,917	688,614
Net realized gain distributions from Underlying Portfolios	61,556	65,835
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	137,991	(459,754)

Net increase in net assets from operations	656,059	684,040
Distributions to Shareholders*
Class A	(18,944)	(14,333)
Class C	(1,772)	(3,654)
Advisor Class	(71,554)	(28,146)
Class R	(18,725)	(16,365)
Class K	(823,756)	(674,206)
Class I	(3,785)	(2,714)
Class Z	(659)	(558)
Capital Stock Transactions
Net increase	430,943	5,223,037

Total increase	147,807	5,167,101
Net Assets
Beginning of period	18,366,195	13,199,094

End of period	$18,514,002	$18,366,195

*

The prior year’s amounts have been reclassified to conform with the current year’s presentation. See Note J, Recent Accounting Pronouncements, in the Notes to Financial Statements for more information.

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 127

STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Multi-Manager Select 2015 Fund
	Year Ended July 31, 2019	Year Ended July 31, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,022,200	$1,046,614
Net realized gain on Underlying Portfolios	355,446	2,611,328
Net realized gain distributions from Underlying Portfolios	228,744	211,730
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	(131,184)	(1,716,297)

Net increase in net assets from operations	1,475,206	2,153,375
Distributions to Shareholders*
Class A	(74,508)	(125,419)
Class C	(30,225)	(31,893)
Advisor Class	(277,429)	(4,778)
Class R	(16,919)	(23,496)
Class K	(2,243,216)	(2,266,288)
Class I	(295,355)	(8,965)
Class Z	(905)	(719)
Capital Stock Transactions
Net increase	4,336,937	2,065,626

Total increase	2,873,586	1,757,443
Net Assets
Beginning of period	43,826,467	42,069,024

End of period	$46,700,053	$43,826,467

*

The prior year’s amounts have been reclassified to conform with the current year’s presentation. See Note J, Recent Accounting Pronouncements, in the Notes to Financial Statements for more information.

See notes to financial statements.

128 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Multi-Manager Select 2020 Fund
	Year Ended July 31, 2019	Year Ended July 31, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,188,041	$2,295,168
Net realized gain on Underlying Portfolios	686,490	6,356,038
Net realized gain distributions from Underlying Portfolios	676,610	545,318
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	(369,286)	(3,979,024)

Net increase in net assets from operations	3,181,855	5,217,500
Distributions to Shareholders*
Class A	(320,758)	(242,134)
Class C	(81,254)	(58,887)
Advisor Class	(305,786)	(11,815)
Class R	(375,808)	(135,215)
Class K	(6,395,585)	(4,334,581)
Class I	(13,871)	(1,186)
Class Z	(50,867)	(631)
Capital Stock Transactions
Net increase	4,851,481	7,440,816

Total increase	489,407	7,873,867
Net Assets
Beginning of period	101,425,109	93,551,242

End of period	$101,914,516	$101,425,109

*

The prior year’s amounts have been reclassified to conform with the current year’s presentation. See Note J, Recent Accounting Pronouncements, in the Notes to Financial Statements for more information.

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 129

STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Multi-Manager Select 2025 Fund
	Year Ended July 31, 2019	Year Ended July 31, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income	$3,451,389	$3,545,507
Net realized gain on Underlying Portfolios	2,197,522	10,109,753
Net realized gain distributions from Underlying Portfolios	1,560,096	1,126,105
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	(2,895,898)	(4,849,352)

Net increase in net assets from operations	4,313,109	9,932,013
Distributions to Shareholders*
Class A	(389,255)	(216,429)
Class C	(42,179)	(24,198)
Advisor Class	(592,431)	(42,556)
Class R	(770,191)	(151,386)
Class K	(11,038,212)	(5,911,167)
Class I	(112,662)	(33,735)
Class Z	(73,963)	(1,842)
Capital Stock Transactions
Net increase	8,747,965	16,475,943

Total increase	42,181	20,026,643
Net Assets
Beginning of period	152,670,555	132,643,912

End of period	$152,712,736	$152,670,555

*

The prior year’s amounts have been reclassified to conform with the current year’s presentation. See Note J, Recent Accounting Pronouncements, in the Notes to Financial Statements for more information.

See notes to financial statements.

130 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Multi-Manager Select 2030 Fund
	Year Ended July 31, 2019	Year Ended July 31, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,818,462	$2,680,438
Net realized gain on Underlying Portfolios	1,513,813	7,382,616
Net realized gain distributions from Underlying Portfolios	1,670,913	1,301,133
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	(2,872,294)	(2,801,568)

Net increase in net assets from operations	3,130,894	8,562,619
Distributions to Shareholders*
Class A	(447,256)	(334,911)
Class C	(116,127)	(34,208)
Advisor Class	(551,741)	(51,399)
Class R	(260,958)	(107,753)
Class K	(8,418,874)	(5,272,452)
Class I	(157,959)	(87,746)
Class Z	(13,357)	(1,208)
Capital Stock Transactions
Net increase	16,755,314	20,661,038

Total increase	9,919,936	23,333,980
Net Assets
Beginning of period	125,095,229	101,761,249

End of period	$135,015,165	$125,095,229

*

The prior year’s amounts have been reclassified to conform with the current year’s presentation. See Note J, Recent Accounting Pronouncements, in the Notes to Financial Statements for more information.

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Multi-Manager Select 2035 Fund
	Year Ended July 31, 2019	Year Ended July 31, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,521,894	$2,369,866
Net realized gain on Underlying Portfolios	1,820,182	8,030,619
Net realized gain distributions from Underlying Portfolios	1,786,095	1,172,209
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	(2,580,146)	(2,544,407)

Net increase in net assets from operations	3,548,025	9,028,287
Distributions to Shareholders*
Class A	(420,513)	(243,473)
Class C	(73,973)	(22,037)
Advisor Class	(400,035)	(32,252)
Class R	(250,575)	(95,053)
Class K	(8,708,694)	(4,969,417)
Class I	(106,377)	(9,121)
Class Z	(3,931)	(1,278)
Capital Stock Transactions
Net increase	16,192,416	25,029,324

Total increase	9,776,343	28,684,980
Net Assets
Beginning of period	120,183,538	91,498,558

End of period	$129,959,881	$120,183,538

*

The prior year’s amounts have been reclassified to conform with the current year’s presentation. See Note J, Recent Accounting Pronouncements, in the Notes to Financial Statements for more information.

See notes to financial statements.

132 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Multi-Manager Select 2040 Fund
	Year Ended July 31, 2019	Year Ended July 31, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,426,624	$1,306,558
Net realized gain on Underlying Portfolios	1,133,633	6,741,192
Net realized gain distributions from Underlying Portfolios	1,320,648	932,492
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	(1,897,927)	(2,402,959)

Net increase in net assets from operations	1,982,978	6,577,283
Distributions to Shareholders*
Class A	(383,451)	(207,464)
Class C	(75,024)	(19,934)
Advisor Class	(361,392)	(24,735)
Class R	(235,648)	(61,568)
Class K	(6,062,552)	(3,142,964)
Class I	(80,254)	(14,558)
Class Z	(100,593)	(33,615)
Capital Stock Transactions
Net increase	16,231,088	6,402,578

Total increase	10,915,152	9,475,023
Net Assets
Beginning of period	74,037,339	64,562,316

End of period	$84,952,491	$74,037,339

*

The prior year’s amounts have been reclassified to conform with the current year’s presentation. See Note J, Recent Accounting Pronouncements, in the Notes to Financial Statements for more information.

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 133

STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Multi-Manager Select 2045 Fund
	Year Ended July 31, 2019	Year Ended July 31, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,175,367	$1,058,800
Net realized gain on Underlying Portfolios	651,687	5,421,593
Net realized gain distributions from Underlying Portfolios	1,167,174	849,847
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	(1,375,508)	(1,533,701)

Net increase in net assets from operations	1,618,720	5,796,539
Distributions to Shareholders*
Class A	(284,104)	(144,425)
Class C	(23,143)	(11,591)
Advisor Class	(355,593)	(1,774)
Class R	(62,437)	(109,129)
Class K	(5,366,230)	(2,550,896)
Class I	(49,632)	(10,611)
Class Z	(47,179)	(20,179)
Capital Stock Transactions
Net increase	12,743,258	8,222,531

Total increase	8,173,660	11,170,465
Net Assets
Beginning of period	65,602,812	54,432,347

End of period	$73,776,472	$65,602,812

*

The prior year’s amounts have been reclassified to conform with the current year’s presentation. See Note J, Recent Accounting Pronouncements, in the Notes to Financial Statements for more information.

See notes to financial statements.

134 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Multi-Manager Select 2050 Fund
	Year Ended July 31, 2019	Year Ended July 31, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income	$519,467	$411,842
Net realized gain on Underlying Portfolios	185,216	2,189,488
Net realized gain distributions from Underlying Portfolios	523,680	330,716
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	(458,900)	(698,321)

Net increase in net assets from operations	769,463	2,233,725
Distributions to Shareholders*
Class A	(92,300)	(42,184)
Class C	(4,739)	(3,114)
Advisor Class	(204,347)	(6,016)
Class R	(73,016)	(31,453)
Class K	(1,892,867)	(1,194,147)
Class I	(28,033)	(663)
Class Z	(9,493)	(774)
Capital Stock Transactions
Net increase	8,960,120	4,397,516

Total increase	7,424,788	5,352,890
Net Assets
Beginning of period	27,209,934	21,857,044

End of period	$34,634,722	$27,209,934

*

The prior year’s amounts have been reclassified to conform with the current year’s presentation. See Note J, Recent Accounting Pronouncements, in the Notes to Financial Statements for more information.

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 135

STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Multi-Manager Select 2055 Fund
	Year Ended July 31, 2019	Year Ended July 31, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income	$606,295	$494,577
Net realized gain on Underlying Portfolios	107,428	2,407,674
Net realized gain distributions from Underlying Portfolios	616,372	395,450
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	(540,463)	(543,859)

Net increase in net assets from operations	789,632	2,753,842
Distributions to Shareholders*
Class A	(121,957)	(48,753)
Class C	(7,710)	(3,547)
Advisor Class	(138,726)	(23,398)
Class R	(41,502)	(18,929)
Class K	(2,466,122)	(1,168,981)
Class I	(18,942)	(2,901)
Class Z	(16,714)	(791)
Capital Stock Transactions
Net increase	9,400,230	6,113,937

Total increase	7,378,189	7,600,479
Net Assets
Beginning of period	33,011,171	25,410,692

End of period	$40,389,360	$33,011,171

*

The prior year’s amounts have been reclassified to conform with the current year’s presentation. See Note J, Recent Accounting Pronouncements, in the Notes to Financial Statements for more information.

See notes to financial statements.

136 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Multi- Manager Select 2060 Fund
	February 1, 2019(a) to July 31, 2019
Increase in Net Assets from Operations
Net investment income	$1,714
Net realized gain on Underlying Portfolios	1,590
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	15,026

Net increase in net assets from operations	18,330
Capital Stock Transactions
Net increase	339,350

Total increase	357,680
Net Assets
Beginning of period	– 0	–

End of period	$357,680

(a)	Commencement of operations.

See notes to financial statements.

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July 31, 2019

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”), which is a Maryland corporation, is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company operates as a series company currently comprised of 29 portfolios. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Multi-Manager Select Retirement Allocation Fund, AB Multi-Manager Select 2010 Fund, AB Multi-Manager Select 2015 Fund, AB Multi-Manager Select 2020 Fund, AB Multi-Manager Select 2025 Fund, AB Multi-Manager Select 2030 Fund, AB Multi-Manager Select 2035 Fund, AB Multi-Manager Select 2040 Fund, AB Multi-Manager Select 2045 Fund, AB Multi-Manager Select 2050 Fund, AB Multi-Manager Select 2055 Fund and AB Multi-Manager Select 2060 Fund (the “Funds”), each a diversified portfolio. AB Multi-Manager Select 2060 Fund commenced operations on February 1, 2019. The Funds have authorized the issuance of Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I, Class Z, Class T, Class 1 and Class 2 shares. Class B, Class T, Class 1 and Class 2 shares have not been issued. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares will automatically convert to Class A shares ten years after the end of the calendar month of purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class, Class I and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All eleven classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. In order to implement the Funds’ investment strategies, Morningstar Investment Management LLC, the Funds’ sub-adviser, selects mutual funds and ETFs (“Underlying Portfolios”) for investment by the Funds from among AB mutual funds and funds offered by other fund complexes that have entered into a participation agreement or similar arrangement with the Funds. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from

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those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Funds.

1. Security Valuation

Net asset value per share of the Funds, which may be based on the NAVs of the Underlying Portfolios, is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m., Eastern Time. Investments in the Underlying Portfolios are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Funds’ investments by the above fair value hierarchy levels as of July 31, 2019:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
AB Multi-Manager Select Retirement Allocation Fund
Investment Companies	$10,942,848	$	– 0	–	$	– 0	–	$10,942,848
Short-Term Investments	13,273		– 0	–		– 0	–	13,273

Total	$10,956,121	$	– 0	–	$	– 0	–	$10,956,121

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Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
AB Multi-Manager Select 2010 Fund
Investment Companies	$18,437,294	$	– 0	–	$	– 0	–	$18,437,294
Short-Term Investments	105,564		– 0	–		– 0	–	105,564

Total	$18,542,858	$	– 0	–	$	– 0	–	$18,542,858

AB Multi-Manager Select 2015 Fund
Investment Companies	$46,646,884	$	– 0	–	$	– 0	–	$46,646,884
Short-Term Investments	94,599		– 0	–		– 0	–	94,599
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	8,225		– 0	–		– 0	–	8,225

Total	$46,749,708	$	– 0	–	$	– 0	–	$46,749,708

AB Multi-Manager Select 2020 Fund
Investment Companies	$101,584,993	$	– 0	–	$	– 0	–	$101,584,993
Short-Term Investments	2,005,557		– 0	–		– 0	–	2,005,557

Total	$103,590,550	$	– 0	–	$	– 0	–	$103,590,550

AB Multi-Manager Select 2025 Fund
Investment Companies	$153,107,319	$	– 0	–	$	– 0	–	$153,107,319
Short-Term Investments	203,043		– 0	–		– 0	–	203,043

Total	$153,310,362	$	– 0	–	$	– 0	–	$153,310,362

AB Multi-Manager Select 2030 Fund
Investment Companies	$135,258,579	$	– 0	–	$	– 0	–	$135,258,579
Short-Term Investments	477,664		– 0	–		– 0	–	477,664

Total	$135,736,243	$	– 0	–	$	– 0	–	$135,736,243

AB Multi-Manager Select 2035 Fund
Investment Companies	$130,895,103	$	– 0	–	$	– 0	–	$130,895,103
Short-Term Investments	13,092		– 0	–		– 0	–	13,092

Total	$130,908,195	$	– 0	–	$	– 0	–	$130,908,195

AB Multi-Manager Select 2040 Fund
Investment Companies	$86,075,765	$	– 0	–	$	– 0	–	$86,075,765
Short-Term Investments	99,695		– 0	–		– 0	–	99,695

Total	$86,175,460	$	– 0	–	$	– 0	–	$86,175,460

AB Multi-Manager Select 2045 Fund
Investment Companies	$75,008,201	$	– 0	–	$	– 0	–	$75,008,201
Short-Term Investments	39,733		– 0	–		– 0	–	39,733

Total	$75,047,934	$	– 0	–	$	– 0	–	$75,047,934

AB Multi-Manager Select 2050 Fund
Investment Companies	$35,514,736	$	– 0	–	$	– 0	–	$35,514,736
Short-Term Investments	104,642		– 0	–		– 0	–	104,642

Total	$35,619,378	$	– 0	–	$	– 0	–	$35,619,378

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NOTES TO FINANCIAL STATEMENTS (continued)

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
AB Multi-Manager Select 2055 Fund
Investment Companies	$41,551,273	$	– 0	–	$	– 0	–	$41,551,273
Short-Term Investments	440,792		– 0	–		– 0	–	440,792

Total	$41,992,065	$	– 0	–	$	– 0	–	$41,992,065

AB Multi-Manager Select 2060 Fund
Investment Companies	$385,733	$	– 0	–	$	– 0	–	$385,733
Short-Term Investments	3,216		– 0	–		– 0	–	3,216

Total	$388,949	$	– 0	–	$	– 0	–	$388,949

3. Taxes

It is each Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Funds’ financial statements.

4. Investment Income and Investment Transactions

Income and capital gain distributions from the Underlying Portfolios, if any, are recorded on the ex-dividend date. Transactions in shares of the Underlying Portfolios are accounted for on the trade date. Investment gains and losses are determined on the identified cost basis.

5. Class Allocations

All income earned and expenses incurred by the Funds are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in each Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses included in the accompanying statements of operations do not include any expenses of the Underlying Portfolios. Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are

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determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

7. Offering Expenses

Offering expenses of $169,898 for AB Multi-Manager Select 2060 Fund were deferred and amortized on a straight line basis over a one year period starting from February 1, 2019 (commencement of operations).

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, each Fund pays the Adviser an advisory fee at an annual rate of .15% of the Funds’ average daily net assets. The fee is accrued daily and paid monthly. From its advisory fees received from the Funds, the Adviser pays the fees of Morningstar Investment Management LLC, the Funds’ sub-adviser. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) on an annual basis (the “Expense Caps”) as follows:

	Effective November 30, 2018
Multi-Manager Select Fund	Class A	Class C	Advisor Class	Class R	Class K	Class I	Class Z
Retirement Allocation Fund	0.46%	1.21%	0.21%	0.71%	0.46%	0.21%	0.21%
2010 Fund	0.41%	1.16%	0.16%	0.66%	0.41%	0.16%	0.16%
2015 Fund	0.37%	1.12%	0.12%	0.62%	0.37%	0.12%	0.12%
2020 Fund	0.38%	1.13%	0.13%	0.63%	0.38%	0.13%	0.13%
2025 Fund	0.37%	1.12%	0.12%	0.62%	0.37%	0.12%	0.12%
2030 Fund	0.38%	1.13%	0.13%	0.63%	0.38%	0.13%	0.13%
2035 Fund	0.38%	1.13%	0.13%	0.63%	0.38%	0.13%	0.13%
2040 Fund	0.39%	1.14%	0.14%	0.64%	0.39%	0.14%	0.14%
2045 Fund	0.40%	1.15%	0.15%	0.65%	0.40%	0.15%	0.15%
2050 Fund	0.39%	1.14%	0.14%	0.64%	0.39%	0.14%	0.14%
2055 Fund	0.39%	1.14%	0.14%	0.64%	0.39%	0.14%	0.14%
2060 Fund*	0.39%	1.14%	0.14%	0.64%	0.39%	0.14%	0.14%

*	Commenced operations on February 1, 2019.

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NOTES TO FINANCIAL STATEMENTS (continued)

	December 1, 2017 to November 30, 2018
Multi-Manager Select Fund	Class A	Class C	Advisor Class	Class R	Class K	Class I	Class Z
Retirement Allocation Fund	0.45%	1.20%	0.20%	0.70%	0.45%	0.20%	0.20%
2010 Fund	0.39%	1.14%	0.14%	0.64%	0.39%	0.14%	0.14%
2015 Fund	0.35%	1.10%	0.10%	0.60%	0.35%	0.10%	0.10%
2020 Fund	0.37%	1.12%	0.12%	0.62%	0.37%	0.12%	0.12%
2025 Fund	0.38%	1.13%	0.13%	0.63%	0.38%	0.13%	0.13%
2030 Fund	0.40%	1.15%	0.15%	0.65%	0.40%	0.15%	0.15%
2035 Fund	0.40%	1.15%	0.15%	0.65%	0.40%	0.15%	0.15%
2040 Fund	0.41%	1.16%	0.16%	0.66%	0.41%	0.16%	0.16%
2045 Fund	0.41%	1.16%	0.16%	0.66%	0.41%	0.16%	0.16%
2050 Fund	0.42%	1.17%	0.17%	0.67%	0.42%	0.17%	0.17%
2055 Fund	0.42%	1.17%	0.17%	0.67%	0.42%	0.17%	0.17%

	December 1, 2016 to November 30, 2017
Multi-Manager Select Fund	Class A	Class C	Advisor Class	Class R	Class K	Class I	Class Z
Retirement Allocation Fund	0.42%	1.17%	0.17%	0.67%	0.42%	0.17%	0.17%
2010 Fund	0.40%	1.15%	0.15%	0.65%	0.40%	0.15%	0.15%
2015 Fund	0.40%	1.15%	0.15%	0.65%	0.40%	0.15%	0.15%
2020 Fund	0.44%	1.19%	0.19%	0.69%	0.44%	0.19%	0.19%
2025 Fund	0.43%	1.18%	0.18%	0.68%	0.43%	0.18%	0.18%
2030 Fund	0.48%	1.23%	0.23%	0.73%	0.48%	0.23%	0.23%
2035 Fund	0.48%	1.23%	0.23%	0.73%	0.48%	0.23%	0.23%
2040 Fund	0.52%	1.27%	0.27%	0.77%	0.52%	0.27%	0.27%
2045 Fund	0.50%	1.25%	0.25%	0.75%	0.50%	0.25%	0.25%
2050 Fund	0.50%	1.25%	0.25%	0.75%	0.50%	0.25%	0.25%
2055 Fund	0.51%	1.26%	0.26%	0.76%	0.51%	0.26%	0.26%
The currently effective Expense Caps may not be terminated by the Adviser before November 30, 2019. With respect to AB Multi-Manager Select 2060 Fund, the current effective Expense Caps may not be terminated by the Adviser before February 1, 2020. For the year ended July 31, 2019, such waivers and reimbursement amounted to:

Multi-Manager Select Fund	Amount	Multi-Manager Select Fund	Amount
Retirement Allocation Fund	$304,387	2035 Fund	$548,178
2010 Fund	315,123	2040 Fund	439,354
2015 Fund	372,140	2045 Fund	414,599
2020 Fund	502,090	2050 Fund	341,669
2025 Fund	633,596	2055 Fund	358,172
2030 Fund	545,518	2060 Fund*	198,286

*	Commenced operations on February 1, 2019

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NOTES TO FINANCIAL STATEMENTS (continued)

Any fees waived and expenses borne by the Adviser through January 5, 2016 are subject to repayment by the Funds until the end of the third fiscal year after the fiscal period in which the fees were waived or the expenses were borne. For the year ended July 31, 2016, such waivers that were subject to repayment amounted to:

Multi-Manager Select Fund	Amount	Multi-Manager Select Fund	Amount
Retirement Allocation Fund	$148,582	2035 Fund	$140,240
2010 Fund	149,220	2040 Fund	135,952
2015 Fund	149,516	2045 Fund	138,850
2020 Fund	143,920	2050 Fund	144,451
2025 Fund	145,154	2055 Fund	144,775
2030 Fund	138,748

With respect to AB Multi-Manager Select 2060 Fund, any fees waived and expenses borne by the Adviser through January 31, 2020 are subject to repayment by the Fund until the end of the third fiscal year after the fiscal period in which the fees were waived or the expenses were borne. For the period ended July 31, 2019, such waivers that were subject to repayment amounted to $198,286.

In any case, no repayment will be made that would cause the Funds’ total annual operating expenses to exceed the net fee percentages set forth per the Expense Caps in effect at the time of the fee waiver/bearing of expenses or at the time of the potential repayment.

The Funds compensate AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Funds. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the year ended July 31, 2019, such compensation retained by ABIS was as follows:

Multi-Manager Select Fund	Amount	Multi-Manager Select Fund	Amount
Retirement Allocation Fund	$17,986	2035 Fund	$60,400
2010 Fund	17,985	2040 Fund	37,124
2015 Fund	20,569	2045 Fund	32,456
2020 Fund	49,189	2050 Fund	17,805
2025 Fund	74,709	2055 Fund	19,674
2030 Fund	59,993	2060 Fund*	46

*	Commenced operations on February 1, 2019

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Funds’ shares. The Distributor has advised the Funds that it has retained front-end sales

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NOTES TO FINANCIAL STATEMENTS (continued)

charges from the sale of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares for each Fund for the year ended July 31, 2019 as follows:

	Front-End Sales Charges		Contingent Deferred Sales Charges
Multi-Manager Select Fund	Class A		Class A		Class C
Retirement Allocation Fund	$148		$16		$	– 0	–
2010 Fund	– 0	–	10			– 0	–
2015 Fund	89		43			– 0	–
2020 Fund	161		138			– 0	–
2025 Fund	260		200			65
2030 Fund	501		365			152
2035 Fund	265		140			145
2040 Fund	303		61			42
2045 Fund	233		409			367
2050 Fund	188		160			29
2055 Fund	724		190			22
2060 Fund*	5		– 0	–		– 0	–

*	Commenced operations on February 1, 2019

The Funds may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. Effective August 1, 2018, the Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2020. In connection with the investment by the Funds in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Funds in an amount equal to each Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Funds as an acquired fund fee and expense. For the year ended July 31, 2019, such waivers amounted to:

Multi-Manager Select Fund	Amount	Multi-Manager Select Fund	Amount
Retirement Allocation Fund	$55	2035 Fund	$646
2010 Fund	94	2040 Fund	397
2015 Fund	237	2045 Fund	398
2020 Fund	490	2050 Fund	199
2025 Fund	582	2055 Fund	264
2030 Fund	637	2060 Fund*	– 0	–

*	Commenced operations on February 1, 2019

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NOTES TO FINANCIAL STATEMENTS (continued)

A summary of the Funds’ transactions in AB mutual funds for the year ended July 31, 2019 is as follows:

MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND
Distributions
Fund	Market Value 7/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 7/31/19 (000)	Dividend Income (000)	Realized Gains (000)
Government Money Market Portfolio	$64	$3,576	$3,627	$	– 0	–	$	– 0	–	$13	$2	$	– 0	–
AB All Market Real Return Portfolio	662	129	427	(11)	(27)	326	7	– 0	–
AB Bond Inflation Strategy	791	384	427	(7)	28	769	22	– 0	–
AB Global Bond Fund, Inc.	1,715	1,177	1,416	1	66	1,543	48	– 0	–
AB Global Real Estate Investment Fund II	120	292	194	(4)	0	*	214	7	– 0	–
AB High Income Fund, Inc.	265	75	109	(6)	0	*	225	17	– 0	–
AB Relative Value Fund	265	150	179	(6)	(9)	221	6	14
AB Unconstrained Bond Fund, Inc.	527	163	221	(7)	(25)	437	13	– 0	–

Total	$(40)	$33	$3,748	$122	$14

*	Amount is less than $500.

MULTI-MANAGER SELECT 2010 FUND
											Distributions
Fund	Market Value 7/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)			Change in Unrealized Appr./ (Depr.) (000)			Market Value 7/31/19 (000)	Dividend Income (000)	Realized Gains (000)
Government Money Market Portfolio	$70	$4,481	$4,446	$	– 0	–	$	– 0	–	$105	$2	$	– 0	–
AB All Market Real Return Portfolio	925	99	426		28			(82)		544	9		– 0	–
AB Bond Inflation Strategy	1,660	269	302		(1)			36		1,662	44		– 0	–
AB Discovery Value Fund, Inc.	181	38	17		(4)			(24)		174	2		15
AB Global Bond Fund, Inc.	2,766	1,396	1,336		(16)			130		2,940	79		– 0	–

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MULTI-MANAGER SELECT 2010 FUND
							Distributions
Fund	Market Value 7/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 7/31/19 (000)	Dividend Income (000)	Realized Gains (000)
AB Global Real Estate Investment Fund II	$188	$343	$158	$(12)	$6	$367	$11	$	– 0	–
AB High Income Fund, Inc.	555	99	75	(1)	(11)	567	36		– 0	–
AB Relative Value Fund	370	188	166	4	(25)	371	9		20
AB Unconstrained Bond Fund, Inc.	370	73	48	0 *	(25)	370	10		– 0	–

Total				$(2)	$5	$7,100	$202		$35

*	Amount is less than $500.

MULTI-MANAGER SELECT 2015 FUND
Distributions
Fund	Market Value 7/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 7/31/19 (000)	Dividend Income (000)	Realized Gains (000)
Government Money Market Portfolio	$	– 0	–	$20,627	$20,533	$	– 0	–	$	– 0	–	$94	$5	$	– 0	–
AB All Market Real Return Portfolio	2,637	926	1,533	68	(242)	1,856	35	– 0	–
AB Bond Inflation Strategy	3,936	1,536	1,327	(27)	117	4,235	115	– 0	–
AB Discovery Growth Fund, Inc.	437	259	222	(1)	(14)	459	9	58
AB Discovery Value Fund, Inc.	440	220	100	(14)	(65)	481	6	42
AB Global Bond Fund, Inc.	5,701	4,635	4,353	(30)	285	6,238	181	– 0	–
AB Global Real Estate Investment Fund II	446	1,000	495	(26)	8	933	30	– 0	–
AB High Income Fund, Inc.	1,760	633	450	(6)	(41)	1,896	126	– 0	–
AB Relative Value Fund	877	656	543	34	(92)	932	24	55

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NOTES TO FINANCIAL STATEMENTS (continued)

MULTI-MANAGER SELECT 2015 FUND
										Distributions
Fund	Market Value 7/31/18 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)		Change in Unrealized Appr./ (Depr.) (000)		Market Value 7/31/19 (000)	Dividend Income (000)		Realized Gains (000)
AB Unconstrained Bond Fund, Inc.	$886		$353	$236	$0	*	$(64)		$939	$26		$	– 0	–
Government Money Market Portfolio**	– 0	–	82	74	– 0	–	– 0	–	8	0	*		– 0	–

Total					$(2)		$(108)		$18,071	$557			$155

*	Amount is less than $500.

**	Investments of cash collateral for securities lending transactions (see Note E).

MULTI-MANAGER SELECT 2020 FUND
Distributions
Fund	Market Value 7/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 7/31/19 (000)	Dividend Income (000)	Realized Gains (000)
Government Money Market Portfolio	$34	$32,113	$30,141	$	– 0	–	$	– 0	–	$2,006	$11	$	– 0	–
AB All Market Real Return Portfolio	6,100	884	2,551	156	(527)	4,062	76	– 0	–
AB Bond Inflation Strategy	7,065	1,568	1,629	(22)	191	7,173	196	– 0	–
AB Discovery Growth Fund, Inc.	964	399	292	(17)	(17)	1,037	20	130
AB Discovery Value Fund, Inc.	2,048	553	225	(63)	(270)	2,043	27	178
AB Global Bond Fund, Inc.	11,146	8,289	8,375	(39)	529	11,550	336	– 0	–
AB Global Real Estate Investment Fund II	1,002	2,005	982	(34)	1	1,992	63	– 0	–
AB High Income Fund, Inc.	5,131	1,209	1,073	(22)	(91)	5,154	345	– 0	–
AB Relative Value Fund	2,912	1,314	1,002	(5)	(208)	3,011	91	208
AB Unconstrained Bond Fund, Inc.	2,035	390	238	(3)	(139)	2,045	56	– 0	–

Total	$(49)	$(531)	$40,073	$1,221	$516

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NOTES TO FINANCIAL STATEMENTS (continued)

MULTI-MANAGER SELECT 2025 FUND
Distributions
Fund	Market Value 7/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 7/31/19 (000)	Dividend Income (000)	Realized Gains (000)
Government Money Market Portfolio	$839	$44,584	$45,220	$	– 0	–	$	– 0	–	$203	$13	$	– 0	–
AB All Market Real Return Portfolio	7,733	837	3,474	128	(601)	4,623	90	– 0	–
AB Bond Inflation Strategy	6,058	994	1,010	(24)	170	6,188	171	– 0	–
AB Discovery Growth Fund, Inc.	2,951	1,328	1,100	167	(293)	3,053	63	415
AB Discovery Value Fund, Inc.	3,017	1,108	491	(115)	(405)	3,114	43	279
AB Global Bond Fund, Inc.	15,172	12,001	11,944	(62)	750	15,917	467	– 0	–
AB Global Real Estate Investment Fund II	3,068	3,425	1,940	16	(10)	4,559	161	– 0	–
AB High Income Fund, Inc.	10,584	2,234	1,697	15	(256)	10,880	735	– 0	–
AB Relative Value Fund	6,291	2,308	1,995	8	(497)	6,115	203	465
AB Unconstrained Bond Fund, Inc.	2,986	465	1,760	(86)	(81)	1,524	70	– 0	–

Total	$47	$(1,223)	$56,176	$2,016	$1,159

MULTI-MANAGER SELECT 2030 FUND
											Distributions
Fund	Market Value 7/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)			Change in Unrealized Appr./ (Depr.) (000)			Market Value 7/31/19 (000)	Dividend Income (000)	Realized Gains (000)
Government Money Market Portfolio	$305	$41,669	$41,496	$	– 0	–	$	– 0	–	$478	$15	$	– 0	–
AB All Market Real Return Portfolio	5,083	766	2,840		(38)			(266)		2,705	48		– 0	–
AB Bond Inflation Strategy	1,210	190	59		(2)			33		1,372	36		– 0	–

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MULTI-MANAGER SELECT 2030 FUND
							Distributions
Fund	Market Value 7/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 7/31/19 (000)	Dividend Income (000)	Realized Gains (000)
AB Discovery Growth Fund, Inc.	$2,417	$1,152	$758	$150	$(249)	$2,712	$51	$335
AB Discovery Value Fund, Inc.	3,697	1,698	672	(16)	(617)	4,090	52	338
AB Global Bond Fund, Inc.	8,665	9,324	8,559	(51)	455	9,834	268	– 0	–
AB Global Real Estate Investment Fund II	2,462	3,044	1,432	1	(9)	4,066	132	– 0	–
AB High Income Fund, Inc.	10,053	3,002	1,868	(47)	(171)	10,969	697	– 0	–
AB Relative Value Fund	7,716	2,852	1,756	16	(620)	8,208	258	591
AB Unconstrained Bond Fund, Inc.	1,219	244	50	(1)	(89)	1,323	35	– 0	–

Total				$12	$(1,533)	$45,757	$1,592	$1,264

MULTI-MANAGER SELECT 2035 FUND
Distributions
Fund	Market Value 7/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 7/31/19 (000)	Dividend Income (000)	Realized Gains (000)
Government Money Market Portfolio	$897	$40,731	$41,615	$	– 0	–	$	– 0	–	$13	$15	$	– 0	–
AB All Market Real Return Portfolio	4,804	646	2,480	(37)	(248)	2,685	45	– 0	–
AB Discovery Growth Fund, Inc.	3,435	1,777	1,213	31	(104)	3,926	70	460
AB Discovery Value Fund, Inc.	3,560	1,548	569	(20)	(557)	3,962	50	319
AB Global Bond Fund, Inc.	7,124	8,374	7,548	31	312	8,293	222	– 0	–
AB Global Real Estate Investment Fund II	2,377	3,050	1,489	(25)	24	3,937	128	– 0	–
AB High Income Fund, Inc.	7,087	3,524	1,153	(40)	(92)	9,326	538	– 0	–
AB Relative Value Fund	7,396	2,779	1,800	(18)	(496)	7,861	243	556

Total	$(78)	$(1,161)	$40,003	$1,311	$1,335

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NOTES TO FINANCIAL STATEMENTS (continued)

MULTI-MANAGER SELECT 2040 FUND
Distributions
Fund	Market Value 7/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 7/31/19 (000)	Dividend Income (000)	Realized Gains (000)
Government Money Market Portfolio	$634	$26,475	$27,010	$	– 0	–	$	– 0	–	$99	$9	$	– 0	–
AB All Market Real Return Portfolio	2,216	269	1,524	(85)	(43)	833	14	– 0	–
AB Discovery Growth Fund, Inc.	2,144	965	375	67	(140)	2,661	44	290
AB Discovery Value Fund, Inc.	2,905	1,292	278	(4)	(477)	3,438	40	258
AB Global Bond Fund, Inc.	2,906	4,984	4,372	29	119	3,666	94	– 0	–
AB Global Real Estate Investment Fund II	1,479	1,896	787	5	(9)	2,584	78	– 0	–
AB High Income Fund, Inc.	1,437	518	186	(5)	(26)	1,738	105	– 0	–
AB Relative Value Fund	5,246	1,776	485	6	(451)	6,092	196	449

Total	$13	$(1,027)	$21,111	$580	$997

MULTI-MANAGER SELECT 2045 FUND
												Distributions
Fund	Market Value 7/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)			Change in Unrealized Appr./ (Depr.) (000)			Market Value 7/31/19 (000)		Dividend Income (000)		Realized Gains (000)
Government Money Market Portfolio	$292	$24,092	$24,344	$	– 0	–	$	– 0	–	$40		$9		$	– 0	–
AB All Market Real Return Portfolio	1,298	106	1,335		(90)			21		– 0	–	– 0	–		– 0	–
AB Discovery Growth Fund, Inc.	1,874	928	450		(7)			(55)		2,290		38			252
AB Discovery Value Fund, Inc.	2,585	1,029	167		(4)			(427)		3,016		35			228
AB Global Bond Fund, Inc.	2,595	4,763	4,270		43			84		3,215		80			– 0	–
AB Global Real Estate Investment Fund II	1,322	1,547	649		4			(7)		2,217		70			– 0	–
AB Relative Value Fund	4,666	1,333	313		(8)			(386)		5,292		172			393

Total					$(62)			$(770)		$16,070		$404			$873

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MULTI-MANAGER SELECT 2050 FUND
												Distributions
Fund	Market Value 7/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)			Change in Unrealized Appr./ (Depr.) (000)			Market Value 7/31/19 (000)		Dividend Income (000)		Realized Gains (000)
Government Money Market Portfolio	$232	$13,325	$13,453	$	– 0	–	$	– 0	–	$104		$5		$	– 0	–
AB All Market Real Return Portfolio	550	69	588		(39)			8		– 0	–	– 0	–		– 0	–
AB Discovery Growth Fund, Inc.	768	519	185		(10)			(12)		1,080		17			110
AB Discovery Value Fund, Inc.	1,057	671	107		1			(190)		1,432		16			101
AB Global Bond Fund, Inc.	1,015	2,493	2,021		20			36		1,543		33			– 0	–
AB Global Real Estate Investment Fund II	547	793	282		(2)			0	*	1,056		31			– 0	–
AB Relative Value Fund	1,914	900	155		(2)			(172)		2,485		77			177

Total					$(32)			$(330)		$7,700		$179			$388

*	Amount is less than $500.

MULTI-MANAGER SELECT 2055 FUND
Distributions
Fund	Market Value 7/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 7/31/19 (000)	Dividend Income (000)	Realized Gains (000)
Government Money Market Portfolio	$284	$14,845	$14,689	$	– 0	–	$	– 0	–	$440	$6	$	– 0	–
AB All Market Real Return Portfolio	648	77	689	(46)	10	– 0	–	– 0	–	– 0	–
AB Discovery Growth Fund, Inc.	944	582	205	(21)	(16)	1,284	20	131
AB Discovery Value Fund, Inc.	1,300	730	132	(8)	(225)	1,665	19	121
AB Global Bond Fund, Inc.	1,221	2,918	2,404	23	42	1,800	39	– 0	–
AB Global Real Estate Investment Fund II	654	890	321	(7)	2	1,218	37	– 0	–
AB Relative Value Fund	2,349	1,017	235	(15)	(198)	2,918	90	207

Total	$(74)	$(385)	$9,325	$211	$459

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NOTES TO FINANCIAL STATEMENTS (continued)

MULTI-MANAGER SELECT 2060 FUND
														Distributions
Fund	Market Value 2/1/19‡ (000)			Purchases at Cost (000)	Sales Proceeds (000)		Realized Gain (Loss) (000)			Change in Unrealized Appr./ (Depr.) (000)			Market Value 7/31/19 (000)	Dividend Income (000)		Realized Gains (000)
Government Money Market Portfolio	$	– 0	–	$362	$359		$	– 0	–	$	– 0	–	$3	$0	*	$	– 0	–
AB Discovery Growth Fund, Inc.		– 0	–	11	– 0	–		– 0	–		1		12	– 0	–		– 0	–
AB Discovery Value Fund, Inc.		– 0	–	16	0	*		0	*		0	*	16	– 0	–		– 0	–
AB Global Bond Fund, Inc.		– 0	–	27	11			0	*		1		17	0	*		– 0	–
AB Global Real Estate Investment Fund II		– 0	–	11	0	*		0	*		0	*	11	0	*		– 0	–
AB Relative Value Fund		– 0	–	26	– 0	–		– 0	–		1		27	– 0	–		– 0	–

Total								$0	*		$3		$86	$0	*	$	– 0	–

‡	Commencement of operations.

*	Amount is less than $500.

During the second quarter of 2018, AXA S.A. (“AXA”) completed the sale of a minority stake in AXA Equitable Holdings, Inc. (“AXA Equitable”), through an initial public offering. AXA Equitable is the holding company for a diverse group of financial services companies, including an approximately 63.7% economic interest in the Adviser and a 100% interest in AllianceBernstein Corporation, the general partner of the Adviser. Since the initial sale, AXA has completed additional offerings, most recently during the second quarter of 2019. As a result, AXA owned 38.9% of the outstanding shares of common stock of AXA Equitable as of July 8, 2019. AXA has announced its intention to sell its entire remaining interest in AXA Equitable over time, subject to market conditions and other factors (the “Plan”). AXA is under no obligation to do so and retains the sole discretion to determine the timing of any future sales of shares of AXA Equitable common stock.

It is anticipated that one or more of the transactions contemplated by the Plan may ultimately result in the indirect transfer of a “controlling block” of voting securities of the Adviser (a “Change of Control Event”) and therefore may be deemed an “assignment” causing a termination of each Fund’s current investment advisory agreement. In order to ensure that the existing investment advisory services could continue uninterrupted, at meetings held in late July through early August 2018, the Boards of Directors/Trustees (each a “Board” and collectively, the “Boards”) approved new investment advisory agreements with the Adviser, in connection with the

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Plan. The Boards also agreed to call and hold a joint meeting of shareholders on October 11, 2018, for shareholders of each Fund to (1) approve the new investment advisory agreement with the Adviser that would be effective after the first Change of Control Event and (2) approve any future advisory agreement approved by the Board and that has terms not materially different from the current agreement, in the event there are subsequent Change of Control Events arising from completion of the Plan that terminate the advisory agreement after the first Change of Control Event. Approval of a future advisory agreement means that shareholders may not have another opportunity to vote on a new agreement with the Adviser even upon a change of control, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of AXA Equitable.

At the adjourned shareholder meeting reconvened on November 14, 2018, or as further adjourned and reconvened on December 11, 2018, shareholders approved the new and future investment advisory agreements.

NOTE C

Distribution Services Agreement

The Funds have adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Funds pay distribution and servicing fees to the Distributor at an annual rate of up to .25% of each Fund’s average daily net assets attributable to Class A shares and 1% of each Fund’s average daily net assets attributable to Class C shares, .50% of each Fund’s average daily net assets attributable to Class R shares and .25% of each Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class, Class I and Class Z shares.

The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

Since the commencement of the Funds’ operations, the Distributor has incurred expenses in excess of the distribution costs eligible to be reimbursed by each Fund for Class C, Class R and Class K as follows:

Multi-Manager Select Fund	Class C	Class R	Class K
Retirement Allocation Fund	$531	$1,190	$1,725
2010 Fund	61	3,012	4,889
2015 Fund	4,001	2,539	10,304
2020 Fund	5,516	21,420	21,537
2025 Fund	5,494	29,504	32,041
2030 Fund	6,557	16,242	50,795

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Multi-Manager Select Fund	Class C		Class R		Class K
2035 Fund	$8,228		$14,377		$26,769
2040 Fund	3,863		10,939		15,557
2045 Fund	503		12,926		21,210
2050 Fund	– 0	–	3,926		5,684
2055 Fund	419		2,175		12,358
2060 Fund*	– 0	–	– 0	–	– 0	–

*	Commenced operations on February 1, 2019

While such costs may be recovered from the Funds in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Funds’ shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended July 31, 2019, were as follows:

Multi-Manager Select Fund	Purchases	Sales
Retirement Allocation Fund	$7,208,208	$9,550,826
2010 Fund	8,127,891	8,241,302
2015 Fund	30,855,761	28,208,756
2020 Fund	54,816,248	54,348,198
2025 Fund	83,669,543	81,747,315
2030 Fund	79,142,101	67,362,788
2035 Fund	80,016,281	67,708,864
2040 Fund	51,831,175	38,394,708
2045 Fund	43,020,285	32,581,275
2050 Fund	23,003,852	14,225,596
2055 Fund	26,094,180	16,864,679
2060 Fund*	426,931	57,815

*	Commenced operations on February 1, 2019.

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Multi-Manager Select Fund	Cost	Gross Unrealized		Net Unrealized Appreciation
		Appreciation	(Depreciation)
Retirement Allocation Fund	$10,847,440	$313,533	$(204,852)	$108,681
2010 Fund	18,197,604	665,571	(320,317)	345,254
2015 Fund	46,006,457	1,684,723	(941,472)	743,251
2020 Fund	101,726,305	3,995,521	(2,131,276)	1,864,245
2025 Fund	150,604,776	6,307,610	(3,602,024)	2,705,586

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Multi-Manager Select Fund	Cost	Gross Unrealized		Net Unrealized Appreciation
		Appreciation	(Depreciation)
2030 Fund	$133,469,731	$5,755,172	$(3,488,660)	$2,266,512
2035 Fund	127,331,724	6,313,861	(2,737,390)	3,576,471
2040 Fund	83,672,633	4,023,475	(1,520,648)	2,502,827
2045 Fund	72,301,238	4,191,273	(1,444,577)	2,746,696
2050 Fund	34,484,861	1,847,016	(712,499)	1,134,517
2055 Fund	40,674,338	2,157,056	(839,329)	1,317,727
2060 Fund*	373,944	15,548	(543)	15,005

*	Commenced operations on February 1, 2019

1. Currency Transactions

A Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis through its investments in an Underlying Portfolio. A Fund or an Underlying Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. A Fund or an Underlying Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Funds or the Underlying Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser or an Underlying Portfolio’s investment adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. A Fund or an Underlying Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Funds may enter into securities lending transactions. Under the Funds’ securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Funds cannot sell or repledge any non-cash collateral, and accordingly will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Funds will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Funds in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Funds receive non-cash collateral, the Funds will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Funds will have the right

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borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Funds amounts equal to any income or other distributions from the securities. The Funds will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. The lending agent has agreed to indemnify the Funds in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Funds, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and Government Money Market Portfolio are reflected in the statement of operations. When the Funds earn net securities lending income from Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Funds in Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Funds’ share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Funds as an acquired fund fee and expense. When the Funds lend securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities.

A summary of the Funds’ transactions surrounding securities lending for the year ended July 31, 2019 is as follows:

Multi-Manager Select Fund	Market Value of Securities on Loan*		Cash Collateral*		Market Value of Non-Cash Collateral*			Income from Borrowers			Government Money Market Portfolio
											Income Earned		Advisory Fee Waived
2015 Fund	$8,040		$8,225		$	– 0	–	$	– 0	–	$1		$	– 0	–
2045 Fund	– 0	–	– 0	–		– 0	–		13		– 0	–		– 0	–

*	As of July 31, 2019.

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NOTE F

Capital Stock

Each class consists of 1,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	AB Multi-Manager Select Retirement Allocation Fund
	Shares		Amount
	Year Ended July 31, 2019	Year Ended July 31, 2018	Year Ended July 31, 2019	Year Ended July 31, 2018

Class A
Shares sold	11,631	20,022	$129,234	$221,653

Shares issued in reinvestment of dividends and distributions	1,329	318	13,892	3,563

Shares redeemed	(27,283)	(3,666)	(299,890)	(40,707)

Net increase (decrease)	(14,323)	16,674	$(156,764)	$184,509

Class C
Shares sold	614	1,536	$6,500	$16,692

Shares issued in reinvestment of dividends and distributions	320	104	3,253	1,133

Shares redeemed	(3,587)	(6,800)	(38,226)	(74,490)

Net decrease	(2,653)	(5,160)	$(28,473)	$(56,665)

Advisor Class
Shares sold	57,716	4,104	$638,823	$46,098

Shares issued in reinvestment of dividends and distributions	2,182	15	22,673	162

Shares redeemed	(14,141)	(91)	(153,091)	(1,023)

Net increase	45,757	4,028	$508,405	$45,237

Class R
Shares sold	3,527	42,201	$35,698	$446,436

Shares issued in reinvestment of dividends and distributions	1,999	1,187	19,129	12,438

Shares redeemed	(6,082)	(6,460)	(62,682)	(67,864)

Net increase (decrease)	(556)	36,928	$(7,855)	$391,010

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	AB Multi-Manager Select Retirement Allocation Fund
	Shares			Amount
	Year Ended July 31, 2019	Year Ended July 31, 2018		Year Ended July 31, 2019	Year Ended July 31, 2018

Class K
Shares sold	303,849	538,261		$3,096,075	$5,670,429

Shares issued in reinvestment of dividends and distributions	56,103	28,109		539,149	295,707

Shares redeemed	(496,653)	(266,695)		(5,072,751)	(2,790,676)

Net increase (decrease)	(136,701)	299,675		$(1,437,527)	$3,175,460

Class I
Shares sold	0 (a)	1,946		$0 (b)	$20,540

Shares issued in reinvestment of dividends and distributions	0 (a)	6		4	68

Shares redeemed	(51)	(101,137)		(549)	(1,071,703)

Net decrease	(51)	(99,185)		$(545)	$(1,051,095)

Class Z
Shares sold	200	95,068		$2,042	$1,000,111

Shares issued in reinvestment of dividends and distributions	1,661	0	(a)	15,941	4

Shares redeemed	(96,725)	– 0	–	(993,748)	– 0	–

Net increase (decrease)	(94,864)	95,068		$(975,765)	$1,000,115

(a)	Amount is less than one share.

(b)	Amount is less than $.50.

	AB Multi-Manager Select 2010 Fund
	Shares		Amount
	Year Ended July 31, 2019	Year Ended July 31, 2018	Year Ended July 31, 2019	Year Ended July 31, 2018

Class A
Shares sold	37,237	4,989	$397,229	$56,857

Shares issued in reinvestment of dividends and distributions	1,211	819	12,271	9,148

Shares redeemed	(13,887)	(2,818)	(150,520)	(31,720)

Net increase	24,561	2,990	$258,980	$34,285

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 159

NOTES TO FINANCIAL STATEMENTS (continued)

AB Multi-Manager Select 2010 Fund
Shares	Amount
Year Ended July 31, 2019	Year Ended July 31, 2018	Year Ended July 31, 2019	Year Ended July 31, 2018

Class C
Shares sold	– 0	–	592	$	– 0	–	$6,571

Shares issued in reinvestment of dividends and distributions	175	330	1,771	3,654

Shares redeemed	(5,729)	(3,051)	(62,928)	(33,386)

Net decrease	(5,554)	(2,129)	$(61,157)	$(23,161)

Advisor Class
Shares sold	62,768	– 0	–	$693,715	$	– 0	–

Shares issued in reinvestment of dividends and distributions	7,127	2,538	71,553	28,145

Shares redeemed	(17,961)	(2,915)	(188,764)	(33,323)

Net increase (decrease)	51,934	(377)	$576,504	$(5,178)

Class R
Shares sold	3,154	4,510	$32,337	$48,138

Shares issued in reinvestment of dividends and distributions	1,960	1,541	18,723	16,363

Shares redeemed	(2,875)	(7,371)	(30,231)	(78,462)

Net increase (decrease)	2,239	(1,320)	$20,829	$(13,961)

Class K
Shares sold	193,404	737,164	$1,969,480	$7,864,159

Shares issued in reinvestment of dividends and distributions	86,620	63,664	823,755	674,206

Shares redeemed	(304,493)	(310,265)	(3,136,488)	(3,318,000)

Net increase (decrease)	(24,469)	490,563	$(343,253)	$5,220,365

Class I
Shares sold	1,661	1,583	$16,963	$16,749

Shares issued in reinvestment of dividends and distributions	326	201	3,093	2,129

Shares redeemed	(4,052)	(765)	(41,610)	(8,197)

Net increase (decrease)	(2,065)	1,019	$(21,554)	$10,681

160 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2010 Fund
	Shares			Amount
	Year Ended July 31, 2019	Year Ended July 31, 2018		Year Ended July 31, 2019	Year Ended July 31, 2018

Class Z
Shares sold	57	– 0	–	$597	$	– 0	–

Shares issued in reinvestment of dividends and distributions	1	1		7		6

Shares redeemed	(1)	– 0	–	(10)		– 0	–

Net increase	57	1		$594		$6

	AB Multi-Manager Select 2015 Fund
	Shares			Amount
	Year Ended July 31, 2019	Year Ended July 31, 2018		Year Ended July 31, 2019	Year Ended July 31, 2018

Class A
Shares sold	16,605	20,862		$175,614	$229,197

Shares issued in reinvestment of dividends and distributions	7,315	6,864		70,366	74,606

Shares converted from Class C	2,380	– 0	–	25,738	– 0	–

Shares redeemed	(72,502)	(73,553)		(755,923)	(803,121)

Net decrease	(46,202)	(45,827)		$(484,205)	$(499,318)

Class C
Shares sold	272	118		$2,810	$1,294

Shares issued in reinvestment of dividends and distributions	2,247	1,925		21,524	20,850

Shares converted to Class A	(2,400)	– 0	–	(25,738)	– 0	–

Shares redeemed	(2,521)	(16,202)		(25,805)	(176,594)

Net decrease	(2,402)	(14,159)		$(27,209)	$(154,450)

Advisor Class
Shares sold	515,881	185		$5,636,376	$2,079

Shares issued in reinvestment of dividends and distributions	28,439	372		276,714	4,095

Shares redeemed	(128,733)	(1,154)		(1,403,773)	(12,696)

Net increase (decrease)	415,587	(597)		$4,509,317	$(6,522)

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 161

NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2015 Fund
	Shares		Amount
	Year Ended July 31, 2019	Year Ended July 31, 2018	Year Ended July 31, 2019	Year Ended July 31, 2018

Class R
Shares sold	4,302	3,424	$43,720	$36,788

Shares issued in reinvestment of dividends and distributions	1,798	2,208	16,918	23,495

Shares redeemed	(1,965)	(16,082)	(20,528)	(169,564)

Net increase (decrease)	4,135	(10,450)	$40,110	$(109,281)

Class K
Shares sold	375,252	1,223,580	$3,832,620	$13,197,414

Shares issued in reinvestment of dividends and distributions	238,640	212,797	2,243,216	2,266,289

Shares redeemed	(1,028,677)	(1,123,782)	(10,460,497)	(12,249,211)

Net increase (decrease)	(414,785)	312,595	$(4,384,661)	$3,214,492

Class I
Shares sold	866,874	1,133	$9,249,307	$12,212

Shares issued in reinvestment of dividends and distributions	31,370	772	294,574	8,234

Shares redeemed	(465,121)	(36,846)	(4,975,798)	(400,890)

Net increase (decrease)	433,123	(34,941)	$4,568,083	$(380,444)

Class Z
Shares sold	12,094	108	$115,803	$1,143

Shares issued in reinvestment of dividends and distributions	19	1	176	8

Shares redeemed	(47)	0 (a)	(477)	(2)

Net increase	12,066	109	$115,502	$1,149

(a)	Amount is less than one share.

162 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2020 Fund
	Shares			Amount
	Year Ended July 31, 2019		Year Ended July 31, 2018	Year Ended July 31, 2019		Year Ended July 31, 2018

Class A
Shares sold	95,797		76,594	$997,790		$858,597

Shares issued in reinvestment of dividends and distributions	30,012		19,918	290,217		222,285

Shares converted from Class C	– 0	–	1,296	– 0	–	14,282

Shares redeemed	(190,144)		(114,415)	(1,988,882)		(1,296,246)

Net decrease	(64,335)		(16,607)	$(700,875)		$(201,082)

Class C
Shares sold	3,039		10,116	$31,920		$114,282

Shares issued in reinvestment of dividends and distributions	8,473		5,315	81,253		58,885

Shares converted to Class A	– 0	–	(1,309)	– 0	–	(14,282)

Shares redeemed	(6,571)		(43,088)	(69,992)		(484,397)

Net increase (decrease)	4,941		(28,966)	$43,181		$(325,512)

Advisor Class
Shares sold	418,835		3,253	$4,598,535		$36,587

Shares issued in reinvestment of dividends and distributions	31,622		1,057	305,784		11,815

Shares redeemed	(70,602)		(3,923)	(735,954)		(44,694)

Net increase	379,855		387	$4,168,365		$3,708

Class R
Shares sold	261,070		73,022	$2,732,602		$808,303

Shares issued in reinvestment of dividends and distributions	39,852		12,382	375,807		135,215

Shares redeemed	(16,259)		(10,803)	(171,260)		(117,978)

Net increase	284,663		74,601	$2,937,149		$825,540

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 163

NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2020 Fund
	Shares		Amount
	Year Ended July 31, 2019	Year Ended July 31, 2018	Year Ended July 31, 2019	Year Ended July 31, 2018

Class K
Shares sold	1,353,682	2,363,787	$13,972,957	$26,139,717

Shares issued in reinvestment of dividends and distributions	675,352	396,214	6,395,584	4,334,580

Shares redeemed	(2,205,144)	(1,940,368)	(22,730,169)	(21,334,864)

Net increase (decrease)	(176,110)	819,633	$(2,361,628)	$9,139,433

Class I
Shares sold	58,635	2,254	$657,635	$24,818

Shares issued in reinvestment of dividends and distributions	1,333	75	12,947	839

Shares redeemed	(49,265)	(197,083)	(552,666)	(2,171,873)

Net increase (decrease)	10,703	(194,754)	$117,916	$(2,146,216)

Class Z
Shares sold	62,824	13,223	$677,628	$145,225

Shares issued in reinvestment of dividends and distributions	5,297	1	50,000	7

Shares redeemed	(7,674)	(26)	(80,255)	(287)

Net increase	60,447	13,198	$647,373	$144,945

	AB Multi-Manager Select 2025 Fund
	Shares		Amount
	Year Ended July 31, 2019	Year Ended July 31, 2018	Year Ended July 31, 2019	Year Ended July 31, 2018

Class A
Shares sold	169,339	242,076	$1,834,651	$2,796,814

Shares issued in reinvestment of dividends and distributions	38,436	18,647	375,907	214,064

Shares converted from Class C	2,525	219	27,490	2,494

Shares redeemed	(258,817)	(209,213)	(2,766,677)	(2,405,508)

Net increase (decrease)	(48,517)	51,729	$(528,629)	$607,864

164 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2025 Fund
	Shares		Amount
	Year Ended July 31, 2019	Year Ended July 31, 2018	Year Ended July 31, 2019	Year Ended July 31, 2018

Class C
Shares sold	22,812	18,082	$243,013	$209,960

Shares issued in reinvestment of dividends and distributions	4,278	2,104	41,666	24,023

Shares converted to Class A	(2,543)	(221)	(27,490)	(2,494)

Shares redeemed	(26,828)	(14,011)	(283,248)	(160,948)

Net increase (decrease)	(2,281)	5,954	$(26,059)	$70,541

Advisor Class
Shares sold	673,993	15,547	$7,610,318	$181,119

Shares issued in reinvestment of dividends and distributions	59,442	2,801	581,338	32,181

Shares redeemed	(189,808)	(3,650)	(2,047,085)	(42,568)

Net increase	543,627	14,698	$6,144,571	$170,732

Class R
Shares sold	668,328	79,762	$7,198,108	$898,398

Shares issued in reinvestment of dividends and distributions	81,158	13,505	770,190	151,386

Shares redeemed	(248,920)	(118,256)	(2,490,056)	(1,335,397)

Net increase (decrease)	500,566	(24,989)	$5,478,242	$(285,613)

Class K
Shares sold	1,950,814	3,492,010	$20,852,844	$39,334,653

Shares issued in reinvestment of dividends and distributions	1,153,418	525,905	11,038,211	5,911,168

Shares redeemed	(3,328,816)	(2,380,104)	(35,145,508)	(26,996,433)

Net increase (decrease)	(224,584)	1,637,811	$(3,254,453)	$18,249,388

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NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2025 Fund
	Shares		Amount
	Year Ended July 31, 2019	Year Ended July 31, 2018	Year Ended July 31, 2019	Year Ended July 31, 2018

Class I
Shares sold	122,105	65,258	$1,373,436	$740,292

Shares issued in reinvestment of dividends and distributions	11,652	2,943	111,627	33,171

Shares redeemed	(70,506)	(284,648)	(797,500)	(3,182,315)

Net increase (decrease)	63,251	(216,447)	$687,563	$(2,408,852)

Class Z
Shares sold	81,704	6,727	$892,246	$76,170

Shares issued in reinvestment of dividends and distributions	7,650	114	72,984	1,280

Shares redeemed	(69,696)	(497)	(718,500)	(5,567)

Net increase	19,658	6,344	$246,730	$71,883

	AB Multi-Manager Select 2030 Fund
	Shares		Amount
	Year Ended July 31, 2019	Year Ended July 31, 2018	Year Ended July 31, 2019	Year Ended July 31, 2018

Class A
Shares sold	221,479	229,711	$2,339,101	$2,709,595

Shares issued in reinvestment of dividends and distributions	44,646	28,449	443,329	332,574

Shares redeemed	(194,618)	(167,860)	(2,162,481)	(1,984,518)

Net increase	71,507	90,300	$619,949	$1,057,651

Class C
Shares sold	56,812	49,625	$623,344	$572,226

Shares issued in reinvestment of dividends and distributions	11,626	2,941	114,287	34,208

Shares redeemed	(5,525)	(32,511)	(61,925)	(385,893)

Net increase	62,913	20,055	$675,706	$220,541

166 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2030 Fund
	Shares		Amount
	Year Ended July 31, 2019	Year Ended July 31, 2018	Year Ended July 31, 2019	Year Ended July 31, 2018

Advisor Class
Shares sold	631,441	4,519	$7,320,727	$54,330

Shares issued in reinvestment of dividends and distributions	55,049	4,309	546,637	50,462

Shares redeemed	(48,632)	(155)	(556,686)	(1,837)

Net increase	637,858	8,673	$7,310,678	$102,955

Class R
Shares sold	182,119	81,745	$1,991,213	$942,367

Shares issued in reinvestment of dividends and distributions	26,986	9,427	260,957	107,751

Shares redeemed	(94,379)	(49,019)	(994,568)	(564,059)

Net increase	114,726	42,153	$1,257,602	$486,059

Class K
Shares sold	2,396,014	2,849,160	$26,001,547	$32,916,996

Shares issued in reinvestment of dividends and distributions	867,031	460,477	8,418,873	5,272,451

Shares redeemed	(2,575,088)	(1,466,528)	(27,412,745)	(16,935,087)

Net increase	687,957	1,843,109	$7,007,675	$21,254,360

Class I
Shares sold	96,945	30,585	$1,103,904	$349,952

Shares issued in reinvestment of dividends and distributions	16,133	7,583	156,975	87,052

Shares redeemed	(150,725)	(261,363)	(1,665,945)	(2,981,019)

Net decrease	(37,647)	(223,195)	$(405,066)	$(2,544,015)

Class Z
Shares sold	26,469	7,292	$278,566	$84,506

Shares issued in reinvestment of dividends and distributions	1,281	47	12,421	535

Shares redeemed	(210)	(137)	(2,217)	(1,554)

Net increase	27,540	7,202	$288,770	$83,487

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 167

NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2035 Fund
	Shares		Amount
	Year Ended July 31, 2019	Year Ended July 31, 2018	Year Ended July 31, 2019	Year Ended July 31, 2018

Class A
Shares sold	143,939	93,119	$1,663,627	$1,122,140

Shares issued in reinvestment of dividends and distributions	41,585	20,230	418,344	242,360

Shares converted from Class C	1,770	94	20,903	1,123

Shares redeemed	(151,366)	(62,924)	(1,726,604)	(761,482)

Net increase	35,928	50,519	$376,270	$604,141

Class C
Shares sold	74,964	13,828	$835,924	$165,873

Shares issued in reinvestment of dividends and distributions	7,427	1,719	73,972	20,469

Shares converted to Class A	(1,789)	(95)	(20,903)	(1,123)

Shares redeemed	(7,761)	(11,832)	(87,335)	(143,113)

Net increase	72,841	3,620	$801,658	$42,106

Advisor Class
Shares sold	539,619	6,180	$6,382,572	$74,894

Shares issued in reinvestment of dividends and distributions	39,686	2,685	400,033	32,251

Shares redeemed	(122,842)	(16,982)	(1,420,514)	(206,687)

Net increase (decrease)	456,463	(8,117)	$5,362,091	$(99,542)

Class R
Shares sold	223,515	36,528	$2,490,017	$431,909

Shares issued in reinvestment of dividends and distributions	25,700	8,138	250,573	95,052

Shares redeemed	(50,491)	(89,358)	(538,525)	(1,057,006)

Net increase (decrease)	198,724	(44,692)	$2,202,065	$(530,045)

168 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2035 Fund
	Shares		Amount
	Year Ended July 31, 2019	Year Ended July 31, 2018	Year Ended July 31, 2019	Year Ended July 31, 2018

Class K
Shares sold	2,641,832	2,880,887	$29,081,383	$33,926,583

Shares issued in reinvestment of dividends and distributions	887,737	424,374	8,708,694	4,969,416

Shares redeemed	(2,998,211)	(834,194)	(33,049,580)	(9,871,056)

Net increase	531,358	2,471,067	$4,740,497	$29,024,943

Class I
Shares sold	109,106	31,098	$1,279,837	$364,563

Shares issued in reinvestment of dividends and distributions	10,606	722	105,321	8,552

Shares redeemed	(23,191)	(378,723)	(263,911)	(4,396,224)

Net increase (decrease)	96,521	(346,903)	$1,121,247	$(4,023,109)

Class Z
Shares sold	175,914	1,407	$1,940,963	$16,599

Shares issued in reinvestment of dividends and distributions	299	51	2,931	596

Shares redeemed	(31,834)	(535)	(355,306)	(6,365)

Net increase	144,379	923	$1,588,588	$10,830

	AB Multi-Manager Select 2040 Fund
	Shares		Amount
	Year Ended July 31, 2019	Year Ended July 31, 2018	Year Ended July 31, 2019	Year Ended July 31, 2018

Class A
Shares sold	92,587	98,076	$1,034,617	$1,193,695

Shares issued in reinvestment of dividends and distributions	38,011	17,147	374,784	207,132

Shares redeemed	(102,449)	(128,561)	(1,157,796)	(1,580,160)

Net increase (decrease)	28,149	(13,338)	$251,605	$(179,333)

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 169

NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2040 Fund
	Shares		Amount
	Year Ended July 31, 2019	Year Ended July 31, 2018	Year Ended July 31, 2019	Year Ended July 31, 2018

Class C
Shares sold	30,234	31,813	$329,261	$383,043

Shares issued in reinvestment of dividends and distributions	7,554	1,565	73,654	18,794

Shares redeemed	(555)	(19,747)	(6,159)	(238,454)

Net increase	37,233	13,631	$396,756	$163,383

Advisor Class
Shares sold	344,722	3,808	$4,104,621	$47,082

Shares issued in reinvestment of dividends and distributions	35,134	1,756	347,126	21,284

Shares redeemed	(45,939)	(695)	(517,169)	(8,409)

Net increase	333,917	4,869	$3,934,578	$59,957

Class R
Shares sold	121,927	71,603	$1,362,721	$850,724

Shares issued in reinvestment of dividends and distributions	24,649	5,226	235,647	61,566

Shares redeemed	(4,311)	(98,714)	(48,599)	(1,189,277)

Net increase (decrease)	142,265	(21,885)	$1,549,769	$(276,987)

Class K
Shares sold	1,720,805	1,719,561	$18,722,761	$20,394,889

Shares issued in reinvestment of dividends and distributions	630,859	266,127	6,062,552	3,142,963

Shares redeemed	(1,593,078)	(1,143,123)	(17,370,427)	(13,648,971)

Net increase	758,586	842,565	$7,414,886	$9,888,881

Class I
Shares sold	47,521	21,535	$552,020	$251,906

Shares issued in reinvestment of dividends and distributions	8,184	1,173	78,971	13,927

Shares redeemed	(24,369)	(307,324)	(269,502)	(3,573,346)

Net increase (decrease)	31,336	(284,616)	$361,489	$(3,307,513)

170 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2040 Fund
	Shares		Amount
	Year Ended July 31, 2019	Year Ended July 31, 2018	Year Ended July 31, 2019	Year Ended July 31, 2018

Class Z
Shares sold	221,344	1,720	$2,432,442	$20,624

Shares issued in reinvestment of dividends and distributions	10,489	2,849	100,591	33,613

Shares redeemed	(19,261)	(4)	(211,028)	(47)

Net increase	212,572	4,565	$2,322,005	$54,190

	AB Multi-Manager Select 2045 Fund
	Shares		Amount
	Year Ended July 31, 2019	Year Ended July 31, 2018	Year Ended July 31, 2019	Year Ended July 31, 2018

Class A
Shares sold	77,055	66,282	$904,485	$821,974

Shares issued in reinvestment of dividends and distributions	27,547	11,457	276,296	140,573

Shares redeemed	(164,166)	(71,674)	(1,892,737)	(885,113)

Net increase (decrease)	(59,564)	6,065	$(711,956)	$77,434

Class C
Shares sold	4,083	5,238	$47,213	$64,655

Shares issued in reinvestment of dividends and distributions	2,307	945	23,142	11,590

Shares redeemed	(8,507)	(7,892)	(93,543)	(98,204)

Net decrease	(2,117)	(1,709)	$(23,188)	$(21,959)

Advisor Class
Shares sold	426,498	1,282	$5,115,227	$16,080

Shares issued in reinvestment of dividends and distributions	35,160	93	354,414	1,157

Shares redeemed	(69,272)	(24)	(795,731)	(296)

Net increase	392,386	1,351	$4,673,910	$16,941

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 171

NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2045 Fund
	Shares		Amount
	Year Ended July 31, 2019	Year Ended July 31, 2018	Year Ended July 31, 2019	Year Ended July 31, 2018

Class R
Shares sold	50,360	28,776	$568,812	$346,669

Shares issued in reinvestment of dividends and distributions	6,424	9,163	62,436	109,129

Shares redeemed	(23,113)	(196,607)	(250,099)	(2,382,257)

Net increase (decrease)	33,671	(158,668)	$381,149	$(1,926,459)

Class K
Shares sold	1,607,540	1,551,245	$17,697,419	$18,653,506

Shares issued in reinvestment of dividends and distributions	550,948	213,286	5,366,229	2,550,896

Shares redeemed	(1,470,221)	(628,123)	(16,215,378)	(7,634,282)

Net increase	688,267	1,136,408	$6,848,270	$13,570,120

Class I
Shares sold	22,068	22,417	$264,061	$268,014

Shares issued in reinvestment of dividends and distributions	4,925	832	48,368	10,030

Shares redeemed	(8,069)	(325,784)	(89,435)	(3,823,107)

Net increase (decrease)	18,924	(302,535)	$222,994	$(3,545,063)

Class Z
Shares sold	126,558	2,612	$1,387,484	$31,469

Shares issued in reinvestment of dividends and distributions	4,858	1,689	47,177	20,178

Shares redeemed	(7,428)	(11)	(82,582)	(130)

Net increase	123,988	4,290	$1,352,079	$51,517

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	AB Multi-Manager Select 2050 Fund
	Shares		Amount
	Year Ended July 31, 2019	Year Ended July 31, 2018	Year Ended July 31, 2019	Year Ended July 31, 2018

Class A
Shares sold	44,985	28,262	$551,371	$355,048

Shares issued in reinvestment of dividends and distributions	8,841	3,374	92,213	42,183

Shares redeemed	(28,264)	(27,517)	(337,055)	(345,274)

Net increase	25,562	4,119	$306,529	$51,957

Class C
Shares sold	1,397	1,948	$16,482	$24,224

Shares issued in reinvestment of dividends and distributions	382	212	3,947	2,618

Shares redeemed	(312)	(3,166)	(3,620)	(39,852)

Net increase (decrease)	1,467	(1,006)	$16,809	$(13,010)

Advisor Class
Shares sold	280,321	9,945	$3,501,203	$124,168

Shares issued in reinvestment of dividends and distributions	19,481	429	203,380	5,387

Shares redeemed	(55,671)	(23)	(662,610)	(296)

Net increase	244,131	10,351	$3,041,973	$129,259

Class R
Shares sold	50,348	23,072	$566,125	$277,992

Shares issued in reinvestment of dividends and distributions	7,435	2,641	72,866	31,344

Shares redeemed	(5,843)	(28,891)	(61,884)	(348,609)

Net increase (decrease)	51,940	(3,178)	$577,107	$(39,273)

Class K
Shares sold	864,194	742,443	$9,661,313	$8,947,024

Shares issued in reinvestment of dividends and distributions	192,169	100,433	1,892,865	1,194,145

Shares redeemed	(700,309)	(292,358)	(7,815,030)	(3,548,390)

Net increase	356,054	550,518	$3,739,148	$6,592,779

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	AB Multi-Manager Select 2050 Fund
	Shares		Amount
	Year Ended July 31, 2019	Year Ended July 31, 2018	Year Ended July 31, 2019	Year Ended July 31, 2018

Class I
Shares sold	33,028	8,596	$396,372	$101,823

Shares issued in reinvestment of dividends and distributions	2,679	11	26,982	130

Shares redeemed	(3,682)	(209,218)	(42,965)	(2,464,839)

Net increase (decrease)	32,025	(200,611)	$380,389	$(2,362,886)

Class Z
Shares sold	95,745	3,195	$1,070,888	$38,896

Shares issued in reinvestment of dividends and distributions	864	1	8,497	9

Shares redeemed	(16,096)	(18)	(181,220)	(215)

Net increase	80,513	3,178	$898,165	$38,690

	AB Multi-Manager Select 2055 Fund
	Shares		Amount
	Year Ended July 31, 2019	Year Ended July 31, 2018	Year Ended July 31, 2019	Year Ended July 31, 2018

Class A
Shares sold	57,976	40,070	$693,880	$500,062

Shares issued in reinvestment of dividends and distributions	10,874	3,507	111,783	43,478

Shares redeemed	(48,402)	(21,905)	(569,512)	(272,685)

Net increase	20,448	21,672	$236,151	$270,855

Class C
Shares sold	2,818	2,816	$32,487	$34,573

Shares issued in reinvestment of dividends and distributions	756	288	7,708	3,546

Shares redeemed	(2,999)	(11,118)	(33,774)	(138,967)

Net increase (decrease)	575	(8,014)	$6,421	$(100,848)

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	AB Multi-Manager Select 2055 Fund
	Shares		Amount
	Year Ended July 31, 2019	Year Ended July 31, 2018	Year Ended July 31, 2019	Year Ended July 31, 2018

Advisor Class
Shares sold	173,297	924	$2,117,602	$11,582

Shares issued in reinvestment of dividends and distributions	13,339	1,864	138,725	23,396

Shares redeemed	(41,610)	(377)	(499,317)	(4,833)

Net increase	145,026	2,411	$1,757,010	$30,145

Class R
Shares sold	37,478	27,843	$419,909	$336,277

Shares issued in reinvestment of dividends and distributions	4,134	1,542	40,518	18,352

Shares redeemed	(7,705)	(33,118)	(86,840)	(401,555)

Net increase (decrease)	33,907	(3,733)	$373,587	$(46,926)

Class K
Shares sold	1,120,964	777,395	$12,583,134	$9,300,633

Shares issued in reinvestment of dividends and distributions	250,622	97,987	2,466,121	1,168,980

Shares redeemed	(794,610)	(232,831)	(8,727,973)	(2,814,494)

Net increase	576,976	642,551	$6,321,282	$7,655,119

Class I
Shares sold	22,736	13,074	$265,255	$155,133

Shares issued in reinvestment of dividends and distributions	1,792	197	17,852	2,376

Shares redeemed	(6,678)	(160,863)	(77,752)	(1,882,864)

Net increase (decrease)	17,850	(147,592)	$205,355	$(1,725,355)

Class Z
Shares sold	43,904	2,660	$494,479	$32,148

Shares issued in reinvestment of dividends and distributions	1,595	13	15,677	159

Shares redeemed	(871)	(116)	(9,732)	(1,360)

Net increase	44,628	2,557	$500,424	$30,947

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	AB Multi-Manager Select 2060 Fund
	Shares	Amount
	February 1, 2019(a) to July 31, 2019	February 1, 2019(a) July 31, 2019

Class A
Shares sold	2,838	$29,386

Net increase	2,838	$29,386

Class C
Shares sold	1,454	$14,776

Shares redeemed	(4)	(42)

Net increase	1,450	$14,734

Advisor Class
Shares sold	19,002	$190,021

Net increase	19,002	$190,021

Class R
Shares sold	1,002	$10,021

Net increase	1,002	$10,021

Class K
Shares sold	2,057	$21,124

Net increase	2,057	$21,124

Class I
Shares sold	1,002	$10,020

Net increase	1,002	$10,020

Class Z
Shares sold	5,969	$64,044

Net increase	5,969	$64,044

(a)	Commencement of operations.

At July 31, 2019, certain shareholders of the Retirement Allocation Fund, 2010 Fund, 2015 Fund, 2020 Fund, 2025 Fund, 2030 Fund, 2035 Fund, 2040 Fund, 2045 Fund, 2050 Fund and 2055 Fund owned 50%, 32%, 38%, 36%, 48%, 35%, 29%, 36%, 34%, 33% and 28%, respectively, in aggregate of each Fund’s outstanding shares. At July 31, 2019, the Adviser owned approximately 75% of the 2060 Fund’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Funds’ performance.

NOTE G

Risks Involved in Investing in the Funds

Allocation Risk—The allocation of investments among the Underlying Portfolios’ different investment styles, such as equity or debt securities, or

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U.S. or non-U.S. securities, may have a more significant effect on a Fund’s net asset value (“NAV”) when one of these investments is performing more poorly than the other. There is no assurance that allocation decisions will result in the desired effects. Subjective decisions made by the Adviser and/or Morningstar may cause the Funds to incur losses or to miss profit opportunities on which it might otherwise have capitalized. The limited universe of Underlying Portfolios and the requirement that a specified percentage of Fund assets be invested in AB Mutual Funds as noted above may adversely affect Fund performance.

Interest Rate Risk—Changes in interest rates will affect the value of the Funds’ investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in Underlying Portfolios in fixed-income securities with lower ratings are subject to a higher probability that an issuer will default or fail to meet its payment obligations.

High Yield Debt Security Risk—Investments in fixed-income securities with ratings below investment grade, commonly known as “junk bonds”, tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

Inflation Risk—This is the risk that the value of assets or income from the Funds’ investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio’s assets can decline as can the value of that Underlying Portfolio’s distributions.

Foreign (Non-U.S.) Risk—Investments in non-U.S. issuers by Underlying Portfolios may involve more risk than investments in U.S. issuers.

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These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Funds’ investments or reduce its returns.

Capitalization Risk—Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies often have limited product lines, markets, or financial resources.

Derivatives Risk—The Underlying Portfolios may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Underlying Portfolios, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Leverage Risk—When an Underlying Portfolio borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Underlying Portfolio’s investments. An Underlying Portfolio may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Underlying Portfolios, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to an Underlying Portfolio than if the Underlying Portfolio were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Investment in Other Investment Companies Risk—As with other investments, investments in other investment companies, including ETFs, are subject to market and selection risk. In addition, shareholders of a Fund bear both their proportionate share of expenses in the Funds (including management fees) and, indirectly, the expenses of the investment companies.

Indemnification Risk—In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote. Therefore, the Funds have not accrued any liability in connection with these indemnification provisions.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE H

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended July 31, 2019 and July 31, 2018 were as follows:

AB Multi-Manager Select Retirement Allocation Fund	2019	2018
Distributions paid from:
Ordinary income	$271,224	$212,992
Long-term capital gains	345,332	101,190

Total distributions paid	$616,556	$314,182

AB Multi-Manager Select 2010 Fund	2019	2018
Distributions paid from:
Ordinary income	$440,802	$428,455
Long-term capital gains	498,393	311,521

Total distributions paid	$939,195	$739,976

AB Multi-Manager Select 2015 Fund	2019	2018
Distributions paid from:
Ordinary income	$1,254,660	$1,138,025
Long-term capital gains	1,683,897	1,323,533

Total distributions paid	$2,938,557	$2,461,558

AB Multi-Manager Select 2020 Fund	2019	2018
Distributions paid from:
Ordinary income	$2,464,443	$2,389,324
Long-term capital gains	5,079,486	2,395,125

Total distributions paid	$7,543,929	$4,784,449

AB Multi-Manager Select 2025 Fund	2019	2018
Distributions paid from:
Ordinary income	$4,293,699	$3,611,483
Long-term capital gains	8,725,194	2,769,830

Total distributions paid	$13,018,893	$6,381,313

AB Multi-Manager Select 2030 Fund	2019	2018
Distributions paid from:
Ordinary income	$3,247,912	$3,134,156
Long-term capital gains	6,718,360	2,755,521

Total distributions paid	$9,966,272	$5,889,677

AB Multi-Manager Select 2035 Fund	2019	2018
Distributions paid from:
Ordinary income	$2,826,085	$2,971,917
Long-term capital gains	7,138,013	2,400,714

Total distributions paid	$9,964,098	$5,372,631

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AB Multi-Manager Select 2040 Fund	2019		2018
Distributions paid from:
Ordinary income	$1,787,413		$1,624,988
Long-term capital gains	5,511,501		1,879,850

Total distributions paid	$7,298,914		$3,504,838

AB Multi-Manager Select 2045 Fund	2019		2018
Distributions paid from:
Ordinary income	$1,628,686		$1,277,598
Long-term capital gains	4,559,632		1,571,007

Total distributions paid	$6,188,318		$2,848,605

AB Multi-Manager Select 2050 Fund	2019		2018
Distributions paid from:
Ordinary income	$696,498		$465,229
Long-term capital gains	1,608,297		813,122

Total distributions paid	$2,304,795		$1,278,351

AB Multi-Manager Select 2055 Fund	2019		2018
Distributions paid from:
Ordinary income	$842,692		$525,465
Long-term capital gains	1,968,981		741,835

Total distributions paid	$2,811,673		$1,267,300

AB Multi-Manager Select 2060 Fund(a)	2019		2018
Distributions paid from:
Ordinary income	$ – 0	–	$ – 0	–
Long-term capital gains	– 0	–	– 0	–

Total distributions paid	$ – 0	–	$ – 0	–

(a)	Commenced operations on February 1, 2019.

As of July 31, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Multi-Manager Select Fund	Undistributed Ordinary Income	Undistributed Capital Gains	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
Retirement Allocation Fund	$125,716	$80,377	$108,681	$314,774
2010 Fund	141,235	92,637	345,254	579,126
2015 Fund	243,205	423,738	743,251	1,410,194
2020 Fund	655,742	1,405,030	1,864,245	3,925,017
2025 Fund	1,168,998	3,598,173	2,705,586	7,472,757
2030 Fund	816,229	3,245,393	2,266,512	6,328,134
2035 Fund	686,398	3,857,628	3,576,471	8,120,497
2040 Fund	441,569	2,523,203	2,502,827	5,467,599
2045 Fund	262,541	1,967,148	2,746,696	4,976,385

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NOTES TO FINANCIAL STATEMENTS (continued)

Multi-Manager Select Fund	Undistributed Ordinary Income	Undistributed Capital Gains		Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
2050 Fund	$134,043	$799,013		$1,134,517	$2,067,573
2055 Fund	174,513	890,375		1,317,727	2,382,615
2060 Fund*	3,464	– 0	–	15,005	18,469

*	Commenced operations on February 1, 2019

(a)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and return of capital distributions received from underlying securities.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of July 31, 2019, the Funds did not have any capital loss carryforwards.

During the current fiscal year, the Funds had adjustments due to permanent differences. Permanent differences have no effect on net assets. The effect of such permanent differences on each Fund—primarily due to the utilization of earnings and profits distributed to shareholders on redemption of shares and the tax treatment of offering costs—is reflected as an adjustment to the components of capital as of July 31, 2019 as shown below:

Multi-Manager Select Fund	Increase (Decrease) to Additional Paid-in Capital	Increase (Decrease) to Distributable Earnings
Retirement Allocation Fund	$	– 0	–	$	– 0	–
2010 Fund	147,996	(147,996)
2015 Fund	762,430	(762,430)
2020 Fund	1,115,160	(1,115,160)
2025 Fund	1,661,058	(1,661,058)
2030 Fund	1,226,880	(1,226,880)
2035 Fund	724,690	(724,690)
2040 Fund	1,019,628	(1,019,628)
2045 Fund	835,294	(835,294)
2050 Fund	384,000	(384,000)
2055 Fund	251,051	(251,051)
2060 Fund*	(139)	139

*	Commenced operations on February 1, 2019

NOTE I

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Funds, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are

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NOTES TO FINANCIAL STATEMENTS (continued)

included in miscellaneous expenses in the statement of operations. The Funds did not utilize the Facility during the year ended July 31, 2019.

NOTE J

Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2018-13, Fair Value Measurement (Topic 820), Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement which removes, modifies and adds disclosures to Topic 820. The amendments in this ASU 2018-13 (“ASU”) apply to all entities that are required, under existing U.S. GAAP, to make disclosures about recurring or nonrecurring fair value measurements. The amendments in this ASU are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated the impact of the amendments and elected to early adopt the ASU. The adoption of this ASU did not have a material impact on the disclosure and presentation of the financial statements of the Funds.

In October 2018, the U.S. Securities and Exchange Commission adopted amendments to certain disclosure requirements included in Regulation S-X that had become “redundant, duplicative, overlapping, outdated or superseded, in light of the other Commission disclosure requirements, GAAP or changes in the information environment.” The compliance date for the amendments to Regulation S-X was November 5, 2018 (for reporting period end dates of September 30, 2018 or after). Management has adopted the amendments which simplified certain disclosure requirements on the financial statements.

NOTE K

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select Retirement Allocation Fund
Class A
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 11.17	$ 10.97	$ 10.44	$ 10.18	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.24	.23	.20	.23	.11

Net realized and unrealized gain on investment transactions	.18	.08	.33	.06	.07

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	– 0	–

Net increase in net asset value from operations	.42	.31	.53	.29	.18

Less: Dividends and Distributions

Dividends from net investment income	(.03)	– 0	–	– 0	–	(.02)	– 0	–

Distributions from net realized gain on investment transactions	(.30)	(.11)	– 0	–	(.01)	– 0	–

Total dividends and distributions	(.33)	(.11)	– 0	–	(.03)	– 0	–

Net asset value, end of period	$ 11.26	$ 11.17	$ 10.97	$ 10.44	$ 10.18

Total Return

Total investment return based on net asset value(e)	4.01%	2.80%	5.08%	2.82%	1.80%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$344	$502	$309	$442	$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.46%	.44%	.42%	.41%	.39	%^

Expenses, before waivers/reimbursements(f)‡	4.07%	5.19%	6.32%	8.37%	45.18	%^

Net investment income(c)	2.15%	2.07%	1.89%	2.28%	1.79	%^

Portfolio turnover rate	58%	98%	60%	102%	12%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.44%	.46%	.50%	.48%	.50	%^

See footnote summary on page 266.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select Retirement Allocation Fund
Class C
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 10.88	$ 10.76	$ 10.32	$ 10.13	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.15	.13	.14	.12	.06

Net realized and unrealized gain on investment transactions	.17	.10	.30	.08	.07

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	– 0	–

Net increase in net asset value from operations	.32	.23	.44	.20	.13

Less: Distributions

Distributions from net realized gain on investment transactions	(.30)	(.11)	– 0	–	(.01)	– 0	–

Net asset value, end of period	$ 10.90	$ 10.88	$ 10.76	$ 10.32	$ 10.13

Total Return

Total investment return based on net asset value(e)	3.19%	2.11%	4.26%	1.94%	1.30%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$103	$132	$186	$126	$45

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	1.21%	1.19%	1.17%	1.16%	1.14	%^

Expenses, before waivers/reimbursements(f)‡	4.84%	6.06%	7.21%	11.03%	43.43	%^

Net investment income(c)	1.39%	1.23%	1.34%	1.19%	.96	%^

Portfolio turnover rate	58%	98%	60%	102%	12%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.44%	.46%	.50%	.48%	.50	%^

See footnote summary on page 266.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select Retirement Allocation Fund
Advisor Class
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 11.29	$ 11.05	$ 10.49	$ 10.20	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.26	.26	.24	.20	.13

Net realized and unrealized gain on investment transactions	.17	.09	.32	.10	.07

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	– 0	–

Net increase in net asset value from operations	.43	.35	.56	.30	.20

Less: Dividends and Distributions

Dividends from net investment income	(.21)	– 0	–	– 0	–	– 0	–	– 0	–

Distributions from net realized gain on investment transactions	(.30)	(.11)	– 0	–	(.01)	– 0	–

Total dividends and distributions	(.51)	(.11)	– 0	–	(.01)	– 0	–

Net asset value, end of period	$ 11.21	$ 11.29	$ 11.05	$ 10.49	$ 10.20

Total Return

Total investment return based on net asset value(e)	4.20%	3.15%	5.34%	2.91%	2.00%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$583	$71	$25	$22	$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.21%	.19%	.17%	.16%	.14	%^

Expenses, before waivers/reimbursements(f)‡	3.86%	4.99%	6.16%	9.14%	44.95	%^

Net investment income(c)	2.39%	2.32%	2.22%	1.98%	2.05	%^

Portfolio turnover rate	58%	98%	60%	102%	12%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.44%	.46%	.50%	.48%	.50	%^

See footnote summary on page 266.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select Retirement Allocation Fund
Class R
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 10.44	$ 10.49	$ 10.16	$ 10.02	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.19	.21	.22	.14	.10

Net realized and unrealized gain on investment transactions	.17	.06	.27	.09	.06

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	– 0	–

Net increase in net asset value from operations	.36	.27	.49	.23	.16

Less: Dividends and Distributions

Dividends from net investment income	(.20)	(.21)	(.16)	(.08)	(.14)

Distributions from net realized gain on investment transactions	(.30)	(.11)	– 0	–	(.01)	– 0	–

Total dividends and distributions	(.50)	(.32)	(.16)	(.09)	(.14)

Net asset value, end of period	$ 10.30	$ 10.44	$ 10.49	$ 10.16	$ 10.02

Total Return

Total investment return based on net asset value(e)	3.78%	2.53%	4.88%	2.36%	1.62%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$391	$402	$17	$33	$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.71%	.69%	.67%	.66%	.64	%^

Expenses, before waivers/reimbursements(f)‡	3.08%	3.22%	3.59%	5.08%	30.60	%^

Net investment income(c)	1.86%	2.01%	2.20%	1.42%	1.56	%^

Portfolio turnover rate	58%	98%	60%	102%	12%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.44%	.46%	.50%	.48%	.50	%^

See footnote summary on page 266.

186 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select Retirement Allocation Fund
Class K
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 10.50	$ 10.51	$ 10.19	$ 10.04	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.21	.22	.20	.22	.09

Net realized and unrealized gain on investment transactions	.16	.07	.31	.04	.09

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	– 0	–

Net increase in net asset value from operations	.37	.29	.51	.26	.18

Less: Dividends and Distributions

Dividends from net investment income	(.22)	(.19)	(.19)	(.10)	(.14)

Distributions from net realized gain on investment transactions	(.30)	(.11)	– 0	–	(.01)	– 0	–

Total dividends and distributions	(.52)	(.30)	(.19)	(.11)	(.14)

Net asset value, end of period	$ 10.35	$ 10.50	$ 10.51	$ 10.19	$ 10.04

Total Return

Total investment return based on net asset value(e)	3.95%	2.77%	5.15%	2.65%	1.84%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$9,442	$11,013	$7,869	$8,303	$671

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.46%	.44%	.42%	.41%	.39	%^

Expenses, before waivers/reimbursements(f)‡	2.82%	2.92%	3.37%	4.40%	21.09	%^

Net investment income(c)	2.09%	2.10%	2.00%	2.26%	1.45	%^

Portfolio turnover rate	58%	98%	60%	102%	12%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.44%	.46%	.50%	.48%	.50	%^
See footnote summary on page 266.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 187

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select Retirement Allocation Fund
Class I
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 10.75	$ 10.54	$ 10.23	$ 10.05	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.25	.15	.22	.27	.13

Net realized and unrealized gain on investment transactions	.16	.17	.31	.02	.06

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	– 0	–

Net increase in net asset value from operations	.41	.32	.53	.29	.19

Less: Dividends and Distributions

Dividends from net investment income	(.26)	– 0	–	(.22)	(.10)	(.14)

Distributions from net realized gain on investment transactions	(.30)	(.11)	– 0	–	(.01)	– 0	–

Total dividends and distributions	(.56)	(.11)	(.22)	(.11)	(.14)

Net asset value, end of period	$ 10.60	$ 10.75	$ 10.54	$ 10.23	$ 10.05

Total Return

Total investment return based on net asset value(e)	4.18%	3.02%	5.35%	2.98%	1.95%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$12	$12	$1,057	$668	$959

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.21%	.17%	.17%	.15%	.14	%^

Expenses, before waivers/reimbursements(f)‡	2.52%	2.52%	3.06%	7.57%	30.07	%^

Net investment income(c)	2.37%	1.25%	2.20%	2.71%	2.06	%^

Portfolio turnover rate	58%	98%	60%	102%	12%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.44%	.46%	.50%	.48%	.50	%^

See footnote summary on page 266.

188 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select Retirement Allocation Fund
Class Z
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 10.53	$ 10.53	$ 10.22	$ 10.05	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.23	.19	.23	.22	.13

Net realized and unrealized gain on investment transactions	.17	.15	.31	.06	.06

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	– 0	–

Net increase in net asset value from operations	.40	.34	.54	.28	.19

Less: Dividends and Distributions

Dividends from net investment income	(.27)	(.23)	(.23)	(.10)	(.14)

Distributions from net realized gain on investment transactions	(.30)	(.11)	– 0	–	(.01)	– 0	–

Total dividends and distributions	(.57)	(.34)	(.23)	(.11)	(.14)

Net asset value, end of period	$ 10.36	$ 10.53	$ 10.53	$ 10.22	$ 10.05

Total Return

Total investment return based on net asset value(e)	4.22%	3.20%	5.41%	2.88%	1.95%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$13	$1,012	$11	$10	$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.20%	.18%	.17%	.16%	.14	%^

Expenses, before waivers/reimbursements(f)‡	2.26%	5.12%	2.95%	7.38%	30.15	%^

Net investment income(c)	2.21%	2.65%	2.27%	2.27%	2.07	%^

Portfolio turnover rate	58%	98%	60%	102%	12%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.44%	.46%	.50%	.48%	.50	%^

See footnote summary on page 266.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 189

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2010 Fund
Class A
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 11.19	$ 11.11	$ 10.47	$ 10.23	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.23	.26	.21	.24	.16

Net realized and unrealized gain on investment transactions	.16	.22	.47	.09	.10

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	– 0	–

Net increase in net asset value from operations	.39	.48	.68	.33	.26

Less: Dividends and Distributions

Dividends from net investment income	(.19)	(.13)	(.01)	(.08)	(.03)

Distributions from net realized gain on investment transactions	(.34)	(.27)	(.03)	(.01)	– 0	–

Total dividends and distributions	(.53)	(.40)	(.04)	(.09)	(.03)

Net asset value, end of period	$ 11.05	$ 11.19	$ 11.11	$ 10.47	$ 10.23

Total Return

Total investment return based on net asset value(e)	3.88%	4.31%	6.56%	3.24%	2.58%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$678	$412	$376	$629	$16

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.40%	.39%	.40%	.40%	.38	%^

Expenses, before waivers/reimbursements(f)‡	2.64%	2.90%	3.42%	4.07%	46.32	%^

Net investment income(c)	2.09%	2.32%	1.95%	2.47%	2.53	%^

Portfolio turnover rate	46%	85%	49%	116%	15%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.52%	.53%	.56%	.55%	.61	%^

See footnote summary on page 266.

190 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2010 Fund
Class C
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 11.05	$ 10.96	$ 10.39	$ 10.18	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.14	.17	.12	.21	.12

Net realized and unrealized gain on investment transactions	.18	.21	.48	.03	.08

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	– 0	–

Net increase in net asset value from operations	.32	.38	.60	.24	.20

Less: Dividends and Distributions

Dividends from net investment income	– 0	–	(.02)	– 0	–	(.02)	(.02)

Distributions from net realized gain on investment transactions	(.34)	(.27)	(.03)	(.01)	– 0	–

Total dividends and distributions	(.34)	(.29)	(.03)	(.03)	(.02)

Net asset value, end of period	$ 11.03	$ 11.05	$ 10.96	$ 10.39	$ 10.18

Total Return

Total investment return based on net asset value(e)	3.18%	3.50%	5.81%	2.41%	2.04%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$58	$120	$142	$106	$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	1.15%	1.14%	1.15%	1.15%	1.13	%^

Expenses, before waivers/reimbursements(f)‡	3.37%	3.67%	4.32%	5.48%	47.09	%^

Net investment income(c)	1.31%	1.55%	1.15%	2.10%	1.84	%^

Portfolio turnover rate	46%	85%	49%	116%	15%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.52%	.53%	.56%	.55%	.61	%^

See footnote summary on page 266.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 191

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2010 Fund
Advisor Class
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 11.14	$ 11.04	$ 10.52	$ 10.24	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.26	.28	.24	.25	.18

Net realized and unrealized gain on investment transactions	.15	.23	.46	.10	.09

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	– 0	–

Net increase in net asset value from operations	.41	.51	.70	.35	.27

Less: Dividends and Distributions

Dividends from net investment income	(.24)	(.14)	(.15)	(.06)	(.03)

Distributions from net realized gain on investment transactions	(.34)	(.27)	(.03)	(.01)	– 0	–

Total dividends and distributions	(.58)	(.41)	(.18)	(.07)	(.03)

Net asset value, end of period	$ 10.97	$ 11.14	$ 11.04	$ 10.52	$ 10.24

Total Return

Total investment return based on net asset value(e)	4.17%	4.67%	6.81%	3.50%	2.70%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,339	$781	$778	$717	$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.15%	.14%	.15%	.15%	.13	%^

Expenses, before waivers/reimbursements(f)‡	2.36%	2.75%	3.26%	3.56%	46.11	%^

Net investment income(c)	2.42%	2.55%	2.28%	2.54%	2.81	%^

Portfolio turnover rate	46%	85%	49%	116%	15%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.52%	.53%	.56%	.55%	.61	%^

See footnote summary on page 266.

192 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2010 Fund
Class R
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 10.62	$ 10.63	$ 10.22	$ 10.04	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.19	.22	.18	.21	.15

Net realized and unrealized gain on investment transactions	.15	.21	.45	.08	.09

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	– 0	–

Net increase in net asset value from operations	.34	.43	.63	.29	.24

Less: Dividends and Distributions

Dividends from net investment income	(.22)	(.17)	(.19)	(.10)	(.20)

Distributions from net realized gain on investment transactions	(.34)	(.27)	(.03)	(.01)	– 0	–

Total dividends and distributions	(.56)	(.44)	(.22)	(.11)	(.20)

Net asset value, end of period	$ 10.40	$ 10.62	$ 10.63	$ 10.22	$ 10.04

Total Return

Total investment return based on net asset value(e)	3.64%	4.06%	6.28%	2.99%	2.43%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$390	$374	$389	$622	$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.65%	.64%	.65%	.65%	.63	%^

Expenses, before waivers/reimbursements(f)‡	2.45%	2.48%	2.82%	3.59%	30.49	%^

Net investment income(c)	1.89%	2.08%	1.80%	2.12%	2.31	%^

Portfolio turnover rate	46%	85%	49%	116%	15%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.52%	.53%	.56%	.55%	.61	%^

See footnote summary on page 266.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 193

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2010 Fund
Class K
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 10.61	$ 10.65	$ 10.24	$ 10.05	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.22	.25	.21	.23	.10

Net realized and unrealized gain on investment transactions	.14	.21	.44	.08	.15

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	– 0	–

Net increase in net asset value from operations	.36	.46	.65	.31	.25

Less: Dividends and Distributions

Dividends from net investment income	(.25)	(.23)	(.21)	(.11)	(.20)

Distributions from net realized gain on investment transactions	(.34)	(.27)	(.03)	(.01)	– 0	–

Total dividends and distributions	(.59)	(.50)	(.24)	(.12)	(.20)

Net asset value, end of period	$ 10.38	$ 10.61	$ 10.65	$ 10.24	$ 10.05

Total Return

Total investment return based on net asset value(e)	3.90%	4.32%	6.52%	3.16%	2.54%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$15,995	$16,603	$11,448	$13,222	$597

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.40%	.39%	.40%	.40%	.38	%^

Expenses, before waivers/reimbursements(f)‡	2.13%	2.19%	2.54%	2.84%	23.54	%^

Net investment income(c)	2.14%	2.31%	2.04%	2.39%	1.72	%^

Portfolio turnover rate	46%	85%	49%	116%	15%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.52%	.53%	.56%	.55%	.61	%^

See footnote summary on page 266.

194 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2010 Fund
	Class I
	Year Ended July 31,				December 15, 2014(a) to July 31, 2015
	2019	2018	2017	2016

Net asset value, beginning of period	$ 10.61	$ 10.66	$ 10.28	$ 10.07	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.25	.27	.20	.31	.18

Net realized and unrealized gain on investment transactions	.14	.21	.49	.02	.09

Net increase in net asset value from operations	.39	.48	.69	.33	.27

Less: Dividends and Distributions

Dividends from net investment income	(.29)	(.26)	(.28)	(.11)	(.20)

Distributions from net realized gain on investment transactions	(.34)	(.27)	(.03)	(.01)	– 0	–

Total dividends and distributions	(.63)	(.53)	(.31)	(.12)	(.20)

Net asset value, end of period	$ 10.37	$ 10.61	$ 10.66	$ 10.28	$ 10.07

Total Return

Total investment return based on net asset value(e)	4.22%	4.53%	6.88%	3.38%	2.76%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$43	$65	$55	$14	$966

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.15%	.14%	.15%	.13%	.13	%^

Expenses, before waivers/reimbursements(f)‡	1.75%	1.72%	2.34%	10.46%	29.96	%^

Net investment income(c)	2.42%	2.52%	1.98%	3.17%	2.82	%^

Portfolio turnover rate	46%	85%	49%	116%	15%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.52%	.53%	.56%	.55%	.61	%^

See footnote summary on page 266.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 195

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2010 Fund
	Class Z
	Year Ended July 31,				December 15, 2014(a) to July 31, 2015
	2019	2018	2017	2016

Net asset value, beginning of period	$ 10.62	$ 10.68	$ 10.28	$ 10.07	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.25	.27	.24	.23	.18

Net realized and unrealized gain on investment transactions	.14	.21	.45	.10	.09

Net increase in net asset value from operations	.39	.48	.69	.33	.27

Less: Dividends and Distributions

Dividends from net investment income	(.30)	(.27)	(.26)	(.11)	(.20)

Distributions from net realized gain on investment transactions	(.34)	(.27)	(.03)	(.01)	– 0	–

Total dividends and distributions	(.64)	(.54)	(.29)	(.12)	(.20)

Net asset value, end of period	$ 10.37	$ 10.62	$ 10.68	$ 10.28	$ 10.07

Total Return

Total investment return based on net asset value(e)	4.20%	4.51%	6.90%	3.38%	2.76%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$11	$11	$11	$11	$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.15%	.14%	.15%	.15%	.13	%^

Expenses, before waivers/reimbursements(f)‡	1.70%	1.68%	2.15%	6.29%	30.01	%^

Net investment income(c)	2.42%	2.57%	2.30%	2.39%	2.82	%^

Portfolio turnover rate	46%	85%	49%	116%	15%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.52%	.53%	.56%	.55%	.61	%^

See footnote summary on page 266.

196 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2015 Fund
Class A
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 10.91	$ 11.01	$ 10.46	$ 10.26	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.23	.27	.20	.24	.10

Net realized and unrealized gain on investment transactions	.09	.28	.59	.09	.20	*

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.32	.55	.79	.33	.30

Less: Dividends and Distributions

Dividends from net investment income	(.22)	(.26)	(.18)	(.13)	(.04)

Distributions from net realized gain on investment transactions	(.43)	(.39)	(.06)	(.00	)(d)	– 0	–

Total dividends and distributions	(.65)	(.65)	(.24)	(.13)	(.04)

Net asset value, end of period	$ 10.58	$ 10.91	$ 11.01	$ 10.46	$ 10.26

Total Return

Total investment return based on net asset value(e)	3.56%	5.02%	7.72%	3.33%	2.99%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,162	$1,703	$2,224	$3,613	$168

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.36%	.37%	.40%	.40%	.42	%^

Expenses, before waivers/reimbursements(f)‡	1.07%	1.16%	1.16%	1.31%	26.98	%^

Net investment income(c)	2.15%	2.43%	1.90%	2.47%	1.50	%^

Portfolio turnover rate	61%	93%	38%	83%	18%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.57%	.57%	.59%	.60%	.59	%^

See footnote summary on page 266.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 197

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2015 Fund
Class C
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 10.82	$ 10.92	$ 10.40	$ 10.21	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.15	.18	.14	.15	.06

Net realized and unrealized gain on investment transactions	.10	.27	.57	.11	.19	*

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.25	.45	.71	.26	.25

Less: Dividends and Distributions

Dividends from net investment income	(.16)	(.16)	(.13)	(.07)	(.04)

Distributions from net realized gain on investment transactions	(.43)	(.39)	(.06)	(.00	)(d)	– 0	–

Total dividends and distributions	(.59)	(.55)	(.19)	(.07)	(.04)

Net asset value, end of period	$ 10.48	$ 10.82	$ 10.92	$ 10.40	$ 10.21

Total Return

Total investment return based on net asset value(e)	2.81%	4.15%	6.92%	2.63%	2.45%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$534	$578	$737	$717	$374

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	1.11%	1.12%	1.15%	1.16%	1.17	%^

Expenses, before waivers/reimbursements(f)‡	1.82%	1.91%	1.93%	2.52%	19.67	%^

Net investment income(c)	1.40%	1.68%	1.31%	1.55%	.90	%^

Portfolio turnover rate	61%	93%	38%	83%	18%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.57%	.57%	.59%	.60%	.59	%^

See footnote summary on page 266.

198 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2015 Fund
Advisor Class
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 11.06	$ 11.16	$ 10.63	$ 10.27	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.26	.30	.25	.27	.12

Net realized and unrealized gain on investment transactions	.10	.28	.58	.11	.19	*

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.36	.58	.83	.38	.31

Less: Dividends and Distributions

Dividends from net investment income	(.28)	(.29)	(.24)	(.02)	(.04)

Distributions from net realized gain on investment transactions	(.43)	(.39)	(.06)	(.00	)(d)	– 0	–

Total dividends and distributions	(.71)	(.68)	(.30)	(.02)	(.04)

Net asset value, end of period	$ 10.71	$ 11.06	$ 11.16	$ 10.63	$ 10.27

Total Return

Total investment return based on net asset value(e)	3.91%	5.21%	7.98%	3.68%	3.11%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,518	$70	$78	$70	$61

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.11%	.12%	.15%	.16%	.17	%^

Expenses, before waivers/reimbursements(f)‡	.84%	.91%	.94%	1.58%	26.67	%^

Net investment income(c)	2.47%	2.67%	2.30%	2.68%	1.82	%^

Portfolio turnover rate	61%	93%	38%	83%	18%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.57%	.57%	.59%	.60%	.59	%^

See footnote summary on page 266.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 199

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2015 Fund
Class R
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 10.66	$ 10.77	$ 10.25	$ 10.07	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.19	.24	.19	.21	.11

Net realized and unrealized gain on investment transactions	.11	.27	.55	.10	.17	*

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.30	.51	.74	.31	.28

Less: Dividends and Distributions

Dividends from net investment income	(.20)	(.23)	(.16)	(.13)	(.21)

Distributions from net realized gain on investment transactions	(.43)	(.39)	(.06)	(.00	)(d)	– 0	–

Total dividends and distributions	(.63)	(.62)	(.22)	(.13)	(.21)

Net asset value, end of period	$ 10.33	$ 10.66	$ 10.77	$ 10.25	$ 10.07

Total Return

Total investment return based on net asset value(e)	3.35%	4.73%	7.40%	3.10%	2.84%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$317	$283	$399	$375	$247

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.61%	.62%	.65%	.66%	.67	%^

Expenses, before waivers/reimbursements(f)‡	1.50%	1.53%	1.51%	1.95%	15.95	%^

Net investment income(c)	1.89%	2.24%	1.81%	2.15%	1.74	%^

Portfolio turnover rate	61%	93%	38%	83%	18%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.57%	.57%	.59%	.60%	.59	%^

See footnote summary on page 266.

200 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2015 Fund
Class K
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 10.68	$ 10.79	$ 10.28	$ 10.09	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.22	.26	.21	.24	.08

Net realized and unrealized gain on investment transactions	.09	.28	.56	.09	.22	*

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.31	.54	.77	.33	.30

Less: Dividends and Distributions

Dividends from net investment income	(.23)	(.26)	(.20)	(.14)	(.21)

Distributions from net realized gain on investment transactions	(.43)	(.39)	(.06)	(.00	)(d)	– 0	–

Total dividends and distributions	(.66)	(.65)	(.26)	(.14)	(.21)

Net asset value, end of period	$ 10.33	$ 10.68	$ 10.79	$ 10.28	$ 10.09

Total Return

Total investment return based on net asset value(e)	3.53%	4.98%	7.68%	3.35%	3.06%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$35,408	$41,025	$38,086	$41,604	$3,780

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.36%	.37%	.40%	.41%	.42	%^

Expenses, before waivers/reimbursements(f)‡	1.18%	1.23%	1.22%	1.37%	10.55	%^

Net investment income(c)	2.15%	2.40%	2.07%	2.48%	1.30	%^

Portfolio turnover rate	61%	93%	38%	83%	18%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.57%	.57%	.59%	.60%	.59	%^

See footnote summary on page 266.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 201

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2015 Fund
Class I
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 10.71	$ 10.81	$ 10.31	$ 10.10	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.24	.25	.25	.30	.18

Net realized and unrealized gain on investment transactions	.09	.31	.55	.06	.14	*

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.33	.56	.80	.36	.32

Less: Dividends and Distributions

Dividends from net investment income	(.28)	(.27)	(.24)	(.15)	(.22)

Distributions from net realized gain on investment transactions	(.43)	(.39)	(.06)	(.00	)(d)	– 0	–

Total dividends and distributions	(.71)	(.66)	(.30)	(.15)	(.22)

Net asset value, end of period	$ 10.33	$ 10.71	$ 10.81	$ 10.31	$ 10.10

Total Return

Total investment return based on net asset value(e)	3.74%	5.25%	7.96%	3.60%	3.17%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,625	$155	$534	$541	$969

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.11%	.12%	.15%	.16%	.17	%^

Expenses, before waivers/reimbursements(f)‡	.84%	.87%	.89%	1.74%	25.68	%^

Net investment income(c)	2.42%	2.28%	2.43%	3.06%	2.91	%^

Portfolio turnover rate	61%	93%	38%	83%	18%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.57%	.57%	.59%	.60%	.59	%^

See footnote summary on page 266.

202 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2015 Fund
Class Z
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 10.67	$ 10.81	$ 10.31	$ 10.10	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.19	.29	.24	.24	.18

Net realized and unrealized gain on investment transactions	.14	.26	.56	.11	.14	*

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.33	.55	.80	.35	.32

Less: Dividends and Distributions

Dividends from net investment income	(.28)	(.30)	(.24)	(.14)	(.22)

Distributions from net realized gain on investment transactions	(.43)	(.39)	(.06)	(.00	)(d)	– 0	–

Total dividends and distributions	(.71)	(.69)	(.30)	(.14)	(.22)

Net asset value, end of period	$ 10.29	$ 10.67	$ 10.81	$ 10.31	$ 10.10

Total Return

Total investment return based on net asset value(e)	3.77%	5.14%	8.02%	3.60%	3.17%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$136	$12	$11	$11	$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.12%	.11%	.15%	.16%	.17	%^

Expenses, before waivers/reimbursements(f)‡	.79%	.81%	.80%	1.47%	25.70	%^

Net investment income(c)	1.89%	2.68%	2.33%	2.49%	2.91	%^

Portfolio turnover rate	61%	93%	38%	83%	18%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.57%	.57%	.59%	.60%	.59	%^

See footnote summary on page 266.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 203

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2020 Fund
Class A
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 11.22	$ 11.15	$ 10.46	$ 10.28	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.23	.27	.21	.23	.12

Net realized and unrealized gain on investment transactions	.05	.37	.71	.09	.24	*

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.28	.64	.92	.32	.36

Less: Dividends and Distributions

Dividends from net investment income	(.25)	(.25)	(.18)	(.13)	(.08)

Distributions from net realized gain on investment transactions	(.55)	(.32)	(.05)	(.01)	– 0	–

Total dividends and distributions	(.80)	(.57)	(.23)	(.14)	(.08)

Net asset value, end of period	$ 10.70	$ 11.22	$ 11.15	$ 10.46	$ 10.28

Total Return

Total investment return based on net asset value(e)	3.30%	5.74%	8.98%	3.19%	3.58%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,162	$5,086	$5,239	$8,339	$521

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.38%	.39%	.44%	.45%	.46	%^

Expenses, before waivers/reimbursements(f)‡	.78%	.81%	.82%	1.00%	9.77	%^

Net investment income(c)	2.18%	2.38%	1.94%	2.37%	2.00	%^

Portfolio turnover rate	53%	84%	46%	81%	100%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.55%	.57%	.61%	.62%	.62	%^

See footnote summary on page 266.

204 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2020 Fund
Class C
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 11.09	$ 11.02	$ 10.36	$ 10.23	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.15	.19	.13	.15	.06

Net realized and unrealized gain on investment transactions	.05	.36	.70	.09	.24	*

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.20	.55	.83	.24	.30

Less: Dividends and Distributions

Dividends from net investment income	(.17)	(.16)	(.12)	(.10)	(.07)

Distributions from net realized gain on investment transactions	(.55)	(.32)	(.05)	(.01)	– 0	–

Total dividends and distributions	(.72)	(.48)	(.17)	(.11)	(.07)

Net asset value, end of period	$ 10.57	$ 11.09	$ 11.02	$ 10.36	$ 10.23

Total Return

Total investment return based on net asset value(e)	2.51%	4.97%	8.17%	2.38%	3.04%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,264	$1,271	$1,584	$1,286	$370

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	1.13%	1.14%	1.19%	1.20%	1.21	%^

Expenses, before waivers/reimbursements(f)‡	1.54%	1.56%	1.57%	1.82%	12.82	%^

Net investment income(c)	1.39%	1.66%	1.23%	1.57%	.95	%^

Portfolio turnover rate	53%	84%	46%	81%	100%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.55%	.57%	.61%	.62%	.62	%^

See footnote summary on page 266.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 205

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2020 Fund
Advisor Class
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 11.24	$ 11.17	$ 10.50	$ 10.30	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.26	.30	.25	.29	.18

Net realized and unrealized gain on investment transactions	.05	.37	.70	.05	.20	*

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.31	.67	.95	.34	.38

Less: Dividends and Distributions

Dividends from net investment income	(.29)	(.28)	(.23)	(.13)	(.08)

Distributions from net realized gain on investment transactions	(.55)	(.32)	(.05)	(.01)	– 0	–

Total dividends and distributions	(.84)	(.60)	(.28)	(.14)	(.08)

Net asset value, end of period	$ 10.71	$ 11.24	$ 11.17	$ 10.50	$ 10.30

Total Return

Total investment return based on net asset value(e)	3.59%	6.02%	9.23%	3.36%	3.80%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,285	$226	$220	$179	$15

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.13%	.14%	.19%	.20%	.21	%^

Expenses, before waivers/reimbursements(f)‡	.54%	.56%	.57%	.69%	25.25	%^

Net investment income(c)	2.42%	2.67%	2.32%	2.96%	2.74	%^

Portfolio turnover rate	53%	84%	46%	81%	100%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.55%	.57%	.61%	.62%	.62	%^

See footnote summary on page 266.

206 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2020 Fund
Class R
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 10.97	$ 10.92	$ 10.23	$ 10.09	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.21	.24	.19	.22	.12

Net realized and unrealized gain on investment transactions	.04	.36	.69	.06	.22	*

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.25	.60	.88	.28	.34

Less: Dividends and Distributions

Dividends from net investment income	(.25)	(.23)	(.14)	(.13)	(.25)

Distributions from net realized gain on investment transactions	(.55)	(.32)	(.05)	(.01)	– 0	–

Total dividends and distributions	(.80)	(.55)	(.19)	(.14)	(.25)

Net asset value, end of period	$ 10.42	$ 10.97	$ 10.92	$ 10.23	$ 10.09

Total Return

Total investment return based on net asset value(e)	3.02%	5.48%	8.78%	2.84%	3.43%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,702	$2,881	$2,052	$2,328	$296

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.63%	.64%	.69%	.70%	.71	%^

Expenses, before waivers/reimbursements(f)‡	1.17%	1.22%	1.17%	1.36%	8.32	%^

Net investment income(c)	2.02%	2.20%	1.79%	2.25%	1.93	%^

Portfolio turnover rate	53%	84%	46%	81%	100%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.55%	.57%	.61%	.62%	.62	%^
See footnote summary on page 266.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 207

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2020 Fund
Class K
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 11.00	$ 10.94	$ 10.27	$ 10.11	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.22	.27	.21	.23	.10

Net realized and unrealized gain on investment transactions	.06	.35	.70	.07	.26	*

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.28	.62	.91	.30	.36

Less: Dividends and Distributions

Dividends from net investment income	(.25)	(.24)	(.19)	(.13)	(.25)

Distributions from net realized gain on investment transactions	(.55)	(.32)	(.05)	(.01)	– 0	–

Total dividends and distributions	(.80)	(.56)	(.24)	(.14)	(.25)

Net asset value, end of period	$ 10.48	$ 11.00	$ 10.94	$ 10.27	$ 10.11

Total Return

Total investment return based on net asset value(e)	3.29%	5.74%	9.07%	3.08%	3.65%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$85,559	$91,754	$82,263	$72,587	$6,854

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.38%	.39%	.44%	.45%	.46	%^

Expenses, before waivers/reimbursements(f)‡	.88%	.91%	.90%	1.04%	5.40	%^

Net investment income(c)	2.14%	2.41%	2.02%	2.40%	1.68	%^

Portfolio turnover rate	53%	84%	46%	81%	100%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.55%	.57%	.61%	.62%	.62	%^

See footnote summary on page 266.

208 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2020 Fund
Class I
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 11.29	$ 10.96	$ 10.30	$ 10.12	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.25	.12	.24	.28	.19

Net realized and unrealized gain on investment transactions	.06	.53	.69	.05	.18	*

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.31	.65	.93	.33	.37

Less: Dividends and Distributions

Dividends from net investment income	(.29)	– 0	–	(.22)	(.14)	(.25)

Distributions from net realized gain on investment transactions	(.55)	(.32)	(.05)	(.01)	– 0	–

Total dividends and distributions	(.84)	(.32)	(.27)	(.15)	(.25)

Net asset value, end of period	$ 10.76	$ 11.29	$ 10.96	$ 10.30	$ 10.12

Total Return

Total investment return based on net asset value(e)	3.54%	5.91%	9.29%	3.34%	3.76%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$162	$50	$2,182	$2,376	$975

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.13%	.18%	.19%	.20%	.21	%^

Expenses, before waivers/reimbursements(f)‡	.56%	.46%	.59%	.80%	24.45	%^

Net investment income(c)	2.41%	1.03%	2.33%	2.89%	2.98	%^

Portfolio turnover rate	53%	84%	46%	81%	100%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.55%	.57%	.61%	.62%	.62	%^

See footnote summary on page 266.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 209

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2020 Fund
Class Z
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 11.00	$ 10.95	$ 10.30	$ 10.12	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.25	.24	.24	.24	.19

Net realized and unrealized gain on investment transactions	.06	.42	.69	.09	.18	*

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.31	.66	.93	.33	.37

Less: Dividends and Distributions

Dividends from net investment income	(.30)	(.29)	(.23)	(.14)	(.25)

Distributions from net realized gain on investment transactions	(.55)	(.32)	(.05)	(.01)	– 0	–

Total dividends and distributions	(.85)	(.61)	(.28)	(.15)	(.25)

Net asset value, end of period	$ 10.46	$ 11.00	$ 10.95	$ 10.30	$ 10.12

Total Return

Total investment return based on net asset value(e)	3.61%	6.05%	9.27%	3.32%	3.76%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$781	$157	$11	$11	$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.13%	.12%	.19%	.20%	.21	%^

Expenses, before waivers/reimbursements(f)‡	.46%	.49%	.49%	.97%	24.49	%^

Net investment income(c)	2.46%	2.24%	2.32%	2.42%	2.99	%^

Portfolio turnover rate	53%	84%	46%	81%	100%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.55%	.57%	.61%	.62%	.62	%^

See footnote summary on page 266.

210 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2025 Fund
Class A
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 11.60	$ 11.32	$ 10.45	$ 10.33	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.24	.28	.19	.24	.11

Net realized and unrealized gain (loss) on investment transactions	(.01	)*	.51	.91	.03	.33	*

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.23	.79	1.10	.27	.44

Less: Dividends and Distributions

Dividends from net investment income	(.25)	(.26)	(.15)	(.15)	(.11)

Distributions from net realized gain on investment transactions	(.66)	(.25)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.91)	(.51)	(.23)	(.15)	(.11)

Net asset value, end of period	$ 10.92	$ 11.60	$ 11.32	$ 10.45	$ 10.33

Total Return

Total investment return based on net asset value(e)	2.87%	6.99%	10.74%	2.65%	4.43%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,671	$5,525	$4,804	$8,857	$174

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.37%	.39%	.43%	.44%	.45	%^

Expenses, before waivers/reimbursements(f)‡	.69%	.72%	.75%	.83%	13.53	%^

Net investment income(c)	2.25%	2.40%	1.77%	2.39%	1.73	%^

Portfolio turnover rate	53%	80%	41%	75%	22%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.54%	.56%	.64%	.62%	.60	%^

See footnote summary on page 266.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 211

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2025 Fund
Class C
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 11.48	$ 11.19	$ 10.38	$ 10.29	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.15	.19	.15	.14	.05

Net realized and unrealized gain (loss) on investment transactions	(.00	)(d)*	.51	.86	.06	.35	*

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.15	.70	1.01	.20	.40

Less: Dividends and Distributions

Dividends from net investment income	(.14)	(.16)	(.12)	(.11)	(.11)

Distributions from net realized gain on investment transactions	(.66)	(.25)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.80)	(.41)	(.20)	(.11)	(.11)

Net asset value, end of period	$ 10.83	$ 11.48	$ 11.19	$ 10.38	$ 10.29

Total Return

Total investment return based on net asset value(e)	2.08%	6.26%	9.87%	1.97%	3.99%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$649	$714	$629	$818	$138

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	1.12%	1.14%	1.18%	1.19%	1.20	%^

Expenses, before waivers/reimbursements(f)‡	1.45%	1.48%	1.53%	1.68%	15.69	%^

Net investment income(c)	1.41%	1.68%	1.40%	1.38%	.72	%^

Portfolio turnover rate	53%	80%	41%	75%	22%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.54%	.56%	.64%	.62%	.60	%^

See footnote summary on page 266.

212 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2025 Fund
Advisor Class
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 11.63	$ 11.34	$ 10.51	$ 10.35	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.27	.31	.25	.25	.11

Net realized and unrealized gain (loss) on investment transactions	(.02	)*	.51	.87	.05	.35	*

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.25	.82	1.12	.30	.46

Less: Dividends and Distributions

Dividends from net investment income	(.29)	(.28)	(.21)	(.14)	(.11)

Distributions from net realized gain on investment transactions	(.66)	(.25)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.95)	(.53)	(.29)	(.14)	(.11)

Net asset value, end of period	$ 10.93	$ 11.63	$ 11.34	$ 10.51	$ 10.35

Total Return

Total investment return based on net asset value(e)	3.07%	7.31%	10.95%	2.97%	4.65%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$6,935	$1,053	$861	$708	$534

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.12%	.14%	.18%	.19%	.20	%^

Expenses, before waivers/reimbursements(f)‡	.44%	.47%	.52%	.79%	13.26	%^

Net investment income(c)	2.54%	2.65%	2.32%	2.51%	1.71	%^

Portfolio turnover rate	53%	80%	41%	75%	22%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.54%	.56%	.64%	.62%	.60	%^

See footnote summary on page 266.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 213

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2025 Fund
Class R
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 11.31	$ 11.05	$ 10.24	$ 10.14	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.25	.26	.19	.20	.12

Net realized and unrealized gain (loss) on investment transactions	(.06	)*	.48	.85	.04	.31	*

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.19	.74	1.04	.24	.43

Less: Dividends and Distributions

Dividends from net investment income	(.26)	(.23)	(.15)	(.14)	(.29)

Distributions from net realized gain on investment transactions	(.66)	(.25)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.92)	(.48)	(.23)	(.14)	(.29)

Net asset value, end of period	$ 10.58	$ 11.31	$ 11.05	$ 10.24	$ 10.14

Total Return

Total investment return based on net asset value(e)	2.60%	6.76%	10.35%	2.44%	4.28%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$7,763	$2,636	$2,852	$2,802	$482

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.62%	.65%	.68%	.69%	.70	%^

Expenses, before waivers/reimbursements(f)‡	1.08%	1.11%	1.03%	1.01%	7.14	%^

Net investment income(c)	2.40%	2.32%	1.84%	2.10%	1.98	%^

Portfolio turnover rate	53%	80%	41%	75%	22%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.54%	.56%	.64%	.62%	.60	%^

See footnote summary on page 266.

214 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2025 Fund
Class K
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 11.36	$ 11.09	$ 10.28	$ 10.16	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.23	.28	.21	.22	.09

Net realized and unrealized gain (loss) on investment transactions	(.01	)*	.49	.86	.05	.36	*

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.22	.77	1.07	.27	.45

Less: Dividends and Distributions

Dividends from net investment income	(.24)	(.25)	(.18)	(.15)	(.29)

Distributions from net realized gain on investment transactions	(.66)	(.25)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.90)	(.50)	(.26)	(.15)	(.29)

Net asset value, end of period	$ 10.68	$ 11.36	$ 11.09	$ 10.28	$ 10.16

Total Return

Total investment return based on net asset value(e)	2.86%	7.01%	10.66%	2.71%	4.50%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$130,923	$141,801	$120,243	$106,535	$10,497

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.37%	.40%	.43%	.44%	.45	%^

Expenses, before waivers/reimbursements(f)‡	.79%	.81%	.81%	.92%	5.97	%^

Net investment income(c)	2.19%	2.45%	2.04%	2.26%	1.46	%^

Portfolio turnover rate	53%	80%	41%	75%	22%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.54%	.56%	.64%	.62%	.60	%^

See footnote summary on page 266.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 215

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2025 Fund
Class I
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 11.41	$ 11.12	$ 10.31	$ 10.17	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.26	.26	.24	.27	.19

Net realized and unrealized gain (loss) on investment transactions	(.02	)*	.54	.86	.02	.27	*

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.24	.80	1.10	.29	.46

Less: Dividends and Distributions

Dividends from net investment income	(.28)	(.26)	(.21)	(.15)	(.29)

Distributions from net realized gain on investment transactions	(.66)	(.25)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.94)	(.51)	(.29)	(.15)	(.29)

Net asset value, end of period	$ 10.71	$ 11.41	$ 11.12	$ 10.31	$ 10.17

Total Return

Total investment return based on net asset value(e)	3.07%	7.27%	10.98%	2.96%	4.62%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,458	$831	$3,217	$2,421	$984

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.12%	.15%	.18%	.19%	.20	%^

Expenses, before waivers/reimbursements(f)‡	.46%	.45%	.49%	.65%	22.66	%^

Net investment income(c)	2.44%	2.21%	2.25%	2.77%	3.04	%^

Portfolio turnover rate	53%	80%	41%	75%	22%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.54%	.56%	.64%	.62%	.60	%^

See footnote summary on page 266.

216 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2025 Fund
Class Z
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 11.37	$ 11.11	$ 10.31	$ 10.17	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.26	.28	.27	.23	.19

Net realized and unrealized gain (loss) on investment transactions	(.01	)*	.52	.83	.06	.27	*

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.25	.80	1.10	.29	.46

Less: Dividends and Distributions

Dividends from net investment income	(.29)	(.29)	(.22)	(.15)	(.29)

Distributions from net realized gain on investment transactions	(.66)	(.25)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.95)	(.54)	(.30)	(.15)	(.29)

Net asset value, end of period	$ 10.67	$ 11.37	$ 11.11	$ 10.31	$ 10.17

Total Return

Total investment return based on net asset value(e)	3.18%	7.30%	10.97%	2.95%	4.62%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$314	$111	$38	$11	$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.12%	.14%	.18%	.19%	.20	%^

Expenses, before waivers/reimbursements(f)‡	.36%	.39%	.41%	.78%	22.69	%^

Net investment income(c)	2.55%	2.45%	2.53%	2.32%	3.04	%^

Portfolio turnover rate	53%	80%	41%	75%	22%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.54%	.56%	.64%	.62%	.60	%^

See footnote summary on page 266.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 217

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2030 Fund
Class A
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 11.86	$ 11.56	$ 10.50	$ 10.39	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.23	.27	.19	.21	.08

Net realized and unrealized gain (loss) on investment transactions	(.05	)*	.64	1.11	.04	.47

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.18	.91	1.30	.25	.55

Less: Dividends and Distributions

Dividends from net investment income	(.24)	(.25)	(.15)	(.13)	(.16)

Distributions from net realized gain on investment transactions	(.62)	(.36)	(.09)	(.01)	– 0	–

Total dividends and distributions	(.86)	(.61)	(.24)	(.14)	(.16)

Net asset value, end of period	$ 11.18	$ 11.86	$ 11.56	$ 10.50	$ 10.39

Total Return

Total investment return based on net asset value(e)	2.44%	7.99%	12.65%	2.52%	5.49%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$7,565	$7,179	$5,956	$8,554	$317

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.39%	.42%	.48%	.48%	.49	%^

Expenses, before waivers/reimbursements(f)‡	.72%	.75%	.83%	.97%	18.85	%^

Net investment income(c)	2.08%	2.27%	1.75%	2.14%	1.18	%^

Portfolio turnover rate	52%	73%	48%	72%	35%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.51%	.53%	.63%	.62%	.64	%^

See footnote summary on page 266.

218 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2030 Fund
Class C
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 11.74	$ 11.43	$ 10.42	$ 10.35	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.16	.16	.13	.12	.12

Net realized and unrealized gain (loss) on investment transactions	(.06	)*	.65	1.08	.07	.38

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.10	.81	1.21	.19	.50

Less: Dividends and Distributions

Dividends from net investment income	(.20)	(.14)	(.11)	(.11)	(.15)

Distributions from net realized gain on investment transactions	(.62)	(.36)	(.09)	(.01)	– 0	–

Total dividends and distributions	(.82)	(.50)	(.20)	(.12)	(.15)

Net asset value, end of period	$ 11.02	$ 11.74	$ 11.43	$ 10.42	$ 10.35

Total Return

Total investment return based on net asset value(e)	1.72%	7.10%	11.86%	1.86%	5.04%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,831	$1,212	$951	$911	$20

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	1.13%	1.18%	1.23%	1.23%	1.24	%^

Expenses, before waivers/reimbursements(f)‡	1.48%	1.51%	1.59%	1.83%	25.83	%^

Net investment income(c)	1.46%	1.41%	1.20%	1.17%	1.88	%^

Portfolio turnover rate	52%	73%	48%	72%	35%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.51%	.53%	.63%	.62%	.64	%^

See footnote summary on page 266.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2030 Fund
Advisor Class
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 11.89	$ 11.59	$ 10.55	$ 10.41	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.27	.30	.24	.25	.12

Net realized and unrealized gain (loss) on investment transactions	(.07	)*	.64	1.09	.04	.45

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.20	.94	1.33	.29	.57

Less: Dividends and Distributions

Dividends from net investment income	(.28)	(.28)	(.20)	(.14)	(.16)

Distributions from net realized gain on investment transactions	(.62)	(.36)	(.09)	(.01)	– 0	–

Total dividends and distributions	(.90)	(.64)	(.29)	(.15)	(.16)

Net asset value, end of period	$ 11.19	$ 11.89	$ 11.59	$ 10.55	$ 10.41

Total Return

Total investment return based on net asset value(e)	2.67%	8.21%	12.95%	2.82%	5.71%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$8,129	$1,052	$924	$702	$50

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.13%	.17%	.23%	.23%	.24	%^

Expenses, before waivers/reimbursements(f)‡	.47%	.50%	.58%	.70%	18.70	%^

Net investment income(c)	2.50%	2.56%	2.25%	2.54%	1.82	%^

Portfolio turnover rate	52%	73%	48%	72%	35%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.51%	.53%	.63%	.62%	.64	%^

See footnote summary on page 266.

220 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2030 Fund
Class R
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 11.58	$ 11.31	$ 10.29	$ 10.20	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.23	.26	.20	.18	.10

Net realized and unrealized gain (loss) on investment transactions	(.09	)*	.60	1.04	.05	.43

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.14	.86	1.24	.23	.53

Less: Dividends and Distributions

Dividends from net investment income	(.24)	(.23)	(.13)	(.13)	(.33)

Distributions from net realized gain on investment transactions	(.62)	(.36)	(.09)	(.01)	– 0	–

Total dividends and distributions	(.86)	(.59)	(.22)	(.14)	(.33)

Net asset value, end of period	$ 10.86	$ 11.58	$ 11.31	$ 10.29	$ 10.20

Total Return

Total investment return based on net asset value(e)	2.08%	7.71%	12.29%	2.32%	5.35%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,953	$1,819	$1,300	$1,866	$380

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.63%	.67%	.73%	.73%	.74	%^

Expenses, before waivers/reimbursements(f)‡	1.14%	1.16%	1.15%	1.40%	8.24	%^

Net investment income(c)	2.20%	2.22%	1.89%	1.89%	1.70	%^

Portfolio turnover rate	52%	73%	48%	72%	35%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.51%	.53%	.63%	.62%	.64	%^

See footnote summary on page 266.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2030 Fund
Class K
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 11.61	$ 11.33	$ 10.32	$ 10.21	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.24	.27	.21	.20	.08

Net realized and unrealized gain (loss) on investment transactions	(.06	)*	.62	1.06	.06	.46

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.18	.89	1.27	.26	.54

Less: Dividends and Distributions

Dividends from net investment income	(.24)	(.25)	(.17)	(.14)	(.33)

Distributions from net realized gain on investment transactions	(.62)	(.36)	(.09)	(.01)	– 0	–

Total dividends and distributions	(.86)	(.61)	(.26)	(.15)	(.33)

Net asset value, end of period	$ 10.93	$ 11.61	$ 11.33	$ 10.32	$ 10.21

Total Return

Total investment return based on net asset value(e)	2.46%	7.92%	12.61%	2.60%	5.47%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$112,863	$111,934	$88,325	$70,952	$7,785

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.39%	.42%	.48%	.48%	.49	%^

Expenses, before waivers/reimbursements(f)‡	.82%	.86%	.89%	1.06%	7.09	%^

Net investment income(c)	2.18%	2.34%	1.94%	2.08%	1.28	%^

Portfolio turnover rate	52%	73%	48%	72%	35%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.51%	.53%	.63%	.62%	.64	%^

See footnote summary on page 266.

222 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2030 Fund
Class I
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 11.66	$ 11.36	$ 10.35	$ 10.23	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.27	.27	.24	.24	.18

Net realized and unrealized gain (loss) on investment transactions	(.08	)*	.66	1.07	.03	.38

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.19	.93	1.31	.27	.56

Less: Dividends and Distributions

Dividends from net investment income	(.27)	(.27)	(.21)	(.14)	(.33)

Distributions from net realized gain on investment transactions	(.62)	(.36)	(.09)	(.01)	– 0	–

Total dividends and distributions	(.89)	(.63)	(.30)	(.15)	(.33)

Net asset value, end of period	$ 10.96	$ 11.66	$ 11.36	$ 10.35	$ 10.23

Total Return

Total investment return based on net asset value(e)	2.63%	8.27%	12.94%	2.75%	5.69%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,278	$1,798	$4,288	$2,682	$994

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.14%	.18%	.23%	.23%	.24	%^

Expenses, before waivers/reimbursements(f)‡	.50%	.53%	.57%	.80%	22.26	%^

Net investment income(c)	2.51%	2.28%	2.26%	2.42%	2.90	%^

Portfolio turnover rate	52%	73%	48%	72%	35%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.51%	.53%	.63%	.62%	.64	%^

See footnote summary on page 266.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 223

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2030 Fund
Class Z
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 11.64	$ 11.36	$ 10.35	$ 10.23	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.23	.25	.23	.21	.18

Net realized and unrealized gain (loss) on investment transactions	(.04	)*	.68	1.08	.06	.38

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.19	.93	1.31	.27	.56

Less: Dividends and Distributions

Dividends from net investment income	(.28)	(.29)	(.21)	(.14)	(.33)

Distributions from net realized gain on investment transactions	(.62)	(.36)	(.09)	(.01)	– 0	–

Total dividends and distributions	(.90)	(.65)	(.30)	(.15)	(.33)

Net asset value, end of period	$ 10.93	$ 11.64	$ 11.36	$ 10.35	$ 10.23

Total Return

Total investment return based on net asset value(e)	2.66%	8.29%	12.99%	2.74%	5.69%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$396	$101	$17	$11	$11

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.13%	.16%	.23%	.23%	.24	%^

Expenses, before waivers/reimbursements(f)‡	.41%	.44%	.48%	.95%	22.28	%^

Net investment income(c)	2.16%	2.19%	2.19%	2.11%	2.88	%^

Portfolio turnover rate	52%	73%	48%	72%	35%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.51%	.53%	.63%	.62%	.64	%^

See footnote summary on page 266.

224 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2035 Fund
Class A
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 12.20	$ 11.76	$ 10.47	$ 10.44	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.23	.26	.17	.18	.07

Net realized and unrealized gain (loss) on investment transactions	(.06	)*	.80	1.31	.00	(d)	.56

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.17	1.06	1.48	.18	.63

Less: Dividends and Distributions

Dividends from net investment income	(.22)	(.25)	(.11)	(.15)	(.19)

Distributions from net realized gain on investment transactions	(.70)	(.37)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.92)	(.62)	(.19)	(.15)	(.19)

Net asset value, end of period	$ 11.45	$ 12.20	$ 11.76	$ 10.47	$ 10.44

Total Return

Total investment return based on net asset value(e)	2.46%	9.07%	14.39%	1.79%	6.34%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,539	$5,463	$4,670	$7,259	$288

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.39%	.42%	.48%	.49%	.49	%^

Expenses, before waivers/reimbursements(f)‡	.76%	.81%	.91%	1.13%	14.64	%^

Net investment income(c)	2.00%	2.17%	1.56%	1.79%	1.09	%^

Portfolio turnover rate	54%	71%	38%	74%	17%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.49%	.53%	.65%	.62%	.63	%^

See footnote summary on page 266.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 225

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2035 Fund
Class C
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 12.08	$ 11.60	$ 10.38	$ 10.40	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.13	.16	.13	.08	.05

Net realized and unrealized gain (loss) on investment transactions	(.04	)*	.79	1.25	.02	.54

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.09	.95	1.38	.10	.59

Less: Dividends and Distributions

Dividends from net investment income	(.18)	(.10)	(.08)	(.12)	(.19)

Distributions from net realized gain on investment transactions	(.70)	(.37)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.88)	(.47)	(.16)	(.12)	(.19)

Net asset value, end of period	$ 11.29	$ 12.08	$ 11.60	$ 10.38	$ 10.40

Total Return

Total investment return based on net asset value(e)	1.68%	8.22%	13.53%	.98%	5.90%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,452	$673	$604	$959	$65

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	1.13%	1.18%	1.23%	1.24%	1.24	%^

Expenses, before waivers/reimbursements(f)‡	1.53%	1.57%	1.68%	2.00%	19.46	%^

Net investment income(c)	1.15%	1.36%	1.22%	.84%	.76	%^

Portfolio turnover rate	54%	71%	38%	74%	17%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.49%	.53%	.65%	.62%	.63	%^

See footnote summary on page 266.

226 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2035 Fund
Advisor Class
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 12.25	$ 11.80	$ 10.55	$ 10.45	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.27	.31	.23	.20	.07

Net realized and unrealized gain (loss) on investment transactions	(.07	)*	.78	1.28	.02	.57

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.20	1.09	1.51	.22	.64

Less: Dividends and Distributions

Dividends from net investment income	(.26)	(.27)	(.18)	(.12)	(.19)

Distributions from net realized gain on investment transactions	(.70)	(.37)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.96)	(.64)	(.26)	(.12)	(.19)

Net asset value, end of period	$ 11.49	$ 12.25	$ 11.80	$ 10.55	$ 10.45

Total Return

Total investment return based on net asset value(e)	2.74%	9.37%	14.59%	2.12%	6.46%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,673	$456	$535	$450	$171

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.13%	.18%	.23%	.24%	.24	%^

Expenses, before waivers/reimbursements(f)‡	.52%	.56%	.67%	.99%	21.13	%^

Net investment income(c)	2.38%	2.57%	2.07%	2.03%	1.16	%^

Portfolio turnover rate	54%	71%	38%	74%	17%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.49%	.53%	.65%	.62%	.63	%^
See footnote summary on page 266.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2035 Fund
Class R
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 11.87	$ 11.47	$ 10.25	$ 10.25	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.23	.25	.17	.15	.10

Net realized and unrealized gain (loss) on investment transactions	(.09	)*	.74	1.25	.00	(d)	.51

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.14	.99	1.42	.15	.61

Less: Dividends and Distributions

Dividends from net investment income	(.22)	(.22)	(.12)	(.15)	(.36)

Distributions from net realized gain on investment transactions	(.70)	(.37)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.92)	(.59)	(.20)	(.15)	(.36)

Net asset value, end of period	$ 11.09	$ 11.87	$ 11.47	$ 10.25	$ 10.25

Total Return

Total investment return based on net asset value(e)	2.26%	8.75%	14.07%	1.49%	6.22%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,359	$1,238	$1,709	$1,396	$216

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.63%	.68%	.73%	.74%	.74	%^

Expenses, before waivers/reimbursements(f)‡	1.13%	1.18%	1.12%	1.46%	9.15	%^

Net investment income(c)	2.08%	2.08%	1.60%	1.57%	1.62	%^

Portfolio turnover rate	54%	71%	38%	74%	17%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.49%	.53%	.65%	.62%	.63	%^

See footnote summary on page 266.

228 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2035 Fund
Class K
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 11.93	$ 11.51	$ 10.29	$ 10.26	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.22	.26	.19	.17	.07

Net realized and unrealized gain (loss) on investment transactions	(.05	)*	.78	1.26	.01	.56

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.17	1.04	1.45	.18	.63

Less: Dividends and Distributions

Dividends from net investment income	(.22)	(.25)	(.15)	(.15)	(.37)

Distributions from net realized gain on investment transactions	(.70)	(.37)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.92)	(.62)	(.23)	(.15)	(.37)

Net asset value, end of period	$ 11.18	$ 11.93	$ 11.51	$ 10.29	$ 10.26

Total Return

Total investment return based on net asset value(e)	2.47%	9.12%	14.34%	1.85%	6.34%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$110,926	$112,028	$79,677	$58,198	$6,768

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.39%	.42%	.48%	.49%	.49	%^

Expenses, before waivers/reimbursements(f)‡	.83%	.87%	.93%	1.17%	6.39	%^

Net investment income(c)	2.00%	2.20%	1.77%	1.72%	1.16	%^

Portfolio turnover rate	54%	71%	38%	74%	17%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.49%	.53%	.65%	.62%	.63	%^

See footnote summary on page 266.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 229

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2035 Fund
Class I
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 12.09	$ 11.54	$ 10.32	$ 10.28	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.26	.12	.23	.20	.17

Net realized and unrealized gain (loss) on investment transactions	(.07	)*	.95	1.25	.00	(d)	.48

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.19	1.07	1.48	.20	.65

Less: Dividends and Distributions

Dividends from net investment income	(.26)	(.15)	(.18)	(.16)	(.37)

Distributions from net realized gain on investment transactions	(.70)	(.37)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.96)	(.52)	(.26)	(.16)	(.37)

Net asset value, end of period	$ 11.32	$ 12.09	$ 11.54	$ 10.32	$ 10.28

Total Return

Total investment return based on net asset value(e)	2.67%	9.33%	14.64%	2.01%	6.56%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,365	$290	$4,280	$3,084	$1,001

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.13%	.21%	.23%	.24%	.24	%^

Expenses, before waivers/reimbursements(f)‡	.51%	.47%	.62%	.91%	22.51	%^

Net investment income(c)	2.37%	.99%	2.14%	2.10%	2.65	%^

Portfolio turnover rate	54%	71%	38%	74%	17%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.49%	.53%	.65%	.62%	.63	%^

See footnote summary on page 266.

230 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2035 Fund
Class Z
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 11.94	$ 11.53	$ 10.32	$ 10.28	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.13	.27	.22	.17	.17

Net realized and unrealized gain on investment transactions	.05	.80	1.26	.03	.48

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.18	1.07	1.48	.20	.65

Less: Dividends and Distributions

Dividends from net investment income	(.26)	(.29)	(.19)	(.16)	(.37)

Distributions from net realized gain on investment transactions	(.70)	(.37)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.96)	(.66)	(.27)	(.16)	(.37)

Net asset value, end of period	$ 11.16	$ 11.94	$ 11.53	$ 10.32	$ 10.28

Total Return

Total investment return based on net asset value(e)	2.67%	9.37%	14.62%	2.00%	6.56%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,646	$36	$24	$11	$12

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.13%	.17%	.23%	.24%	.24	%^

Expenses, before waivers/reimbursements(f)‡	.45%	.45%	.52%	1.16%	22.53	%^

Net investment income(c)	1.19%	2.28%	2.06%	1.77%	2.64	%^

Portfolio turnover rate	54%	71%	38%	74%	17%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.49%	.53%	.65%	.62%	.63	%^

See footnote summary on page 266.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2040 Fund
Class A
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 12.34	$ 11.80	$ 10.40	$ 10.42	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.20	.23	.13	.14	.11

Net realized and unrealized gain (loss) on investment transactions	(.09	)*	.91	1.43	(.01	)*	.58

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.11	1.14	1.56	.13	.69

Less: Dividends and Distributions

Dividends from net investment income	(.20)	(.20)	(.08)	(.15)	(.27)

Distributions from net realized gain on investment transactions	(.93)	(.40)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(1.13)	(.60)	(.16)	(.15)	(.27)

Net asset value, end of period	$ 11.32	$ 12.34	$ 11.80	$ 10.40	$ 10.42

Total Return

Total investment return based on net asset value(e)	2.23%	9.81%	15.22%	1.28%	6.92%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,054	$4,072	$4,051	$6,816	$77

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.40%	.45%	.52%	.52%	.53	%^

Expenses, before waivers/reimbursements(f)‡	.91%	.97%	1.03%	1.18%	23.89	%^

Net investment income(c)	1.80%	1.89%	1.17%	1.45%	1.69	%^

Portfolio turnover rate	49%	85%	46%	69%	16%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.47%	.53%	.66%	.63%	.64	%^

See footnote summary on page 266.

232 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2040 Fund
Class C
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 12.21	$ 11.65	$ 10.33	$ 10.39	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.10	.14	.10	.03	.09

Net realized and unrealized gain (loss) on investment transactions	(.08	)*	.90	1.37	.01	.56

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.02	1.04	1.47	.04	.65

Less: Dividends and Distributions

Dividends from net investment income	(.15)	(.08)	(.07)	(.10)	(.26)

Distributions from net realized gain on investment transactions	(.93)	(.40)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(1.08)	(.48)	(.15)	(.10)	(.26)

Net asset value, end of period	$ 11.15	$ 12.21	$ 11.65	$ 10.33	$ 10.39

Total Return

Total investment return based on net asset value(e)	1.46%	8.98%	14.43%	.44%	6.57%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$948	$584	$398	$844	$26

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	1.14%	1.19%	1.27%	1.27%	1.28	%^

Expenses, before waivers/reimbursements(f)‡	1.67%	1.73%	1.81%	2.03%	30.19	%^

Net investment income(c)	.90%	1.19%	.95%	.35%	1.35	%^

Portfolio turnover rate	49%	85%	46%	69%	16%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.47%	.53%	.66%	.63%	.64	%^

See footnote summary on page 266.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 233

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2040 Fund
Advisor Class
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 12.40	$ 11.85	$ 10.49	$ 10.45	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.24	.25	.20	.16	.15

Net realized and unrealized gain (loss) on investment transactions	(.11	)*	.93	1.40	(.02	)*	.57

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.13	1.18	1.60	.14	.72

Less: Dividends and Distributions

Dividends from net investment income	(.24)	(.23)	(.16)	(.10)	(.27)

Distributions from net realized gain on investment transactions	(.93)	(.40)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(1.17)	(.63)	(.24)	(.10)	(.27)

Net asset value, end of period	$ 11.36	$ 12.40	$ 11.85	$ 10.49	$ 10.45

Total Return

Total investment return based on net asset value(e)	2.43%	10.10%	15.54%	1.40%	7.24%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,291	$541	$459	$268	$15

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.14%	.19%	.27%	.27%	.28	%^

Expenses, before waivers/reimbursements(f)‡	.67%	.72%	.81%	.89%	29.08	%^

Net investment income(c)	2.14%	2.08%	1.80%	1.58%	2.33	%^

Portfolio turnover rate	49%	85%	46%	69%	16%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.47%	.53%	.66%	.63%	.64	%^

See footnote summary on page 266.

234 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2040 Fund
Class R
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 12.02	$ 11.49	$ 10.18	$ 10.24	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.19	.22	.14	.13	.11

Net realized and unrealized gain (loss) on investment transactions	(.11	)*	.87	1.36	(.04	)*	.57

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.08	1.09	1.50	.09	.68

Less: Dividends and Distributions

Dividends from net investment income	(.20)	(.16)	(.11)	(.15)	(.44)

Distributions from net realized gain on investment transactions	(.93)	(.40)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(1.13)	(.56)	(.19)	(.15)	(.44)

Net asset value, end of period	$ 10.97	$ 12.02	$ 11.49	$ 10.18	$ 10.24

Total Return

Total investment return based on net asset value(e)	2.02%	9.62%	14.92%	.92%	6.91%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,759	$1,314	$1,508	$1,224	$36

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.64%	.70%	.77%	.77%	.78	%^

Expenses, before waivers/reimbursements(f)‡	1.27%	1.32%	1.28%	1.45%	14.63	%^

Net investment income(c)	1.77%	1.85%	1.29%	1.33%	1.71	%^

Portfolio turnover rate	49%	85%	46%	69%	16%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.47%	.53%	.66%	.63%	.64	%^

See footnote summary on page 266.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 235

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2040 Fund
Class K
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 12.06	$ 11.55	$ 10.22	$ 10.25	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.20	.22	.17	.13	.06

Net realized and unrealized gain (loss) on investment transactions	(.10	)*	.90	1.37	(.01	)*	.63

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.10	1.12	1.54	.12	.69

Less: Dividends and Distributions

Dividends from net investment income	(.19)	(.21)	(.13)	(.15)	(.44)

Distributions from net realized gain on investment transactions	(.93)	(.40)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(1.12)	(.61)	(.21)	(.15)	(.44)

Net asset value, end of period	$ 11.04	$ 12.06	$ 11.55	$ 10.22	$ 10.25

Total Return

Total investment return based on net asset value(e)	2.21%	9.77%	15.30%	1.23%	7.03%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$69,247	$66,476	$53,902	$46,834	$8,623

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.40%	.44%	.52%	.52%	.53	%^

Expenses, before waivers/reimbursements(f)‡	.96%	1.03%	1.06%	1.30%	5.69	%^

Net investment income(c)	1.81%	1.88%	1.56%	1.38%	1.03	%^

Portfolio turnover rate	49%	85%	46%	69%	16%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.47%	.53%	.66%	.63%	.64	%^

See footnote summary on page 266.

236 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2040 Fund
Class I
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 12.15	$ 11.57	$ 10.25	$ 10.27	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.24	.12	.19	.19	.15

Net realized and unrealized gain (loss) on investment transactions	(.12	)*	1.03	1.37	(.05	)*	.56

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.12	1.15	1.56	.14	.71

Less: Dividends and Distributions

Dividends from net investment income	(.23)	(.17)	(.16)	(.16)	(.44)

Distributions from net realized gain on investment transactions	(.93)	(.40)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(1.16)	(.57)	(.24)	(.16)	(.44)

Net asset value, end of period	$ 11.11	$ 12.15	$ 11.57	$ 10.25	$ 10.27

Total Return

Total investment return based on net asset value(e)	2.47%	10.08%	15.52%	1.40%	7.25%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$686	$369	$3,644	$2,140	$1,008

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.14%	.23%	.27%	.27%	.28	%^

Expenses, before waivers/reimbursements(f)‡	.64%	.63%	.73%	1.11%	18.71	%^

Net investment income(c)	2.22%	.98%	1.75%	2.00%	2.44	%^

Portfolio turnover rate	49%	85%	46%	69%	16%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.47%	.53%	.66%	.63%	.64	%^

See footnote summary on page 266.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 237

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2040 Fund
Class Z
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 12.08	$ 11.57	$ 10.25	$ 10.27	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.20	.25	.19	.14	.04

Net realized and unrealized gain (loss) on investment transactions	(.08	)*	.91	1.38	.00	(d)	.67

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.12	1.16	1.57	.14	.71

Less: Dividends and Distributions

Dividends from net investment income	(.24)	(.25)	(.17)	(.16)	(.44)

Distributions from net realized gain on investment transactions	(.93)	(.40)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(1.17)	(.65)	(.25)	(.16)	(.44)

Net asset value, end of period	$ 11.03	$ 12.08	$ 11.57	$ 10.25	$ 10.27

Total Return

Total investment return based on net asset value(e)	2.45%	10.14%	15.59%	1.38%	7.25%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,967	$681	$600	$519	$522

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.14%	.19%	.27%	.27%	.28	%^

Expenses, before waivers/reimbursements(f)‡	.55%	.60%	.64%	1.29%	16.54	%^

Net investment income(c)	1.87%	2.10%	1.79%	1.46%	.68	%^

Portfolio turnover rate	49%	85%	46%	69%	16%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.47%	.53%	.66%	.63%	.64	%^

See footnote summary on page 266.

238 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2045 Fund
Class A
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 12.56	$ 11.92	$ 10.43	$ 10.51	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.20	.21	.13	.15	.12

Net realized and unrealized gain (loss) on investment transactions	(.10	)*	1.00	1.49	(.08	)*	.60

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.10	1.21	1.62	.07	.72

Less: Dividends and Distributions

Dividends from net investment income	(.20)	(.18)	(.07)	(.14)	(.21)

Distributions from net realized gain on investment transactions	(.90)	(.39)	(.06)	(.01)	– 0	–

Total dividends and distributions	(1.10)	(.57)	(.13)	(.15)	(.21)

Net asset value, end of period	$ 11.56	$ 12.56	$ 11.92	$ 10.43	$ 10.51

Total Return

Total investment return based on net asset value(e)	2.18%	10.29%	15.71%	.76%	7.21%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,305	$3,253	$3,016	$5,107	$111

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.40%	.44%	.50%	.52%	.54	%^

Expenses, before waivers/reimbursements(f)‡	.99%	1.10%	1.26%	1.50%	28.43	%^

Net investment income(c)	1.77%	1.73%	1.19%	1.48%	1.96	%^

Portfolio turnover rate	48%	77%	39%	67%	14%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.46%	.52%	.66%	.65%	.63	%^

See footnote summary on page 266.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 239

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2045 Fund
Class C
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 12.49	$ 11.87	$ 10.43	$ 10.47	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.12	.12	.09	.04	.01

Net realized and unrealized gain (loss) on investment transactions	(.08	)*	.98	1.45	(.05	)*	.66

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase (decrease) in net asset value from operations	.04	1.10	1.54	(.01)	.67

Less: Dividends and Distributions

Dividends from net investment income	(.12)	(.09)	(.04)	(.02)	(.20)

Distributions from net realized gain on investment transactions	(.90)	(.39)	(.06)	(.01)	– 0	–

Total dividends and distributions	(1.02)	(.48)	(.10)	(.03)	(.20)

Net asset value, end of period	$ 11.51	$ 12.49	$ 11.87	$ 10.43	$ 10.47

Total Return

Total investment return based on net asset value(e)	1.48%	9.35%	14.91%	(.05)%	6.76%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$222	$268	$275	$289	$84

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	1.15%	1.19%	1.25%	1.27%	1.29	%^

Expenses, before waivers/reimbursements(f)‡	1.76%	1.86%	2.04%	2.74%	27.00	%^

Net investment income(c)	1.06%	1.00%	.81%	.45%	.14	%^

Portfolio turnover rate	48%	77%	39%	67%	14%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.46%	.52%	.66%	.65%	.63	%^

See footnote summary on page 266.

240 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2045 Fund
Advisor Class
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 12.66	$ 12.01	$ 10.54	$ 10.53	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.23	.24	.18	.18	.15

Net realized and unrealized gain (loss) on investment transactions	(.10	)*	1.01	1.49	(.09	)*	.59

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.13	1.25	1.67	.09	.74

Less: Dividends and Distributions

Dividends from net investment income	(.25)	(.21)	(.14)	(.07)	(.21)

Distributions from net realized gain on investment transactions	(.90)	(.39)	(.06)	(.01)	– 0	–

Total dividends and distributions	(1.15)	(.60)	(.20)	(.08)	(.21)

Net asset value, end of period	$ 11.64	$ 12.66	$ 12.01	$ 10.54	$ 10.53

Total Return

Total investment return based on net asset value(e)	2.46%	10.57%	16.09%	.86%	7.43%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,614	$51	$32	$53	$11

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.15%	.19%	.25%	.27%	.29	%^

Expenses, before waivers/reimbursements(f)‡	.77%	.85%	1.02%	1.39%	29.40	%^

Net investment income(c)	2.03%	1.94%	1.63%	1.81%	2.35	%^

Portfolio turnover rate	48%	77%	39%	67%	14%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.46%	.52%	.66%	.65%	.63	%^

See footnote summary on page 266.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 241

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2045 Fund
Class R
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 12.17	$ 11.59	$ 10.20	$ 10.32	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.19	.22	.14	.13	.10

Net realized and unrealized gain (loss) on investment transactions	(.11	)*	.93	1.41	(.09	)*	.60

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.08	1.15	1.55	.04	.70

Less: Dividends and Distributions

Dividends from net investment income	(.16)	(.18)	(.10)	(.15)	(.38)

Distributions from net realized gain on investment transactions	(.90)	(.39)	(.06)	(.01)	– 0	–

Total dividends and distributions	(1.06)	(.57)	(.16)	(.16)	(.38)

Net asset value, end of period	$ 11.19	$ 12.17	$ 11.59	$ 10.20	$ 10.32

Total Return

Total investment return based on net asset value(e)	1.95%	10.00%	15.44%	.41%	7.10%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$700	$351	$2,174	$1,836	$63

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.65%	.70%	.75%	.77%	.79	%^

Expenses, before waivers/reimbursements(f)‡	1.34%	1.37%	1.33%	1.60%	15.63	%^

Net investment income(c)	1.74%	1.79%	1.28%	1.33%	1.53	%^

Portfolio turnover rate	48%	77%	39%	67%	14%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.46%	.52%	.66%	.65%	.63	%^

See footnote summary on page 266.

242 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2045 Fund
Class K
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 12.24	$ 11.65	$ 10.24	$ 10.34	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.19	.21	.16	.13	.06

Net realized and unrealized gain (loss) on investment transactions	(.09	)*	.97	1.44	(.07	)*	.66

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.10	1.18	1.60	.06	.72

Less: Dividends and Distributions

Dividends from net investment income	(.21)	(.20)	(.13)	(.15)	(.38)

Distributions from net realized gain on investment transactions	(.90)	(.39)	(.06)	(.01)	– 0	–

Total dividends and distributions	(1.11)	(.59)	(.19)	(.16)	(.38)

Net asset value, end of period	$ 11.23	$ 12.24	$ 11.65	$ 10.24	$ 10.34

Total Return

Total investment return based on net asset value(e)	2.16%	10.24%	15.88%	.62%	7.32%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$63,637	$60,923	$44,736	$34,012	$6,077

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.40%	.44%	.50%	.52%	.54	%^

Expenses, before waivers/reimbursements(f)‡	1.01%	1.09%	1.16%	1.57%	7.63	%^

Net investment income(c)	1.69%	1.76%	1.47%	1.32%	.93	%^

Portfolio turnover rate	48%	77%	39%	67%	14%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.46%	.52%	.66%	.65%	.63	%^

See footnote summary on page 266.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 243

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2045 Fund
Class I
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 12.36	$ 11.67	$ 10.27	$ 10.34	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.23	.10	.18	.17	.15

Net realized and unrealized gain (loss) on investment transactions	(.11	)*	1.12	1.44	(.08	)*	.57

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.12	1.22	1.62	.09	.72

Less: Dividends and Distributions

Dividends from net investment income	(.25)	(.14)	(.16)	(.15)	(.38)

Distributions from net realized gain on investment transactions	(.90)	(.39)	(.06)	(.01)	– 0	–

Total dividends and distributions	(1.15)	(.53)	(.22)	(.16)	(.38)

Net asset value, end of period	$ 11.33	$ 12.36	$ 11.67	$ 10.27	$ 10.34

Total Return

Total investment return based on net asset value(e)	2.38%	10.55%	16.08%	.97%	7.34%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$505	$317	$3,830	$2,319	$1,009

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.15%	.22%	.25%	.27%	.29	%^

Expenses, before waivers/reimbursements(f)‡	.69%	.68%	.84%	1.41%	23.10	%^

Net investment income(c)	2.02%	.76%	1.66%	1.79%	2.36	%^

Portfolio turnover rate	48%	77%	39%	67%	14%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.46%	.52%	.66%	.65%	.63	%^

See footnote summary on page 266.

244 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2045 Fund
Class Z
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 12.25	$ 11.66	$ 10.27	$ 10.34	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.18	.24	.19	.14	.06

Net realized and unrealized gain (loss) on investment transactions	(.06	)*	.98	1.43	(.05	)*	.66

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.12	1.22	1.62	.09	.72

Less: Dividends and Distributions

Dividends from net investment income	(.26)	(.24)	(.17)	(.15)	(.38)

Distributions from net realized gain on investment transactions	(.90)	(.39)	(.06)	(.01)	– 0	–

Total dividends and distributions	(1.16)	(.63)	(.23)	(.16)	(.38)

Net asset value, end of period	$ 11.21	$ 12.25	$ 11.66	$ 10.27	$ 10.34

Total Return

Total investment return based on net asset value(e)	2.40%	10.60%	16.05%	.96%	7.34%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,793	$440	$369	$316	$346

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.15%	.19%	.25%	.27%	.29	%^

Expenses, before waivers/reimbursements(f)‡	.61%	.66%	.76%	1.78%	16.19	%^

Net investment income(c)	1.59%	1.99%	1.74%	1.41%	.96	%^

Portfolio turnover rate	48%	77%	39%	67%	14%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.46%	.52%	.66%	.65%	.63	%^

See footnote summary on page 266.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 245

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2050 Fund
Class A
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 12.80	$ 12.13	$ 10.49	$ 10.49	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.20	.21	.14	.11	.09

Net realized and unrealized gain (loss) on investment transactions	(.07	)*	1.02	1.55	(.03	)*	.61

Net increase in net asset value from operations	.13	1.23	1.69	.08	.70

Less: Dividends and Distributions

Dividends from net investment income	(.16)	(.08)	– 0	–	(.07)	(.21)

Distributions from net realized gain on investment transactions	(.72)	(.48)	(.05)	(.01)	– 0	–

Total dividends and distributions	(.88)	(.56)	(.05)	(.08)	(.21)

Net asset value, end of period	$ 12.05	$ 12.80	$ 12.13	$ 10.49	$ 10.49

Total Return

Total investment return based on net asset value(e)	2.07%	10.25%	16.19%	.80%	7.06%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,386	$1,145	$1,035	$1,206	$66

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.40%	.44%	.51%	.52%	.53	%^

Expenses, before waivers/reimbursements(f)‡	1.58%	2.39%	3.04%	4.64%	36.42	%^

Net investment income(c)	1.68%	1.65%	1.26%	1.13%	1.37	%^

Portfolio turnover rate	46%	79%	46%	69%	16%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.46%	.52%	.68%	.65%	.63	%^

See footnote summary on page 266.

246 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2050 Fund
Class C
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 12.61	$ 11.98	$ 10.44	$ 10.44	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.11	.12	.07	.03	.09

Net realized and unrealized gain (loss) on investment transactions	(.05	)*	.99	1.52	(.02	)*	.56

Net increase in net asset value from operations	.06	1.11	1.59	.01	.65

Less: Dividends and Distributions

Dividends from net investment income	(.06)	– 0	–	– 0	–	– 0	–	(.21)

Distributions from net realized gain on investment transactions	(.72)	(.48)	(.05)	(.01)	– 0	–

Total dividends and distributions	(.78)	(.48)	(.05)	(.01)	(.21)

Net asset value, end of period	$ 11.89	$ 12.61	$ 11.98	$ 10.44	$ 10.44

Total Return

Total investment return based on net asset value(e)	1.36%	9.38%	15.30%	.07%	6.51%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$86	$73	$81	$50	$11

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	1.15%	1.20%	1.25%	1.27%	1.28	%^

Expenses, before waivers/reimbursements(f)‡	2.38%	3.20%	3.89%	5.86%	41.11	%^

Net investment income(c)	.91%	.97%	.66%	.27%	1.39	%^

Portfolio turnover rate	46%	79%	46%	69%	16%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.46%	.52%	.68%	.65%	.63	%^
See footnote summary on page 266.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 247

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2050 Fund
Advisor Class
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 12.86	$ 12.21	$ 10.60	$ 10.50	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.23	.23	.18	.14	.15

Net realized and unrealized gain (loss) on investment transactions	(.07	)*	1.04	1.55	(.03	)*	.56

Net increase in net asset value from operations	.16	1.27	1.73	.11	.71

Less: Dividends and Distributions

Dividends from net investment income	(.23)	(.14)	(.07)	– 0	–	(.21)

Distributions from net realized gain on investment transactions	(.72)	(.48)	(.05)	(.01)	– 0	–

Total dividends and distributions	(.95)	(.62)	(.12)	(.01)	(.21)

Net asset value, end of period	$ 12.07	$ 12.86	$ 12.21	$ 10.60	$ 10.50

Total Return

Total investment return based on net asset value(e)	2.36%	10.50%	16.51%	1.02%	7.18%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,188	$257	$118	$66	$11

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.15%	.19%	.25%	.27%	.28	%^

Expenses, before waivers/reimbursements(f)‡	1.33%	2.12%	2.80%	4.28%	40.13	%^

Net investment income(c)	1.97%	1.84%	1.58%	1.44%	2.38	%^

Portfolio turnover rate	46%	79%	46%	69%	16%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.46%	.52%	.68%	.65%	.63	%^

See footnote summary on page 266.

248 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2050 Fund
	Class R
	Year Ended July 31,				December 15, 2014(a) to July 31, 2015
	2019	2018	2017	2016

Net asset value, beginning of period	$ 12.13	$ 11.64	$ 10.21	$ 10.29	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.18	.18	.13	.06	.13

Net realized and unrealized gain (loss) on investment transactions	(.09 )*	.97	1.47	.00 (d)	.55

Net increase in net asset value from operations	.09	1.15	1.60	.06	.68

Less: Dividends and Distributions

Dividends from net investment income	(.19)	(.18)	(.12)	(.13)	(.39)

Distributions from net realized gain on investment transactions	(.72)	(.48)	(.05)	(.01)	– 0	–

Total dividends and distributions	(.91)	(.66)	(.17)	(.14)	(.39)

Net asset value, end of period	$ 11.31	$ 12.13	$ 11.64	$ 10.21	$ 10.29

Total Return

Total investment return based on net asset value(e)	1.86%	9.99%	15.84%	.60%	6.85%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,105	$555	$570	$406	$22

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.65%	.70%	.75%	.77%	.78	%^

Expenses, before waivers/reimbursements(f)‡	1.80%	2.07%	2.26%	2.75%	25.29	%^

Net investment income(c)	1.59%	1.52%	1.22%	.57%	2.03	%^

Portfolio turnover rate	46%	79%	46%	69%	16%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.46%	.52%	.68%	.65%	.63	%^

See footnote summary on page 266.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 249

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2050 Fund
	Class K
	Year Ended July 31,				December 15, 2014(a) to July 31, 2015
	2019	2018	2017	2016

Net asset value, beginning of period	$ 12.17	$ 11.68	$ 10.23	$ 10.30	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.19	.21	.16	.12	.07

Net realized and unrealized gain (loss) on investment transactions	(.08 )*	.97	1.47	(.04 )*	.62

Net increase in net asset value from operations	.11	1.18	1.63	.08	.69

Less: Dividends and Distributions

Dividends from net investment income	(.19)	(.21)	(.13)	(.14)	(.39)

Distributions from net realized gain on investment transactions	(.72)	(.48)	(.05)	(.01)	– 0	–

Total dividends and distributions	(.91)	(.69)	(.18)	(.15)	(.39)

Net asset value, end of period	$ 11.37	$ 12.17	$ 11.68	$ 10.23	$ 10.30

Total Return

Total investment return based on net asset value(e)	2.06%	10.27%	16.15%	.80%	6.97%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$27,497	$25,090	$17,652	$14,486	$1,613

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.40%	.44%	.50%	.52%	.53	%^

Expenses, before waivers/reimbursements(f)‡	1.49%	1.76%	1.99%	2.99%	16.29	%^

Net investment income(c)	1.66%	1.75%	1.50%	1.28%	1.09	%^

Portfolio turnover rate	46%	79%	46%	69%	16%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.46%	.52%	.68%	.65%	.63	%^

See footnote summary on page 266.

250 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2050 Fund
Class I
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 12.46	$ 11.73	$ 10.27	$ 10.32	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.23	.00	(d)	.18	.17	.15

Net realized and unrealized gain (loss) on investment transactions	(.08	)*	1.21	1.49	(.07	)*	.56

Net increase in net asset value from operations	.15	1.21	1.67	.10	.71

Less: Dividends and Distributions

Dividends from net investment income	(.24)	– 0	–	(.16)	(.14)	(.39)

Distributions from net realized gain on investment transactions	(.72)	(.48)	(.05)	(.01)	– 0	–

Total dividends and distributions	(.96)	(.48)	(.21)	(.15)	(.39)

Net asset value, end of period	$ 11.65	$ 12.46	$ 11.73	$ 10.27	$ 10.32

Total Return

Total investment return based on net asset value(e)	2.36%	10.46%	16.51%	1.05%	7.19%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$409	$38	$2,389	$1,421	$1,007

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.15%	.22%	.25%	.27%	.28	%^

Expenses, before waivers/reimbursements(f)‡	1.18%	1.19%	1.66%	3.58%	27.24	%^

Net investment income(c)	2.03%	.03%	1.64%	1.76%	2.39	%^

Portfolio turnover rate	46%	79%	46%	69%	16%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.46%	.52%	.68%	.65%	.63	%^

See footnote summary on page 266.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 251

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2050 Fund
	Class Z
	Year Ended July 31,				December 15, 2014(a) to July 31, 2015
	2019	2018	2017	2016

Net asset value, beginning of period	$ 12.20	$ 11.72	$ 10.27	$ 10.32	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.13	.21	.19	.13	.15

Net realized and unrealized gain (loss) on investment transactions	.01	1.01	1.47	(.03 )*	.56

Net increase in net asset value from operations	.14	1.22	1.66	.10	.71

Less: Dividends and Distributions

Dividends from net investment income	(.24)	(.26)	(.16)	(.14)	(.39)

Distributions from net realized gain on investment transactions	(.72)	(.48)	(.05)	(.01)	– 0	–

Total dividends and distributions	(.96)	(.74)	(.21)	(.15)	(.39)

Net asset value, end of period	$ 11.38	$ 12.20	$ 11.72	$ 10.27	$ 10.32

Total Return

Total investment return based on net asset value(e)	2.36%	10.53%	16.47%	1.04%	7.19%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$964	$52	$12	$11	$11

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.14%	.18%	.25%	.27%	.28	%^

Expenses, before waivers/ reimbursements(f)‡	1.10%	1.34%	1.58%	4.05%	27.28	%^

Net investment income(c)	1.20%	1.72%	1.74%	1.36%	2.38	%^

Portfolio turnover rate	46%	79%	46%	69%	16%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.46%	.52%	.68%	.65%	.63	%^

See footnote summary on page 266.

252 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2055 Fund
Class A
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 12.71	$ 11.99	$ 10.39	$ 10.48	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.20	.21	.14	.12	.11

Net realized and unrealized gain (loss) on investment transactions	(.09	)*	1.02	1.52	(.09	)*	.58

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)

Net increase in net asset value from operations	.11	1.23	1.66	.03	.69

Less: Dividends and Distributions

Dividends from net investment income	(.18)	(.14)	– 0	–	(.11)	(.21)

Distributions from net realized gain on investment transactions	(.76)	(.37)	(.06)	(.01)	– 0	–

Total dividends and distributions	(.94)	(.51)	(.06)	(.12)	(.21)

Net asset value, end of period	$ 11.88	$ 12.71	$ 11.99	$ 10.39	$ 10.48

Total Return

Total investment return based on net asset value(e)	2.00%	10.37%	16.08%	.35%	6.96%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,585	$1,435	$1,094	$931	$25

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.40%	.45%	.51%	.52%	.53	%^

Expenses, before waivers/reimbursements(f)‡	1.48%	1.82%	2.73%	4.64%	22.61	%^

Net investment income(c)	1.72%	1.72%	1.24%	1.19%	1.73	%^

Portfolio turnover rate	47%	73%	40%	71%	16%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.46%	.52%	.68%	.64%	.61	%^

See footnote summary on page 266.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 253

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2055 Fund
Class C
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 12.55	$ 11.80	$ 10.30	$ 10.44	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.11	.09	.05	.08	.09

Net realized and unrealized gain (loss) on investment transactions	(.07	)*	1.03	1.51	(.13	)*	.56

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)

Net increase (decrease) in net asset value from operations	.04	1.12	1.56	(.05)	.65

Less: Dividends and Distributions

Dividends from net investment income	(.09)	– 0	–	– 0	–	(.08)	(.21)

Distributions from net realized gain on investment transactions	(.76)	(.37)	(.06)	(.01)	– 0	–

Total dividends and distributions	(.85)	(.37)	(.06)	(.09)	(.21)

Net asset value, end of period	$ 11.74	$ 12.55	$ 11.80	$ 10.30	$ 10.44

Total Return

Total investment return based on net asset value(e)	1.31%	9.54%	15.25%	(.45)%	6.51%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$104	$103	$192	$71	$11

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	1.15%	1.21%	1.26%	1.27%	1.28	%^

Expenses, before waivers/reimbursements(f)‡	2.27%	2.65%	3.52%	6.16%	24.47	%^

Net investment income(c)	.95%	.74%	.48%	.81%	1.39	%^

Portfolio turnover rate	47%	73%	40%	71%	16%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.46%	.52%	.68%	.64%	.61	%^

See footnote summary on page 266.

254 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2055 Fund
Advisor Class
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 12.88	$ 12.12	$ 10.51	$ 10.50	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.22	.25	.19	.14	.04

Net realized and unrealized gain (loss) on investment transactions	(.08	)*	1.03	1.52	(.09	)*	.67

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)

Net increase in net asset value from operations	.14	1.28	1.71	.05	.71

Less: Dividends and Distributions

Dividends from net investment income	(.22)	(.15)	(.04)	(.03)	(.21)

Distributions from net realized gain on investment transactions	(.76)	(.37)	(.06)	(.01)	– 0	–

Total dividends and distributions	(.98)	(.52)	(.10)	(.04)	(.21)

Net asset value, end of period	$ 12.04	$ 12.88	$ 12.12	$ 10.51	$ 10.50

Total Return

Total investment return based on net asset value(e)	2.27%	10.66%	16.40%	.52%	7.18%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,318	$612	$547	$466	$347

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.15%	.20%	.26%	.27%	.28	%^

Expenses, before waivers/reimbursements(f)‡	1.24%	1.57%	2.51%	5.66%	22.48	%^

Net investment income(c)	1.90%	1.97%	1.72%	1.37%	.69	%^

Portfolio turnover rate	47%	73%	40%	71%	16%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.46%	.52%	.68%	.64%	.61	%^

See footnote summary on page 266.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 255

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2055 Fund
Class R
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 12.18	$ 11.58	$ 10.17	$ 10.29	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.17	.21	.07	.07	.12

Net realized and unrealized gain (loss) on investment transactions	(.10	)*	.94	1.52	(.07	)*	.56

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)

Net increase in net asset value from operations	.07	1.15	1.59	.00	.68

Less: Dividends and Distributions

Dividends from net investment income	(.19)	(.18)	(.12)	(.11)	(.39)

Distributions from net realized gain on investment transactions	(.76)	(.37)	(.06)	(.01)	– 0	–

Total dividends and distributions	(.95)	(.55)	(.18)	(.12)	(.39)

Net asset value, end of period	$ 11.30	$ 12.18	$ 11.58	$ 10.17	$ 10.29

Total Return

Total investment return based on net asset value(e)	1.73%	10.09%	15.82%	.09%	6.85%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$656	$295	$323	$66	$15

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.65%	.70%	.76%	.77%	.78	%^

Expenses, before waivers/reimbursements(f)‡	1.67%	1.86%	2.12%	3.68%	22.02	%^

Net investment income(c)	1.53%	1.74%	.68%	.69%	1.86	%^

Portfolio turnover rate	47%	73%	40%	71%	16%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.46%	.52%	.68%	.64%	.61	%^

See footnote summary on page 266.

256 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2055 Fund
Class K
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 12.22	$ 11.60	$ 10.18	$ 10.29	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.19	.21	.15	.12	.07

Net realized and unrealized gain (loss) on investment transactions	(.09	)*	.98	1.46	(.08	)*	.61

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)

Net increase in net asset value from operations	.10	1.19	1.61	.04	.68

Less: Dividends and Distributions

Dividends from net investment income	(.19)	(.20)	(.13)	(.14)	(.39)

Distributions from net realized gain on investment transactions	(.76)	(.37)	(.06)	(.01)	– 0	–

Total dividends and distributions	(.95)	(.57)	(.19)	(.15)	(.39)

Net asset value, end of period	$ 11.37	$ 12.22	$ 11.60	$ 10.18	$ 10.29

Total Return

Total investment return based on net asset value(e)	2.03%	10.36%	16.06%	.42%	6.86%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$34,889	$30,434	$21,441	$14,694	$1,300

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.40%	.45%	.51%	.52%	.53	%^

Expenses, before waivers/reimbursements(f)‡	1.38%	1.57%	1.93%	3.08%	16.63	%^

Net investment income(c)	1.67%	1.73%	1.44%	1.20%	1.14	%^

Portfolio turnover rate	47%	73%	40%	71%	16%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.46%	.52%	.68%	.64%	.61	%^

See footnote summary on page 266.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2055 Fund
Class I
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 12.39	$ 11.65	$ 10.22	$ 10.32	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.22	.06	.18	.17	.15

Net realized and unrealized gain (loss) on investment transactions	(.09	)*	1.16	1.47	(.12	)*	.56

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)

Net increase in net asset value from operations	.13	1.22	1.65	.05	.71

Less: Dividends and Distributions

Dividends from net investment income	(.23)	(.11)	(.16)	(.14)	(.39)

Distributions from net realized gain on investment transactions	(.76)	(.37)	(.06)	(.01)	– 0	–

Total dividends and distributions	(.99)	(.48)	(.22)	(.15)	(.39)

Net asset value, end of period	$ 11.53	$ 12.39	$ 11.65	$ 10.22	$ 10.32

Total Return

Total investment return based on net asset value(e)	2.31%	10.54%	16.43%	.57%	7.19%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$287	$87	$1,801	$878	$1,007

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.15%	.24%	.26%	.27%	.28	%^

Expenses, before waivers/reimbursements(f)‡	1.07%	1.12%	1.61%	4.58%	21.99	%^

Net investment income(c)	1.95%	.49%	1.63%	1.80%	2.39	%^

Portfolio turnover rate	47%	73%	40%	71%	16%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.46%	.52%	.68%	.64%	.61	%^

See footnote summary on page 266.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2055 Fund
Class Z
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 12.25	$ 11.64	$ 10.22	$ 10.32	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.19	.22	.18	.13	.15

Net realized and unrealized gain (loss) on investment transactions	(.06	)*	1.00	1.46	(.08	)*	.56

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)

Net increase in net asset value from operations	.13	1.22	1.64	.05	.71

Less: Dividends and Distributions

Dividends from net investment income	(.24)	(.24)	(.16)	(.14)	(.39)

Distributions from net realized gain on investment transactions	(.76)	(.37)	(.06)	(.01)	– 0	–

Total dividends and distributions	(1.00)	(.61)	(.22)	(.15)	(.39)

Net asset value, end of period	$ 11.38	$ 12.25	$ 11.64	$ 10.22	$ 10.32

Total Return

Total investment return based on net asset value(e)	2.32%	10.61%	16.38%	.56%	7.19%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$550	$45	$13	$13	$11

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.15%	.18%	.26%	.27%	.28	%^

Expenses, before waivers/reimbursements(f)‡	.97%	1.15%	1.55%	4.27%	21.98	%^

Net investment income(c)	1.73%	1.82%	1.69%	1.36%	2.38	%^

Portfolio turnover rate	47%	73%	40%	71%	16%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.46%	.52%	.68%	.64%	.61	%^

See footnote summary on page 266.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi- Manager Select 2060 Fund
Class A
February 1, 2019(a) to July 31, 2019

Net asset value, beginning of period	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.06

Net realized and unrealized gain on investment transactions	.67

Net increase in net asset value from operations	.73

Net asset value, end of period	$ 10.73

Total Return

Total investment return based on net asset value(e)	7.30%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$30

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡^	.39%

Expenses, before waivers/reimbursements(f)‡^	143.64%

Net investment income(c)^	1.16%

Portfolio turnover rate	18%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.49%^

See footnote summary on page 266.

260 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi- Manager Select 2060 Fund
Class C
February 1, 2019(a) to July 31, 2019

Net asset value, beginning of period	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.02

Net realized and unrealized gain on investment transactions	.67

Net increase in net asset value from operations	.69

Net asset value, end of period	$ 10.69

Total Return

Total investment return based on net asset value(e)	6.90%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$15

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡^	1.14%

Expenses, before waivers/reimbursements(f)‡^	148.94%

Net investment income(c)^	.37%

Portfolio turnover rate	18%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.49%^

See footnote summary on page 266.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi- Manager Select 2060 Fund
Advisor Class
February 1, 2019(a) to July 31, 2019

Net asset value, beginning of period	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.07

Net realized and unrealized gain on investment transactions	.67

Net increase in net asset value from operations	.74

Net asset value, end of period	$ 10.74

Total Return

Total investment return based on net asset value(e)	7.40%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$205

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡^	.14%

Expenses, before waivers/reimbursements(f)‡^	150.91%

Net investment income(c)^	1.35%

Portfolio turnover rate	18%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.49%^

See footnote summary on page 266.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi- Manager Select 2060 Fund
Class R
February 1, 2019(a) to July 31, 2019

Net asset value, beginning of period	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.04

Net realized and unrealized gain on investment transactions	.67

Net increase in net asset value from operations	.71

Net asset value, end of period	$ 10.71

Total Return

Total investment return based on net asset value(e)	7.10%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$11

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡^	.64%

Expenses, before waivers/reimbursements(f)‡^	150.82%

Net investment income(c)^	.84%

Portfolio turnover rate	18%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.49%^

See footnote summary on page 266.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi- Manager Select 2060 Fund
Class K
February 1, 2019(a) to July 31, 2019

Net asset value, beginning of period	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.06

Net realized and unrealized gain on investment transactions	.67

Net increase in net asset value from operations	.73

Net asset value, end of period	$ 10.73

Total Return

Total investment return based on net asset value(e)	7.30%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$22

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡^	.39%

Expenses, before waivers/reimbursements(f)‡^	133.41%

Net investment income(c)^	1.21%

Portfolio turnover rate	18%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.49%^

See footnote summary on page 266.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi- Manager Select 2060 Fund
Class I
February 1, 2019(a) to July 31, 2019

Net asset value, beginning of period	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.07

Net realized and unrealized gain on investment transactions	.67

Net increase in net asset value from operations	.74

Net asset value, end of period	$ 10.74

Total Return

Total investment return based on net asset value(e)	7.40%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$11

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡^	.14%

Expenses, before waivers/reimbursements(f)‡^	150.26%

Net investment income(c)^	1.35%

Portfolio turnover rate	18%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.49%^

See footnote summary on page 266.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi- Manager Select 2060 Fund
Class Z
February 1, 2019(a) to July 31, 2019

Net asset value, beginning of period	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.05

Net realized and unrealized gain on investment transactions	.69

Net increase in net asset value from operations	.74

Net asset value, end of period	$ 10.74

Total Return

Total investment return based on net asset value(e)	7.40%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$64

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡^	.14%

Expenses, before waivers/reimbursements(f)‡^	51.07%

Net investment income(c)^	1.09%

Portfolio turnover rate	18%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.49%^

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Net of expenses waived/reimbursed by the Adviser.

(d)	Amount is less than $.005.

(e)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(f)	The expense ratios do not include expenses incurred by the Fund through its Underlying Portfolios.

*

Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accordance with the Funds’ change in net realized and unrealized gain (loss) on investment transactions for the period.

^	Annualized.

See notes to financial statements.

266 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders of AB Multi-Manager Select Retirement Allocation Fund, AB Multi-Manager Select 2010 Fund, AB Multi-Manager Select 2015 Fund, AB Multi-Manager Select 2020 Fund, AB Multi-Manager Select 2025 Fund, AB Multi-Manager Select 2030 Fund, AB Multi-Manager Select 2035 Fund, AB Multi-Manager Select 2040 Fund, AB Multi-Manager Select 2045 Fund, AB Multi-Manager Select 2050 Fund, AB Multi-Manager Select 2055 Fund and AB Multi-Manager Select 2060 Fund and the Board of Directors of AB Cap Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of AB Multi-Manager Select Retirement Allocation Fund, AB Multi-Manager Select 2010 Fund, AB Multi-Manager Select 2015 Fund, AB Multi-Manager Select 2020 Fund, AB Multi-Manager Select 2025 Fund, AB Multi-Manager Select 2030 Fund, AB Multi-Manager Select 2035 Fund, AB Multi-Manager Select 2040 Fund, AB Multi-Manager Select 2045 Fund, AB Multi-Manager Select 2050 Fund, AB Multi-Manager Select 2055 Fund and AB Multi-Manager Select 2060 Fund (collectively referred to as the “Funds”), (twelve of the series constituting the AB Cap Fund, Inc. (the “Company”)), including the portfolios of investments, as of July 31, 2019, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (twelve of the series constituting the AB Cap Fund, Inc.) at July 31, 2019, and the results of their operations, changes in their net assets and the financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

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REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

Individual series constituting the AB Cap Fund, Inc	Statement of operations	Statements of changes in net assets	Financial highlights

Multi-ManagerSelect Retirement Allocation Fund

-Multi-ManagerSelect 2010 Fund

-Multi-ManagerSelect 2015 Fund

-Multi-ManagerSelect 2020 Fund

-Multi-ManagerSelect 2025 Fund

-Multi-ManagerSelect 2030 Fund

-Multi-ManagerSelect 2035 Fund

-Multi-ManagerSelect 2040 Fund

-Multi-ManagerSelect 2045 Fund

-Multi-ManagerSelect 2050 Fund

-Multi-ManagerSelect 2055 Fund

	For the year ended July 31, 2019	For each of the two years in the period ended July 31, 2019	For each of the four years in the period then ended July 31, 2019 and the period December 15, 2014 (commencement of operations) through July 31, 2015
Multi-ManagerSelect 2060 Fund	For the period from February 1, 2019 (commencement of operations) through July 31, 2019	For the period from February 1, 2019 (commencement of operations) through July 31, 2019	For the period from February 1, 2019 (commencement of operations) through July 31, 2019

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the

268 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2019, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

September 26, 2019

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2019 FEDERAL TAX INFORMATION

(unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Funds during the taxable year ended July 31, 2019. For such year, each of the AB Multi-Manager Select Retirement Funds designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2020.

270 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman Michael J. Downey(1) Nancy P. Jacklin(1) Robert M. Keith, President and Chief Executive Officer	Carol C. McMullen(1) Garry L. Moody(1) Earl D. Weiner(1)

OFFICERS

Daniel J. Loewy(2), Vice President

Christopher H. Nikolich(2), Vice President

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Emilie D. Wrapp, Secretary

Michael B. Reyes, Senior Analyst

Phyllis J. Clarke, Controller

Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company
State Street Corporation CCB/5
1 Iron Street
Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.
1345 Avenue of the Americas
New York, NY 10105

Transfer Agent

AllianceBernstein Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm Ernst & Young LLP 5 Times Square New York, NY 10036 Legal Counsel Seward & Kissel LLP One Battery Park Plaza New York, NY 10004

1	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

2

Messrs. Loewy and Nikolich are the investment professionals at the Adviser with the most significant responsibility for the Adviser’s role in the day-to-day management of the Funds’ portfolios, which role includes monitoring the Funds’ sub-adviser and allocating Fund assets among asset classes.

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MANAGEMENT OF THE FUND

Board of Directors Information

The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund’s Directors is set forth below.

NAME, ADDRESS*, AGE AND (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S), DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
INTERESTED DIRECTOR

Robert M. Keith,# 1345 Avenue of the Americas New York, NY 10105 59 (2010)	Senior Vice President of AllianceBernstein L.P. (the “Adviser”) and the head of AllianceBernstein Investments, Inc. (“ABI”) since July 2008; Director of ABI and President of the AB Mutual Funds. Previously, he served as Executive Managing Director of ABI from December 2006 to June 2008. Prior to joining ABI in 2006, Executive Managing Director of Bernstein Global Wealth Management, and prior thereto, Senior Managing Director and Global Head of Client Service and Sales of the Adviser’s institutional investment management business since 2004. Prior thereto, he was Managing Director and Head of North American Client Service and Sales in the Adviser’s institutional investment management business with which he had been associated since prior to 2004.	90	None

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MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS*, AGE AND (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S), DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
INDEPENDENT DIRECTORS

Marshall C. Turner, Jr.,## Chairman of the Board 77 (2005)	Private Investor since prior to 2014. Former Chairman and CEO of Dupont Photomasks, Inc. (components of semi-conductor manufacturing). He has extensive operating leadership, and venture capital investing experience, including five interim or full-time CEO roles, and prior service as general partner of institutional venture capital partnerships. He also has extensive non-profit board leadership experience, and currently serves on the boards of two education and science-related non-profit organizations. He has served as a director of one AB Fund since 1992, and director or trustee of all AB Funds since 2005. He has been Chairman of the AB Funds since January 2014, and the Chairman of the Independent Directors Committees of such AB Funds since February 2014.	90	Xilinx, Inc. (programmable logic semi-conductors) since 2007

Michael J. Downey,## 75 (2005)	Private Investor since prior to 2014. Formerly, Chairman of The Asia Pacific Fund, Inc. (registered investment company) since prior to 2014 until January 2019. From 1987 until 1993, Chairman and CEO of Prudential Mutual Fund Management, director of the Prudential mutual funds, and member of the Executive Committee of Prudential Securities, Inc. He has served as a director or trustee of the AB Funds since 2005.	90	None

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MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS*, AGE AND (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S), DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
INDEPENDENT DIRECTORS (continued)

Nancy P. Jacklin,## 71 (2006)	Private Investor since prior to 2014. Professorial Lecturer at the Johns Hopkins School of Advanced International Studies (2008-2015). U.S. Executive Director of the International Monetary Fund (which is responsible for ensuring the stability of the international monetary system), (December 2002-May 2006); Partner, Clifford Chance (1992-2002); Sector Counsel, International Banking and Finance, and Associate General Counsel, Citicorp (1985-1992); Assistant General Counsel (International), Federal Reserve Board of Governors (1982-1985); and Attorney Advisor, U.S. Department of the Treasury (1973-1982). Member of the Bar of the District of Columbia and of New York; and member of the Council on Foreign Relations. She has served as a director or trustee of the AB Funds since 2006 and has been Chair of the Governance and Nominating Committees of the AB Funds since August 2014.	90	None

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MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS*, AGE AND (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S), DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
INDEPENDENT DIRECTORS (continued)

Carol C. McMullen,## 64 (2016)	Managing Director of Slalom Consulting (consulting) since 2014, private investor and member of the Advisory Board of Butcher Box (since 2018). Formerly, member, Partners Healthcare Investment Committee (2010-2019); Director of Norfolk & Dedham Group (mutual property and casualty insurance) from 2011 until November 2016; Director of Partners Community Physicians Organization (healthcare) from 2014 until December 2016; and Managing Director of The Crossland Group (consulting) from 2012 until 2013. She has held a number of senior positions in the asset and wealth management industries, including at Eastern Bank (where her roles included President of Eastern Wealth Management), Thomson Financial (Global Head of Sales for Investment Management), and Putnam Investments (where her roles included Chief Investment Officer, Core and Growth and Head of Global Investment Research). She has served on a number of private company and non-profit boards, and as a director or trustee of the AB Funds since June 2016.	90	None

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MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS*, AGE AND (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S), DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
INDEPENDENT DIRECTORS (continued)

Garry L. Moody,## 67 (2008)	Independent Consultant. Formerly, Partner, Deloitte & Touche LLP (1995-2008) where he held a number of senior positions, including Vice Chairman, and U.S. and Global Investment Management Practice Managing Partner; President, Fidelity Accounting and Custody Services Company (1993-1995), where he was responsible for accounting, pricing, custody and reporting for the Fidelity mutual funds; and Partner, Ernst & Young LLP (1975-1993), where he served as the National Director of Mutual Fund Tax Services and Managing Partner of its Chicago Office Tax department. He is a member of the Trustee Advisory Board of BoardIQ, a biweekly publication focused on issues and news affecting directors of mutual funds. He has served as a director or trustee, and as Chairman of the Audit Committees, of the AB Funds since 2008.	90	None

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MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS*, AGE AND (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S), DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
INDEPENDENT DIRECTORS (continued)

Earl D. Weiner,## 80 (2007)	Senior Counsel since 2017, Of Counsel from 2007 to 2016, and Partner prior to then, of the law firm Sullivan & Cromwell LLP. He is a former member of the ABA Federal Regulation of Securities Committee Task Force to draft editions of the Fund Director’s Guidebook. He also serves as a director or trustee of various non-profit organizations and has served as Chairman or Vice Chairman of a number of them. He has served as a director or trustee of the AB Funds since 2007 and served as Chairman of the Governance and Nominating Committees of the AB Funds from 2007 until August 2014.	90	None

*	The address for each of the Fund’s disinterested Directors is c/o AllianceBernstein L.P., Attention: Legal and Compliance Department—Mutual Fund Legal, 1345 Avenue of the Americas, New York, NY 10105.

**	There is no stated term of office for the Fund’s Directors.

***

The information above includes each Director’s principal occupation during the last five years and other information relating to the experience, attributes and skills relevant to each Director’s qualifications to serve as a Director, which led to the conclusion that each Director should serve as a Director for the Fund.

#	Mr. Keith is an “interested person” of the Fund, as defined in the 1940 Act, due to his position as a Senior Vice President of the Adviser.

##	Member pf the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

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MANAGEMENT OF THE FUND (continued)

Officer Information

NAME, ADDRESS* AND AGE	POSITION(S) HELD WITH FUND	PRINCIPAL OCCUPATION DURING PAST 5 YEARS
Robert M. Keith 59	President and Chief Executive Officer	See biography above.

Daniel J. Loewy 44	Vice President	Senior Vice President of the Adviser**, with which he has been associated since prior to 2014. He is also Chief Investment Officer and Head of Multi-Asset Solutions and Chief Investment Officer for Dynamic Asset Allocation.

Christopher H. Nikolich 49	Vice President	Senior Vice President of the Adviser**, with which he has been associated since prior to 2014. He is also Head of Glide-Path Strategies (US)-Multi-Asset Solutions.

Emilie D. Wrapp 63	Secretary	Senior Vice President, Assistant General Counsel and Assistant Secretary of ABI**, with which she has been associated since prior to 2014.

Michael B. Reyes 43	Senior Analyst	Vice President of the Adviser**, with which he has been associated since prior to 2014.

Joseph J. Mantineo 60	Treasurer and Chief Financial Officer	Senior Vice President of AllianceBernstein Investor Services (“ABIS”)**, with which he has been associated since prior to 2014.

Phyllis J. Clarke 58	Controller	Vice President of ABIS**, with which she has been associated since prior to 2014.

Vincent S. Noto 54	Chief Compliance Officer	Senior Vice President since 2015 and Mutual Fund Chief Compliance Officer since 2014. Prior thereto, he was Vice President and Director of Mutual Fund Compliance of the Adviser** since 2012.

*	The address for each of the Fund’s Officers is 1345 Avenue of the Americas, New York, NY 10105.

**	The Adviser, ABI and ABIS are affiliates of the Fund.

The Fund’s Statement of Additional Information (“SAI”) has additional information about the Fund’s Directors and Officers and is available without charge upon request. Contact your financial representative or AB at (800) 227-4618, or visit www.abfunds.com, for a free prospectus or SAI.

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Information Regarding the Review and Approval of the Proposed New Advisory Agreements and Interim Advisory Agreement in Respect of Each Fund in the Context of Potential Assignments

As described in more detail in the Proxy Statement for the AB Funds dated August 20, 2018, the Boards of the AB Funds, at a meeting held on July 31-August 2, 2018, approved new advisory agreements with the Adviser (the “Proposed Agreements”) for the AB Funds, including AB Cap Fund, Inc. in respect of each of AB Multi-Manager Select Retirement Allocation Fund, AB Multi-Manager Select 2010 Fund, AB Multi-Manager Select 2015 Fund, AB Multi-Manager Select 2020 Fund, AB Multi-Manager Select 2025 Fund, AB Multi-Manager Select 2030 Fund, AB Multi-Manager Select 2035 Fund, AB Multi-Manager Select 2040 Fund, AB Multi-Manager Select 2045 Fund, AB Multi-Manager Select 2050 Fund and AB Multi-Manager Select 2055 Fund (each, a “Fund” and collectively, the “Funds”), in connection with the planned disposition by AXA S.A. of its remaining shares of AXA Equitable Holdings, Inc. (the indirect holder of a majority of the partnership interests in the Adviser and the indirect parent of AllianceBernstein Corporation, the general partner of the Adviser) in one or more transactions and the related potential for one or more “assignments” (within the meaning of section 2(a)(4) of the Investment Company Act) of the advisory agreements for the AB Funds, including the Fund’s Advisory Agreement, resulting in the automatic termination of such advisory agreements.

At the same meeting, the AB Boards also considered and approved interim advisory agreements with the Adviser (the “Interim Advisory Agreements”) for the AB Funds, including the Funds, to be effective only in the event that stockholder approval of a Proposed Agreement had not been obtained as of the date of one or more transactions resulting in an “assignment” of the Adviser’s advisory agreements, resulting in the automatic termination of such advisory agreements.

The shareholders of each Fund subsequently approved the Proposed Agreements at an annual meeting of shareholders called for the purpose of electing Directors and voting on the Proposed Agreements.

A discussion regarding the basis for the Boards’ approvals at the meeting held on July 31-August 2, 2018 is set forth below.

At a meeting of the AB Boards held on July 31-August 2, 2018, the Adviser presented its recommendation that the Boards consider and approve the Proposed Agreements. Section 15(c) of the 1940 Act provides that, after an initial period, a Fund’s Current Agreement and current sub-advisory agreement, as applicable, will remain in effect only if the Board, including a majority of the Independent Directors, annually reviews and approves them. Each of the Current Agreements had been approved by a Board within the one-year period prior to approval of its related Proposed Agreement, except that the Current Agreements for certain FlexFee

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funds were approved in February 2017. In connection with their approval of the Proposed Agreements, the Boards considered their conclusions in connection with their most recent approvals of the Current Agreements, in particular in cases where the last approval of a Current Agreement was relatively recent, including the Boards’ general satisfaction with the nature and quality of services being provided and, as applicable, in the case of certain Funds, actions taken or to be taken in an effort to improve investment performance or reduce expense ratios. The Directors also reviewed updated information provided by the Adviser in respect of each Fund. Also in connection with their approval of the Proposed Agreements, the Boards considered a representation made to them at that time by the Adviser that there were no additional developments not already disclosed to the Boards since their most recent approvals of the Current Agreements that would be a material consideration to the Boards in connection with their consideration of the Proposed Agreements, except for matters disclosed to the Boards by the Adviser. The Directors considered the fact that each Proposed Agreement would have corresponding terms and conditions identical to those of the corresponding Current Agreement with the exception of the effective date and initial term under the Proposed Agreement.

The Directors considered their knowledge of the nature and quality of the services provided by the Adviser to each Fund gained from their experience as directors or trustees of registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the Directors and its responsiveness, frankness and attention to concerns raised by the Directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Funds. The Directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of each Fund.

The Directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the Directors evaluated, among other things, the reasonableness of the management fees of the Funds they oversee. The Directors did not identify any particular information that was all-important or controlling, and different Directors may have attributed different weights to the various factors. The Directors determined that the selection of the Adviser to manage the Funds, and the overall arrangements between the Funds and the Adviser, as provided in the Proposed Agreements, including the management fees, were fair and reasonable in light of the services performed under the Current Agreements and to be performed under the Proposed Agreements, expenses incurred and to be incurred and such other matters as the Directors considered relevant in the exercise of their

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business judgment. The material factors and conclusions that formed the basis for the Directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The Directors considered the scope and quality of services to be provided by the Adviser under the Proposed Agreements, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Funds. They also considered the information that had been provided to them by the Adviser concerning the anticipated implementation of the Plan and the Adviser’s representation that it did not anticipate that such implementation would affect the management or structure of the Adviser, have a material adverse effect on the Adviser, or adversely affect the quality of the services provided to the Funds by the Adviser and its affiliates. The Directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the Directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The Directors also considered that certain Proposed Agreements, similar to the corresponding Current Agreements, provide that the Funds will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Funds by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the Directors. The Directors noted that the Adviser did not request any reimbursements from certain Funds in the Fund’s latest fiscal year reviewed. The Directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Funds’ former Senior Officer/Independent Compliance Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, also was considered. The Directors of each Fund concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to the Funds under the Proposed Agreement for the Fund.

Costs of Services to be Provided and Profitability

The Directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2016 and 2017, as applicable, that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Funds’ former Senior Officer/Independent Compliance Officer. The Directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The Directors noted that the profitability information reflected all revenues and

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expenses of the Adviser’s relationship with a Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund, as applicable. The Directors recognized that it is difficult to make comparisons of the profitability of the Proposed Agreements with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The Directors focused on the profitability of the Adviser’s relationship with each Fund before taxes and distribution expenses, as applicable. The Directors noted that certain Funds were not profitable to the Adviser in one or more periods reviewed. The Directors concluded that the Adviser’s level of profitability from its relationship with the other Funds was not unreasonable. The Directors were unable to consider historical information about the profitability of certain Funds that had recently commenced operations and for which historical profitability information was not available. The Adviser agreed to provide the Directors with profitability information in connection with future proposed continuances of the Proposed Agreements.

Fall-Out Benefits

The Directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds, including, but not limited to, as applicable, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients) in the case of certain Funds; 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the shares of most of the Funds; brokerage commissions paid by certain Funds to brokers affiliated with the Adviser; and transfer agency fees paid by most of the Funds to a wholly owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be somewhat lower, and that a Fund’s unprofitability to the Adviser would be exacerbated, without these benefits. The Directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the Directors in connection with the Board meeting at which the Proposed Agreements were approved, the Directors receive detailed performance information for the Funds at each regular Board meeting during the year.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ underperformance in certain periods. The Directors also reviewed updated performance information and, in some cases, discussed with the Adviser the reasons for changes in performance or continued underperformance. On the basis of this review, the Directors concluded that each Fund’s investment performance was acceptable.

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Management Fees and Other Expenses

The Directors considered the management fee rate payable by each Fund to the Adviser and information prepared by an independent service provider (the “15(c) provider”) concerning management fee rates payable by other funds in the same category as the Fund. The Directors recognized that it is difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds. The Directors compared each Fund’s contractual management fee rate with a peer group median, and where applicable, took into account the impact on the management fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year. In the case of the ACS Funds, the Directors noted that the management fee rate is zero but also were cognizant that the Adviser is indirectly compensated by the wrap fee program sponsors that use the ACS Funds as an investment vehicle for their clients.

The Directors also considered the Adviser’s fee schedule for other clients pursuing a similar investment style to each Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Analyst and noted the differences between a Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds pursuing a similar investment strategy as the Fund, on the other, as applicable. The Directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the Directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The Adviser also informed the Directors that, in the case of certain Funds, there were no institutional products managed by the Adviser that have a substantially similar investment style. The Directors also discussed these matters with their independent fee consultant.

The Adviser reviewed with the Directors the significantly greater scope of the services it provides to each Fund relative to institutional, offshore fund and sub-advised fund clients, as applicable. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, each Fund, as applicable, (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows (in the case of open-end Funds); (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial

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investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Funds, and the different risk profile, the Directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The Directors noted that many of the Funds may invest in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the 1940 Act as these may be varied as a result of exemptive orders issued by the SEC. The Directors also noted that ETFs pay advisory fees pursuant to their advisory contracts. The Directors concluded, based on the Adviser’s explanation of how it uses ETFs when they are the most cost-effective way to obtain desired exposures, in some cases pending purchases of underlying securities, that each Fund’s management fee would be for services that would be in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

With respect to each Fund’s management fee, the Directors considered the total expense ratio of the Fund in comparison to a peer group and peer universe selected by the 15(c) service provider. The Directors also considered the Adviser’s expense caps for certain Funds. The Directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to a Fund by others.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ expense ratios in certain periods. The Directors also reviewed updated expense ratio information and, in some cases, discussed with the Adviser the reasons for the expense ratios of certain Funds. On the basis of this review, the Directors concluded that each Fund’s expense ratio was acceptable.

The Directors did not consider comparative expense information for the ACS Funds because those Funds do not bear ordinary expenses.

Economies of Scale

The Directors noted that the management fee schedules for certain Funds do not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The Directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the Funds, and by the Adviser concerning certain of its views on economies of scale. The Directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Board meeting.

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The Directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The Directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The Directors observed that in the mutual fund industry as a whole, as well as among funds similar to each Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The Directors also noted that the advisory agreements for many funds do not have breakpoints at all. The Directors informed the Adviser that they would monitor the asset levels of the Funds without breakpoints and their profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warrant doing so.

The Directors did not consider the extent to which fee levels in the Advisory Agreement for the ACS Funds reflect economies of scale because that Advisory Agreement does not provide for any compensation to be paid to the Adviser by the ACS Funds and the expense ratio of each of those Funds is zero.

Interim Advisory Agreements

In approving the Interim Advisory Agreements, the Boards, with the assistance of independent counsel, considered similar factors to those considered in approving the Proposed Agreements. The Interim Advisory Agreements approved by the Boards are identical to the Proposed Agreements, as well as the Current Agreements, in all material respects except for their proposed effective and termination dates and provisions intended to comply with the requirements of the relevant SEC rule, such as provisions requiring escrow of advisory fees. Under the Interim Advisory Agreements, the Adviser would continue to manage a Fund pursuant to an Interim Advisory Agreement until a new advisory agreement was approved by stockholders or until the end of the 150-day period, whichever would occur earlier. All fees earned by the Adviser under an Interim Advisory Agreement would be held in escrow pending shareholder approval of the Proposed Agreement. Upon approval of a new advisory agreement by stockholders, the escrowed management fees would be paid to the Adviser, and the Interim Advisory Agreement would terminate.

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Information Regarding the Review and Approval of the Current Advisory Agreement and Sub-Advisory Agreement in Respect of Each Fund

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved (i) the continuance of the Company’s Advisory Agreement with the Adviser in respect of each of the portfolios listed below (each, a “Fund” and collectively, the “Funds”) and (ii) the continuance of the Sub-Advisory Agreement (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Advisory Contracts”) between the Adviser and Morningstar Investment Management LLC (the “Sub-Adviser”) in respect of each Fund at a meeting held on July 30-31, 2019 (the “Meeting”).

•	AB Multi-Manager Select Retirement Allocation Fund

•	AB Multi-Manager Select 2010 Fund

•	AB Multi-Manager Select 2015 Fund

•	AB Multi-Manager Select 2020 Fund

•	AB Multi-Manager Select 2025 Fund

•	AB Multi-Manager Select 2030 Fund

•	AB Multi-Manager Select 2035 Fund

•	AB Multi-Manager Select 2040 Fund

•	AB Multi-Manager Select 2045 Fund

•	AB Multi-Manager Select 2050 Fund

•	AB Multi-Manager Select 2055 Fund

Prior to approval of the continuance of the Advisory Contracts, the directors had requested from the Adviser and the Sub-Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Contracts with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Analyst for each Fund. The directors also discussed the proposed continuances in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Funds gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment

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results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Funds and the underlying funds advised by the Adviser in which the Funds invest. The directors also receive an annual presentation from the Sub-Adviser addressing the Sub-Adviser’s services to the Funds.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee in respect of each Fund. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage each Fund, and the overall arrangements (i) between each Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee and (ii) between the Adviser and the Sub-Adviser, as provided in the Sub-Advisory Agreement, including the sub-advisory fee payable by the Adviser to the Sub-Adviser, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for each Fund. The directors considered both the investment advisory services and the other non-advisory services outlined with specificity in the Advisory Agreement that are provided to each Fund by the Adviser. The directors also noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Adviser’s personnel who oversee the Sub-Adviser, other members of the investment team and other senior personnel of the Adviser. The directors noted that the Advisory Agreement, unlike the advisory agreements for most of the other AB Funds, does not provide for reimbursement to the Adviser of the Adviser’s costs of providing administrative and accounting services for the Funds. These services are covered by the advisory fee.

The directors noted that each Fund invests in a mix of mutual funds advised by the Adviser (“AB Funds”) and mutual funds and exchange-traded funds managed by third parties unaffiliated with the Adviser (“External Funds” and,

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together with the AB Funds, “Underlying Funds”) in accordance with its target asset mix. The Adviser is responsible for the allocation of Fund assets among asset classes. The Sub-Adviser selects the Underlying Funds within each asset class for investment by the Funds in light of the Adviser’s specified asset allocation. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of each Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to each of the Funds under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2017 and 2018 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Funds’ former Senior Officer/Independent Compliance Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationships with the Funds, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Funds. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationships with the Funds before taxes and distribution expenses. The directors noted that the Funds were not profitable to the Adviser in the periods reviewed.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the underlying funds advised by the Adviser in which the Funds invest, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Funds’ principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Funds’ shares; brokerage commissions paid by the Funds to brokers affiliated with the Adviser; and transfer agency fees paid by the Funds to a wholly owned subsidiary of the Adviser. The directors recognized that each Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

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Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for each Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of each Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1- and 3-year periods ended May 31, 2019 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, and in the case of each of AB Multi-Manager Select Retirement Allocation Fund, AB Multi-Manager Select 2010 Fund, AB Multi-Manager Select 2015 Fund and AB Multi-Manager Select 2055 Fund, their discussion with the Adviser of the reasons for these Funds’ underperformance in the periods reviewed, the directors concluded that each Fund’s investment performance was acceptable.

Advisory Fee and Other Expenses

The directors considered the advisory fee rate payable by each Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as such Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared each Fund’s contractual advisory fee rate with a peer group median and noted that it was above the median in the case of each of AB Multi-Manager Select 2020 Fund, AB Multi-Manager Select 2030 Fund, AB Multi-Manager Select 2040 Fund and AB Multi-Manager Select 2050 Fund.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to the Funds’. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Analyst and noted the differences between each Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to the Fund’s, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors previously discussed these matters with an independent fee consultant.

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The Adviser reviewed with the directors the significantly greater scope of the services it provides to each Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, each Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Funds, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors noted that each Fund invests in External Funds pursuant to a Fund of Funds Order from the SEC. The directors concluded that the advisory fee for each Fund is for services provided that are in addition to, rather than duplicative of, the services provided under the advisory contracts of the External Funds.

In connection with their review of each Fund’s advisory fee, the directors also considered the total expense ratio (excluding interest expense) of the Class A shares of each Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of each Fund was based on the Fund’s latest fiscal year and the directors considered the Adviser’s expense cap for such Fund. The directors noted that it was likely that the expense ratios of some of the other funds in each Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Funds by others. The directors noted that in the case of each of AB Multi-Manager Select 2010 Fund and AB Multi-Manager Select 2015 Fund, the Fund’s expense ratio was above its peer universe median. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that the expense ratio for each such Fund and the other Funds was acceptable.

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Approval of Sub-Advisory Agreement

Nature, Extent and Quality of Services Provided and Performance

In determining to approve continuance of the Sub-Advisory Agreement, the directors relied to a significant extent on the due diligence review performed by the Adviser to develop a recommendation to the directors for the Sub-Adviser to continue to serve as sub-adviser for each of the Funds. The directors also reviewed extensive materials concerning the Sub-Adviser. The directors’ review of the Sub-Adviser and the nature and quality of the services provided by it covered, among other things: (i) the Sub-Adviser’s operations and principal business activities, services provided by the Sub-Adviser and senior and professional personnel who perform services for the Funds, (ii) investment advisory services provided by the Sub-Adviser to the Funds, and (iii) the Sub-Adviser’s compliance structure and program.

Cost of Services Provided and Profitability

The directors considered the amount and competitiveness of the sub-advisory fee payable to the Sub-Adviser, noting that such fee had been negotiated by the Adviser (which is not affiliated with the Sub-Adviser) and that the sub-advisory fee was payable by the Adviser out of the advisory fee paid to the Adviser by the Funds. They also considered profitability information that the Adviser obtained from the Sub-Adviser.

Economies of Scale

The directors noted that the advisory fee schedule for the Funds does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors noted that the sub-advisory fee schedule for the Funds contains a breakpoint that reduces the fee rate on assets above a specified level. The sub-advisory fee schedule also provides for an annual minimum fee. The directors recognized that, because the Sub-Adviser’s fee schedule includes a breakpoint which the Adviser’s fee schedule does not, the Adviser would retain a larger fee on a percentage basis as the Funds grow. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also previously discussed economies of scale with an independent fee consultant. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser and the Sub-Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser or sub-adviser and to the economies of scale that an adviser or sub-adviser may realize in its

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overall mutual fund or asset management business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. The directors informed the Adviser that they would monitor each Fund’s assets (which were well below the level at which they would anticipate adding an initial breakpoint) and its profitability (currently unprofitable) to the Adviser and anticipated revisiting the question of breakpoints in the advisory fee schedule in the future if circumstances warranted doing so.

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Information Regarding the Review and Approval of the Advisory Agreement, New Advisory Agreements and Sub-Advisory Agreement in Respect of AB Multi-Manager Select 2060 Fund

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved the Company’s Advisory Agreement with the Adviser in respect of AB Multi-Manager Select 2060 Fund (the “Fund”) for an initial two-year period at a meeting held on November 6-8, 2018 (the “Meeting”), as well as new Advisory Agreements with the same terms (together with the Advisory Agreement, the “Advisory Agreements”) in connection with the plans of AXA S.A. to sell its remaining interest in AXA Equitable Holdings, Inc. (the indirect holder of a majority of the partnership interests in the Adviser and the indirect parent of AllianceBernstein Corporation, the general partner of the Adviser), subject to market conditions, in one or more transactions that may be deemed to involve an “assignment” of one or more advisory agreements between the Adviser and the Company in respect of the Fund. The directors also approved the Sub-Advisory Agreement between the Adviser and Morningstar Investment Management LLC (the “Sub-Adviser”) in respect of the Fund for an initial two-year period.

Prior to approval of the Advisory Agreements, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed Advisory Agreements with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including materials from an outside consultant, who acted as their independent fee consultant, and comparative analytical data prepared by the Senior Analyst for the Fund. The directors also discussed the proposed approval in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services to be provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the AB Funds.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the

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directors evaluated, among other things, the reasonableness of the proposed advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements (i) between the Fund and the Adviser, as provided in the Advisory Agreements, including the proposed advisory fee, and (ii) between the Adviser and the Sub-Adviser, as provided in the Sub-Advisory Agreement, including the sub-advisory fee payable by the Adviser to the Sub-Adviser, were fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services to be Provided

The directors considered the scope and quality of services to be provided by the Adviser under the Advisory Agreements, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the AB Funds. The directors considered both the investment advisory services and the other non-advisory services outlined with specificity in the Advisory Agreements that would be provided to the Fund by the Adviser. They also noted the professional experience and qualifications of the Adviser’s personnel who oversee the Sub-Adviser, other members of the investment team and other senior personnel of the Adviser. The directors noted that the Advisory Agreements, unlike the advisory agreements for most of the other AB Funds, do not provide for reimbursement to the Adviser of the Adviser’s costs of providing administrative and accounting services for the Fund. These services will be covered by the advisory fee.

The directors noted that the Fund will invest in a mix of mutual funds advised by the Adviser (“AB Funds”) and mutual funds and exchange-traded funds managed by third parties unaffiliated with the Adviser (“External Funds” and, together with the AB Funds, “Underlying Funds”) consistent with its target asset mix. The Adviser is responsible for the allocation of Fund assets among asset classes. The Sub-Adviser selects the Underlying Funds within each asset class for investment by the Fund in light of the Adviser’s specified asset allocation. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to the Fund under the Advisory Agreements.

Costs of Services to be Provided and Profitability

Because the Fund had not yet commenced operations, the directors were unable to consider historical information about the profitability of the Fund.

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However, the Adviser agreed to provide the directors with profitability information in connection with future proposed continuances of the Advisory Agreements. They also considered the costs to be borne by the Adviser in providing services to the Fund and that the Fund was unlikely to be profitable to the Adviser unless it achieves a material level of net assets.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their proposed relationships with the Fund and the underlying funds advised by the Adviser in which the Fund will invest, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges to be received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions to be paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees to be paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s future profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

Since the Fund had not yet commenced operations, no performance or other historical information for the Fund was available. Based on the Adviser’s written and oral presentations regarding the proposed management of the Fund and their general knowledge and confidence in the Adviser’s expertise in managing mutual funds, the directors concluded that they were satisfied that the Adviser was capable of providing high quality Fund management services to the Fund.

Advisory Fees and Other Expenses

The directors considered the proposed advisory fee rate payable by the Fund to the Adviser and information prepared by an independent service provider (the “15(c) service provider”), concerning advisory fee rates payable by other funds in the same category as the Fund, based on the Fund’s projected net assets of $250 million. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors considered the Fund’s proposed contractual advisory fee rate with a peer group median.

The directors also considered the Adviser’s fee schedule for other clients pursuing a similar investment style to the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Analyst and noted the differences between the Fund’s proposed fee schedule, on the one hand, and

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the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also discussed these matters with their independent fee consultant.

The Adviser reviewed with the directors the significantly greater scope of the services it will provide to the Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors noted that the Fund will invest in External Funds pursuant to a Fund of Funds Order from the SEC. The directors concluded that the proposed advisory fee for the Fund would be paid for services that would be in addition to, rather than duplicative of, the services provided under the advisory contracts of the External Funds.

In connection with their review of the Fund’s proposed advisory fee, the directors also considered the projected total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The directors also considered the Adviser’s proposed expense cap for the Fund for a one year period and noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view the projected expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s projected expense ratio was acceptable.

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Approval of Sub-Advisory Agreement

Nature, Extent and Quality of Services to be Provided and Performance

In determining to approve the Sub-Advisory Agreement, the directors relied to a significant extent on the due diligence review performed by the Adviser to develop a recommendation to the directors for the Sub-Adviser to serve as sub-adviser for the Fund. The directors’ review of the Sub-Adviser and the nature and quality of the services to be provided by it covered, among other things: (i) the Sub-Adviser’s operations and principal business activities, services to be provided by the Sub-Adviser and senior and professional personnel who will perform services for the Fund, (ii) investment advisory services to be provided by the Sub-Adviser to the Fund, and (iii) the Sub-Adviser’s compliance structure and program.

Cost of Services to be Provided and Profitability

The directors considered the amount and competitiveness of the sub-advisory fee payable to the Sub-Adviser, noting that such fee had been negotiated by the Adviser (which is not affiliated with the Sub-Adviser) and was payable by the Adviser out of the advisory fee paid to the Adviser by the Fund. They noted that the Sub-Adviser had agreed to provide information about the profitability of its relationship with the Fund and collateral benefits from such relationship in connection with future continuances of the Sub-Advisory Agreement.

Economies of Scale

The directors noted that the proposed advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors noted that the proposed sub-advisory fee schedule for the Fund contains a breakpoint that reduces the fee rate on assets above a specified level. The sub-advisory fee schedule also provides for an annual minimum fee. The directors recognized that, because the Sub-Adviser’s fee schedule includes a breakpoint which the Adviser’s fee schedule does not, the Adviser would retain a larger fee on a percentage basis as the Fund grows. The directors took into consideration presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also discussed economies of scale with their independent fee consultant. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser and the Sub-Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser or sub-adviser and to the economies of scale that an adviser or sub-adviser may realize in its overall

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mutual fund or asset management business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset levels and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the advisory fee schedule in the future if circumstances warranted doing so.

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This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

US CORE

Core Opportunities Fund

FlexFee™ US Thematic Portfolio

Select US Equity Portfolio

US GROWTH

Concentrated Growth Fund

Discovery Growth Fund

FlexFee™ Large Cap Growth Portfolio

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

INTERNATIONAL/ GLOBAL CORE

FlexFee™ International Strategic Core Portfolio

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Tax-Managed International Portfolio

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

INTERNATIONAL/ GLOBAL GROWTH

Concentrated International Growth Portfolio

FlexFee™ Emerging Markets Growth Portfolio

INTERNATIONAL/ GLOBAL EQUITY (continued)

Sustainable International Thematic Fund

INTERNATIONAL/ GLOBAL VALUE

All China Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

FlexFee™ High Yield Portfolio

FlexFee™ International Bond Portfolio

Global Bond Fund

High Income Fund

Income Fund

Intermediate Duration Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

Total Return Bond Portfolio1

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio

TARGET-DATE

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

Multi-Manager Select 2060 Fund

CLOSED-END FUNDS

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Money Market Portfolio, which serves as the money market fund exchange vehicle for the AB mutual funds. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1	Prior to July 12, 2019, Total Return Bond Portfolio was named Intermediate Bond Portfolio.

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NOTES

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NOTES

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NOTES

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NOTES

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NOTES

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AB MULTI-MANAGER SELECT RETIREMENT FUNDS

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

MMSR-0151-0719

JUL     07.31.19

ANNUAL REPORT

AB SMALL CAP GROWTH PORTFOLIO

Beginning January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling the Fund at (800) 221 5672.

You may elect to receive all future reports in paper form free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call the Fund at (800) 221 5672. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all AB Mutual Funds you hold.

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-PORT may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We are pleased to provide this report for AB Small Cap Growth Portfolio (the “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Fund’s investment strategy.

As always, AB strives to keep clients ahead of what’s next by:

+	Transforming uncommon insights into uncommon knowledge with a global research scope

+	Navigating markets with seasoned investment experience and sophisticated solutions

+	Providing thoughtful investment insights and actionable ideas

Whether you’re an individual investor or a multi-billion-dollar institution, we put knowledge and experience to work for you.

AB’s global research organization connects and collaborates across platforms and teams to deliver impactful insights and innovative products. Better insights lead to better opportunities—anywhere in the world.

For additional information about AB’s range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in the AB Mutual Funds.

Sincerely,

Robert M. Keith

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 1

ANNUAL REPORT

September 9, 2019

This report provides management’s discussion of fund performance for AB Small Cap Growth Portfolio for the annual reporting period ended July 31, 2019.

The Fund’s investment objective is long-term growth of capital.

NAV RETURNS AS OF JULY 31, 2019 (unaudited)

	6 Months	12 Months

AB SMALL CAP GROWTH PORTFOLIO[1]

Class A Shares	17.38%	12.63%

Class B Shares[2]	16.93%	11.72%

Class C Shares	16.95%	11.79%

Advisor Class Shares[3]	17.53%	12.93%

Class R Shares[3]	17.16%	12.20%

Class K Shares[3]	17.45%	12.71%

Class I Shares[3]	17.53%	12.93%

Class Z Shares[3]	17.59%	13.03%

Russell 2000 Growth Index	8.96%	-1.22%

1

Includes the impact of proceeds received and credited to the Fund resulting from class-action settlements, which enhanced the performance of all share classes of the Fund for the six- and 12-month periods ended July 31, 2019, by 0.00% and 0.01%, respectively.

2	Class B shares are no longer available for purchase to new investors. Please see Note A for more information.

3

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

INVESTMENT RESULTS

The table above shows the Fund’s performance compared to its benchmark, the Russell 2000 Growth Index, for the six- and 12-month periods ended July 31, 2019.

All share classes of the Fund outperformed the benchmark during both periods, before sales charges. For both periods, security selection and sector allocation were positive, relative to the benchmark. During the 12-month period, security selection within the consumer-discretionary and health care sectors contributed, while selection in materials and financials detracted. An overweight to technology contributed, more than offsetting

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losses from an underweight to real estate. For the six-month period, security selection within consumer discretionary and industrials contributed, while selection in materials detracted. An overweight to technology contributed, while an overweight to consumer discretionary detracted. Cash balances, held for transactional purposes, were also a modest drag on relative performance, given very strong absolute returns during the period.

The Fund did not utilize derivatives during either period.

MARKET REVIEW AND INVESTMENT STRATEGY

US stocks rallied during the 12-month period ended July 31, 2019. Large-cap stocks reported strong positive returns while smaller-cap stocks declined modestly for the period. Growth stocks outpaced value stocks by a wide margin in all categories. At the end of 2018, US stocks declined during a period of increased global risk, a weak outlook for global growth in general, and tighter monetary policies, in addition to rampant trade tensions. Against this backdrop of continued volatility, US stocks rallied and ended the period in positive territory amid generally strong corporate earnings and in anticipation of lower rates. As expected, the US Federal Reserve (the “Fed”) lowered its benchmark interest rate by one-quarter percentage point at the end of July in an effort to extend economic expansion. Further rate cuts may be indicated, as the Fed has hinted at additional quantitative easing if growth continues to slow.

The Fund continues to be built from the bottom up, with an emphasis on companies that can deliver fundamental outperformance. The Fund remains overweight secular growth companies that have unique drivers or company-specific initiatives to support their future earnings growth, regardless of the macro backdrop. At the end of the reporting period, consumer discretionary and technology reflected the Fund’s largest overweights, while real estate and communication services were notable underweights, relative to the benchmark.

INVESTMENT POLICIES

The Fund invests primarily in a diversified portfolio of equity securities with relatively smaller capitalizations as compared to the overall US market. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of smaller companies. For these purposes, “smaller companies” are those that, at the time of investment, fall within the lowest 20% of the total US equity market capitalization (excluding, for purposes of this calculation, companies with market capitalizations of less than $10 million). Because the Fund’s definition of smaller companies is dynamic, the limits on market capitalization will change with the markets.

(continued on next page)

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The Fund may invest in any company and industry and in any type of equity security with potential for capital appreciation. It invests in well-known and established companies and in new and less-seasoned companies. The Fund’s investment policies emphasize investments in companies that are demonstrating improving financial results and a favorable earnings outlook. The Fund may invest in foreign securities. The Fund may periodically invest in the securities of companies that are expected to appreciate due to a development particularly or uniquely applicable to that company regardless of general business conditions or movements of the market as a whole.

The Fund invests primarily in equity securities but may also invest in other types of securities, such as preferred stocks. The Fund may, at times, invest in shares of exchange-traded funds (“ETFs”) in lieu of making direct investments in securities. ETFs may provide more efficient and economical exposure to the types of companies and geographic locations in which the Fund seeks to invest than direct investments. The Fund may also invest up to 20% of its total assets in rights or warrants.

The Fund may enter into derivatives transactions, such as options, futures contracts, forwards and swaps. The Fund may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indices, futures contracts (including futures contracts on individual securities and stock indices) or shares of ETFs. These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Fund’s portfolio from a decline in value, sometimes within certain ranges.

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DISCLOSURES AND RISKS

Benchmark Disclosure

The Russell 2000® Growth Index is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Russell 2000 Growth Index represents the performance of small-cap growth companies within the US. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth, may underperform the market generally.

Sector Risk: The Fund may have more risk because of concentrated investments in a particular market sector, such as the technology or health care sector. Market or economic factors affecting that sector could have a major effect on the value of the Fund’s investments.

Capitalization Risk: Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Foreign (Non-US) Risk: Investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Derivatives Risk: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

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DISCLOSURES AND RISKS (continued)

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

All fees and expenses related to the operation of the Fund have been deducted. Net asset value (“NAV”) returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4) and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

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HISTORICAL PERFORMANCE

GROWTH OF A $10,000 INVESTMENT IN THE FUND (unaudited)

7/31/2009 TO 7/31/2019

This chart illustrates the total value of an assumed $10,000 investment in AB Small Cap Growth Portfolio Class A shares (from 7/31/2009 to 7/31/2019) as compared to the performance of the Fund’s benchmark. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains distributions.

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HISTORICAL PERFORMANCE (continued)

AVERAGE ANNUAL RETURNS AS OF JULY 31, 2019 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	12.63%	7.84%

5 Years	13.98%	12.99%

10 Years	17.39%	16.88%

CLASS B SHARES

1 Year	11.72%	8.34%

5 Years	13.05%	13.05%

10 Years[1]	16.63%	16.63%

CLASS C SHARES

1 Year	11.79%	10.95%

5 Years	13.12%	13.12%

10 Years	16.51%	16.51%

ADVISOR CLASS SHARES[2]

1 Year	12.93%	12.93%

5 Years	14.26%	14.26%

10 Years	17.70%	17.70%

CLASS R SHARES[2]

1 Year	12.20%	12.20%

5 Years	13.57%	13.57%

10 Years	17.07%	17.07%

CLASS K SHARES[2]

1 Year	12.71%	12.71%

5 Years	13.99%	13.99%

10 Years	17.48%	17.48%

CLASS I SHARES[2]

1 Year	12.93%	12.93%

5 Years	14.30%	14.30%

10 Years	17.82%	17.82%

CLASS Z SHARES[2]

1 Year	13.03%	13.03%

Since Inception[3]	14.11%	14.11%
The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.15%, 1.95%, 1.90%, 0.90%, 1.55%, 1.11%, 0.91% and 0.82% for Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(footnotes continued on next page)

8 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

HISTORICAL PERFORMANCE (continued)

1	Assumes conversion of Class B shares into Class A shares after eight years.

2

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

3	Inception date: 6/30/2015.

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 9

HISTORICAL PERFORMANCE (continued)

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2019 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	5.63%

5 Years	11.06%

10 Years	17.34%

CLASS B SHARES

1 Year	6.14%

5 Years	11.12%

10 Years[1]	17.08%

CLASS C SHARES

1 Year	8.67%

5 Years	11.19%

10 Years	16.96%

ADVISOR CLASS SHARES[2]

1 Year	10.60%

5 Years	12.31%

10 Years	18.16%

CLASS R SHARES[2]

1 Year	9.88%

5 Years	11.63%

10 Years	17.52%

CLASS K SHARES[2]

1 Year	10.39%

5 Years	12.05%

10 Years	17.92%

CLASS I SHARES[2]

1 Year	10.60%

5 Years	12.35%

10 Years	18.27%

CLASS Z SHARES[2]

1 Year	10.70%

Since Inception[3]	13.86%

1	Assumes conversion of Class B shares into Class A shares after eight years.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

3	Inception date: 6/30/2015.

10 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$1,173.80	$6.31	1.17%	$6.36	1.18%
Hypothetical**	$1,000	$1,018.99	$5.86	1.17%	$5.91	1.18%

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 11

EXPENSE EXAMPLE (continued)

	Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class B
Actual	$1,000	$1,169.30	$10.60	1.97%	$10.65	1.98%
Hypothetical**	$1,000	$1,015.03	$9.84	1.97%	$9.89	1.98%
Class C
Actual	$1,000	$1,169.50	$10.33	1.92%	$10.38	1.93%
Hypothetical**	$1,000	$1,015.27	$9.59	1.92%	$9.64	1.93%
Advisor Class
Actual	$1,000	$1,175.30	$4.96	0.92%	$5.02	0.93%
Hypothetical**	$1,000	$1,020.23	$4.61	0.92%	$4.66	0.93%
Class R
Actual	$1,000	$1,171.60	$8.35	1.55%	$8.40	1.56%
Hypothetical**	$1,000	$1,017.11	$7.75	1.55%	$7.80	1.56%
Class K
Actual	$1,000	$1,174.50	$5.88	1.09%	$5.93	1.10%
Hypothetical**	$1,000	$1,019.39	$5.46	1.09%	$5.51	1.10%
Class I
Actual	$1,000	$1,175.30	$4.91	0.91%	$4.96	0.92%
Hypothetical**	$1,000	$1,020.28	$4.56	0.91%	$4.61	0.92%
Class Z
Actual	$1,000	$1,175.90	$4.37	0.81%	$4.42	0.82%
Hypothetical**	$1,000	$1,020.78	$4.06	0.81%	$4.11	0.82%

*	Expenses are equal to the classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

+

In connection with the Fund’s investments in affiliated/unaffiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated/unaffiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses of the affiliated underlying portfolios. The Fund’s total expenses are equal to the classes’ annualized expense ratio plus the Fund’s pro rata share of the weighted average expense ratio of the affiliated/unaffiliated underlying portfolios in which it invests, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

12 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

PORTFOLIO SUMMARY

July 31, 2019 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $2,138.3

TEN LARGEST HOLDINGS2

Company	U.S. $ Value	Percent of Net Assets

Chegg, Inc.	$38,125,850	1.8%

Strategic Education, Inc.	36,393,616	1.7

Silicon Laboratories, Inc.	35,322,810	1.6

iShares Russell 2000 Growth ETF	34,815,104	1.6

Mercury Systems, Inc.	34,284,377	1.6

LHC Group, Inc.	34,265,206	1.6

Teladoc Health, Inc.	34,106,762	1.6

Rapid7, Inc.	33,765,674	1.6

Planet Fitness, Inc.	32,160,849	1.5

Ingevity Corp.	31,885,573	1.5

	$345,125,821	16.1%

1	All data are as of July 31, 2019. The Fund’s sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

2	Long-term investments.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Fund’s prospectus.

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 13

PORTFOLIO OF INVESTMENTS

July 31, 2019

Company	Shares	U.S. $ Value

COMMON STOCKS – 95.2%
Health Care – 23.9%
Biotechnology – 11.7%
Aimmune Therapeutics, Inc.(a)(b)	423,036	$8,143,443
Allakos, Inc.(a)(b)	243,212	8,456,481
Allogene Therapeutics, Inc.(a)(b)	296,363	9,187,253
Arena Pharmaceuticals, Inc.(b)	214,030	13,415,400
Ascendis Pharma A/S (Sponsored ADR)(b)	103,730	12,007,785
BeiGene Ltd. (Sponsored ADR)(a)(b)	76,849	10,554,442
Biohaven Pharmaceutical Holding Co., Ltd.(b)	293,880	12,648,595
Blueprint Medicines Corp.(a)(b)	214,059	21,438,009
Exact Sciences Corp.(a)(b)	80,765	9,296,859
GlycoMimetics, Inc.(a)(b)	605,660	5,590,242
Gossamer Bio, Inc.(b)	347,887	6,905,557
Invitae Corp.(a)(b)	832,968	22,398,509
Iovance Biotherapeutics, Inc.(a)(b)	511,440	12,576,310
Madrigal Pharmaceuticals, Inc.(a)(b)	64,620	5,640,680
Mirum Pharmaceuticals, Inc.(a)(b)	379,768	5,130,666
Neurocrine Biosciences, Inc.(b)	166,500	16,048,935
NextCure, Inc.(a)(b)	346,322	7,608,694
NuCana PLC (ADR)(a)(b)	272,391	2,345,286
Ra Pharmaceuticals, Inc.(b)	188,583	6,419,365
Rubius Therapeutics, Inc.(a)(b)	497,669	6,618,998
Sage Therapeutics, Inc.(a)(b)	53,973	8,654,031
Sarepta Therapeutics, Inc.(a)(b)	49,140	7,314,489
Turning Point Therapeutics, Inc. – Class I(a)(b)	176,915	7,048,294
Ultragenyx Pharmaceutical, Inc.(a)(b)	269,129	16,217,714
Y-mAbs Therapeutics, Inc.(a)(b)	337,925	7,559,382

		249,225,419

Health Care Equipment & Supplies – 4.7%
Insulet Corp.(a)(b)	184,880	22,729,147
iRhythm Technologies, Inc.(a)(b)	355,613	29,565,665
Penumbra, Inc.(a)(b)	146,650	24,578,540
Tactile Systems Technology, Inc.(a)(b)	414,407	23,927,860

		100,801,212

Health Care Providers & Services – 2.5%
Guardant Health, Inc.(a)(b)	196,909	18,507,477
LHC Group, Inc.(a)(b)	270,700	34,265,206

		52,772,683

Health Care Technology – 2.2%
Health Catalyst, Inc.(a)(b)	77,924	3,448,137
Teladoc Health, Inc.(a)(b)	499,806	34,106,762
Vocera Communications, Inc.(a)(b)	411,633	10,566,619

		48,121,518

14 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Life Sciences Tools & Services – 1.3%
ICON PLC(b)	180,264	$28,151,829

Pharmaceuticals – 1.5%
Aerie Pharmaceuticals, Inc.(a)(b)	232,778	5,044,299
Axsome Therapeutics, Inc.(a)(b)	347,430	8,859,465
Fulcrum Therapeutics, Inc.(b)	332,286	4,602,161
GW Pharmaceuticals PLC (Sponsored ADR)(a)(b)	45,140	7,326,222
Revance Therapeutics, Inc.(a)(b)	411,998	5,182,935

		31,015,082

		510,087,743

Information Technology – 22.5%
Communications Equipment – 1.2%
Ciena Corp.(b)	568,014	25,685,593

Electronic Equipment, Instruments & Components – 2.2%
Littelfuse, Inc.	116,150	19,624,704
Novanta, Inc.(b)	331,190	27,849,767

		47,474,471

Semiconductors & Semiconductor Equipment – 5.5%
Cree, Inc.(a)(b)	227,123	14,122,508
Lattice Semiconductor Corp.(b)	1,315,180	25,435,581
Monolithic Power Systems, Inc.	154,639	22,911,314
Silicon Laboratories, Inc.(a)(b)	314,792	35,322,810
Universal Display Corp.(a)	91,393	19,291,235

		117,083,448

Software – 13.6%
Altair Engineering, Inc. – Class A(a)(b)	611,840	25,458,662
Anaplan, Inc.(b)	343,524	19,560,257
Aspen Technology, Inc.(b)	232,160	30,614,939
Avalara, Inc.(b)	325,810	26,546,999
Everbridge, Inc.(a)(b)	225,070	23,024,661
Five9, Inc.(b)	332,788	16,429,744
Guidewire Software, Inc.(b)	121,615	12,414,459
HubSpot, Inc.(b)	159,566	28,517,636
New Relic, Inc.(b)	72,614	6,765,446
Rapid7, Inc.(a)(b)	556,730	33,765,674
RingCentral, Inc. – Class A(b)	185,945	26,400,471
Smartsheet, Inc. – Class A(a)(b)	376,382	18,785,226
Trade Desk, Inc. (The) – Class A(a)(b)	84,074	22,137,525

		290,421,699

		480,665,211

Consumer Discretionary – 18.4%
Distributors – 1.2%
Pool Corp.(a)	135,338	25,628,957

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 15

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Diversified Consumer Services – 6.0%
Bright Horizons Family Solutions, Inc.(b)	202,675	$30,820,787
Chegg, Inc.(b)	848,750	38,125,850
Grand Canyon Education, Inc.(b)	204,295	22,221,167
Strategic Education, Inc.(a)	204,470	36,393,616

		127,561,420

Hotels, Restaurants & Leisure – 3.9%
Hilton Grand Vacations, Inc.(b)	163,089	5,333,010
OneSpaWorld Holdings Ltd.(a)(b)	1,292,580	20,241,803
Planet Fitness, Inc.(b)	408,859	32,160,849
Wingstop, Inc.	273,194	26,114,614

		83,850,276

Household Durables – 1.9%
Lovesac Co. (The)(a)(b)	677,042	14,515,780
Skyline Champion Corp.(b)	929,056	26,478,096

		40,993,876

Internet & Direct Marketing Retail – 2.2%
Etsy, Inc.(b)	368,592	24,703,036
GrubHub, Inc.(a)(b)	173,828	11,755,987
Realreal, Inc. (the)(a)(b)	466,525	11,453,189

		47,912,212

Multiline Retail – 1.2%
Ollie’s Bargain Outlet Holdings, Inc.(b)	299,975	25,404,883

Specialty Retail – 2.0%
Five Below, Inc.(b)	211,112	24,797,216
Sleep Number Corp.(b)	358,066	17,606,105

		42,403,321

		393,754,945

Industrials – 17.5%
Aerospace & Defense – 4.2%
Axon Enterprise, Inc.(b)	412,640	28,975,581
Hexcel Corp.	323,129	26,419,027
Mercury Systems, Inc.(a)(b)	420,564	34,284,377

		89,678,985

Building Products – 1.6%
Armstrong World Industries, Inc.	254,312	24,848,826
Trex Co., Inc.(b)	114,590	9,367,732

		34,216,558

Commercial Services & Supplies – 1.5%
Tetra Tech, Inc.	402,108	31,846,954

Industrial Conglomerates – 1.1%
Carlisle Cos., Inc.	162,632	23,453,161

16 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Machinery – 5.3%
Chart Industries, Inc.(a)(b)	417,543	$31,537,023
Gardner Denver Holdings, Inc.(b)	508,175	16,754,530
IDEX Corp.	127,106	21,381,771
Nordson Corp.	152,820	21,648,481
RBC Bearings, Inc.(a)(b)	143,268	23,308,271

		114,630,076

Road & Rail – 2.0%
Knight-Swift Transportation Holdings, Inc.(a)	532,737	19,093,294
Saia, Inc.(b)	303,876	23,185,739

		42,279,033

Trading Companies & Distributors – 1.8%
H&E Equipment Services, Inc.	595,353	18,223,755
SiteOne Landscape Supply, Inc.(a)(b)	276,731	20,442,119

		38,665,874

		374,770,641

Financials – 8.0%
Banks – 2.2%
Cadence BanCorp	450,680	7,724,655
Western Alliance Bancorp(b)	452,923	22,392,513
Wintrust Financial Corp.	252,370	18,054,550

		48,171,718

Capital Markets – 4.1%
Assetmark Financial Holdings, Inc.(a)(b)	530,100	14,996,529
Hamilton Lane, Inc. – Class A(a)	506,665	29,741,235
Houlihan Lokey, Inc.(a)	476,327	21,911,042
Stifel Financial Corp.	345,237	20,648,625

		87,297,431

Diversified Financial Services – 0.3%
Ranpak Holdings Corp.(a)(b)(c)	1,085,529	7,099,360

Insurance – 1.4%
Trupanion, Inc.(a)(b)	920,041	29,588,519

		172,157,028

Consumer Staples – 2.7%
Food & Staples Retailing – 1.4%
Chefs’ Warehouse, Inc. (The)(a)(b)	845,483	30,834,765

Food Products – 1.3%
Freshpet, Inc.(b)	608,968	27,494,905

		58,329,670

Materials – 1.5%
Chemicals – 1.5%
Ingevity Corp.(b)	323,580	31,885,573

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 17

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Energy – 0.7%
Energy Equipment & Services – 0.4%
DMC Global, Inc.(a)	147,860	$7,724,207

Oil, Gas & Consumable Fuels – 0.3%
Matador Resources Co.(a)(b)	393,527	6,937,881

		14,662,088

Total Common Stocks (cost $1,495,982,307)		2,036,312,899

INVESTMENT COMPANIES – 1.6%
Funds and Investment Trusts – 1.6%
iShares Russell 2000 Growth ETF(a)(d) (cost $30,627,811)	171,090	34,815,104

PREFERRED STOCKS – 0.0%
Consumer Discretionary – 0.0%
Household Durables – 0.0%
Honest Co., Inc. (The) – Series D 0.00%(b)(c)(e)(f)	29,639	834,630
Honest Co., Inc. (The) – Series E 0.00%(b)(c)(e)(f)	7,460	142,858

Total Preferred Stocks (cost $1,502,384)		977,488

SHORT-TERM INVESTMENTS – 3.0%
Investment Companies – 3.0%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 2.31%(d)(g)(h) (cost $63,099,731)	63,099,731	63,099,731

Total Investments Before Security Lending Collateral for Securities Loaned – 99.8% (cost $1,591,212,233)		2,135,205,222

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 4.9%
Investment Companies – 4.9%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 2.31%(d)(g)(h) (cost $103,924,863)	103,924,863	103,924,863

Total Investments – 104.7% (cost $1,695,137,096)		2,239,130,085
Other assets less liabilities – (4.7)%		(100,805,278)

Net Assets – 100.0%		$2,138,324,807

18 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

(a)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(b)	Non-income producing security.

(c)	Illiquid security.

(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(f)	Fair valued by the Adviser.

(g)	Affiliated investments.

(h)	The rate shown represents the 7-day yield as of period end.

Glossary:

ADR – American Depositary Receipt

ETF – Exchange Traded Fund

See notes to financial statements.

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 19

STATEMENT OF ASSETS & LIABILITIES

July 31, 2019

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,528,112,502)	$2,072,105,491	(a)
Affiliated issuers (cost $167,024,594—including investment of cash collateral for securities loaned of $103,924,863)	167,024,594
Receivable for investment securities sold	23,233,055
Receivable for capital stock sold	5,054,119
Interest receivable	438,696
Affiliated dividends receivable	125,743

Total assets	2,267,981,698

Liabilities
Payable for collateral received on securities loaned	103,924,863
Payable for investment securities purchased	21,479,799
Payable for capital stock redeemed	2,485,051
Advisory fee payable	1,334,325
Distribution fee payable	183,050
Transfer Agent fee payable	70,040
Administrative fee payable	21,588
Directors’ fees payable	1,735
Accrued expenses	156,440

Total liabilities	129,656,891

Net Assets	$2,138,324,807

Composition of Net Assets
Capital stock, at par	$3,548
Additional paid-in capital	1,458,049,939
Distributable earnings	680,271,320

	$2,138,324,807

Net Asset Value Per Share—27 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Outstanding	Value

A	$621,553,166	10,865,118	$57.21	*

B	$1,116,034	33,794	$33.02

C	$35,255,793	1,047,082	$33.67

Advisor	$611,919,497	9,659,387	$63.35

R	$30,459,370	554,866	$54.90

K	$43,283,556	734,868	$58.90

I	$494,930,573	7,852,572	$63.03

Z	$299,806,818	4,735,340	$63.31

(a)	Includes securities on loan with a value of $481,835,647 (see Note E).

*	The maximum offering price per share for Class A shares was $59.75 which reflects a sales charge of 4.25%.

See notes to financial statements.

20 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

STATEMENT OF OPERATIONS

Year Ended July 31, 2019

Investment Income
Dividends
Unaffiliated issuers	$5,544,976
Affiliated issuers	2,824,964
Securities lending income	682,237	$9,052,177

Expenses
Advisory fee (see Note B)	13,562,164
Distribution fee—Class A	1,422,046
Distribution fee—Class B	10,935
Distribution fee—Class C	313,660
Distribution fee—Class R	153,895
Distribution fee—Class K	104,768
Transfer agency—Class A	644,742
Transfer agency—Class B	1,833
Transfer agency—Class C	36,102
Transfer agency—Advisor Class	541,872
Transfer agency—Class R	75,413
Transfer agency—Class K	20,954
Transfer agency—Class I	485,373
Transfer agency—Class Z	43,882
Custodian	216,370
Registration fees	214,709
Printing	102,465
Administrative	66,174
Audit and tax	55,687
Legal	42,099
Directors’ fees	23,308
Miscellaneous	82,148

Total expenses	18,220,599
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(73,565)

Net expenses		18,147,034

Net investment loss		(9,094,857)

Realized and Unrealized Gain on Investment Transactions
Net realized gain on investment transactions		229,562,674
Net change in unrealized appreciation/depreciation of investments		8,300,240

Net gain on investment transactions		237,862,914

Contributions from Affiliates (see Note B)		338

Net Increase in Net Assets from Operations		$228,768,395

See notes to financial statements.

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 21

STATEMENT OF CHANGES IN NET ASSETS

Year Ended July 31, 2019	Year Ended July 31, 2018
Increase (Decrease) in Net Assets from Operations
Net investment loss	$(9,094,857)	$(10,052,448)
Net realized gain on investment transactions	229,562,674	241,786,656
Net change in unrealized appreciation/depreciation of investments	8,300,240	195,974,184
Contributions from Affiliates (see Note B)	338	– 0	–

Net increase in net assets from operations	228,768,395	427,708,392
Distributions to Shareholders
Class A	(80,062,548)	(43,997,774)
Class B	(239,237)	(162,693)
Class C	(6,641,292)	(3,319,298)
Advisor Class	(54,902,019)	(27,307,196)
Class R	(4,640,905)	(3,088,203)
Class K	(5,758,560)	(3,274,123)
Class I	(56,142,426)	(28,475,966)
Class Z	(26,247,240)	(9,532,554)
Capital Stock Transactions
Net increase	435,196,667	105,553,611

Total increase	429,330,835	414,104,196
Net Assets
Beginning of period	1,708,993,972	1,294,889,776

End of period	$2,138,324,807	$1,708,993,972

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

July 31, 2019

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”), which is a Maryland corporation, is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company operates as a series company currently comprised of 29 portfolios. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Small Cap Growth Portfolio (the “Fund”), a diversified portfolio. The Fund has authorized the issuance of Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I, Class Z and Class T shares. Class T shares have not been issued. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to 0% depending on the period of time the shares are held. Effective January 31, 2009, sales of Class B shares of the Fund to new investors were suspended. Class B shares will only be issued (i) upon the exchange of Class B shares from another AB mutual fund, (ii) for purposes of dividend reinvestment, (iii) through the Fund’s Automatic Investment Program (the “Program”) for accounts that established the Program prior to January 31, 2009, and (iv) for purchases of additional shares by Class B shareholders as of January 31, 2009. The ability to establish a new Program for accounts containing Class B shares was suspended as of January 31, 2009. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares will automatically convert to Class A shares ten years after the end of the calendar month of purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class, Class I and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All nine classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. Effective February 1, 2013, the Fund was closed to new investors, subject to certain exceptions. Effective June 1, 2016, with the exception of Class B shares, the Fund reopened to new investors. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and

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NOTES TO FINANCIAL STATEMENTS (continued)

amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Company’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major

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NOTES TO FINANCIAL STATEMENTS (continued)

broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

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NOTES TO FINANCIAL STATEMENTS (continued)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2019:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$2,036,312,899		$	– 0	–	$	– 0	–	$2,036,312,899
Investment Companies	34,815,104			– 0	–		– 0	–	34,815,104
Preferred Stocks	– 0	–		– 0	–		977,488		977,488
Short-Term Investments	63,099,731			– 0	–		– 0	–	63,099,731
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	103,924,863			– 0	–		– 0	–	103,924,863

Total Investments in Securities	2,238,152,597			– 0	–		977,488		2,239,130,085
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$2,238,152,597		$	– 0	–		$977,488		$2,239,130,085

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

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NOTES TO FINANCIAL STATEMENTS (continued)

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

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NOTES TO FINANCIAL STATEMENTS (continued)

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion, .65% of the excess over $2.5 billion up to $5 billion and .60% of the excess over $5 billion as a percentage of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the year ended July 31, 2019, the reimbursement for such services amounted to $66,174.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $573,568 for the year ended July 31, 2019.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $19,077 from the sale of Class A shares and received $1,968, $329 and $3,154 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the year ended July 31, 2019.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. Effective August 1, 2018, the Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2020. In connection with the investment by the Fund in Government Money Market

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NOTES TO FINANCIAL STATEMENTS (continued)

Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the year ended July 31, 2019, such waiver amounted to $47,867.

A summary of the Fund’s transactions in AB mutual funds for the year ended July 31, 2019 is as follows:

Fund	Market Value 7/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$33,071	$605,853	$575,824	$63,100	$1,074
Government Money Market Portfolio*	68,574	719,622	684,271	103,925	1,751

Total				$167,025	$2,825

*	Investments of cash collateral for securities lending transactions (see Note E).

During the year ended July 31, 2019, the Adviser reimbursed the Fund $338 for trading losses incurred due to a trade entry error.

Brokerage commissions paid on investment transactions for the year ended July 31, 2019 amounted to $986,885, of which $9 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

During the second quarter of 2018, AXA S.A. (“AXA”) completed the sale of a minority stake in AXA Equitable Holdings, Inc. (“AXA Equitable”), through an initial public offering. AXA Equitable is the holding company for a diverse group of financial services companies, including an approximately 63.7% economic interest in the Adviser and a 100% interest in AllianceBernstein Corporation, the general partner of the Adviser. Since the initial sale, AXA has completed additional offerings, most recently during the second quarter of 2019. As a result, AXA owned 38.9% of the outstanding shares of common stock of AXA Equitable as of July 8, 2019. AXA has announced its intention to sell its entire remaining interest in AXA Equitable over time, subject to market conditions and other factors (the “Plan”). AXA is under no obligation to do so and retains the sole discretion to determine the timing of any future sales of shares of AXA Equitable common stock.

It is anticipated that one or more of the transactions contemplated by the Plan may ultimately result in the indirect transfer of a “controlling block” of

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NOTES TO FINANCIAL STATEMENTS (continued)

voting securities of the Adviser (a “Change of Control Event”) and therefore may be deemed an “assignment” causing a termination of the Fund’s current investment advisory agreement. In order to ensure that the existing investment advisory services could continue uninterrupted, at meetings held in late July through early August 2018, the Boards of Directors/Trustees (each a “Board” and collectively, the “Boards”) approved new investment advisory agreements with the Adviser, in connection with the Plan. The Boards also agreed to call and hold a joint meeting of shareholders on October 11, 2018, for shareholders of the Fund to (1) approve the new investment advisory agreement with the Adviser that would be effective after the first Change of Control Event and (2) approve any future advisory agreement approved by the Board and that has terms not materially different from the current agreement, in the event there are subsequent Change of Control Events arising from completion of the Plan that terminate the advisory agreement after the first Change of Control Event. Approval of a future advisory agreement means that shareholders may not have another opportunity to vote on a new agreement with the Adviser even upon a change of control, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of AXA Equitable.

At the April 24, 2019 adjourned shareholder meeting, shareholders approved the new and future investment advisory agreements.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to both Class B and Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class, Class I and Class Z shares. Effective October 31, 2014, payments under the Agreement in respect of Class A shares are limited to an annual rate of .25% of Class A shares’ average daily net assets. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $20,209,597, $2,837,648, $727,399 and $781,045 for Class B, Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Fund in

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NOTES TO FINANCIAL STATEMENTS (continued)

future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended July 31, 2019 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$1,421,244,428		$1,249,339,735
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$1,720,155,933

Gross unrealized appreciation	$588,768,525
Gross unrealized depreciation	(69,794,373)

Net unrealized appreciation	$518,974,152

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivatives transactions for the year ended July 31, 2019.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used

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NOTES TO FINANCIAL STATEMENTS (continued)

when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund cannot sell or repledge any non-cash collateral, and accordingly will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any income or other distributions from the securities. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its

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NOTES TO FINANCIAL STATEMENTS (continued)

investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities.

A summary of the Fund’s transactions surrounding securities lending for the year ended July 31, 2019 is as follows:

				Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$481,835,647	$103,924,863	$396,268,956	$682,237	$1,751,070	$25,698

*	As of July 31, 2019.

NOTE F

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Year Ended July 31, 2019	Year Ended July 31, 2018	Year Ended July 31, 2019	Year Ended July 31, 2018

Class A
Shares sold	1,592,751	1,177,537	$87,087,572	$65,046,883

Shares issued in reinvestment of distributions	1,670,051	820,760	75,569,788	41,686,411

Shares converted from Class B	4,436	7,459	249,119	399,974

Shares converted from Class C	31,942	12,425	1,842,388	668,629

Shares redeemed	(2,112,216)	(1,784,722)	(114,040,755)	(97,246,566)

Net increase	1,186,964	233,459	$50,708,112	$10,555,331

Class B
Shares sold	2,415	2,318	$80,843	$84,700

Shares issued in reinvestment of distributions	8,922	4,766	234,298	157,769

Shares converted to Class A	(7,268)	(11,262)	(249,119)	(399,974)

Shares redeemed	(1,996)	(2,407)	(70,036)	(87,807)

Net increase (decrease)	2,073	(6,585)	$(4,014)	$(245,312)

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NOTES TO FINANCIAL STATEMENTS (continued)

	Shares		Amount
	Year Ended July 31, 2019	Year Ended July 31, 2018	Year Ended July 31, 2019	Year Ended July 31, 2018

Class C
Shares sold	324,375	121,985	$10,718,039	$4,677,010

Shares issued in reinvestment of distributions	230,940	91,086	6,179,959	3,056,845

Shares converted to Class A	(51,686)	(18,441)	(1,842,388)	(668,629)

Shares redeemed	(248,926)	(204,569)	(7,997,678)	(7,504,715)

Net increase (decrease)	254,703	(9,939)	$7,057,932	$(439,489)

Advisor Class
Shares sold	5,781,988	2,167,943	$334,871,693	$133,640,038

Shares issued in reinvestment of distributions	790,993	339,940	39,573,378	18,761,274

Shares redeemed	(3,236,233)	(2,010,864)	(187,236,438)	(121,692,020)

Net increase	3,336,748	497,019	$187,208,633	$30,709,292

Class R
Shares sold	169,942	165,581	$9,004,263	$8,888,842

Shares issued in reinvestment of distributions	106,614	62,565	4,640,887	3,088,193

Shares redeemed	(287,784)	(366,299)	(14,919,893)	(19,286,667)

Net decrease	(11,228)	(138,153)	$(1,274,743)	$(7,309,632)

Class K
Shares sold	217,644	181,568	$12,263,351	$10,425,149

Shares issued in reinvestment of distributions	123,653	62,891	5,758,541	3,270,986

Shares redeemed	(290,043)	(362,890)	(16,421,496)	(19,921,808)

Net increase (decrease)	51,254	(118,431)	$1,600,396	$(6,225,673)

Class I
Shares sold	2,238,780	2,298,970	$135,022,914	$138,417,238

Shares issued in reinvestment of distributions	1,127,928	518,198	56,136,998	28,474,999

Shares redeemed	(2,385,674)	(1,985,264)	(144,537,169)	(116,941,797)

Net increase	981,034	831,904	$46,622,743	$49,950,440

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NOTES TO FINANCIAL STATEMENTS (continued)

	Shares		Amount
	Year Ended July 31, 2019	Year Ended July 31, 2018	Year Ended July 31, 2019	Year Ended July 31, 2018

Class Z
Shares sold	2,782,896	658,040	$170,913,744	$39,253,166

Shares issued in reinvestment of distributions	525,227	173,020	26,245,581	9,531,633

Shares redeemed	(915,203)	(339,361)	(53,881,717)	(20,226,145)

Net increase	2,392,920	491,699	$143,277,608	$28,558,654

NOTE G

Risks Involved in Investing in the Fund

Sector Risk—The Fund may have more risk because of concentrated investments in a particular market sector, such as the technology or financial services sector. Market or economic factors affecting that sector could have a major effect on the value of the Fund’s investments.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Derivatives Risk—The Fund may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 35

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended July 31, 2019.

NOTE I

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended July 31, 2019 and July 31, 2018 were as follows:

	2019	2018
Distributions paid from:
Ordinary income	$27,407,825	$12,920,367
Net long-term capital gains	207,226,402	106,237,440

Total taxable distributions paid	$234,634,227	$119,157,807

As of July 31, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed capital gains	$166,606,921
Other losses	(5,309,752	)(a)
Unrealized appreciation/(depreciation)	518,974,152	(b)

Total accumulated earnings/(deficit)	$680,271,321

(a)	As of July 31, 2019, the Fund had a qualified late-year ordinary loss deferral of $5,309,752.

(b)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax treatment of passive foreign investment companies (PFICs) and the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of July 31, 2019, the Fund did not have any capital loss carryforwards.

During the current fiscal year, permanent differences primarily due to the utilization of earnings and profits distributed to shareholders on redemption of shares, contributions from the Adviser, and the disallowance of a net operating loss resulted in a net decrease in distributable earnings and a net increase in additional paid-in capital. These reclassifications had no effect on net assets.

36 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE J

Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2018-13, Fair Value Measurement (Topic 820), Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement which removes, modifies and adds disclosures to Topic 820. The amendments in this ASU 2018-13 (“ASU”) apply to all entities that are required, under existing U.S. GAAP, to make disclosures about recurring or nonrecurring fair value measurements. The amendments in this ASU are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated the impact of the amendments and elected to early adopt the ASU. The adoption of this ASU did not have a material impact on the disclosure and presentation of the financial statements of the Fund.

In October 2018, the U.S. Securities and Exchange Commission adopted amendments to certain disclosure requirements included in Regulation S-X that had become “redundant, duplicative, overlapping, outdated or superseded, in light of the other Commission disclosure requirements, GAAP or changes in the information environment.” The compliance date for the amendments to Regulation S-X was November 5, 2018 (for reporting period end dates of September 30, 2018 or after). Management has adopted the amendments which simplified certain disclosure requirements on the financial statements.

NOTE K

Subsequent Events

At a meeting held on July 30 – July 31, 2019, the Board approved the early conversion of the Fund’s Class B shares into Class A shares to occur on or about November 7, 2019 (the “Conversion Date”). On the Conversion Date, all outstanding Class B shares of the Fund will be converted to Class A shares. Class B shares that are converted to Class A shares in connection with the Conversion will not be subject to a contingent deferred sales charge, nor will any sales charge be assessed in connection with the Class A shares that a shareholder receives in exchange for such Class B shares. Effective August 2, 2019, sales of Class B shares were suspended, except that dividend reinvestments for Class B accounts will continue to be made in additional Class B shares and Class B shares of the Fund may continue to be exchanged for Class B shares of any other fund in the AB Fund family. In addition, in limited circumstances, such as sales to certain retirement plans and sales made through retail omnibus platforms, the Fund will continue to offer Class B shares to existing Class B shareholders. All sales of Class B shares will cease on the Conversion Date.

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 37

NOTES TO FINANCIAL STATEMENTS (continued)

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no other material events that would require disclosure in the Fund’s financial statements through this date.

38 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class A
	Year Ended July 31,
	2019		2018		2017		2016		2015

Net asset value, beginning of period	$ 60.30		$ 49.25		$ 41.28		$ 48.82		$ 48.62

Income From Investment Operations

Net investment loss(a)	(.36	)(b)	(.44	)(b)	(.38	)(b)†	(.32	)(b)	(.33)

Net realized and unrealized gain (loss) on investment transactions	5.75		16.28		9.32		(3.52)		6.07

Contributions from Affiliates	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Capital contributions	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	5.39		15.84		8.94		(3.84)		5.74

Less: Distributions

Distributions from net realized gain on investment transactions	(8.48)		(4.79)		(.97)		(3.70)		(5.54)

Net asset value, end of period	$ 57.21		$ 60.30		$ 49.25		$ 41.28		$ 48.82

Total Return

Total investment return based on net asset value(d)*	12.63%		33.99%		22.05	%†+	(7.77	)%+	13.24%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$621,553		$583,619		$465,188		$293,237		$378,062

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	1.15%		1.13%		1.17%		1.27%		1.20%

Expenses, before waivers/reimbursements(e)‡	1.16%		1.14%		1.19%		1.28%		1.20%

Net investment loss	(.65	)%(b)	(.80	)%(b)	(.85	)%(b)†	(.80	)%(b)	(.70)%

Portfolio turnover rate	70%		65%		66%		70%		61%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01%		.01%		.01%		0%		0%

See footnote summary on page 47.

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 39

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class B
	Year Ended July 31,
	2019		2018		2017		2016		2015

Net asset value, beginning of period	$ 39.10		$ 33.67		$ 28.74		$ 35.48		$ 37.14

Income From Investment Operations

Net investment loss(a)	(.48	)(b)	(.58	)(b)	(.47	)(b)†	(.46	)(b)	(.53)

Net realized and unrealized gain (loss) on investment transactions	2.88		10.80		6.37		(2.58)		4.41

Contributions from Affiliates	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Capital contributions	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	2.40		10.22		5.90		(3.04)		3.88

Less: Distributions

Distributions from net realized gain on investment transactions	(8.48)		(4.79)		(.97)		(3.70)		(5.54)

Net asset value, end of period	$ 33.02		$ 39.10		$ 33.67		$ 28.74		$ 35.48

Total Return

Total investment return based on net asset value(d)*	11.72%		32.94%		21.07	%†+	(8.48	)%+	12.22%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,116		$1,240		$1,290		$1,672		$2,652

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	1.96%		1.93%		1.97%		2.08%		1.99%

Expenses, before waivers/reimbursements(e)‡	1.96%		1.95%		1.98%		2.08%		1.99%

Net investment loss	(1.45	)%(b)	(1.60	)%(b)	(1.53	)%(b)†	(1.60	)%(b)	(1.49)%

Portfolio turnover rate	70%		65%		66%		70%		61%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01%		.01%		.01%		0%		0%

See footnote summary on page 47.

40 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class C
	Year Ended July 31,
	2019		2018		2017		2016		2015

Net asset value, beginning of period	$ 39.66		$ 34.08		$ 29.06		$ 35.82		$ 37.41

Income From Investment Operations

Net investment loss(a)	(.47	)(b)	(.57	)(b)	(.45	)(b)†	(.45	)(b)	(.52)

Net realized and unrealized gain (loss) on investment transactions	2.96		10.94		6.44		(2.61)		4.47

Contributions from Affiliates	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Capital contributions	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	2.49		10.37		5.99		(3.06)		3.95

Less: Distributions

Distributions from net realized gain on investment transactions	(8.48)		(4.79)		(.97)		(3.70)		(5.54)

Net asset value, end of period	$ 33.67		$ 39.66		$ 34.08		$ 29.06		$ 35.82

Total Return

Total investment return based on net asset value(d)*	11.79%		32.99%		21.15	%†+	(8.46	)%+	12.33%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$35,256		$31,424		$27,343		$39,132		$59,262

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	1.91%		1.88%		1.93%		2.02%		1.95%

Expenses, before waivers/reimbursements(e)‡	1.91%		1.89%		1.95%		2.03%		1.95%

Net investment loss	(1.40	)%(b)	(1.55	)%(b)	(1.46	)%(b)†	(1.54	)%(b)	(1.45)%

Portfolio turnover rate	70%		65%		66%		70%		61%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01%		.01%		.01%		0%		0%

See footnote summary on page 47.

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 41

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Advisor Class
	Year Ended July 31,
	2019		2018		2017		2016		2015

Net asset value, beginning of period	$ 65.62		$ 53.10		$ 44.33		$ 52.00		$ 51.31

Income From Investment Operations

Net investment loss(a)	(.24	)(b)	(.33	)(b)	(.25	)(b)†	(.23	)(b)	(.22)

Net realized and unrealized gain (loss) on investment transactions	6.46		17.64		9.99		(3.74)		6.45

Contributions from Affiliates	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Capital contributions	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	6.22		17.31		9.74		(3.97)		6.23

Less: Dividends and Distributions

Dividends from net investment income	(.01)		– 0	–	– 0	–	– 0	–	– 0	–

Distributions from net realized gain on investment transactions	(8.48)		(4.79)		(.97)		(3.70)		(5.54)

Total dividends and distributions	(8.49)		(4.79)		(.97)		(3.70)		(5.54)

Net asset value, end of period	$ 63.35		$ 65.62		$ 53.10		$ 44.33		$ 52.00

Total Return

Total investment return based on net asset value(d)*	12.93%		34.30%		22.34	%†+	(7.53	)%+	13.51%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$611,919		$414,913		$309,330		$269,857		$491,170

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	.91%		.88%		.93%		1.01%		.94%

Expenses, before waivers/reimbursements(e)‡	.91%		.89%		.94%		1.02%		.94%

Net investment loss	(.41	)%(b)	(.55	)%(b)	(.52	)%(b)†	(.54	)%(b)	(.44)%

Portfolio turnover rate	70%		65%		66%		70%		61%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01%		.01%		.01%		0%		0%

See footnote summary on page 47.

42 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class R
	Year Ended July 31,
	2019		2018		2017		2016		2015

Net asset value, beginning of period	$ 58.45		$ 48.05		$ 40.44		$ 48.03		$ 48.09

Income From Investment Operations

Net investment loss(a)	(.54	)(b)	(.64	)(b)	(.47	)(b)†	(.43	)(b)	(.49)

Net realized and unrealized gain (loss) on investment transactions	5.47		15.83		9.05		(3.46)		5.97

Contributions from Affiliates	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Capital contributions	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	4.93		15.19		8.58		(3.89)		5.48

Less: Distributions

Distributions from net realized gain on investment transactions	(8.48)		(4.79)		(.97)		(3.70)		(5.54)

Net asset value, end of period	$ 54.90		$ 58.45		$ 48.05		$ 40.44		$ 48.03

Total Return

Total investment return based on net asset value(d)*	12.20%		33.45%		21.61	%†+	(8.01	)%+	12.81%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$30,459		$33,088		$33,842		$40,284		$54,094

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	1.53%		1.53%		1.51%		1.56%		1.54%

Expenses, before waivers/reimbursements(e)‡	1.54%		1.55%		1.53%		1.56%		1.54%

Net investment loss	(1.03	)%(b)	(1.20	)%(b)	(1.08	)%(b)†	(1.08	)%(b)	(1.04)%

Portfolio turnover rate	70%		65%		66%		70%		61%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01%		.01%		.01%		0%		0%

See footnote summary on page 47.

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 43

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class K
	Year Ended July 31,
	2019		2018		2017		2016		2015

Net asset value, beginning of period	$ 61.77		$ 50.33		$ 42.18		$ 49.77		$ 49.48

Income From Investment Operations

Net investment loss(a)	(.33	)(b)	(.42	)(b)	(.30	)(b)†	(.31	)(b)	(.35)

Net realized and unrealized gain (loss) on investment transactions	5.94		16.65		9.42		(3.58)		6.18

Contributions from Affiliates	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Capital contributions	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	5.61		16.23		9.12		(3.89)		5.83

Less: Distributions

Distributions from net realized gain on investment transactions	(8.48)		(4.79)		(.97)		(3.70)		(5.54)

Net asset value, end of period	$ 58.90		$ 61.77		$ 50.33		$ 42.18		$ 49.77

Total Return

Total investment return based on net asset value(d)*	12.71%		34.04%		22.00	%†+	(7.71	)%+	13.16%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$43,284		$42,228		$40,370		$69,770		$87,627

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	1.09%		1.09%		1.20%		1.23%		1.22%

Expenses, before waivers/reimbursements(e)‡	1.09%		1.11%		1.22%		1.23%		1.22%

Net investment loss	(.59	)%(b)	(.76	)%(b)	(.67	)%(b)†	(.76	)%(b)	(.73)%

Portfolio turnover rate	70%		65%		66%		70%		61%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01%		.01%		.01%		0%		0%

See footnote summary on page 47.

44 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class I
	Year Ended July 31,
	2019		2018		2017		2016		2015

Net asset value, beginning of period	$ 65.33		$ 52.89		$ 44.15		$ 51.75		$ 51.07

Income From Investment Operations

Net investment loss(a)	(.24	)(b)	(.34	)(b)	(.24	)(b)†	(.19	)(b)	(.20)

Net realized and unrealized gain (loss) on investment transactions	6.43		17.57		9.95		(3.71)		6.42

Contributions from Affiliates	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Capital contributions	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	6.19		17.23		9.71		(3.90)		6.22

Less: Dividends and Distributions

Dividends from net investment income	(.01)		– 0	–	– 0	–	– 0	–	– 0	–

Distributions from net realized gain on investment transactions	(8.48)		(4.79)		(.97)		(3.70)		(5.54)

Total dividends and distributions	(8.49)		(4.79)		(.97)		(3.70)		(5.54)

Net asset value, end of period	$ 63.03		$ 65.33		$ 52.89		$ 44.15		$ 51.75

Total Return

Total investment return based on net asset value(d)*	12.93%		34.29%		22.36	%†+	(7.42	)%+	13.57%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$494,931		$448,949		$319,437		$301,866		$462,296

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	.90%		.89%		.91%		.92%		.91%

Expenses, before waivers/reimbursements(e)‡	.90%		.91%		.93%		.92%		.91%

Net investment loss	(.40	)%(b)	(.57	)%(b)	(.51	)%(b)†	(.45	)%(b)	(.41)%

Portfolio turnover rate	70%		65%		66%		70%		61%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01%		.01%		.01%		0%		0%

See footnote summary on page 47.

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 45

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class Z
	Year Ended July 31,								June 30, 2015(f) to July 31, 2015
	2019		2018		2017		2016

Net asset value, beginning of period	$ 65.54		$ 53.00		$ 44.20		$ 51.75		$ 52.05

Income From Investment Operations

Net investment loss(a)	(.19	)(b)	(.28	)(b)	(.23	)(b)†	(.16	)(b)	(.05)

Net realized and unrealized gain (loss) on investment transactions	6.46		17.61		10.00		(3.69)		(.25	)(g)

Contributions from Affiliates	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Capital contributions	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	6.27		17.33		9.77		(3.85)		(.30)

Less: Dividends and Distributions

Dividends from net investment income	(.02)		– 0	–	– 0	–	– 0	–	– 0	–

Distributions from net realized gain on investment transactions	(8.48)		(4.79)		(.97)		(3.70)		– 0	–

Total dividends and distributions	(8.50)		(4.79)		(.97)		(3.70)		– 0	–

Net asset value, end of period	$ 63.31		$ 65.54		$ 53.00		$ 44.20		$ 51.75

Total Return

Total investment return based on net asset value(d)*	13.03%		34.42%		22.47	%†+	(7.32	)%+	(.58)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$299,807		$153,533		$98,090		$93,108		$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	.81%		.80%		.82%		.85%		.71	%^

Expenses, before waivers/reimbursements(e)‡	.82%		.81%		.83%		.85%		.71	%^

Net investment loss	(.32	)%(b)	(.48	)%(b)	(.49	)%(b)†	(.40	)%(b)	(1.06	)%^

Portfolio turnover rate	70%		65%		66%		70%		61%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01%		.01%		.01%		0%		0%
See footnote summary on page 47.

46 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the years ended July 31, 2018 and July 31, 2017, such waiver amounted to .01% and .02%, respectively.

(f)	Commencement of distributions.

(g)

Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accordance with the Fund’s change in net realized and unrealized gain (loss) on investment transactions for the period.

†	For the year ended July 31, 2017, the amount includes a refund for overbilling of prior years’ custody out of pocket fees as follows:

Net Investment Income Per Share	Net Investment Income Ratio	Total Return
$.004	.01%	.01%

*

Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the years ended July 31, 2019, July 31, 2018, July 31, 2017 and July 31, 2016 by .01%, .03%, .03% and .02%, respectively.

Includes the impact of proceeds recorded and credited to the Fund resulting from regulatory settlement, which enhanced the Fund’s performance for the year ended July 31, 2016 by .01%.

+

The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

^	Annualized.

See notes to financial statements.

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 47

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Directors of

AB Small Cap Growth Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AB Small Cap Growth Portfolio (the “Fund”), (one of the series constituting The AB Cap Fund, Inc. (the “Company”)), including the portfolio of investments, as of July 31, 2019, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting The AB Cap Fund, Inc.) at July 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and

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REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2019, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

September 26, 2019

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2019 FEDERAL TAX INFORMATION

(unaudited)

For Federal income tax purposes, the following information is furnished with respect to the earnings of the Fund for the taxable year ended July 31, 2019. For corporate shareholders, 15.41% of dividends paid qualify for the dividends received deduction. For individual shareholders, the Fund designates 14.78% of dividends paid as qualified dividend income.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2020.

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RESULTS OF STOCKHOLDER MEETING

(unaudited)

A Special Meeting of Stockholders of the AB Cap Fund, Inc. (the “Company”)—AB Small Cap Growth Fund (the “Fund”) was held on October 11, 2018, adjourned until December 11, 2018 and adjourned again until April 24, 2019. A description of the proposals and number of shares voted at the Meeting are as follows (the proposal number shown below corresponds to the proposal number in the Fund’s proxy statement):

December 11, 2018

1.	To approve and vote upon the election of Directors for the Company, each such Director to serve for a term of indefinite duration and until his or her successor is duly elected and qualifies.

Director:	Voted For:	Authority Withheld:
Michael J. Downey	215,536,802	1,474,413
William H. Foulk, Jr.*	215,369,389	1,641,826
Nancy P. Jacklin	215,599,583	1,411,632
Robert M. Keith	215,547,759	1,463,456
Carol C. McMullen	215,652,417	1,358,798
Gary L. Moody	215,554,054	1,457,162
Marshall C. Turner, Jr.	215,527,501	1,483,715
Earl D. Weiner	215,530,764	1,480,451

April 24, 2019

2.	To vote upon the approval of new advisory agreements for the Fund with AllianceBernstein L.P.

Voted For	Voted Against	Abstained	Broker Non-Votes
12,742,760	229,214	413,598	4,348,575

*	Mr. Foulk retired on December 31, 2018.

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BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman

Michael J. Downey(1)

Nancy P. Jacklin(1)

Robert M. Keith, President and Chief Executive Officer

Carol C. McMullen(1)

Garry L. Moody(1)

Earl D. Weiner(1)

OFFICERS

Bruce K. Aronow(2), Senior Vice President

Samantha S. Lau(2), Vice President

Wen-Tse Tseng(2), Vice President

Emilie D. Wrapp, Secretary

Michael B. Reyes, Senior Analyst

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Phyllis J. Clarke, Controller

Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent	Transfer Agent

State Street Bank and Trust Company

State Street Corporation CCB/5

1 Iron Street

Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

Legal Counsel

Seward & Kissel LLP

One Battery Park Plaza

New York, NY 10004

AllianceBernstein Investor
Services, Inc.

P.O. Box 786003

San Antonio, TX 78278-6003

Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm

Ernst & Young LLP

5 Times Square

New York, NY 10036

1	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

2

The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by the Adviser’s Small Cap Growth Investment Team. Messrs. Aronow and Tseng and Ms. Lau are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s Portfolio.

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MANAGEMENT OF THE FUND

Board of Directors Information

The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund’s Directors is set forth below.

NAME, ADDRESS* AND AGE, (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
INTERESTED DIRECTOR

Robert M. Keith,# 1345 Avenue of the Americas New York, NY 10105 59 (2010)	Senior Vice President of AllianceBernstein L.P. (the “Adviser”) and the head of AllianceBernstein Investments, Inc. (“ABI”) since July 2008; Director of ABI and President of the AB Mutual Funds. Previously, he served as Executive Managing Director of ABI from December 2006 to June 2008. Prior to joining ABI in 2006, Executive Managing Director of Bernstein Global Wealth Management, and prior thereto, Senior Managing Director and Global Head of Client Service and Sales of the Adviser’s institutional investment management business since 2004. Prior thereto, he was Managing Director and Head of North American Client Service and Sales in the Adviser’s institutional investment management business, with which he had been associated since prior to 2004.	90	None

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MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS* AND AGE, (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
DISINTERESTED DIRECTORS

Marshall C. Turner, Jr.,## Chairman of the Board 77 (2005)	Private Investor since prior to 2014. Former Chairman and CEO of Dupont Photomasks, Inc. (components of semi-conductor manufacturing). He has extensive operating, leadership and venture capital investing experience, including five interim or full time CEO roles, and prior service as general partner of institutional venture capital partnerships. He also has extensive non-profit board leadership experience and currently serves on the boards of two education and science-related non-profit organizations. He has served as a director of one AB Fund since 1992, and director or trustee of all AB Funds since 2005. He has been Chairman of the AB Funds since January 2014, and the Chairman of the Independent Directors Committees of such AB Funds since February 2014.	90	Xilinx, Inc. (programmable logic semi-conductors) since 2007

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MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS* AND AGE, (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
DISINTERESTED DIRECTORS (continued)

Michael J. Downey,## 75 (2005)	Private Investor since prior to 2014. Formerly, Chairman of the Asia Pacific Fund, Inc. (registered investment company) since prior to 2014 until January 2019. From 1987 until 1993, Chairman and CEO of Prudential Mutual Fund Management, director of the Prudential mutual funds, and member of the Executive Committee of Prudential Securities Inc. He has served as a director or trustee of the AB Funds since 2005.	90	None

Nancy P. Jacklin,## 71 (2006)	Private Investor since prior to 2014. Professorial Lecturer at the Johns Hopkins School of Advanced International Studies (2008-2015). U.S. Executive Director of the International Monetary Fund (which is responsible for ensuring the stability of the international monetary system), (December 2002-May 2006); Partner, Clifford Chance (1992-2002); Sector Counsel, International Banking and Finance, and Associate General Counsel, Citicorp (1985-1992); Assistant General Counsel (International), Federal Reserve Board of Governors (1982-1985); and Attorney Advisor, U.S. Department of the Treasury (1973-1982). Member of the Bar of the District of Columbia and of New York; and member of the Council on Foreign Relations. She has served as a director or trustee of the AB Funds since 2006 and has been Chair of the Governance and Nominating Committees of the AB Funds since August 2014.	90	None

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MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS* AND AGE, (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
DISINTERESTED DIRECTORS (continued)

Carol C. McMullen,## 64 (2016)	Managing Director of Slalom Consulting (consulting) since 2014, private investor and member of the Advisory Board of Butcher Box (since 2018). Formerly, member, Partners Healthcare Investment Committee (2010-2019); Director of Norfolk & Dedham Group (mutual property and casualty insurance) from 2011 until November 2016; Director of Partners Community Physicians Organization (healthcare) from 2014 until December 2016; and Managing Director of The Crossland Group (consulting) from 2012 until 2013. She has held a number of senior positions in the asset and wealth management industries, including at Eastern Bank (where her roles included President of Eastern Wealth Management), Thomson Financial (Global Head of Sales for Investment Management), and Putnam Investments (where her roles included Chief Investment Officer, Core and Growth and Head of Global Investment Research). She has served on a number of private company and non-profit boards, and as a director or trustee of the AB Funds since June 2016.	90	None

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MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS* AND AGE, (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
DISINTERESTED DIRECTORS (continued)

Garry L. Moody,## 67 (2008)	Independent Consultant. Formerly, Partner, Deloitte & Touche LLP (1995-2008) where he held a number of senior positions, including Vice Chairman, and U.S. and Global Investment Management Practice Managing Partner; President, Fidelity Accounting and Custody Services Company (1993-1995) where he was responsible for accounting, pricing, custody and reporting for the Fidelity mutual funds; and Partner, Ernst & Young LLP (1975-1993), where he served as the National Director of Mutual Fund Tax Services and Managing Partner of its Chicago Office Tax department. He is a member of the Trustee Advisory Board of BoardIQ, a biweekly publication focused on issues and news affecting directors of mutual funds. He has served as a director or trustee, and as Chairman of the Audit Committees, of the AB Funds since 2008.	90	None

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MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS* AND AGE, (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
DISINTERESTED DIRECTORS (continued)

Earl D. Weiner,## 80 (2007)	Senior Counsel since 2017, Of Counsel from 2007 to 2016, and Partner prior to then, of the law firm Sullivan & Cromwell LLP. He is a former member of the ABA Federal Regulation of Securities Committee Task Force to draft editions of the Fund Director’s Guidebook. He also serves as a director or trustee of various non-profit organizations and has served as Chairman or Vice Chairman of a number of them. He has served as a director or trustee of the AB Funds since 2007 and served as Chairman of the Governance and Nominating Committees of the AB Funds from 2007 until August 2014.	90	None

*	The address for each of the Fund’s disinterested Directors is c/o AllianceBernstein L.P., Attention: Legal and Compliance Department—Mutual Fund Legal, 1345 Avenue of the Americas, New York, NY 10105.

**	There is no stated term of office for the Fund’s Directors.

***

The information above includes each Director’s principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Director’s qualifications to serve as a Director, which led to the conclusion that each Director should serve as a Director for the Fund.

#	Mr. Keith is an “interested person” of the Fund, as defined in the 1940 Act, due to his position as a Senior Vice President of the Adviser.

##	Member of the Audit Committee, the Governance and Nominating Committee and Independent Directors Committee.

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MANAGEMENT OF THE FUND (continued)

Officers Information

Certain information concerning the Fund’s Officers is listed below.

NAME, ADDRESS* AND AGE	POSITION(S) HELD WITH FUND	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
Robert M. Keith 59	President and Chief Executive Officer	See biography above.

Bruce K. Aronow 53	Senior Vice President	Senior Vice President of the Adviser,** with which he has been associated since prior to 2014. He is also Chief Investment Officer of Small and SMID Cap Growth Equities.

Samantha S. Lau 46	Vice President	Senior Vice President of the Adviser,** with which she has been associated since prior to 2014. She is also Co-Chief Investment Officer of US Small/SMID Cap Growth Equities.

Wen-Tse Tseng 53	Vice President	Senior Vice President of the Adviser,** with which he has been associated since prior to 2014.

Emilie D. Wrapp 63	Secretary	Senior Vice President, Assistant General Counsel and Assistant Secretary of ABI,** with which she has been associated since prior to 2014.

Michael B. Reyes 43	Senior Analyst	Vice President of the Adviser,** with which he has been associated since prior to 2014.

Joseph J. Mantineo 60	Treasurer and Chief Financial Officer	Senior Vice President of AllianceBernstein Investor Services, Inc. (“ABIS”),** with which he has been associated since prior to 2014.

Phyllis J. Clarke 58	Controller	Vice President of ABIS,** with which she has been associated since prior to 2014.

Vincent S. Noto 54	Chief Compliance Officer	Senior Vice President since 2015, Mutual Fund Chief Compliance Officer of the Adviser** since 2014. Prior thereto, he was Vice President and Director of Mutual Fund Compliance of the Adviser** since 2012.

*	The address for each of the Fund’s Officers is 1345 Avenue of the Americas, New York, NY 10105.

**	The Adviser, ABI and ABIS are affiliates of the Fund.

The Fund’s Statement of Additional Information (“SAI”) has additional information about the Fund’s Directors and Officers and is available without charge upon request. Contact your financial representative or AllianceBernstein at (800) 227-4618, or visit www.abfunds.com, for a free prospectus or SAI.

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Information Regarding the Review and Approval of the Fund’s Proposed New Advisory Agreements and Interim Advisory Agreement in the Context of Potential Assignments

As described in more detail in the Proxy Statement for the AB Funds dated August 20, 2018 (the “August 2018 Proxy Statement”), the Boards of the AB Funds, at a meeting held on July 31-August 2, 2018, approved new advisory agreements with the Adviser (the “Proposed Agreements”) for the AB Funds, including AB Cap Fund, Inc. in respect of AB Small Cap Growth Portfolio (the “Fund”), in connection with the planned disposition by AXA S.A. of its remaining shares of AXA Equitable Holdings, Inc. (the indirect holder of a majority of the partnership interests in the Adviser and the indirect parent of AllianceBernstein Corporation, the general partner of the Adviser) in one or more transactions and the related potential for one or more “assignments” (within the meaning of section 2(a)(4) of the Investment Company Act) of the advisory agreements for the AB Funds, including the Fund’s Advisory Agreement, resulting in the automatic termination of such advisory agreements.

At the same meeting, the AB Boards also considered and approved interim advisory agreements with the Adviser (the “Interim Advisory Agreements”) for the AB Funds, including the Fund, to be effective only in the event that stockholder approval of a Proposed Agreement had not been obtained as of the date of one or more transactions resulting in an “assignment” of the Adviser’s advisory agreements, resulting in the automatic termination of such advisory agreements.

The shareholders of the Fund subsequently approved the Proposed Agreements at an annual meeting of shareholders called for the purpose of voting on the Proposed Agreements.

A discussion regarding the basis for the Boards’ approvals at the meeting held on July 31-August 2, 2018 is set forth below.

At a meeting of the AB Boards held on July 31-August 2, 2018, the Adviser presented its recommendation that the Boards consider and approve the Proposed Agreements. Section 15(c) of the 1940 Act provides that, after an initial period, a Fund’s Current Agreement and current sub-advisory agreement, as applicable, will remain in effect only if the Board, including a majority of the Independent Directors, annually reviews and approves them. Each of the Current Agreements had been approved by a Board within the one-year period prior to approval of its related Proposed Agreement, except that the Current Agreements for certain FlexFee funds were approved in February 2017. In connection with their approval of the Proposed Agreements, the Boards considered their conclusions in connection with their most recent approvals of the Current Agreements, in particular in cases where the last approval of a Current Agreement was relatively recent, including the Boards’ general satisfaction with the nature and quality of services being provided and, as applicable, in the case of

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certain Funds, actions taken or to be taken in an effort to improve investment performance or reduce expense ratios. The Directors also reviewed updated information provided by the Adviser in respect of each Fund. Also in connection with their approval of the Proposed Agreements, the Boards considered a representation made to them at that time by the Adviser that there were no additional developments not already disclosed to the Boards since their most recent approvals of the Current Agreements that would be a material consideration to the Boards in connection with their consideration of the Proposed Agreements, except for matters disclosed to the Boards by the Adviser. The Directors considered the fact that each Proposed Agreement would have corresponding terms and conditions identical to those of the corresponding Current Agreement with the exception of the effective date and initial term under the Proposed Agreement.

The Directors considered their knowledge of the nature and quality of the services provided by the Adviser to each Fund gained from their experience as directors or trustees of registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the Directors and its responsiveness, frankness and attention to concerns raised by the Directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Funds. The Directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of each Fund.

The Directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the Directors evaluated, among other things, the reasonableness of the management fees of the Funds they oversee. The Directors did not identify any particular information that was all-important or controlling, and different Directors may have attributed different weights to the various factors. The Directors determined that the selection of the Adviser to manage the Funds, and the overall arrangements between the Funds and the Adviser, as provided in the Proposed Agreements, including the management fees, were fair and reasonable in light of the services performed under the Current Agreements and to be performed under the Proposed Agreements, expenses incurred and to be incurred and such other matters as the Directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The Directors considered the scope and quality of services to be provided by the Adviser under the Proposed Agreements, including the quality of

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the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Funds. They also considered the information that had been provided to them by the Adviser concerning the anticipated implementation of the Plan and the Adviser’s representation that it did not anticipate that such implementation would affect the management or structure of the Adviser, have a material adverse effect on the Adviser, or adversely affect the quality of the services provided to the Funds by the Adviser and its affiliates. The Directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the Directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The Directors also considered that certain Proposed Agreements, similar to the corresponding Current Agreements, provide that the Funds will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Funds by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the Directors. The Directors noted that the Adviser did not request any reimbursements from certain Funds in the Fund’s latest fiscal year reviewed. The Directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Funds’ former Senior Officer/Independent Compliance Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, also was considered. The Directors of each Fund concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to the Funds under the Proposed Agreement for the Fund.

Costs of Services to be Provided and Profitability

The Directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2016 and 2017, as applicable, that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Funds’ former Senior Officer/Independent Compliance Officer. The Directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The Directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with a Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund, as applicable. The Directors recognized that it is difficult to make comparisons of the profitability of the Proposed Agreements with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is

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affected by numerous factors. The Directors focused on the profitability of the Adviser’s relationship with each Fund before taxes and distribution expenses, as applicable. The Directors noted that certain Funds were not profitable to the Adviser in one or more periods reviewed. The Directors concluded that the Adviser’s level of profitability from its relationship with the other Funds was not unreasonable. The Directors were unable to consider historical information about the profitability of certain Funds that had recently commenced operations and for which historical profitability information was not available. The Adviser agreed to provide the Directors with profitability information in connection with future proposed continuances of the Proposed Agreements.

Fall-Out Benefits

The Directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds, including, but not limited to, as applicable, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients) in the case of certain Funds; 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the shares of most of the Funds; brokerage commissions paid by certain Funds to brokers affiliated with the Adviser; and transfer agency fees paid by most of the Funds to a wholly owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be somewhat lower, and that a Fund’s unprofitability to the Adviser would be exacerbated, without these benefits. The Directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the Directors in connection with the Board meeting at which the Proposed Agreements were approved, the Directors receive detailed performance information for the Funds at each regular Board meeting during the year.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ underperformance in certain periods. The Directors also reviewed updated performance information and, in some cases, discussed with the Adviser the reasons for changes in performance or continued underperformance. On the basis of this review, the Directors concluded that each Fund’s investment performance was acceptable.

Management Fees and Other Expenses

The Directors considered the management fee rate payable by each Fund to the Adviser and information prepared by an independent service provider (the ‘‘15(c) provider’’) concerning management fee rates payable by

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other funds in the same category as the Fund. The Directors recognized that it is difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds. The Directors compared each Fund’s contractual management fee rate with a peer group median, and where applicable, took into account the impact on the management fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year. In the case of the ACS Funds, the Directors noted that the management fee rate is zero but also were cognizant that the Adviser is indirectly compensated by the wrap fee program sponsors that use the ACS Funds as an investment vehicle for their clients.

The Directors also considered the Adviser’s fee schedule for other clients pursuing a similar investment style to each Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Analyst and noted the differences between a Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds pursuing a similar investment strategy as the Fund, on the other, as applicable. The Directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the Directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The Adviser also informed the Directors that, in the case of certain Funds, there were no institutional products managed by the Adviser that have a substantially similar investment style. The Directors also discussed these matters with their independent fee consultant.

The Adviser reviewed with the Directors the significantly greater scope of the services it provides to each Fund relative to institutional, offshore fund and sub-advised fund clients, as applicable. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, each Fund, as applicable, (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows (in the case of open-end Funds); (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional,

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offshore fund and sub-advised fund clients as compared to the Funds, and the different risk profile, the Directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The Directors noted that many of the Funds may invest in shares of exchange-traded funds (‘‘ETFs’’), subject to the restrictions and limitations of the 1940 Act as these may be varied as a result of exemptive orders issued by the SEC. The Directors also noted that ETFs pay advisory fees pursuant to their advisory contracts. The Directors concluded, based on the Adviser’s explanation of how it uses ETFs when they are the most cost-effective way to obtain desired exposures, in some cases pending purchases of underlying securities, that each Fund’s management fee would be for services that would be in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

With respect to each Fund’s management fee, the Directors considered the total expense ratio of the Fund in comparison to a peer group and peer universe selected by the 15(c) service provider. The Directors also considered the Adviser’s expense caps for certain Funds. The Directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to a Fund by others.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ expense ratios in certain periods. The Directors also reviewed updated expense ratio information and, in some cases, discussed with the Adviser the reasons for the expense ratios of certain Funds. On the basis of this review, the Directors concluded that each Fund’s expense ratio was acceptable.

The Directors did not consider comparative expense information for the ACS Funds because those Funds do not bear ordinary expenses.

Economies of Scale

The Directors noted that the management fee schedules for certain Funds do not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The Directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the Funds, and by the Adviser concerning certain of its views on economies of scale. The Directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Board meeting. The Directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The Directors noted that there is no established

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methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The Directors observed that in the mutual fund industry as a whole, as well as among funds similar to each Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The Directors also noted that the advisory agreements for many funds do not have breakpoints at all. The Directors informed the Adviser that they would monitor the asset levels of the Funds without breakpoints and their profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warrant doing so.

The Directors did not consider the extent to which fee levels in the Advisory Agreement for the ACS Funds reflect economies of scale because that Advisory Agreement does not provide for any compensation to be paid to the Adviser by the ACS Funds and the expense ratio of each of those Funds is zero.

Interim Advisory Agreements

In approving the Interim Advisory Agreements, the Boards, with the assistance of independent counsel, considered similar factors to those considered in approving the Proposed Agreements. The Interim Advisory Agreements approved by the Boards are identical to the Proposed Agreements, as well as the Current Agreements, in all material respects except for their proposed effective and termination dates and provisions intended to comply with the requirements of the relevant SEC rule, such as provisions requiring escrow of advisory fees. Under the Interim Advisory Agreements, the Adviser would continue to manage a Fund pursuant to an Interim Advisory Agreement until a new advisory agreement was approved by stockholders or until the end of the 150-day period, whichever would occur earlier. All fees earned by the Adviser under an Interim Advisory Agreement would be held in escrow pending shareholder approval of the Proposed Agreement. Upon approval of a new advisory agreement by stockholders, the escrowed management fees would be paid to the Adviser, and the Interim Advisory Agreement would terminate.

Information Regarding the Review and Approval of the Fund’s Current Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Small Cap Growth Portfolio (the “Fund”) at a meeting held on May 7-9, 2019 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are

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independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Analyst for the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements,

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to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Fund’s former Senior Officer/Independent Compliance Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2017 and 2018 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Fund’s former Senior Officer/Independent Compliance Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the underlying fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

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Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2019. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for other clients pursuing an investment strategy similar to the Fund’s. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Analyst and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds pursuing an investment strategy similar to the Fund’s, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors previously discussed these matters with an independent fee consultant. The directors also compared the advisory fee rate for the Fund with those for two other funds advised by the Adviser with a similar investment strategy.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management,

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research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors noted that the Fund invests in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the Investment Company Act of 1940 as these may be varied as a result of exemptive orders issued by the SEC. The directors also noted that ETFs pay advisory fees pursuant to their advisory contracts, and that the Adviser had provided, and they had reviewed, information about the expense ratios of the relevant ETFs. The directors concluded, based on the Adviser’s explanation of how it uses ETFs when they are the most cost-effective way to obtain desired exposures, in some cases pending purchases of underlying securities, that the advisory fee for the Fund is for services that are in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the

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AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also previously discussed economies of scale with an independent fee consultant. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

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This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

US CORE

Core Opportunities Fund

FlexFee™ US Thematic Portfolio

Select US Equity Portfolio

US GROWTH

Concentrated Growth Fund

Discovery Growth Fund

FlexFee™ Large Cap Growth Portfolio

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

INTERNATIONAL/ GLOBAL CORE

FlexFee™ International Strategic Core Portfolio

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Tax-Managed International Portfolio

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

INTERNATIONAL/ GLOBAL GROWTH

Concentrated International Growth Portfolio

FlexFee™ Emerging Markets Growth Portfolio

INTERNATIONAL/ GLOBAL EQUITY (continued)

Sustainable International Thematic Fund

INTERNATIONAL/ GLOBAL VALUE

All China Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

FlexFee™ High Yield Portfolio

FlexFee™ International Bond Portfolio

Global Bond Fund

High Income Fund

Income Fund

Intermediate Duration Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

Total Return Bond Portfolio1

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio

TARGET-DATE

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

Multi-Manager Select 2060 Fund

CLOSED-END FUNDS

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Money Market Portfolio, which serves as the money market fund exchange vehicle for the AB mutual funds. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1	Prior to July 12, 2019, Total Return Bond Portfolio was named Intermediate Bond Portfolio.

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NOTES

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NOTES

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NOTES

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 75

NOTES

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AB SMALL CAP GROWTH PORTFOLIO

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

SCG-0151-0719

ITEM 2.	CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant’s code of ethics is filed herewith as Exhibit 12(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that independent directors Garry L. Moody and Marshall C. Turner, Jr. qualify as audit committee financial experts.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (c) The following table sets forth the aggregate fees billed by the independent registered public accounting firm Ernst & Young LLP, for the Fund’s last two fiscal years for professional services rendered for: (i) the audit of the Fund’s annual financial statements included in the Fund’s annual report to stockholders; (ii) assurance and related services that are reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (i), which include advice and education related to accounting and auditing issues and quarterly press release review (for those Funds which issue press releases), and preferred stock maintenance testing (for those Funds that issue preferred stock); and (iii) tax compliance, tax advice and tax return preparation.

		Audit Fees	Audit-Related Fees	Tax Fees
AB Small Cap Growth	2018	$32,375	$86	$23,402
	2019	$32,375	$—	$23,334
AB Multi-Manager Select 2010	2018	$18,130	$—	$16,072
	2019	$18,130	$—	$18,382
AB Multi-Manager Select 2015	2018	$18,130	$—	$16,072
	2019	$18,130	$—	$18,382
AB Multi-Manager Select 2020	2018	$18,130	$5	$16,072
	2019	$18,130	$—	$18,382
AB Multi-Manager Select 2025	2018	$18,130	$9	$16,072
	2019	$18,130	$—	$18,382
AB Multi-Manager Select 2030	2018	$18,130	$7	$16,072
	2019	$18,130	$—	$18,382
AB Multi-Manager Select 2035	2018	$18,130	$6	$16,072
	2019	$18,130	$—	$18,382
AB Multi-Manager Select 2040	2018	$18,130	$—	$16,072
	2019	$18,130	$—	$18,382
AB Multi-Manager Select 2045	2018	$18,130	$—	$16,072
	2019	$18,130	$—	$18,382
AB Multi-Manager Select 2050	2018	$18,130	$—	$18,382
	2019	$18,130	$—	$18,382
AB Multi-Manager Select 2055	2018	$18,130	$—	$16,072
	2019	$18,130	$—	$18,382
AB Multi-Manager Select Ret Allocation	2018	$22,235	$—	$16,072
	2019	$22,235	$—	$16,072
AB Multi-Manager Select 2060	2019	$16,676	$—	$10,621

(d) Not applicable.

(e) (1) Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund’s Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Fund by the Fund’s independent registered public accounting firm. The Fund’s Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of the Fund.

(e) (2) All of the amounts for Audit Fees, Audit-Related Fees and Tax Fees in the table under Item 4 (a) – (c) are for services pre-approved by the Fund’s Audit Committee.

(f) Not applicable.

(g) The following table sets forth the aggregate non-audit services provided to the Fund, the Fund’s Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Fund:

	All Fees for Non-Audit Services Provided to the Portfolio, the Adviser and Service Affiliates	Total Amount of Foregoing Column Pre-approved by the Audit Committee (Portion Comprised of Audit Related Fees) (Portion Comprised of Tax Fees)
AB Small Cap Growth	2018	$852,678	$23,488
			$(86)
			$(23,402)
	2019	$654,737	$23,334
			$—
			$(23,334)
AB Multi-Manager Select 2010	2018	$845,262	$16,072
			$—
			$(16,072)
	2019	$649,785	$18,382
			$—
			$(18,382)
AB Multi-Manager Select 2015	2018	$845,262	$16,072
			$—
			$(16,072)
	2019	$649,785	$18,382
			$—
			$(18,382)
AB Multi-Manager Select 2020	2018	$845,267	$16,077
			$(5)
			$(16,072)
	2019	$649,785	$18,382
			$—
			$(18,382)
AB Multi-Manager Select 2025	2018	$845,271	$16,081
			$(9)
			$(16,072)
	2019	$649,785	$18,382
			$—
			$(18,382)
AB Multi-Manager Select 2030	2018	$845,269	$16,079
			$(7)
			$(16,072)
	2019	$649,785	$18,382
			$—
			$(18,382)
AB Multi-Manager Select 2035	2018	$845,268	$16,078
			$(6)
			$(16,072)
	2019	$649,785	$18,382
			$—
			$(18,382)
AB Multi-Manager Select 2040	2018	$845,262	$16,072
			$—
			$(16,072)
	2019	$649,785	$18,382
			$—
			$(18,382)
AB Multi-Manager Select 2045	2018	$845,262	$16,072
			$—
			$(16,072)
	2019	$649,785	$18,382
			$—
			$(18,382)
AB Multi-Manager Select 2050	2018	$847,572	$18,382
			$—
			$(18,382)
	2019	$649,785	$18,382
			$—
			$(18,382)
AB Multi-Manager Select 2055	2018	$845,262	$16,072
			$—
			$(16,072)
	2019	$649,785	$18,382
			$—
			$(18,382)
AB Multi-Manager Select Ret Allocation	2018	$845,262	$16,072
			$—
			$(16,072)
	2019	$647,475	$16,072
			$—
			$(16,072)
AB Multi-Manager Select 2060	2019	$642,024	$10,621
			$—
			$(10,621)

(h) The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund’s independent registered public accounting firm to the Adviser and Service Affiliates is compatible with maintaining the auditor’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (a) (1)	Code of Ethics that is subject to the disclosure of Item 2 hereof

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: September 30, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: September 30, 2019

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: September 30, 2019